UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-21591

AMERICAN CENTURY ASSET ALLOCATION PORTFOLIOS, INC.
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

JOHN PAK 4500 MAIN STREET, KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	07-31

Date of reporting period:	07-31-2026

ITEM 1. REPORTS TO STOCKHOLDERS.

(a) Provided under separate cover.

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ In Retirement Portfolio

Investor Class (AAAMX)	July 31, 2026

This annual shareholder report contains important information about One Choice Blend+ In Retirement Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$61	0.58%

What were the key factors that affected the fund’s performance?
One Choice Blend+ In Retirement Portfolio Investor Class returned 9.87% for the reporting period ended July 31, 2026.
The fund seeks current income. Capital appreciation is a secondary objective. It is strategically exposed to a range of asset classes, as illustrated in the Fund Holdings. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond the U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Investor Class	9.87%	4.05%	4.72%	3/10/21
Regulatory Index
Russell 3000	19.60%	11.82%	13.21%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	0.06%	—
Performance Index
S&P Target Date Retirement Income	8.89%	4.10%	4.55%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$78,127,503
Management Fees (dollars paid during the reporting period)	$309,065
Portfolio Turnover Rate	30%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	45.5%
Domestic Equity Funds	27.7%
International Equity Funds	12.4%
International Fixed Income Funds	11.4%
Money Market Funds	3.0%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J748

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ In Retirement Portfolio

I Class (AAAOX)	July 31, 2026

This annual shareholder report contains important information about One Choice Blend+ In Retirement Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$40	0.38%

What were the key factors that affected the fund’s performance?
One Choice Blend+ In Retirement Portfolio I Class returned 10.13% for the reporting period ended July 31, 2026.
The fund seeks current income. Capital appreciation is a secondary objective. It is strategically exposed to a range of asset classes, as illustrated in the Fund Holdings. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond the U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
I Class	10.13%	4.25%	4.93%	3/10/21
Regulatory Index
Russell 3000	19.60%	11.82%	13.21%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	0.06%	—
Performance Index
S&P Target Date Retirement Income	8.89%	4.10%	4.55%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$78,127,503
Management Fees (dollars paid during the reporting period)	$309,065
Portfolio Turnover Rate	30%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	45.5%
Domestic Equity Funds	27.7%
International Equity Funds	12.4%
International Fixed Income Funds	11.4%
Money Market Funds	3.0%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J730

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ In Retirement Portfolio

A Class (AABEX)	July 31, 2026

This annual shareholder report contains important information about One Choice Blend+ In Retirement Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$87	0.83%

What were the key factors that affected the fund’s performance?
One Choice Blend+ In Retirement Portfolio A Class returned 9.58% for the reporting period ended July 31, 2026.
The fund seeks current income. Capital appreciation is a secondary objective. It is strategically exposed to a range of asset classes, as illustrated in the Fund Holdings. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond the U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2026
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
A Class	9.58%	3.78%	4.46%	3/10/21
A Class - with sales charge	3.28%	2.56%	3.32%	3/10/21
Regulatory Index
Russell 3000	19.60%	11.82%	13.21%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	0.06%	—
Performance Index
S&P Target Date Retirement Income	8.89%	4.10%	4.55%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$78,127,503
Management Fees (dollars paid during the reporting period)	$309,065
Portfolio Turnover Rate	30%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	45.5%
Domestic Equity Funds	27.7%
International Equity Funds	12.4%
International Fixed Income Funds	11.4%
Money Market Funds	3.0%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J722

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ In Retirement Portfolio

R Class (AABGX)	July 31, 2026

This annual shareholder report contains important information about One Choice Blend+ In Retirement Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$113	1.08%

What were the key factors that affected the fund’s performance?
One Choice Blend+ In Retirement Portfolio R Class returned 9.38% for the reporting period ended July 31, 2026.
The fund seeks current income. Capital appreciation is a secondary objective. It is strategically exposed to a range of asset classes, as illustrated in the Fund Holdings. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond the U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R Class	9.38%	3.53%	4.20%	3/10/21
Regulatory Index
Russell 3000	19.60%	11.82%	13.21%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	0.06%	—
Performance Index
S&P Target Date Retirement Income	8.89%	4.10%	4.55%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$78,127,503
Management Fees (dollars paid during the reporting period)	$309,065
Portfolio Turnover Rate	30%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	45.5%
Domestic Equity Funds	27.7%
International Equity Funds	12.4%
International Fixed Income Funds	11.4%
Money Market Funds	3.0%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J714

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ In Retirement Portfolio

R6 Class (AABHX)	July 31, 2026

This annual shareholder report contains important information about One Choice Blend+ In Retirement Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$24	0.23%

What were the key factors that affected the fund’s performance?
One Choice Blend+ In Retirement Portfolio R6 Class returned 10.35% for the reporting period ended July 31, 2026.
The fund seeks current income. Capital appreciation is a secondary objective. It is strategically exposed to a range of asset classes, as illustrated in the Fund Holdings. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond the U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R6 Class	10.35%	4.41%	5.10%	3/10/21
Regulatory Index
Russell 3000	19.60%	11.82%	13.21%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	0.06%	—
Performance Index
S&P Target Date Retirement Income	8.89%	4.10%	4.55%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$78,127,503
Management Fees (dollars paid during the reporting period)	$309,065
Portfolio Turnover Rate	30%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	45.5%
Domestic Equity Funds	27.7%
International Equity Funds	12.4%
International Fixed Income Funds	11.4%
Money Market Funds	3.0%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J698

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2025 Portfolio

Investor Class (AABJX)	July 31, 2026

This annual shareholder report contains important information about One Choice Blend+ 2025 Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$61	0.58%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2025 Portfolio Investor Class returned 10.93% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond the U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Investor Class	10.93%	4.49%	5.19%	3/10/21
Regulatory Index
Russell 3000	19.60%	11.82%	13.21%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	0.06%	—
Performance Index
S&P Target Date To 2025	10.00%	4.84%	5.49%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$78,589,390
Management Fees (dollars paid during the reporting period)	$363,518
Portfolio Turnover Rate	25%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	41.8%
Domestic Equity Funds	30.4%
International Equity Funds	14.1%
International Fixed Income Funds	11.0%
Money Market Funds	2.8%
Other Assets and Liabilities	(0.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J680

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2025 Portfolio

I Class (AABKX)	July 31, 2026

This annual shareholder report contains important information about One Choice Blend+ 2025 Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$40	0.38%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2025 Portfolio I Class returned 11.05% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond the U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
I Class	11.05%	4.67%	5.38%	3/10/21
Regulatory Index
Russell 3000	19.60%	11.82%	13.21%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	0.06%	—
Performance Index
S&P Target Date To 2025	10.00%	4.84%	5.49%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$78,589,390
Management Fees (dollars paid during the reporting period)	$363,518
Portfolio Turnover Rate	25%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	41.8%
Domestic Equity Funds	30.4%
International Equity Funds	14.1%
International Fixed Income Funds	11.0%
Money Market Funds	2.8%
Other Assets and Liabilities	(0.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J672

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2025 Portfolio

A Class (AABQX)	July 31, 2026

This annual shareholder report contains important information about One Choice Blend+ 2025 Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$87	0.83%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2025 Portfolio A Class returned 10.56% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond the U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2026
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
A Class	10.56%	4.22%	4.93%	3/10/21
A Class - with sales charge	4.20%	2.99%	3.78%	3/10/21
Regulatory Index
Russell 3000	19.60%	11.82%	13.21%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	0.06%	—
Performance Index
S&P Target Date To 2025	10.00%	4.84%	5.49%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$78,589,390
Management Fees (dollars paid during the reporting period)	$363,518
Portfolio Turnover Rate	25%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	41.8%
Domestic Equity Funds	30.4%
International Equity Funds	14.1%
International Fixed Income Funds	11.0%
Money Market Funds	2.8%
Other Assets and Liabilities	(0.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J664

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2025 Portfolio

R Class (AABRX)	July 31, 2026

This annual shareholder report contains important information about One Choice Blend+ 2025 Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$114	1.08%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2025 Portfolio R Class returned 10.29% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond the U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R Class	10.29%	3.95%	4.66%	3/10/21
Regulatory Index
Russell 3000	19.60%	11.82%	13.21%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	0.06%	—
Performance Index
S&P Target Date To 2025	10.00%	4.84%	5.49%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$78,589,390
Management Fees (dollars paid during the reporting period)	$363,518
Portfolio Turnover Rate	25%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	41.8%
Domestic Equity Funds	30.4%
International Equity Funds	14.1%
International Fixed Income Funds	11.0%
Money Market Funds	2.8%
Other Assets and Liabilities	(0.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J656

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2025 Portfolio

R6 Class (AABVX)	July 31, 2026

This annual shareholder report contains important information about One Choice Blend+ 2025 Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$24	0.23%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2025 Portfolio R6 Class returned 11.31% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond the U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R6 Class	11.31%	4.84%	5.56%	3/10/21
Regulatory Index
Russell 3000	19.60%	11.82%	13.21%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	0.06%	—
Performance Index
S&P Target Date To 2025	10.00%	4.84%	5.49%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$78,589,390
Management Fees (dollars paid during the reporting period)	$363,518
Portfolio Turnover Rate	25%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	41.8%
Domestic Equity Funds	30.4%
International Equity Funds	14.1%
International Fixed Income Funds	11.0%
Money Market Funds	2.8%
Other Assets and Liabilities	(0.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J649

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2030 Portfolio

Investor Class (AABWX)	July 31, 2026

This annual shareholder report contains important information about One Choice Blend+ 2030 Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$62	0.58%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2030 Portfolio Investor Class returned 12.42% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the fund holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond the U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Investor Class	12.42%	5.04%	5.76%	3/10/21
Regulatory Index
Russell 3000	19.60%	11.82%	13.21%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	0.06%	—
Performance Index
S&P Target Date To 2030	12.48%	5.99%	6.69%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$151,648,959
Management Fees (dollars paid during the reporting period)	$611,443
Portfolio Turnover Rate	25%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	35.2%
Domestic Equity Funds	35.1%
International Equity Funds	17.4%
International Fixed Income Funds	9.9%
Money Market Funds	2.4%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J631

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2030 Portfolio

I Class (AAEWX)	July 31, 2026

This annual shareholder report contains important information about One Choice Blend+ 2030 Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$40	0.38%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2030 Portfolio I Class returned 12.62% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the fund holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond the U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
I Class	12.62%	5.25%	5.98%	3/10/21
Regulatory Index
Russell 3000	19.60%	11.82%	13.21%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	0.06%	—
Performance Index
S&P Target Date To 2030	12.48%	5.99%	6.69%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$151,648,959
Management Fees (dollars paid during the reporting period)	$611,443
Portfolio Turnover Rate	25%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	35.2%
Domestic Equity Funds	35.1%
International Equity Funds	17.4%
International Fixed Income Funds	9.9%
Money Market Funds	2.4%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J623

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2030 Portfolio

A Class (AABZX)	July 31, 2026

This annual shareholder report contains important information about One Choice Blend+ 2030 Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$88	0.83%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2030 Portfolio A Class returned 12.14% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the fund holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond the U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2026
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
A Class	12.14%	4.78%	5.51%	3/10/21
A Class - with sales charge	5.69%	3.55%	4.35%	3/10/21
Regulatory Index
Russell 3000	19.60%	11.82%	13.21%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	0.06%	—
Performance Index
S&P Target Date To 2030	12.48%	5.99%	6.69%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$151,648,959
Management Fees (dollars paid during the reporting period)	$611,443
Portfolio Turnover Rate	25%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	35.2%
Domestic Equity Funds	35.1%
International Equity Funds	17.4%
International Fixed Income Funds	9.9%
Money Market Funds	2.4%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J615

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2030 Portfolio

R Class (AACHX)	July 31, 2026

This annual shareholder report contains important information about One Choice Blend+ 2030 Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$114	1.08%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2030 Portfolio R Class returned 11.86% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the fund holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond the U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R Class	11.86%	4.53%	5.25%	3/10/21
Regulatory Index
Russell 3000	19.60%	11.82%	13.21%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	0.06%	—
Performance Index
S&P Target Date To 2030	12.48%	5.99%	6.69%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$151,648,959
Management Fees (dollars paid during the reporting period)	$611,443
Portfolio Turnover Rate	25%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	35.2%
Domestic Equity Funds	35.1%
International Equity Funds	17.4%
International Fixed Income Funds	9.9%
Money Market Funds	2.4%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J599

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2030 Portfolio

R6 Class (AACJX)	July 31, 2026

This annual shareholder report contains important information about One Choice Blend+ 2030 Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$24	0.23%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2030 Portfolio R6 Class returned 12.78% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the fund holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond the U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R6 Class	12.78%	5.42%	6.14%	3/10/21
Regulatory Index
Russell 3000	19.60%	11.82%	13.21%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	0.06%	—
Performance Index
S&P Target Date To 2030	12.48%	5.99%	6.69%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$151,648,959
Management Fees (dollars paid during the reporting period)	$611,443
Portfolio Turnover Rate	25%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	35.2%
Domestic Equity Funds	35.1%
International Equity Funds	17.4%
International Fixed Income Funds	9.9%
Money Market Funds	2.4%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J581

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2035 Portfolio

Investor Class (AACKX)	July 31, 2026

This annual shareholder report contains important information about One Choice Blend+ 2035 Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$62	0.58%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2035 Portfolio Investor Class returned 14.23% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond the U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Investor Class	14.23%	5.76%	6.49%	3/10/21
Regulatory Index
Russell 3000	19.60%	11.82%	13.21%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	0.06%	—
Performance Index
S&P Target Date To 2035	15.04%	7.18%	7.93%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$181,671,955
Management Fees (dollars paid during the reporting period)	$672,950
Portfolio Turnover Rate	16%
Total Number of Portfolio Holdings	24

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	40.3%
Domestic Fixed Income Funds	28.0%
International Equity Funds	21.2%
International Fixed Income Funds	8.6%
Money Market Funds	1.9%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J573

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2035 Portfolio

I Class (AACLX)	July 31, 2026

This annual shareholder report contains important information about One Choice Blend+ 2035 Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$41	0.38%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2035 Portfolio I Class returned 14.45% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond the U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
I Class	14.45%	5.96%	6.69%	3/10/21
Regulatory Index
Russell 3000	19.60%	11.82%	13.21%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	0.06%	—
Performance Index
S&P Target Date To 2035	15.04%	7.18%	7.93%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$181,671,955
Management Fees (dollars paid during the reporting period)	$672,950
Portfolio Turnover Rate	16%
Total Number of Portfolio Holdings	24

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	40.3%
Domestic Fixed Income Funds	28.0%
International Equity Funds	21.2%
International Fixed Income Funds	8.6%
Money Market Funds	1.9%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J565

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2035 Portfolio

A Class (AACMX)	July 31, 2026

This annual shareholder report contains important information about One Choice Blend+ 2035 Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$89	0.83%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2035 Portfolio A Class returned 13.95% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond the U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2026
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
A Class	13.95%	5.50%	6.23%	3/10/21
A Class - with sales charge	7.40%	4.26%	5.07%	3/10/21
Regulatory Index
Russell 3000	19.60%	11.82%	13.21%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	0.06%	—
Performance Index
S&P Target Date To 2035	15.04%	7.18%	7.93%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$181,671,955
Management Fees (dollars paid during the reporting period)	$672,950
Portfolio Turnover Rate	16%
Total Number of Portfolio Holdings	24

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	40.3%
Domestic Fixed Income Funds	28.0%
International Equity Funds	21.2%
International Fixed Income Funds	8.6%
Money Market Funds	1.9%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J557

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2035 Portfolio

R Class (AACPX)	July 31, 2026

This annual shareholder report contains important information about One Choice Blend+ 2035 Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$115	1.08%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2035 Portfolio R Class returned 13.59% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond the U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R Class	13.59%	5.22%	5.95%	3/10/21
Regulatory Index
Russell 3000	19.60%	11.82%	13.21%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	0.06%	—
Performance Index
S&P Target Date To 2035	15.04%	7.18%	7.93%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$181,671,955
Management Fees (dollars paid during the reporting period)	$672,950
Portfolio Turnover Rate	16%
Total Number of Portfolio Holdings	24

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	40.3%
Domestic Fixed Income Funds	28.0%
International Equity Funds	21.2%
International Fixed Income Funds	8.6%
Money Market Funds	1.9%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J540

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2035 Portfolio

R6 Class (AACQX)	July 31, 2026

This annual shareholder report contains important information about One Choice Blend+ 2035 Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$25	0.23%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2035 Portfolio R6 Class returned 14.61% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond the U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R6 Class	14.61%	6.13%	6.85%	3/10/21
Regulatory Index
Russell 3000	19.60%	11.82%	13.21%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	0.06%	—
Performance Index
S&P Target Date To 2035	15.04%	7.18%	7.93%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$181,671,955
Management Fees (dollars paid during the reporting period)	$672,950
Portfolio Turnover Rate	16%
Total Number of Portfolio Holdings	24

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	40.3%
Domestic Fixed Income Funds	28.0%
International Equity Funds	21.2%
International Fixed Income Funds	8.6%
Money Market Funds	1.9%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J532

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2040 Portfolio

Investor Class (AACSX)	July 31, 2026

This annual shareholder report contains important information about One Choice Blend+ 2040 Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$63	0.58%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2040 Portfolio Investor Class returned 15.95% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Investor Class	15.95%	6.53%	7.28%	3/10/21
Regulatory Index
Russell 3000	19.60%	11.82%	13.21%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	0.06%	—
Performance Index
S&P Target Date To 2040	17.12%	8.21%	8.97%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$162,755,899
Management Fees (dollars paid during the reporting period)	$686,487
Portfolio Turnover Rate	14%
Total Number of Portfolio Holdings	24

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	45.3%
International Equity Funds	25.2%
Domestic Fixed Income Funds	21.1%
International Fixed Income Funds	7.0%
Money Market Funds	1.5%
Other Assets and Liabilities	(0.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J524

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2040 Portfolio

I Class (AACUX)	July 31, 2026

This annual shareholder report contains important information about One Choice Blend+ 2040 Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$41	0.38%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2040 Portfolio I Class returned 16.06% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
I Class	16.06%	6.73%	7.49%	3/10/21
Regulatory Index
Russell 3000	19.60%	11.82%	13.21%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	0.06%	—
Performance Index
S&P Target Date To 2040	17.12%	8.21%	8.97%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$162,755,899
Management Fees (dollars paid during the reporting period)	$686,487
Portfolio Turnover Rate	14%
Total Number of Portfolio Holdings	24

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	45.3%
International Equity Funds	25.2%
Domestic Fixed Income Funds	21.1%
International Fixed Income Funds	7.0%
Money Market Funds	1.5%
Other Assets and Liabilities	(0.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J516

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2040 Portfolio

A Class (AACVX)	July 31, 2026

This annual shareholder report contains important information about One Choice Blend+ 2040 Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$89	0.83%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2040 Portfolio A Class returned 15.58% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2026
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
A Class	15.58%	6.26%	7.01%	3/10/21
A Class - with sales charge	8.93%	5.01%	5.85%	3/10/21
Regulatory Index
Russell 3000	19.60%	11.82%	13.21%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	0.06%	—
Performance Index
S&P Target Date To 2040	17.12%	8.21%	8.97%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$162,755,899
Management Fees (dollars paid during the reporting period)	$686,487
Portfolio Turnover Rate	14%
Total Number of Portfolio Holdings	24

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	45.3%
International Equity Funds	25.2%
Domestic Fixed Income Funds	21.1%
International Fixed Income Funds	7.0%
Money Market Funds	1.5%
Other Assets and Liabilities	(0.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J490

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2040 Portfolio

R Class (AACWX)	July 31, 2026

This annual shareholder report contains important information about One Choice Blend+ 2040 Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$116	1.08%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2040 Portfolio R Class returned 15.31% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R Class	15.31%	5.99%	6.74%	3/10/21
Regulatory Index
Russell 3000	19.60%	11.82%	13.21%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	0.06%	—
Performance Index
S&P Target Date To 2040	17.12%	8.21%	8.97%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares..Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$162,755,899
Management Fees (dollars paid during the reporting period)	$686,487
Portfolio Turnover Rate	14%
Total Number of Portfolio Holdings	24

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	45.3%
International Equity Funds	25.2%
Domestic Fixed Income Funds	21.1%
International Fixed Income Funds	7.0%
Money Market Funds	1.5%
Other Assets and Liabilities	(0.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J482

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2040 Portfolio

R6 Class (AACZX)	July 31, 2026

This annual shareholder report contains important information about One Choice Blend+ 2040 Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$25	0.23%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2040 Portfolio R6 Class returned 16.32% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R6 Class	16.32%	6.92%	7.67%	3/10/21
Regulatory Index
Russell 3000	19.60%	11.82%	13.21%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	0.06%	—
Performance Index
S&P Target Date To 2040	17.12%	8.21%	8.97%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares..Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$162,755,899
Management Fees (dollars paid during the reporting period)	$686,487
Portfolio Turnover Rate	14%
Total Number of Portfolio Holdings	24

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	45.3%
International Equity Funds	25.2%
Domestic Fixed Income Funds	21.1%
International Fixed Income Funds	7.0%
Money Market Funds	1.5%
Other Assets and Liabilities	(0.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J474

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2045 Portfolio

Investor Class (AADHX)	July 31, 2026

This annual shareholder report contains important information about One Choice Blend+ 2045 Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$63	0.58%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2045 Portfolio Investor Class returned 17.44% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Investor Class	17.44%	7.31%	8.06%	3/10/21
Regulatory Index
Russell 3000	19.60%	11.82%	13.21%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	0.06%	—
Performance Index
S&P Target Date To 2045	18.95%	9.08%	9.86%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$174,015,907
Management Fees (dollars paid during the reporting period)	$627,243
Portfolio Turnover Rate	16%
Total Number of Portfolio Holdings	22

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	49.6%
International Equity Funds	28.3%
Domestic Fixed Income Funds	15.6%
International Fixed Income Funds	5.3%
Money Market Funds	1.1%
Other Assets and Liabilities	0.1%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J466

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2045 Portfolio

I Class (AADJX)	July 31, 2026

This annual shareholder report contains important information about One Choice Blend+ 2045 Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$41	0.38%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2045 Portfolio I Class returned 17.67% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
I Class	17.67%	7.51%	8.27%	3/10/21
Regulatory Index
Russell 3000	19.60%	11.82%	13.21%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	0.06%	—
Performance Index
S&P Target Date To 2045	18.95%	9.08%	9.86%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares..Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$174,015,907
Management Fees (dollars paid during the reporting period)	$627,243
Portfolio Turnover Rate	16%
Total Number of Portfolio Holdings	22

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	49.6%
International Equity Funds	28.3%
Domestic Fixed Income Funds	15.6%
International Fixed Income Funds	5.3%
Money Market Funds	1.1%
Other Assets and Liabilities	0.1%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J458

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2045 Portfolio

A Class (AADKX)	July 31, 2026

This annual shareholder report contains important information about One Choice Blend+ 2045 Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$90	0.83%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2045 Portfolio A Class returned 17.17% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2026
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
A Class	17.17%	7.04%	7.79%	3/10/21
A Class - with sales charge	10.43%	5.78%	6.62%	3/10/21
Regulatory Index
Russell 3000	19.60%	11.82%	13.21%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	0.06%	—
Performance Index
S&P Target Date To 2045	18.95%	9.08%	9.86%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$174,015,907
Management Fees (dollars paid during the reporting period)	$627,243
Portfolio Turnover Rate	16%
Total Number of Portfolio Holdings	22

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	49.6%
International Equity Funds	28.3%
Domestic Fixed Income Funds	15.6%
International Fixed Income Funds	5.3%
Money Market Funds	1.1%
Other Assets and Liabilities	0.1%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J441

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2045 Portfolio

R Class (AADLX)	July 31, 2026

This annual shareholder report contains important information about One Choice Blend+ 2045 Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$117	1.08%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2045 Portfolio R Class returned 16.91% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R Class	16.91%	6.76%	7.52%	3/10/21
Regulatory Index
Russell 3000	19.60%	11.82%	13.21%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	0.06%	—
Performance Index
S&P Target Date To 2045	18.95%	9.08%	9.86%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$174,015,907
Management Fees (dollars paid during the reporting period)	$627,243
Portfolio Turnover Rate	16%
Total Number of Portfolio Holdings	22

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	49.6%
International Equity Funds	28.3%
Domestic Fixed Income Funds	15.6%
International Fixed Income Funds	5.3%
Money Market Funds	1.1%
Other Assets and Liabilities	0.1%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J433

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2045 Portfolio

R6 Class (AADMX)	July 31, 2026

This annual shareholder report contains important information about One Choice Blend+ 2045 Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$25	0.23%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2045 Portfolio R6 Class returned 17.83% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R6 Class	17.83%	7.66%	8.43%	3/10/21
Regulatory Index
Russell 3000	19.60%	11.82%	13.21%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	0.06%	—
Performance Index
S&P Target Date To 2045	18.95%	9.08%	9.86%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$174,015,907
Management Fees (dollars paid during the reporting period)	$627,243
Portfolio Turnover Rate	16%
Total Number of Portfolio Holdings	22

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	49.6%
International Equity Funds	28.3%
Domestic Fixed Income Funds	15.6%
International Fixed Income Funds	5.3%
Money Market Funds	1.1%
Other Assets and Liabilities	0.1%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J425

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2050 Portfolio

Investor Class (AADNX)	July 31, 2026

This annual shareholder report contains important information about One Choice Blend+ 2050 Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$63	0.58%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2050 Portfolio Investor Class returned 18.89% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	Higher long-term interest rates help explain the bifurcation in U.S. equity performance. Rising rates increase borrowing costs and make it more difficult to finance future growth. AI-related companies have borrowed particularly heavily, so this explains why AI stocks lagged.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Investor Class	18.89%	7.98%	8.75%	3/10/21
Regulatory Index
Russell 3000	19.60%	11.82%	13.21%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	0.06%	—
Performance Index
S&P Target Date To 2050	19.95%	9.57%	10.34%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$152,540,947
Management Fees (dollars paid during the reporting period)	$580,804
Portfolio Turnover Rate	15%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	54.5%
International Equity Funds	31.1%
Domestic Fixed Income Funds	10.3%
International Fixed Income Funds	3.5%
Money Market Funds	0.7%
Other Assets and Liabilities	(0.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J417

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2050 Portfolio

I Class (AADOX)	July 31, 2026

This annual shareholder report contains important information about One Choice Blend+ 2050 Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$42	0.38%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2050 Portfolio I Class returned 19.11% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	Higher long-term interest rates help explain the bifurcation in U.S. equity performance. Rising rates increase borrowing costs and make it more difficult to finance future growth. AI-related companies have borrowed particularly heavily, so this explains why AI stocks lagged.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
I Class	19.11%	8.18%	8.96%	3/10/21
Regulatory Index
Russell 3000	19.60%	11.82%	13.21%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	0.06%	—
Performance Index
S&P Target Date To 2050	19.95%	9.57%	10.34%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$152,540,947
Management Fees (dollars paid during the reporting period)	$580,804
Portfolio Turnover Rate	15%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	54.5%
International Equity Funds	31.1%
Domestic Fixed Income Funds	10.3%
International Fixed Income Funds	3.5%
Money Market Funds	0.7%
Other Assets and Liabilities	(0.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J391

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2050 Portfolio

A Class (AADPX)	July 31, 2026

This annual shareholder report contains important information about One Choice Blend+ 2050 Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$91	0.83%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2050 Portfolio A Class returned 18.52% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	Higher long-term interest rates help explain the bifurcation in U.S. equity performance. Rising rates increase borrowing costs and make it more difficult to finance future growth. AI-related companies have borrowed particularly heavily, so this explains why AI stocks lagged.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2026
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
A Class	18.52%	7.71%	8.48%	3/10/21
A Class - with sales charge	11.70%	6.44%	7.29%	3/10/21
Regulatory Index
Russell 3000	19.60%	11.82%	13.21%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	0.06%	—
Performance Index
S&P Target Date To 2050	19.95%	9.57%	10.34%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$152,540,947
Management Fees (dollars paid during the reporting period)	$580,804
Portfolio Turnover Rate	15%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	54.5%
International Equity Funds	31.1%
Domestic Fixed Income Funds	10.3%
International Fixed Income Funds	3.5%
Money Market Funds	0.7%
Other Assets and Liabilities	(0.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J383

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2050 Portfolio

R Class (AADQX)	July 31, 2026

This annual shareholder report contains important information about One Choice Blend+ 2050 Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$118	1.08%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2050 Portfolio R Class returned 18.25% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	Higher long-term interest rates help explain the bifurcation in U.S. equity performance. Rising rates increase borrowing costs and make it more difficult to finance future growth. AI-related companies have borrowed particularly heavily, so this explains why AI stocks lagged.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R Class	18.25%	7.46%	8.21%	3/10/21
Regulatory Index
Russell 3000	19.60%	11.82%	13.21%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	0.06%	—
Performance Index
S&P Target Date To 2050	19.95%	9.57%	10.34%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$152,540,947
Management Fees (dollars paid during the reporting period)	$580,804
Portfolio Turnover Rate	15%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	54.5%
International Equity Funds	31.1%
Domestic Fixed Income Funds	10.3%
International Fixed Income Funds	3.5%
Money Market Funds	0.7%
Other Assets and Liabilities	(0.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J375

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2050 Portfolio

R6 Class (AADUX)	July 31, 2026

This annual shareholder report contains important information about One Choice Blend+ 2050 Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$25	0.23%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2050 Portfolio R6 Class returned 19.37% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	Higher long-term interest rates help explain the bifurcation in U.S. equity performance. Rising rates increase borrowing costs and make it more difficult to finance future growth. AI-related companies have borrowed particularly heavily, so this explains why AI stocks lagged.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R6 Class	19.37%	8.37%	9.13%	3/10/21
Regulatory Index
Russell 3000	19.60%	11.82%	13.21%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	0.06%	—
Performance Index
S&P Target Date To 2050	19.95%	9.57%	10.34%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$152,540,947
Management Fees (dollars paid during the reporting period)	$580,804
Portfolio Turnover Rate	15%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	54.5%
International Equity Funds	31.1%
Domestic Fixed Income Funds	10.3%
International Fixed Income Funds	3.5%
Money Market Funds	0.7%
Other Assets and Liabilities	(0.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J367

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2055 Portfolio

Investor Class (AADVX)	July 31, 2026

This annual shareholder report contains important information about One Choice Blend+ 2055 Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$64	0.58%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2055 Portfolio Investor Class returned 20.33% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	Higher long-term interest rates help explain the bifurcation in U.S. equity performance. Rising rates increase borrowing costs and make it more difficult to finance future growth. AI-related companies have borrowed particularly heavily, so this explains why AI stocks lagged.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Investor Class	20.33%	8.46%	9.23%	3/10/21
Regulatory Index
Russell 3000	19.60%	11.82%	13.21%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	0.06%	—
Performance Index
S&P Target Date To 2055	20.47%	9.75%	10.53%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$109,359,313
Management Fees (dollars paid during the reporting period)	$436,023
Portfolio Turnover Rate	16%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	59.4%
International Equity Funds	33.7%
Domestic Fixed Income Funds	5.0%
International Fixed Income Funds	1.7%
Money Market Funds	0.3%
Other Assets and Liabilities	(0.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J359

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2055 Portfolio

I Class (AADWX)	July 31, 2026

This annual shareholder report contains important information about One Choice Blend+ 2055 Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$42	0.38%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2055 Portfolio I Class returned 20.54% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	Higher long-term interest rates help explain the bifurcation in U.S. equity performance. Rising rates increase borrowing costs and make it more difficult to finance future growth. AI-related companies have borrowed particularly heavily, so this explains why AI stocks lagged.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
I Class	20.54%	8.70%	9.46%	3/10/21
Regulatory Index
Russell 3000	19.60%	11.82%	13.21%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	0.06%	—
Performance Index
S&P Target Date To 2055	20.47%	9.75%	10.53%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$109,359,313
Management Fees (dollars paid during the reporting period)	$436,023
Portfolio Turnover Rate	16%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	59.4%
International Equity Funds	33.7%
Domestic Fixed Income Funds	5.0%
International Fixed Income Funds	1.7%
Money Market Funds	0.3%
Other Assets and Liabilities	(0.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J342

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2055 Portfolio

A Class (AADZX)	July 31, 2026

This annual shareholder report contains important information about One Choice Blend+ 2055 Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$91	0.83%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2055 Portfolio A Class returned 19.97% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	Higher long-term interest rates help explain the bifurcation in U.S. equity performance. Rising rates increase borrowing costs and make it more difficult to finance future growth. AI-related companies have borrowed particularly heavily, so this explains why AI stocks lagged.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2026
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
A Class	19.97%	8.19%	8.95%	3/10/21
A Class - with sales charge	13.07%	6.92%	7.76%	3/10/21
Regulatory Index
Russell 3000	19.60%	11.82%	13.21%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	0.06%	—
Performance Index
S&P Target Date To 2055	20.47%	9.75%	10.53%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$109,359,313
Management Fees (dollars paid during the reporting period)	$436,023
Portfolio Turnover Rate	16%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	59.4%
International Equity Funds	33.7%
Domestic Fixed Income Funds	5.0%
International Fixed Income Funds	1.7%
Money Market Funds	0.3%
Other Assets and Liabilities	(0.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J334

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2055 Portfolio

R Class (AAEDX)	July 31, 2026

This annual shareholder report contains important information about One Choice Blend+ 2055 Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$119	1.08%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2055 Portfolio R Class returned 19.70% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	Higher long-term interest rates help explain the bifurcation in U.S. equity performance. Rising rates increase borrowing costs and make it more difficult to finance future growth. AI-related companies have borrowed particularly heavily, so this explains why AI stocks lagged.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R Class	19.70%	7.92%	8.68%	3/10/21
Regulatory Index
Russell 3000	19.60%	11.82%	13.21%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	0.06%	—
Performance Index
S&P Target Date To 2055	20.47%	9.75%	10.53%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$109,359,313
Management Fees (dollars paid during the reporting period)	$436,023
Portfolio Turnover Rate	16%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	59.4%
International Equity Funds	33.7%
Domestic Fixed Income Funds	5.0%
International Fixed Income Funds	1.7%
Money Market Funds	0.3%
Other Assets and Liabilities	(0.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J326

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2055 Portfolio

R6 Class (AAEEX)	July 31, 2026

This annual shareholder report contains important information about One Choice Blend+ 2055 Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$25	0.23%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2055 Portfolio R6 Class returned 20.69% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	Higher long-term interest rates help explain the bifurcation in U.S. equity performance. Rising rates increase borrowing costs and make it more difficult to finance future growth. AI-related companies have borrowed particularly heavily, so this explains why AI stocks lagged.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R6 Class	20.69%	8.86%	9.63%	3/10/21
Regulatory Index
Russell 3000	19.60%	11.82%	13.21%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	0.06%	—
Performance Index
S&P Target Date To 2055	20.47%	9.75%	10.53%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$109,359,313
Management Fees (dollars paid during the reporting period)	$436,023
Portfolio Turnover Rate	16%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	59.4%
International Equity Funds	33.7%
Domestic Fixed Income Funds	5.0%
International Fixed Income Funds	1.7%
Money Market Funds	0.3%
Other Assets and Liabilities	(0.1)%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J318

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2060 Portfolio

Investor Class (AAEFX)	July 31, 2026

This annual shareholder report contains important information about One Choice Blend+ 2060 Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$64	0.58%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2060 Portfolio Investor Class returned 20.51% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	Higher long-term interest rates help explain the bifurcation in U.S. equity performance. Rising rates increase borrowing costs and make it more difficult to finance future growth. AI-related companies have borrowed particularly heavily, so this explains why AI stocks lagged.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Investor Class	20.51%	8.69%	9.45%	3/10/21
Regulatory Index
Russell 3000	19.60%	11.82%	13.21%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	0.06%	—
Performance Index
S&P Target Date To 2060	20.34%	9.79%	10.57%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$104,987,921
Management Fees (dollars paid during the reporting period)	$452,417
Portfolio Turnover Rate	15%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	60.6%
International Equity Funds	34.7%
Domestic Fixed Income Funds	3.4%
International Fixed Income Funds	1.1%
Money Market Funds	0.2%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J292

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2060 Portfolio

I Class (AAEGX)	July 31, 2026

This annual shareholder report contains important information about One Choice Blend+ 2060 Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$42	0.38%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2060 Portfolio I Class returned 20.92% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	Higher long-term interest rates help explain the bifurcation in U.S. equity performance. Rising rates increase borrowing costs and make it more difficult to finance future growth. AI-related companies have borrowed particularly heavily, so this explains why AI stocks lagged.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
I Class	20.92%	8.93%	9.67%	3/10/21
Regulatory Index
Russell 3000	19.60%	11.82%	13.21%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	0.06%	—
Performance Index
S&P Target Date To 2060	20.34%	9.79%	10.57%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$104,987,921
Management Fees (dollars paid during the reporting period)	$452,417
Portfolio Turnover Rate	15%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	60.6%
International Equity Funds	34.7%
Domestic Fixed Income Funds	3.4%
International Fixed Income Funds	1.1%
Money Market Funds	0.2%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J284

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2060 Portfolio

A Class (AAEHX)	July 31, 2026

This annual shareholder report contains important information about One Choice Blend+ 2060 Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$91	0.83%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2060 Portfolio A Class returned 20.23% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	Higher long-term interest rates help explain the bifurcation in U.S. equity performance. Rising rates increase borrowing costs and make it more difficult to finance future growth. AI-related companies have borrowed particularly heavily, so this explains why AI stocks lagged.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2026
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
A Class	20.23%	8.44%	9.18%	3/10/21
A Class - with sales charge	13.32%	7.16%	7.99%	3/10/21
Regulatory Index
Russell 3000	19.60%	11.82%	13.21%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	0.06%	—
Performance Index
S&P Target Date To 2060	20.34%	9.79%	10.57%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$104,987,921
Management Fees (dollars paid during the reporting period)	$452,417
Portfolio Turnover Rate	15%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	60.6%
International Equity Funds	34.7%
Domestic Fixed Income Funds	3.4%
International Fixed Income Funds	1.1%
Money Market Funds	0.2%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J276

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2060 Portfolio

R Class (AAEIX)	July 31, 2026

This annual shareholder report contains important information about One Choice Blend+ 2060 Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$119	1.08%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2060 Portfolio R Class returned 19.98% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	Higher long-term interest rates help explain the bifurcation in U.S. equity performance. Rising rates increase borrowing costs and make it more difficult to finance future growth. AI-related companies have borrowed particularly heavily, so this explains why AI stocks lagged.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R Class	19.98%	8.15%	8.89%	3/10/21
Regulatory Index
Russell 3000	19.60%	11.82%	13.21%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	0.06%	—
Performance Index
S&P Target Date To 2060	20.34%	9.79%	10.57%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$104,987,921
Management Fees (dollars paid during the reporting period)	$452,417
Portfolio Turnover Rate	15%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	60.6%
International Equity Funds	34.7%
Domestic Fixed Income Funds	3.4%
International Fixed Income Funds	1.1%
Money Market Funds	0.2%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J268

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2060 Portfolio

R6 Class (AAEJX)	July 31, 2026

This annual shareholder report contains important information about One Choice Blend+ 2060 Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$25	0.23%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2060 Portfolio R6 Class returned 21.08% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	Higher long-term interest rates help explain the bifurcation in U.S. equity performance. Rising rates increase borrowing costs and make it more difficult to finance future growth. AI-related companies have borrowed particularly heavily, so this explains why AI stocks lagged.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R6 Class	21.08%	9.08%	9.83%	3/10/21
Regulatory Index
Russell 3000	19.60%	11.82%	13.21%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	0.06%	—
Performance Index
S&P Target Date To 2060	20.34%	9.79%	10.57%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$104,987,921
Management Fees (dollars paid during the reporting period)	$452,417
Portfolio Turnover Rate	15%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	60.6%
International Equity Funds	34.7%
Domestic Fixed Income Funds	3.4%
International Fixed Income Funds	1.1%
Money Market Funds	0.2%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J250

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2065 Portfolio

Investor Class (AAEKX)	July 31, 2026

This annual shareholder report contains important information about One Choice Blend+ 2065 Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$64	0.58%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2065 Portfolio Investor Class returned 20.59% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	Higher long-term interest rates help explain the bifurcation in U.S. equity performance. Rising rates increase borrowing costs and make it more difficult to finance future growth. AI-related companies have borrowed particularly heavily, so this explains why AI stocks lagged.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Investor Class	20.59%	8.67%	9.54%	3/10/21
Regulatory Index
Russell 3000	19.60%	11.82%	13.21%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	0.06%	—
Performance Index
S&P Target Date To 2065+	20.66%	10.12%	10.89%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$29,336,561
Management Fees (dollars paid during the reporting period)	$86,876
Portfolio Turnover Rate	11%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	60.6%
International Equity Funds	34.5%
Domestic Fixed Income Funds	3.4%
International Fixed Income Funds	1.2%
Money Market Funds	0.2%
Other Assets and Liabilities	0.1%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J243

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2065 Portfolio

I Class (AAELX)	July 31, 2026

This annual shareholder report contains important information about One Choice Blend+ 2065 Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$42	0.38%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2065 Portfolio I Class returned 20.82% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	Higher long-term interest rates help explain the bifurcation in U.S. equity performance. Rising rates increase borrowing costs and make it more difficult to finance future growth. AI-related companies have borrowed particularly heavily, so this explains why AI stocks lagged.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
I Class	20.82%	8.87%	9.75%	3/10/21
Regulatory Index
Russell 3000	19.60%	11.82%	13.21%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	0.06%	—
Performance Index
S&P Target Date To 2065+	20.66%	10.12%	10.89%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$29,336,561
Management Fees (dollars paid during the reporting period)	$86,876
Portfolio Turnover Rate	11%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	60.6%
International Equity Funds	34.5%
Domestic Fixed Income Funds	3.4%
International Fixed Income Funds	1.2%
Money Market Funds	0.2%
Other Assets and Liabilities	0.1%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J235

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2065 Portfolio

A Class (AAEOX)	July 31, 2026

This annual shareholder report contains important information about One Choice Blend+ 2065 Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$91	0.83%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2065 Portfolio A Class returned 20.24% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	Higher long-term interest rates help explain the bifurcation in U.S. equity performance. Rising rates increase borrowing costs and make it more difficult to finance future growth. AI-related companies have borrowed particularly heavily, so this explains why AI stocks lagged.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2026
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
A Class	20.24%	8.38%	9.26%	3/10/21
A Class - with sales charge	13.33%	7.11%	8.06%	3/10/21
Regulatory Index
Russell 3000	19.60%	11.82%	13.21%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	0.06%	—
Performance Index
S&P Target Date To 2065+	20.66%	10.12%	10.89%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$29,336,561
Management Fees (dollars paid during the reporting period)	$86,876
Portfolio Turnover Rate	11%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	60.6%
International Equity Funds	34.5%
Domestic Fixed Income Funds	3.4%
International Fixed Income Funds	1.2%
Money Market Funds	0.2%
Other Assets and Liabilities	0.1%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved..
A-2507J227

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2065 Portfolio

R Class (AAEUX)	July 31, 2026

This annual shareholder report contains important information about One Choice Blend+ 2065 Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$119	1.08%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2065 Portfolio R Class returned 19.97% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	Higher long-term interest rates help explain the bifurcation in U.S. equity performance. Rising rates increase borrowing costs and make it more difficult to finance future growth. AI-related companies have borrowed particularly heavily, so this explains why AI stocks lagged.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R Class	19.97%	8.11%	8.98%	3/10/21
Regulatory Index
Russell 3000	19.60%	11.82%	13.21%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	0.06%	—
Performance Index
S&P Target Date To 2065+	20.66%	10.12%	10.89%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$29,336,561
Management Fees (dollars paid during the reporting period)	$86,876
Portfolio Turnover Rate	11%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	60.6%
International Equity Funds	34.5%
Domestic Fixed Income Funds	3.4%
International Fixed Income Funds	1.2%
Money Market Funds	0.2%
Other Assets and Liabilities	0.1%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J219

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2065 Portfolio

R6 Class (AAEVX)	July 31, 2026

This annual shareholder report contains important information about One Choice Blend+ 2065 Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$25	0.23%

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2065 Portfolio R6 Class returned 20.99% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	Higher long-term interest rates help explain the bifurcation in U.S. equity performance. Rising rates increase borrowing costs and make it more difficult to finance future growth. AI-related companies have borrowed particularly heavily, so this explains why AI stocks lagged.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.

Cumulative Performance (based on an initial $10,000 investment)
March 10, 2021 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R6 Class	20.99%	9.04%	9.91%	3/10/21
Regulatory Index
Russell 3000	19.60%	11.82%	13.21%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	0.06%	—
Performance Index
S&P Target Date To 2065+	20.66%	10.12%	10.89%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$29,336,561
Management Fees (dollars paid during the reporting period)	$86,876
Portfolio Turnover Rate	11%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	60.6%
International Equity Funds	34.5%
Domestic Fixed Income Funds	3.4%
International Fixed Income Funds	1.2%
Money Market Funds	0.2%
Other Assets and Liabilities	0.1%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J193

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2070 Portfolio

Investor Class (ARASX)	July 31, 2026

This annual shareholder report contains important information about One Choice Blend+ 2070 Portfolio for the period of December 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment
Investor Class	$42	0.59%
*The costs of an investment would have been greater had the class been available for a full year.

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2070 Portfolio Investor Class returned 12.52% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	Higher long-term interest rates help explain the bifurcation in U.S. equity performance. Rising rates increase borrowing costs and make it more difficult to finance future growth. AI-related companies have borrowed particularly heavily, so this explains why AI stocks lagged.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.

Cumulative Performance (based on an initial $10,000 investment)
December 1, 2025 through July 31, 2026

Average Annual Total Returns
	Since Inception	Inception Date
Investor Class	12.52%	12/1/25
Regulatory Index
Russell 3000	10.94%	—
Bloomberg U.S. Aggregate Bond	-0.45%	—
Performance Index
S&P Target Date To 2065+	12.20%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,128,285
Management Fees (dollars paid during the reporting period)	$2,266
Portfolio Turnover Rate	48%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	60.4%
International Equity Funds	34.7%
Domestic Fixed Income Funds	3.5%
International Fixed Income Funds	1.2%
Money Market Funds	0.2%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507K703

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2070 Portfolio

I Class (ARATX)	July 31, 2026

This annual shareholder report contains important information about One Choice Blend+ 2070 Portfolio for the period of December 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment
I Class	$27	0.39%
*The costs of an investment would have been greater had the class been available for a full year.

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2070 Portfolio I Class returned 12.64% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	Higher long-term interest rates help explain the bifurcation in U.S. equity performance. Rising rates increase borrowing costs and make it more difficult to finance future growth. AI-related companies have borrowed particularly heavily, so this explains why AI stocks lagged.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.

Cumulative Performance (based on an initial $10,000 investment)
December 1, 2025 through July 31, 2026

Average Annual Total Returns
	Since Inception	Inception Date
I Class	12.64%	12/1/25
Regulatory Index
Russell 3000	10.94%	—
Bloomberg U.S. Aggregate Bond	-0.45%	—
Performance Index
S&P Target Date To 2065+	12.20%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,128,285
Management Fees (dollars paid during the reporting period)	$2,266
Portfolio Turnover Rate	48%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	60.4%
International Equity Funds	34.7%
Domestic Fixed Income Funds	3.5%
International Fixed Income Funds	1.2%
Money Market Funds	0.2%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507K802

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2070 Portfolio

A Class (ARAUX)	July 31, 2026

This annual shareholder report contains important information about One Choice Blend+ 2070 Portfolio for the period of December 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment
A Class	$59	0.84%
*The costs of an investment would have been greater had the class been available for a full year.

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2070 Portfolio A Class returned 12.29% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	Higher long-term interest rates help explain the bifurcation in U.S. equity performance. Rising rates increase borrowing costs and make it more difficult to finance future growth. AI-related companies have borrowed particularly heavily, so this explains why AI stocks lagged.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.

Cumulative Performance (based on an initial $10,000 investment)
December 1, 2025 through July 31, 2026
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	Since Inception	Inception Date
A Class	12.29%	12/1/25
A Class - with sales charge	5.84%	12/1/25
Regulatory Index
Russell 3000	10.94%	—
Bloomberg U.S. Aggregate Bond	-0.45%	—
Performance Index
S&P Target Date To 2065+	12.20%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,128,285
Management Fees (dollars paid during the reporting period)	$2,266
Portfolio Turnover Rate	48%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	60.4%
International Equity Funds	34.7%
Domestic Fixed Income Funds	3.5%
International Fixed Income Funds	1.2%
Money Market Funds	0.2%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507K885

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2070 Portfolio

R Class (ARAVX)	July 31, 2026

This annual shareholder report contains important information about One Choice Blend+ 2070 Portfolio for the period of December 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment
R Class	$77	1.09%
*The costs of an investment would have been greater had the class been available for a full year.

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2070 Portfolio R Class returned 12.17% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	Higher long-term interest rates help explain the bifurcation in U.S. equity performance. Rising rates increase borrowing costs and make it more difficult to finance future growth. AI-related companies have borrowed particularly heavily, so this explains why AI stocks lagged.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.

Cumulative Performance (based on an initial $10,000 investment)
December 1, 2025 through July 31, 2026

Average Annual Total Returns
	Since Inception	Inception Date
R Class	12.17%	12/1/25
Regulatory Index
Russell 3000	10.94%	—
Bloomberg U.S. Aggregate Bond	-0.45%	—
Performance Index
S&P Target Date To 2065+	12.20%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,128,285
Management Fees (dollars paid during the reporting period)	$2,266
Portfolio Turnover Rate	48%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	60.4%
International Equity Funds	34.7%
Domestic Fixed Income Funds	3.5%
International Fixed Income Funds	1.2%
Money Market Funds	0.2%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507K877

ANNUAL SHAREHOLDER REPORT
One Choice Blend+ 2070 Portfolio

R6 Class (ARAWX)	July 31, 2026

This annual shareholder report contains important information about One Choice Blend+ 2070 Portfolio for the period of December 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment
R6 Class	$17	0.24%
*The costs of an investment would have been greater had the class been available for a full year.

What were the key factors that affected the fund’s performance?
One Choice Blend+ 2070 Portfolio R6 Class returned 12.76% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	Higher long-term interest rates help explain the bifurcation in U.S. equity performance. Rising rates increase borrowing costs and make it more difficult to finance future growth. AI-related companies have borrowed particularly heavily, so this explains why AI stocks lagged.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.

Cumulative Performance (based on an initial $10,000 investment)
December 1, 2025 through July 31, 2026

Average Annual Total Returns
	Since Inception	Inception Date
R6 Class	12.76%	12/1/25
Regulatory Index
Russell 3000	10.94%	—
Bloomberg U.S. Aggregate Bond	-0.45%	—
Performance Index
S&P Target Date To 2065+	12.20%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,128,285
Management Fees (dollars paid during the reporting period)	$2,266
Portfolio Turnover Rate	48%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	60.4%
International Equity Funds	34.7%
Domestic Fixed Income Funds	3.5%
International Fixed Income Funds	1.2%
Money Market Funds	0.2%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507K869

ANNUAL SHAREHOLDER REPORT
One Choice Portfolio: Very Conservative

Investor Class (AONIX)	July 31, 2026

This annual shareholder report contains important information about One Choice Portfolio: Very Conservative for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$0	0.00%

What were the key factors that affected the fund’s performance?
One Choice Portfolio: Very Conservative Investor Class returned 6.22% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	6.22%	2.49%	4.16%
MSCI ACWI IMI	22.27%	10.40%	12.02%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$346,261,911
Management Fees (dollars paid during the reporting period)	None
Portfolio Turnover Rate	19%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	56.2%
Domestic Equity Funds	20.6%
International Fixed Income Funds	16.2%
International Equity Funds	4.5%
Money Market Funds	2.5%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F753

ANNUAL SHAREHOLDER REPORT
One Choice Portfolio: Very Conservative

R Class (AORHX)	July 31, 2026

This annual shareholder report contains important information about One Choice Portfolio: Very Conservative for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$51	0.50%

What were the key factors that affected the fund’s performance?
One Choice Portfolio: Very Conservative R Class returned 5.61% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	5.61%	1.98%	3.64%
MSCI ACWI IMI	22.27%	10.40%	12.02%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$346,261,911
Management Fees (dollars paid during the reporting period)	None
Portfolio Turnover Rate	19%
Total Number of Portfolio Holdings	19

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	56.2%
Domestic Equity Funds	20.6%
International Fixed Income Funds	16.2%
International Equity Funds	4.5%
Money Market Funds	2.5%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F258

ANNUAL SHAREHOLDER REPORT
One Choice Portfolio: Conservative

Investor Class (AOCIX)	July 31, 2026

This annual shareholder report contains important information about One Choice Portfolio: Conservative for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$0	0.00%

What were the key factors that affected the fund’s performance?
One Choice Portfolio: Conservative Investor Class returned 8.68% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond the U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	8.68%	3.58%	5.82%
MSCI ACWI IMI	22.27%	10.40%	12.02%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,064,029,686
Management Fees (dollars paid during the reporting period)	None
Portfolio Turnover Rate	14%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	40.3%
Domestic Equity Funds	33.3%
International Fixed Income Funds	12.9%
International Equity Funds	11.7%
Money Market Funds	1.8%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F746

ANNUAL SHAREHOLDER REPORT
One Choice Portfolio: Conservative

R Class (AORSX)	July 31, 2026

This annual shareholder report contains important information about One Choice Portfolio: Conservative for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$52	0.50%

What were the key factors that affected the fund’s performance?
One Choice Portfolio: Conservative R Class returned 8.24% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond the U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	8.24%	3.07%	5.30%
MSCI ACWI IMI	22.27%	10.40%	12.02%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,064,029,686
Management Fees (dollars paid during the reporting period)	None
Portfolio Turnover Rate	14%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	40.3%
Domestic Equity Funds	33.3%
International Fixed Income Funds	12.9%
International Equity Funds	11.7%
Money Market Funds	1.8%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F241

ANNUAL SHAREHOLDER REPORT
One Choice Portfolio: Moderate

Investor Class (AOMIX)	July 31, 2026

This annual shareholder report contains important information about One Choice Portfolio: Moderate for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$0	0.00%

What were the key factors that affected the fund’s performance?
One Choice Portfolio: Moderate Investor Class returned 12.17% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond the U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	12.17%	5.04%	7.77%
MSCI ACWI IMI	22.27%	10.40%	12.02%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,746,156,994
Management Fees (dollars paid during the reporting period)	None
Portfolio Turnover Rate	16%
Total Number of Portfolio Holdings	23

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	42.3%
Domestic Fixed Income Funds	26.7%
International Equity Funds	21.9%
International Fixed Income Funds	8.3%
Money Market Funds	0.8%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F738

ANNUAL SHAREHOLDER REPORT
One Choice Portfolio: Moderate

R Class (AORMX)	July 31, 2026

This annual shareholder report contains important information about One Choice Portfolio: Moderate for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$53	0.50%

What were the key factors that affected the fund’s performance?
One Choice Portfolio: Moderate R Class returned 11.57% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond the U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	11.57%	4.51%	7.23%
MSCI ACWI IMI	22.27%	10.40%	12.02%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,746,156,994
Management Fees (dollars paid during the reporting period)	None
Portfolio Turnover Rate	16%
Total Number of Portfolio Holdings	23

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	42.3%
Domestic Fixed Income Funds	26.7%
International Equity Funds	21.9%
International Fixed Income Funds	8.3%
Money Market Funds	0.8%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F233

ANNUAL SHAREHOLDER REPORT
One Choice Portfolio: Aggressive

Investor Class (AOGIX)	July 31, 2026

This annual shareholder report contains important information about One Choice Portfolio: Aggressive for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$0	0.00%

What were the key factors that affected the fund’s performance?
One Choice Portfolio: Aggressive Investor Class returned 14.76% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	14.76%	6.34%	9.36%
MSCI ACWI IMI	22.27%	10.40%	12.02%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$899,595,169
Management Fees (dollars paid during the reporting period)	None
Portfolio Turnover Rate	17%
Total Number of Portfolio Holdings	22

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	53.6%
International Equity Funds	29.2%
Domestic Fixed Income Funds	13.1%
International Fixed Income Funds	3.8%
Money Market Funds	0.3%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F720

ANNUAL SHAREHOLDER REPORT
One Choice Portfolio: Aggressive

R Class (AORYX)	July 31, 2026

This annual shareholder report contains important information about One Choice Portfolio: Aggressive for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$54	0.50%

What were the key factors that affected the fund’s performance?
One Choice Portfolio: Aggressive R Class returned 14.24% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	14.24%	5.80%	8.82%
MSCI ACWI IMI	22.27%	10.40%	12.02%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$899,595,169
Management Fees (dollars paid during the reporting period)	None
Portfolio Turnover Rate	17%
Total Number of Portfolio Holdings	22

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	53.6%
International Equity Funds	29.2%
Domestic Fixed Income Funds	13.1%
International Fixed Income Funds	3.8%
Money Market Funds	0.3%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F225

ANNUAL SHAREHOLDER REPORT
One Choice Portfolio: Very Aggressive

Investor Class (AOVIX)	July 31, 2026

This annual shareholder report contains important information about One Choice Portfolio: Very Aggressive for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$0	0.00%

What were the key factors that affected the fund’s performance?
One Choice Portfolio: Very Aggressive Investor Class returned 17.73% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	Higher long-term interest rates help explain the bifurcation in U.S. equity performance. Rising rates increase borrowing costs and make it more difficult to finance future growth. AI-related companies have borrowed particularly heavily, so this explains why AI stocks lagged.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	17.73%	7.38%	10.88%
MSCI ACWI IMI	22.27%	10.40%	12.02%

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$361,021,229
Management Fees (dollars paid during the reporting period)	None
Portfolio Turnover Rate	17%
Total Number of Portfolio Holdings	14

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	62.4%
International Equity Funds	37.6%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F712

ANNUAL SHAREHOLDER REPORT
One Choice Portfolio: Very Aggressive

R Class (AORVX)	July 31, 2026

This annual shareholder report contains important information about One Choice Portfolio: Very Aggressive for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$54	0.50%

What were the key factors that affected the fund’s performance?
One Choice Portfolio: Very Aggressive R Class returned 17.13% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	Higher long-term interest rates help explain the bifurcation in U.S. equity performance. Rising rates increase borrowing costs and make it more difficult to finance future growth. AI-related companies have borrowed particularly heavily, so this explains why AI stocks lagged.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	17.13%	6.85%	10.32%
MSCI ACWI IMI	22.27%	10.40%	12.02%

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$361,021,229
Management Fees (dollars paid during the reporting period)	None
Portfolio Turnover Rate	17%
Total Number of Portfolio Holdings	14

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	62.4%
International Equity Funds	37.6%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F217

ANNUAL SHAREHOLDER REPORT
One Choice In Retirement Portfolio

Investor Class (ARTOX)	July 31, 2026

This annual shareholder report contains important information about One Choice In Retirement Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$78	0.74%

What were the key factors that affected the fund’s performance?
One Choice In Retirement Portfolio Investor Class returned 9.62% for the reporting period ended July 31, 2026.
The fund seeks current income. Capital appreciation is a secondary objective. It is strategically exposed to a range of asset classes, as illustrated in the Fund Holdings. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond the U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	9.62%	4.17%	5.93%
Regulatory Index
Russell 3000	19.60%	11.82%	14.56%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%
Performance Index
S&P Target Date Retirement Income	8.89%	4.10%	5.13%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$2,304,881,271
Management Fees (dollars paid during the reporting period)	$16,537,504
Portfolio Turnover Rate	12%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	39.0%
Domestic Equity Funds	30.8%
International Equity Funds	14.2%
International Fixed Income Funds	13.2%
Money Market Funds	2.8%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F795

ANNUAL SHAREHOLDER REPORT
One Choice In Retirement Portfolio

I Class (ATTIX)	July 31, 2026

This annual shareholder report contains important information about One Choice In Retirement Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$57	0.54%

What were the key factors that affected the fund’s performance?
One Choice In Retirement Portfolio I Class returned 9.92% for the reporting period ended July 31, 2026.
The fund seeks current income. Capital appreciation is a secondary objective. It is strategically exposed to a range of asset classes, as illustrated in the Fund Holdings. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond the U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	9.92%	4.39%	6.15%
Regulatory Index
Russell 3000	19.60%	11.82%	14.56%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%
Performance Index
S&P Target Date Retirement Income	8.89%	4.10%	5.13%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$2,304,881,271
Management Fees (dollars paid during the reporting period)	$16,537,504
Portfolio Turnover Rate	12%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	39.0%
Domestic Equity Funds	30.8%
International Equity Funds	14.2%
International Fixed Income Funds	13.2%
Money Market Funds	2.8%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F779

ANNUAL SHAREHOLDER REPORT
One Choice In Retirement Portfolio

A Class (ARTAX)	July 31, 2026

This annual shareholder report contains important information about One Choice In Retirement Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$104	0.99%

What were the key factors that affected the fund’s performance?
One Choice In Retirement Portfolio A Class returned 9.42% for the reporting period ended July 31, 2026.
The fund seeks current income. Capital appreciation is a secondary objective. It is strategically exposed to a range of asset classes, as illustrated in the Fund Holdings. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond the U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	9.42%	3.92%	5.68%
A Class - with sales charge	3.13%	2.70%	5.05%
Regulatory Index
Russell 3000	19.60%	11.82%	14.56%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%
Performance Index
S&P Target Date Retirement Income	8.89%	4.10%	5.13%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$2,304,881,271
Management Fees (dollars paid during the reporting period)	$16,537,504
Portfolio Turnover Rate	12%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	39.0%
Domestic Equity Funds	30.8%
International Equity Funds	14.2%
International Fixed Income Funds	13.2%
Money Market Funds	2.8%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F787

ANNUAL SHAREHOLDER REPORT
One Choice In Retirement Portfolio

C Class (ATTCX)	July 31, 2026

This annual shareholder report contains important information about One Choice In Retirement Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$181	1.74%

What were the key factors that affected the fund’s performance?
One Choice In Retirement Portfolio C Class returned 8.55% for the reporting period ended July 31, 2026.
The fund seeks current income. Capital appreciation is a secondary objective. It is strategically exposed to a range of asset classes, as illustrated in the Fund Holdings. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond the U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	8.55%	3.14%	4.88%
Regulatory Index
Russell 3000	19.60%	11.82%	14.56%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%
Performance Index
S&P Target Date Retirement Income	8.89%	4.10%	5.13%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$2,304,881,271
Management Fees (dollars paid during the reporting period)	$16,537,504
Portfolio Turnover Rate	12%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	39.0%
Domestic Equity Funds	30.8%
International Equity Funds	14.2%
International Fixed Income Funds	13.2%
Money Market Funds	2.8%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F431

ANNUAL SHAREHOLDER REPORT
One Choice In Retirement Portfolio

R Class (ARSRX)	July 31, 2026

This annual shareholder report contains important information about One Choice In Retirement Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$130	1.24%

What were the key factors that affected the fund’s performance?
One Choice In Retirement Portfolio R Class returned 9.09% for the reporting period ended July 31, 2026.
The fund seeks current income. Capital appreciation is a secondary objective. It is strategically exposed to a range of asset classes, as illustrated in the Fund Holdings. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond the U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	9.09%	3.66%	5.41%
Regulatory Index
Russell 3000	19.60%	11.82%	14.56%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%
Performance Index
S&P Target Date Retirement Income	8.89%	4.10%	5.13%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$2,304,881,271
Management Fees (dollars paid during the reporting period)	$16,537,504
Portfolio Turnover Rate	12%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	39.0%
Domestic Equity Funds	30.8%
International Equity Funds	14.2%
International Fixed Income Funds	13.2%
Money Market Funds	2.8%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F761

ANNUAL SHAREHOLDER REPORT
One Choice In Retirement Portfolio

R6 Class (ARDTX)	July 31, 2026

This annual shareholder report contains important information about One Choice In Retirement Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$41	0.39%

What were the key factors that affected the fund’s performance?
One Choice In Retirement Portfolio R6 Class returned 10.08% for the reporting period ended July 31, 2026.
The fund seeks current income. Capital appreciation is a secondary objective. It is strategically exposed to a range of asset classes, as illustrated in the Fund Holdings. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond the U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	10.08%	4.56%	6.30%
Regulatory Index
Russell 3000	19.60%	11.82%	14.56%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%
Performance Index
S&P Target Date Retirement Income	8.89%	4.10%	5.13%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$2,304,881,271
Management Fees (dollars paid during the reporting period)	$16,537,504
Portfolio Turnover Rate	12%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	39.0%
Domestic Equity Funds	30.8%
International Equity Funds	14.2%
International Fixed Income Funds	13.2%
Money Market Funds	2.8%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J102

ANNUAL SHAREHOLDER REPORT
One Choice 2030 Portfolio

Investor Class (ARCVX)	July 31, 2026

This annual shareholder report contains important information about One Choice 2030 Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$82	0.78%

What were the key factors that affected the fund’s performance?
One Choice 2030 Portfolio Investor Class returned 10.22% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond the U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	10.22%	4.30%	6.73%
Regulatory Index
Russell 3000	19.60%	11.82%	14.56%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%
Performance Index
S&P Target Date To 2030	12.48%	5.99%	7.79%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,126,009,966
Management Fees (dollars paid during the reporting period)	$8,219,707
Portfolio Turnover Rate	14%
Total Number of Portfolio Holdings	22

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	36.0%
Domestic Equity Funds	32.8%
International Equity Funds	15.8%
International Fixed Income Funds	12.8%
Money Market Funds	2.6%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F654

ANNUAL SHAREHOLDER REPORT
One Choice 2030 Portfolio

I Class (ARCSX)	July 31, 2026

This annual shareholder report contains important information about One Choice 2030 Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$61	0.58%

What were the key factors that affected the fund’s performance?
One Choice 2030 Portfolio I Class returned 10.45% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond the U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	10.45%	4.50%	6.94%
Regulatory Index
Russell 3000	19.60%	11.82%	14.56%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%
Performance Index
S&P Target Date To 2030	12.48%	5.99%	7.79%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,126,009,966
Management Fees (dollars paid during the reporting period)	$8,219,707
Portfolio Turnover Rate	14%
Total Number of Portfolio Holdings	22

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	36.0%
Domestic Equity Funds	32.8%
International Equity Funds	15.8%
International Fixed Income Funds	12.8%
Money Market Funds	2.6%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F647

ANNUAL SHAREHOLDER REPORT
One Choice 2030 Portfolio

A Class (ARCMX)	July 31, 2026

This annual shareholder report contains important information about One Choice 2030 Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$108	1.03%

What were the key factors that affected the fund’s performance?
One Choice 2030 Portfolio A Class returned 9.96% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond the U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	9.96%	4.04%	6.46%
A Class - with sales charge	3.63%	2.82%	5.83%
Regulatory Index
Russell 3000	19.60%	11.82%	14.56%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%
Performance Index
S&P Target Date To 2030	12.48%	5.99%	7.79%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,126,009,966
Management Fees (dollars paid during the reporting period)	$8,219,707
Portfolio Turnover Rate	14%
Total Number of Portfolio Holdings	22

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	36.0%
Domestic Equity Funds	32.8%
International Equity Funds	15.8%
International Fixed Income Funds	12.8%
Money Market Funds	2.6%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F621

ANNUAL SHAREHOLDER REPORT
One Choice 2030 Portfolio

C Class (ARWOX)	July 31, 2026

This annual shareholder report contains important information about One Choice 2030 Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$186	1.78%

What were the key factors that affected the fund’s performance?
One Choice 2030 Portfolio C Class returned 9.16% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond the U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	9.16%	3.27%	5.67%
Regulatory Index
Russell 3000	19.60%	11.82%	14.56%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%
Performance Index
S&P Target Date To 2030	12.48%	5.99%	7.79%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,126,009,966
Management Fees (dollars paid during the reporting period)	$8,219,707
Portfolio Turnover Rate	14%
Total Number of Portfolio Holdings	22

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	36.0%
Domestic Equity Funds	32.8%
International Equity Funds	15.8%
International Fixed Income Funds	12.8%
Money Market Funds	2.6%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F480

ANNUAL SHAREHOLDER REPORT
One Choice 2030 Portfolio

R Class (ARCRX)	July 31, 2026

This annual shareholder report contains important information about One Choice 2030 Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$134	1.28%

What were the key factors that affected the fund’s performance?
One Choice 2030 Portfolio R Class returned 9.75% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond the U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	9.75%	3.79%	6.20%
Regulatory Index
Russell 3000	19.60%	11.82%	14.56%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%
Performance Index
S&P Target Date To 2030	12.48%	5.99%	7.79%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,126,009,966
Management Fees (dollars paid during the reporting period)	$8,219,707
Portfolio Turnover Rate	14%
Total Number of Portfolio Holdings	22

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	36.0%
Domestic Equity Funds	32.8%
International Equity Funds	15.8%
International Fixed Income Funds	12.8%
Money Market Funds	2.6%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F639

ANNUAL SHAREHOLDER REPORT
One Choice 2030 Portfolio

R6 Class (ARCUX)	July 31, 2026

This annual shareholder report contains important information about One Choice 2030 Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$45	0.43%

What were the key factors that affected the fund’s performance?
One Choice 2030 Portfolio R6 Class returned 10.67% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond the U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	10.67%	4.68%	7.09%
Regulatory Index
Russell 3000	19.60%	11.82%	14.56%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%
Performance Index
S&P Target Date To 2030	12.48%	5.99%	7.79%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,126,009,966
Management Fees (dollars paid during the reporting period)	$8,219,707
Portfolio Turnover Rate	14%
Total Number of Portfolio Holdings	22

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Fixed Income Funds	36.0%
Domestic Equity Funds	32.8%
International Equity Funds	15.8%
International Fixed Income Funds	12.8%
Money Market Funds	2.6%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J409

ANNUAL SHAREHOLDER REPORT
One Choice 2035 Portfolio

Investor Class (ARYIX)	July 31, 2026

This annual shareholder report contains important information about One Choice 2035 Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$86	0.81%

What were the key factors that affected the fund’s performance?
One Choice 2035 Portfolio Investor Class returned 11.19% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond the U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	11.19%	4.61%	7.28%
Regulatory Index
Russell 3000	19.60%	11.82%	14.56%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%
Performance Index
S&P Target Date To 2035	15.04%	7.18%	8.86%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,482,731,905
Management Fees (dollars paid during the reporting period)	$11,205,344
Portfolio Turnover Rate	15%
Total Number of Portfolio Holdings	23

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	35.5%
Domestic Fixed Income Funds	32.1%
International Equity Funds	18.2%
International Fixed Income Funds	12.2%
Money Market Funds	2.0%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F886

ANNUAL SHAREHOLDER REPORT
One Choice 2035 Portfolio

I Class (ARLIX)	July 31, 2026

This annual shareholder report contains important information about One Choice 2035 Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$64	0.61%

What were the key factors that affected the fund’s performance?
One Choice 2035 Portfolio I Class returned 11.33% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond the U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	11.33%	4.82%	7.49%
Regulatory Index
Russell 3000	19.60%	11.82%	14.56%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%
Performance Index
S&P Target Date To 2035	15.04%	7.18%	8.86%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,482,731,905
Management Fees (dollars paid during the reporting period)	$11,205,344
Portfolio Turnover Rate	15%
Total Number of Portfolio Holdings	23

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	35.5%
Domestic Fixed Income Funds	32.1%
International Equity Funds	18.2%
International Fixed Income Funds	12.2%
Money Market Funds	2.0%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F860

ANNUAL SHAREHOLDER REPORT
One Choice 2035 Portfolio

A Class (ARYAX)	July 31, 2026

This annual shareholder report contains important information about One Choice 2035 Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$112	1.06%

What were the key factors that affected the fund’s performance?
One Choice 2035 Portfolio A Class returned 10.90% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond the U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	10.90%	4.35%	7.01%
A Class - with sales charge	4.52%	3.12%	6.38%
Regulatory Index
Russell 3000	19.60%	11.82%	14.56%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%
Performance Index
S&P Target Date To 2035	15.04%	7.18%	8.86%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,482,731,905
Management Fees (dollars paid during the reporting period)	$11,205,344
Portfolio Turnover Rate	15%
Total Number of Portfolio Holdings	23

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	35.5%
Domestic Fixed Income Funds	32.1%
International Equity Funds	18.2%
International Fixed Income Funds	12.2%
Money Market Funds	2.0%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F878

ANNUAL SHAREHOLDER REPORT
One Choice 2035 Portfolio

C Class (ARLCX)	July 31, 2026

This annual shareholder report contains important information about One Choice 2035 Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$190	1.81%

What were the key factors that affected the fund’s performance?
One Choice 2035 Portfolio C Class returned 10.01% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond the U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	10.01%	3.57%	6.20%
Regulatory Index
Russell 3000	19.60%	11.82%	14.56%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%
Performance Index
S&P Target Date To 2035	15.04%	7.18%	8.86%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,482,731,905
Management Fees (dollars paid during the reporting period)	$11,205,344
Portfolio Turnover Rate	15%
Total Number of Portfolio Holdings	23

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	35.5%
Domestic Fixed Income Funds	32.1%
International Equity Funds	18.2%
International Fixed Income Funds	12.2%
Money Market Funds	2.0%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F472

ANNUAL SHAREHOLDER REPORT
One Choice 2035 Portfolio

R Class (ARYRX)	July 31, 2026

This annual shareholder report contains important information about One Choice 2035 Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$138	1.31%

What were the key factors that affected the fund’s performance?
One Choice 2035 Portfolio R Class returned 10.55% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond the U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	10.55%	4.08%	6.74%
Regulatory Index
Russell 3000	19.60%	11.82%	14.56%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%
Performance Index
S&P Target Date To 2035	15.04%	7.18%	8.86%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,482,731,905
Management Fees (dollars paid during the reporting period)	$11,205,344
Portfolio Turnover Rate	15%
Total Number of Portfolio Holdings	23

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	35.5%
Domestic Fixed Income Funds	32.1%
International Equity Funds	18.2%
International Fixed Income Funds	12.2%
Money Market Funds	2.0%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F852

ANNUAL SHAREHOLDER REPORT
One Choice 2035 Portfolio

R6 Class (ARLDX)	July 31, 2026

This annual shareholder report contains important information about One Choice 2035 Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$49	0.46%

What were the key factors that affected the fund’s performance?
One Choice 2035 Portfolio R6 Class returned 11.56% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond the U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	11.56%	4.98%	7.64%
Regulatory Index
Russell 3000	19.60%	11.82%	14.56%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%
Performance Index
S&P Target Date To 2035	15.04%	7.18%	8.86%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,482,731,905
Management Fees (dollars paid during the reporting period)	$11,205,344
Portfolio Turnover Rate	15%
Total Number of Portfolio Holdings	23

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	35.5%
Domestic Fixed Income Funds	32.1%
International Equity Funds	18.2%
International Fixed Income Funds	12.2%
Money Market Funds	2.0%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J508

ANNUAL SHAREHOLDER REPORT
One Choice 2040 Portfolio

Investor Class (ARDVX)	July 31, 2026

This annual shareholder report contains important information about One Choice 2040 Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$88	0.83%

What were the key factors that affected the fund’s performance?
One Choice 2040 Portfolio Investor Class returned 12.12% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond the U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	12.12%	5.01%	7.87%
Regulatory Index
Russell 3000	19.60%	11.82%	14.56%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%
Performance Index
S&P Target Date To 2040	17.12%	8.21%	9.75%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,107,717,371
Management Fees (dollars paid during the reporting period)	$8,418,999
Portfolio Turnover Rate	14%
Total Number of Portfolio Holdings	23

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	39.1%
Domestic Fixed Income Funds	27.8%
International Equity Funds	20.9%
International Fixed Income Funds	10.9%
Money Market Funds	1.3%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F613

ANNUAL SHAREHOLDER REPORT
One Choice 2040 Portfolio

I Class (ARDSX)	July 31, 2026

This annual shareholder report contains important information about One Choice 2040 Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$67	0.63%

What were the key factors that affected the fund’s performance?
One Choice 2040 Portfolio I Class returned 12.36% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond the U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	12.36%	5.22%	8.09%
Regulatory Index
Russell 3000	19.60%	11.82%	14.56%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%
Performance Index
S&P Target Date To 2040	17.12%	8.21%	9.75%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,107,717,371
Management Fees (dollars paid during the reporting period)	$8,418,999
Portfolio Turnover Rate	14%
Total Number of Portfolio Holdings	23

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	39.1%
Domestic Fixed Income Funds	27.8%
International Equity Funds	20.9%
International Fixed Income Funds	10.9%
Money Market Funds	1.3%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F597

ANNUAL SHAREHOLDER REPORT
One Choice 2040 Portfolio

A Class (ARDMX)	July 31, 2026

This annual shareholder report contains important information about One Choice 2040 Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$114	1.08%

What were the key factors that affected the fund’s performance?
One Choice 2040 Portfolio A Class returned 11.85% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond the U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	11.85%	4.74%	7.60%
A Class - with sales charge	5.42%	3.51%	6.96%
Regulatory Index
Russell 3000	19.60%	11.82%	14.56%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%
Performance Index
S&P Target Date To 2040	17.12%	8.21%	9.75%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,107,717,371
Management Fees (dollars paid during the reporting period)	$8,418,999
Portfolio Turnover Rate	14%
Total Number of Portfolio Holdings	23

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	39.1%
Domestic Fixed Income Funds	27.8%
International Equity Funds	20.9%
International Fixed Income Funds	10.9%
Money Market Funds	1.3%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F571

ANNUAL SHAREHOLDER REPORT
One Choice 2040 Portfolio

C Class (ARNOX)	July 31, 2026

This annual shareholder report contains important information about One Choice 2040 Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$193	1.83%

What were the key factors that affected the fund’s performance?
One Choice 2040 Portfolio C Class returned 10.94% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond the U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	10.94%	3.95%	6.80%
Regulatory Index
Russell 3000	19.60%	11.82%	14.56%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%
Performance Index
S&P Target Date To 2040	17.12%	8.21%	9.75%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,107,717,371
Management Fees (dollars paid during the reporting period)	$8,418,999
Portfolio Turnover Rate	14%
Total Number of Portfolio Holdings	23

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	39.1%
Domestic Fixed Income Funds	27.8%
International Equity Funds	20.9%
International Fixed Income Funds	10.9%
Money Market Funds	1.3%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F464

ANNUAL SHAREHOLDER REPORT
One Choice 2040 Portfolio

R Class (ARDRX)	July 31, 2026

This annual shareholder report contains important information about One Choice 2040 Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$141	1.33%

What were the key factors that affected the fund’s performance?
One Choice 2040 Portfolio R Class returned 11.57% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond the U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	11.57%	4.48%	7.33%
Regulatory Index
Russell 3000	19.60%	11.82%	14.56%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%
Performance Index
S&P Target Date To 2040	17.12%	8.21%	9.75%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,107,717,371
Management Fees (dollars paid during the reporting period)	$8,418,999
Portfolio Turnover Rate	14%
Total Number of Portfolio Holdings	23

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	39.1%
Domestic Fixed Income Funds	27.8%
International Equity Funds	20.9%
International Fixed Income Funds	10.9%
Money Market Funds	1.3%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F589

ANNUAL SHAREHOLDER REPORT
One Choice 2040 Portfolio

R6 Class (ARDUX)	July 31, 2026

This annual shareholder report contains important information about One Choice 2040 Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$51	0.48%

What were the key factors that affected the fund’s performance?
One Choice 2040 Portfolio R6 Class returned 12.54% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock holdings. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Nevertheless, some notable non-U.S. stocks did benefit from the broadening of the AI trade beyond the U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	12.54%	5.38%	8.25%
Regulatory Index
Russell 3000	19.60%	11.82%	14.56%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%
Performance Index
S&P Target Date To 2040	17.12%	8.21%	9.75%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,107,717,371
Management Fees (dollars paid during the reporting period)	$8,418,999
Portfolio Turnover Rate	14%
Total Number of Portfolio Holdings	23

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	39.1%
Domestic Fixed Income Funds	27.8%
International Equity Funds	20.9%
International Fixed Income Funds	10.9%
Money Market Funds	1.3%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J607

ANNUAL SHAREHOLDER REPORT
One Choice 2045 Portfolio

Investor Class (AROIX)	July 31, 2026

This annual shareholder report contains important information about One Choice 2045 Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$92	0.86%

What were the key factors that affected the fund’s performance?
One Choice 2045 Portfolio Investor Class returned 13.33% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	13.33%	5.46%	8.50%
Regulatory Index
Russell 3000	19.60%	11.82%	14.56%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%
Performance Index
S&P Target Date To 2045	18.95%	9.08%	10.43%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,246,272,067
Management Fees (dollars paid during the reporting period)	$9,934,465
Portfolio Turnover Rate	13%
Total Number of Portfolio Holdings	23

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	42.8%
International Equity Funds	23.8%
Domestic Fixed Income Funds	23.7%
International Fixed Income Funds	8.9%
Money Market Funds	0.8%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F845

ANNUAL SHAREHOLDER REPORT
One Choice 2045 Portfolio

I Class (AOOIX)	July 31, 2026

This annual shareholder report contains important information about One Choice 2045 Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$70	0.66%

What were the key factors that affected the fund’s performance?
One Choice 2045 Portfolio I Class returned 13.54% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	13.54%	5.67%	8.71%
Regulatory Index
Russell 3000	19.60%	11.82%	14.56%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%
Performance Index
S&P Target Date To 2045	18.95%	9.08%	10.43%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,246,272,067
Management Fees (dollars paid during the reporting period)	$9,934,465
Portfolio Turnover Rate	13%
Total Number of Portfolio Holdings	23

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	42.8%
International Equity Funds	23.8%
Domestic Fixed Income Funds	23.7%
International Fixed Income Funds	8.9%
Money Market Funds	0.8%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F829

ANNUAL SHAREHOLDER REPORT
One Choice 2045 Portfolio

A Class (AROAX)	July 31, 2026

This annual shareholder report contains important information about One Choice 2045 Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$118	1.11%

What were the key factors that affected the fund’s performance?
One Choice 2045 Portfolio A Class returned 13.00% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	13.00%	5.19%	8.22%
A Class - with sales charge	6.50%	3.95%	7.58%
Regulatory Index
Russell 3000	19.60%	11.82%	14.56%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%
Performance Index
S&P Target Date To 2045	18.95%	9.08%	10.43%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,246,272,067
Management Fees (dollars paid during the reporting period)	$9,934,465
Portfolio Turnover Rate	13%
Total Number of Portfolio Holdings	23

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	42.8%
International Equity Funds	23.8%
Domestic Fixed Income Funds	23.7%
International Fixed Income Funds	8.9%
Money Market Funds	0.8%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F837

ANNUAL SHAREHOLDER REPORT
One Choice 2045 Portfolio

C Class (AROCX)	July 31, 2026

This annual shareholder report contains important information about One Choice 2045 Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$197	1.86%

What were the key factors that affected the fund’s performance?
One Choice 2045 Portfolio C Class returned 12.12% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	12.12%	4.39%	7.41%
Regulatory Index
Russell 3000	19.60%	11.82%	14.56%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%
Performance Index
S&P Target Date To 2045	18.95%	9.08%	10.43%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,246,272,067
Management Fees (dollars paid during the reporting period)	$9,934,465
Portfolio Turnover Rate	13%
Total Number of Portfolio Holdings	23

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	42.8%
International Equity Funds	23.8%
Domestic Fixed Income Funds	23.7%
International Fixed Income Funds	8.9%
Money Market Funds	0.8%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F456

ANNUAL SHAREHOLDER REPORT
One Choice 2045 Portfolio

R Class (ARORX)	July 31, 2026

This annual shareholder report contains important information about One Choice 2045 Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$145	1.36%

What were the key factors that affected the fund’s performance?
One Choice 2045 Portfolio R Class returned 12.70% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	12.70%	4.93%	7.96%
Regulatory Index
Russell 3000	19.60%	11.82%	14.56%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%
Performance Index
S&P Target Date To 2045	18.95%	9.08%	10.43%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,246,272,067
Management Fees (dollars paid during the reporting period)	$9,934,465
Portfolio Turnover Rate	13%
Total Number of Portfolio Holdings	23

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	42.8%
International Equity Funds	23.8%
Domestic Fixed Income Funds	23.7%
International Fixed Income Funds	8.9%
Money Market Funds	0.8%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F811

ANNUAL SHAREHOLDER REPORT
One Choice 2045 Portfolio

R6 Class (ARDOX)	July 31, 2026

This annual shareholder report contains important information about One Choice 2045 Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$54	0.51%

What were the key factors that affected the fund’s performance?
One Choice 2045 Portfolio R6 Class returned 13.67% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	13.67%	5.81%	8.86%
Regulatory Index
Russell 3000	19.60%	11.82%	14.56%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%
Performance Index
S&P Target Date To 2045	18.95%	9.08%	10.43%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$1,246,272,067
Management Fees (dollars paid during the reporting period)	$9,934,465
Portfolio Turnover Rate	13%
Total Number of Portfolio Holdings	23

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	42.8%
International Equity Funds	23.8%
Domestic Fixed Income Funds	23.7%
International Fixed Income Funds	8.9%
Money Market Funds	0.8%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J706

ANNUAL SHAREHOLDER REPORT
One Choice 2050 Portfolio

Investor Class (ARFVX)	July 31, 2026

This annual shareholder report contains important information about One Choice 2050 Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$94	0.88%

What were the key factors that affected the fund’s performance?
One Choice 2050 Portfolio Investor Class returned 14.23% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	14.23%	5.96%	9.10%
Regulatory Index
Russell 3000	19.60%	11.82%	14.56%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%
Performance Index
S&P Target Date To 2050	19.95%	9.57%	10.86%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$972,280,237
Management Fees (dollars paid during the reporting period)	$7,684,255
Portfolio Turnover Rate	16%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	46.3%
International Equity Funds	26.1%
Domestic Fixed Income Funds	19.8%
International Fixed Income Funds	7.2%
Money Market Funds	0.6%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F563

ANNUAL SHAREHOLDER REPORT
One Choice 2050 Portfolio

I Class (ARFSX)	July 31, 2026

This annual shareholder report contains important information about One Choice 2050 Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$73	0.68%

What were the key factors that affected the fund’s performance?
One Choice 2050 Portfolio I Class returned 14.51% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	14.51%	6.16%	9.32%
Regulatory Index
Russell 3000	19.60%	11.82%	14.56%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%
Performance Index
S&P Target Date To 2050	19.95%	9.57%	10.86%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$972,280,237
Management Fees (dollars paid during the reporting period)	$7,684,255
Portfolio Turnover Rate	16%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	46.3%
International Equity Funds	26.1%
Domestic Fixed Income Funds	19.8%
International Fixed Income Funds	7.2%
Money Market Funds	0.6%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F555

ANNUAL SHAREHOLDER REPORT
One Choice 2050 Portfolio

A Class (ARFMX)	July 31, 2026

This annual shareholder report contains important information about One Choice 2050 Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$121	1.13%

What were the key factors that affected the fund’s performance?
One Choice 2050 Portfolio A Class returned 13.95% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	13.95%	5.69%	8.83%
A Class - with sales charge	7.40%	4.45%	8.19%
Regulatory Index
Russell 3000	19.60%	11.82%	14.56%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%
Performance Index
S&P Target Date To 2050	19.95%	9.57%	10.86%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$972,280,237
Management Fees (dollars paid during the reporting period)	$7,684,255
Portfolio Turnover Rate	16%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	46.3%
International Equity Funds	26.1%
Domestic Fixed Income Funds	19.8%
International Fixed Income Funds	7.2%
Money Market Funds	0.6%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F530

ANNUAL SHAREHOLDER REPORT
One Choice 2050 Portfolio

C Class (ARFDX)	July 31, 2026

This annual shareholder report contains important information about One Choice 2050 Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$200	1.88%

What were the key factors that affected the fund’s performance?
One Choice 2050 Portfolio C Class returned 13.10% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	13.10%	4.90%	8.02%
Regulatory Index
Russell 3000	19.60%	11.82%	14.56%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%
Performance Index
S&P Target Date To 2050	19.95%	9.57%	10.86%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$972,280,237
Management Fees (dollars paid during the reporting period)	$7,684,255
Portfolio Turnover Rate	16%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	46.3%
International Equity Funds	26.1%
Domestic Fixed Income Funds	19.8%
International Fixed Income Funds	7.2%
Money Market Funds	0.6%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F449

ANNUAL SHAREHOLDER REPORT
One Choice 2050 Portfolio

R Class (ARFWX)	July 31, 2026

This annual shareholder report contains important information about One Choice 2050 Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$147	1.38%

What were the key factors that affected the fund’s performance?
One Choice 2050 Portfolio R Class returned 13.64% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	13.64%	5.42%	8.55%
Regulatory Index
Russell 3000	19.60%	11.82%	14.56%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%
Performance Index
S&P Target Date To 2050	19.95%	9.57%	10.86%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$972,280,237
Management Fees (dollars paid during the reporting period)	$7,684,255
Portfolio Turnover Rate	16%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	46.3%
International Equity Funds	26.1%
Domestic Fixed Income Funds	19.8%
International Fixed Income Funds	7.2%
Money Market Funds	0.6%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F548

ANNUAL SHAREHOLDER REPORT
One Choice 2050 Portfolio

R6 Class (ARFEX)	July 31, 2026

This annual shareholder report contains important information about One Choice 2050 Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$57	0.53%

What were the key factors that affected the fund’s performance?
One Choice 2050 Portfolio R6 Class returned 14.65% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	14.65%	6.33%	9.47%
Regulatory Index
Russell 3000	19.60%	11.82%	14.56%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%
Performance Index
S&P Target Date To 2050	19.95%	9.57%	10.86%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$972,280,237
Management Fees (dollars paid during the reporting period)	$7,684,255
Portfolio Turnover Rate	16%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	46.3%
International Equity Funds	26.1%
Domestic Fixed Income Funds	19.8%
International Fixed Income Funds	7.2%
Money Market Funds	0.6%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J805

ANNUAL SHAREHOLDER REPORT
One Choice 2055 Portfolio

Investor Class (AREVX)	July 31, 2026

This annual shareholder report contains important information about One Choice 2055 Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$95	0.88%

What were the key factors that affected the fund’s performance?
One Choice 2055 Portfolio Investor Class returned 15.23% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	15.23%	6.44%	9.50%
Regulatory Index
Russell 3000	19.60%	11.82%	14.56%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%
Performance Index
S&P Target Date To 2055	20.47%	9.75%	11.01%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$732,341,213
Management Fees (dollars paid during the reporting period)	$5,773,305
Portfolio Turnover Rate	17%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	50.5%
International Equity Funds	28.3%
Domestic Fixed Income Funds	15.3%
International Fixed Income Funds	5.5%
Money Market Funds	0.4%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F423

ANNUAL SHAREHOLDER REPORT
One Choice 2055 Portfolio

I Class (ARENX)	July 31, 2026

This annual shareholder report contains important information about One Choice 2055 Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$73	0.68%

What were the key factors that affected the fund’s performance?
One Choice 2055 Portfolio I Class returned 15.47% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	15.47%	6.66%	9.72%
Regulatory Index
Russell 3000	19.60%	11.82%	14.56%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%
Performance Index
S&P Target Date To 2055	20.47%	9.75%	11.01%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$732,341,213
Management Fees (dollars paid during the reporting period)	$5,773,305
Portfolio Turnover Rate	17%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	50.5%
International Equity Funds	28.3%
Domestic Fixed Income Funds	15.3%
International Fixed Income Funds	5.5%
Money Market Funds	0.4%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F415

ANNUAL SHAREHOLDER REPORT
One Choice 2055 Portfolio

A Class (AREMX)	July 31, 2026

This annual shareholder report contains important information about One Choice 2055 Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$121	1.13%

What were the key factors that affected the fund’s performance?
One Choice 2055 Portfolio A Class returned 14.96% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	14.96%	6.18%	9.23%
A Class - with sales charge	8.35%	4.93%	8.59%
Regulatory Index
Russell 3000	19.60%	11.82%	14.56%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%
Performance Index
S&P Target Date To 2055	20.47%	9.75%	11.01%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$732,341,213
Management Fees (dollars paid during the reporting period)	$5,773,305
Portfolio Turnover Rate	17%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	50.5%
International Equity Funds	28.3%
Domestic Fixed Income Funds	15.3%
International Fixed Income Funds	5.5%
Money Market Funds	0.4%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F399

ANNUAL SHAREHOLDER REPORT
One Choice 2055 Portfolio

C Class (AREFX)	July 31, 2026

This annual shareholder report contains important information about One Choice 2055 Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$201	1.88%

What were the key factors that affected the fund’s performance?
One Choice 2055 Portfolio C Class returned 14.09% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	14.09%	5.38%	8.41%
Regulatory Index
Russell 3000	19.60%	11.82%	14.56%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%
Performance Index
S&P Target Date To 2055	20.47%	9.75%	11.01%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$732,341,213
Management Fees (dollars paid during the reporting period)	$5,773,305
Portfolio Turnover Rate	17%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	50.5%
International Equity Funds	28.3%
Domestic Fixed Income Funds	15.3%
International Fixed Income Funds	5.5%
Money Market Funds	0.4%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F381

ANNUAL SHAREHOLDER REPORT
One Choice 2055 Portfolio

R Class (AREOX)	July 31, 2026

This annual shareholder report contains important information about One Choice 2055 Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$148	1.38%

What were the key factors that affected the fund’s performance?
One Choice 2055 Portfolio R Class returned 14.65% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	14.65%	5.92%	8.96%
Regulatory Index
Russell 3000	19.60%	11.82%	14.56%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%
Performance Index
S&P Target Date To 2055	20.47%	9.75%	11.01%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$732,341,213
Management Fees (dollars paid during the reporting period)	$5,773,305
Portfolio Turnover Rate	17%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	50.5%
International Equity Funds	28.3%
Domestic Fixed Income Funds	15.3%
International Fixed Income Funds	5.5%
Money Market Funds	0.4%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F373

ANNUAL SHAREHOLDER REPORT
One Choice 2055 Portfolio

R6 Class (AREUX)	July 31, 2026

This annual shareholder report contains important information about One Choice 2055 Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$57	0.53%

What were the key factors that affected the fund’s performance?
One Choice 2055 Portfolio R6 Class returned 15.61% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	15.61%	6.81%	9.88%
Regulatory Index
Russell 3000	19.60%	11.82%	14.56%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%
Performance Index
S&P Target Date To 2055	20.47%	9.75%	11.01%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$732,341,213
Management Fees (dollars paid during the reporting period)	$5,773,305
Portfolio Turnover Rate	17%
Total Number of Portfolio Holdings	21

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	50.5%
International Equity Funds	28.3%
Domestic Fixed Income Funds	15.3%
International Fixed Income Funds	5.5%
Money Market Funds	0.4%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J888

ANNUAL SHAREHOLDER REPORT
One Choice 2060 Portfolio

Investor Class (ARGVX)	July 31, 2026

This annual shareholder report contains important information about One Choice 2060 Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$95	0.88%

What were the key factors that affected the fund’s performance?
One Choice 2060 Portfolio Investor Class returned 15.69% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
Investor Class	15.69%	6.67%	9.71%
Regulatory Index
Russell 3000	19.60%	11.82%	14.56%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%
Performance Index
S&P Target Date To 2060	20.34%	9.79%	11.21%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$447,344,699
Management Fees (dollars paid during the reporting period)	$3,390,411
Portfolio Turnover Rate	21%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	52.8%
International Equity Funds	29.5%
Domestic Fixed Income Funds	12.8%
International Fixed Income Funds	4.6%
Money Market Funds	0.3%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F191

ANNUAL SHAREHOLDER REPORT
One Choice 2060 Portfolio

I Class (ARGNX)	July 31, 2026

This annual shareholder report contains important information about One Choice 2060 Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$73	0.68%

What were the key factors that affected the fund’s performance?
One Choice 2060 Portfolio I Class returned 15.90% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
I Class	15.90%	6.89%	9.94%
Regulatory Index
Russell 3000	19.60%	11.82%	14.56%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%
Performance Index
S&P Target Date To 2060	20.34%	9.79%	11.21%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$447,344,699
Management Fees (dollars paid during the reporting period)	$3,390,411
Portfolio Turnover Rate	21%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	52.8%
International Equity Funds	29.5%
Domestic Fixed Income Funds	12.8%
International Fixed Income Funds	4.6%
Money Market Funds	0.3%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F183

ANNUAL SHAREHOLDER REPORT
One Choice 2060 Portfolio

A Class (ARGMX)	July 31, 2026

This annual shareholder report contains important information about One Choice 2060 Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$122	1.13%

What were the key factors that affected the fund’s performance?
One Choice 2060 Portfolio A Class returned 15.48% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	10 Year
A Class	15.48%	6.41%	9.45%
A Class - with sales charge	8.84%	5.16%	8.80%
Regulatory Index
Russell 3000	19.60%	11.82%	14.56%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%
Performance Index
S&P Target Date To 2060	20.34%	9.79%	11.21%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$447,344,699
Management Fees (dollars paid during the reporting period)	$3,390,411
Portfolio Turnover Rate	21%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	52.8%
International Equity Funds	29.5%
Domestic Fixed Income Funds	12.8%
International Fixed Income Funds	4.6%
Money Market Funds	0.3%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F167

ANNUAL SHAREHOLDER REPORT
One Choice 2060 Portfolio

C Class (ARGHX)	July 31, 2026

This annual shareholder report contains important information about One Choice 2060 Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$202	1.88%

What were the key factors that affected the fund’s performance?
One Choice 2060 Portfolio C Class returned 14.62% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
C Class	14.62%	5.62%	8.63%
Regulatory Index
Russell 3000	19.60%	11.82%	14.56%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%
Performance Index
S&P Target Date To 2060	20.34%	9.79%	11.21%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$447,344,699
Management Fees (dollars paid during the reporting period)	$3,390,411
Portfolio Turnover Rate	21%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	52.8%
International Equity Funds	29.5%
Domestic Fixed Income Funds	12.8%
International Fixed Income Funds	4.6%
Money Market Funds	0.3%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F159

ANNUAL SHAREHOLDER REPORT
One Choice 2060 Portfolio

R Class (ARGRX)	July 31, 2026

This annual shareholder report contains important information about One Choice 2060 Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$148	1.38%

What were the key factors that affected the fund’s performance?
One Choice 2060 Portfolio R Class returned 15.14% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
R Class	15.14%	6.14%	9.17%
Regulatory Index
Russell 3000	19.60%	11.82%	14.56%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%
Performance Index
S&P Target Date To 2060	20.34%	9.79%	11.21%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$447,344,699
Management Fees (dollars paid during the reporting period)	$3,390,411
Portfolio Turnover Rate	21%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	52.8%
International Equity Funds	29.5%
Domestic Fixed Income Funds	12.8%
International Fixed Income Funds	4.6%
Money Market Funds	0.3%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507F142

ANNUAL SHAREHOLDER REPORT
One Choice 2060 Portfolio

R6 Class (ARGDX)	July 31, 2026

This annual shareholder report contains important information about One Choice 2060 Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$57	0.53%

What were the key factors that affected the fund’s performance?
One Choice 2060 Portfolio R6 Class returned 16.15% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.
•	The non-U.S. bond allocation produced positive total returns and diversification benefits even as some of the world's leading central banks raised rates amid elevated inflation. For example, the European Central Bank and the Bank of Japan raised rates during the period, mindful of having left rates too low for too long ahead of the 2022 inflation shock.

Cumulative Performance (based on an initial $10,000 investment)
July 31, 2016 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	10 Year
R6 Class	16.15%	7.05%	10.09%
Regulatory Index
Russell 3000	19.60%	11.82%	14.56%
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	1.35%
Performance Index
S&P Target Date To 2060	20.34%	9.79%	11.21%

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$447,344,699
Management Fees (dollars paid during the reporting period)	$3,390,411
Portfolio Turnover Rate	21%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	52.8%
International Equity Funds	29.5%
Domestic Fixed Income Funds	12.8%
International Fixed Income Funds	4.6%
Money Market Funds	0.3%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J870

ANNUAL SHAREHOLDER REPORT
One Choice 2065 Portfolio

Investor Class (ARHVX)	July 31, 2026

This annual shareholder report contains important information about One Choice 2065 Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$95	0.88%

What were the key factors that affected the fund’s performance?
One Choice 2065 Portfolio Investor Class returned 16.13% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	Higher long-term interest rates help explain the bifurcation in U.S. equity performance. Rising rates increase borrowing costs and make it more difficult to finance future growth. AI-related companies have borrowed particularly heavily, so this explains why AI stocks lagged.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.

Cumulative Performance (based on an initial $10,000 investment)
September 23, 2020 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
Investor Class	16.13%	6.87%	10.70%	9/23/20
Regulatory Index
Russell 3000	19.60%	11.82%	16.46%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	-0.34%	—
Performance Index
S&P Target Date To 2065+	20.66%	10.12%	13.88%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$156,376,435
Management Fees (dollars paid during the reporting period)	$1,112,542
Portfolio Turnover Rate	35%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	54.1%
International Equity Funds	30.5%
Domestic Fixed Income Funds	11.1%
International Fixed Income Funds	4.0%
Money Market Funds	0.3%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J862

ANNUAL SHAREHOLDER REPORT
One Choice 2065 Portfolio

I Class (ARHUX)	July 31, 2026

This annual shareholder report contains important information about One Choice 2065 Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
I Class	$74	0.68%

What were the key factors that affected the fund’s performance?
One Choice 2065 Portfolio I Class returned 16.28% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	Higher long-term interest rates help explain the bifurcation in U.S. equity performance. Rising rates increase borrowing costs and make it more difficult to finance future growth. AI-related companies have borrowed particularly heavily, so this explains why AI stocks lagged.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.

Cumulative Performance (based on an initial $10,000 investment)
September 23, 2020 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
I Class	16.28%	7.07%	10.90%	9/23/20
Regulatory Index
Russell 3000	19.60%	11.82%	16.46%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	-0.34%	—
Performance Index
S&P Target Date To 2065+	20.66%	10.12%	13.88%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$156,376,435
Management Fees (dollars paid during the reporting period)	$1,112,542
Portfolio Turnover Rate	35%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	54.1%
International Equity Funds	30.5%
Domestic Fixed Income Funds	11.1%
International Fixed Income Funds	4.0%
Money Market Funds	0.3%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J854

ANNUAL SHAREHOLDER REPORT
One Choice 2065 Portfolio

A Class (ARHMX)	July 31, 2026

This annual shareholder report contains important information about One Choice 2065 Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
A Class	$122	1.13%

What were the key factors that affected the fund’s performance?
One Choice 2065 Portfolio A Class returned 15.79% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	Higher long-term interest rates help explain the bifurcation in U.S. equity performance. Rising rates increase borrowing costs and make it more difficult to finance future growth. AI-related companies have borrowed particularly heavily, so this explains why AI stocks lagged.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.

Cumulative Performance (based on an initial $10,000 investment)
September 23, 2020 through July 31, 2026
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
A Class	15.79%	6.60%	10.40%	9/23/20
A Class - with sales charge	9.13%	5.35%	9.29%	9/23/20
Regulatory Index
Russell 3000	19.60%	11.82%	16.46%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	-0.34%	—
Performance Index
S&P Target Date To 2065+	20.66%	10.12%	13.88%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$156,376,435
Management Fees (dollars paid during the reporting period)	$1,112,542
Portfolio Turnover Rate	35%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	54.1%
International Equity Funds	30.5%
Domestic Fixed Income Funds	11.1%
International Fixed Income Funds	4.0%
Money Market Funds	0.3%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J847

ANNUAL SHAREHOLDER REPORT
One Choice 2065 Portfolio

C Class (ARHEX)	July 31, 2026

This annual shareholder report contains important information about One Choice 2065 Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
C Class	$202	1.88%

What were the key factors that affected the fund’s performance?
One Choice 2065 Portfolio C Class returned 14.95% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	Higher long-term interest rates help explain the bifurcation in U.S. equity performance. Rising rates increase borrowing costs and make it more difficult to finance future growth. AI-related companies have borrowed particularly heavily, so this explains why AI stocks lagged.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.

Cumulative Performance (based on an initial $10,000 investment)
September 23, 2020 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
C Class	14.95%	5.81%	9.59%	9/23/20
Regulatory Index
Russell 3000	19.60%	11.82%	16.46%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	-0.34%	—
Performance Index
S&P Target Date To 2065+	20.66%	10.12%	13.88%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$156,376,435
Management Fees (dollars paid during the reporting period)	$1,112,542
Portfolio Turnover Rate	35%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	54.1%
International Equity Funds	30.5%
Domestic Fixed Income Funds	11.1%
International Fixed Income Funds	4.0%
Money Market Funds	0.3%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J839

ANNUAL SHAREHOLDER REPORT
One Choice 2065 Portfolio

R Class (ARHFX)	July 31, 2026

This annual shareholder report contains important information about One Choice 2065 Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R Class	$149	1.38%

What were the key factors that affected the fund’s performance?
One Choice 2065 Portfolio R Class returned 15.58% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	Higher long-term interest rates help explain the bifurcation in U.S. equity performance. Rising rates increase borrowing costs and make it more difficult to finance future growth. AI-related companies have borrowed particularly heavily, so this explains why AI stocks lagged.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.

Cumulative Performance (based on an initial $10,000 investment)
September 23, 2020 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R Class	15.58%	6.35%	10.15%	9/23/20
Regulatory Index
Russell 3000	19.60%	11.82%	16.46%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	-0.34%	—
Performance Index
S&P Target Date To 2065+	20.66%	10.12%	13.88%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$156,376,435
Management Fees (dollars paid during the reporting period)	$1,112,542
Portfolio Turnover Rate	35%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	54.1%
International Equity Funds	30.5%
Domestic Fixed Income Funds	11.1%
International Fixed Income Funds	4.0%
Money Market Funds	0.3%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J821

ANNUAL SHAREHOLDER REPORT
One Choice 2065 Portfolio

R6 Class (ARHSX)	July 31, 2026

This annual shareholder report contains important information about One Choice 2065 Portfolio for the period of August 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
R6 Class	$57	0.53%

What were the key factors that affected the fund’s performance?
One Choice 2065 Portfolio R6 Class returned 16.51% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	Higher long-term interest rates help explain the bifurcation in U.S. equity performance. Rising rates increase borrowing costs and make it more difficult to finance future growth. AI-related companies have borrowed particularly heavily, so this explains why AI stocks lagged.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.

Cumulative Performance (based on an initial $10,000 investment)
September 23, 2020 through July 31, 2026

Average Annual Total Returns
	1 Year	5 Year	Since Inception	Inception Date
R6 Class	16.51%	7.24%	11.08%	9/23/20
Regulatory Index
Russell 3000	19.60%	11.82%	16.46%	—
Bloomberg U.S. Aggregate Bond	2.71%	-0.40%	-0.34%	—
Performance Index
S&P Target Date To 2065+	20.66%	10.12%	13.88%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$156,376,435
Management Fees (dollars paid during the reporting period)	$1,112,542
Portfolio Turnover Rate	35%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	54.1%
International Equity Funds	30.5%
Domestic Fixed Income Funds	11.1%
International Fixed Income Funds	4.0%
Money Market Funds	0.3%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507J813

ANNUAL SHAREHOLDER REPORT
One Choice 2070 Portfolio

Investor Class (ARADX)	July 31, 2026

This annual shareholder report contains important information about One Choice 2070 Portfolio for the period of December 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment
Investor Class	$61	0.88%
*The costs of an investment would have been greater had the class been available for a full year.

What were the key factors that affected the fund’s performance?
One Choice 2070 Portfolio Investor Class returned 9.91% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	Higher long-term interest rates help explain the bifurcation in U.S. equity performance. Rising rates increase borrowing costs and make it more difficult to finance future growth. AI-related companies have borrowed particularly heavily, so this explains why AI stocks lagged.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.

Cumulative Performance (based on an initial $10,000 investment)
December 1, 2025 through July 31, 2026

Average Annual Total Returns
	Since Inception	Inception Date
Investor Class	9.91%	12/1/25
Regulatory Index
Russell 3000	10.94%	—
Bloomberg U.S. Aggregate Bond	-0.45%	—
Performance Index
S&P Target Date To 2065+	12.20%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$5,547,995
Management Fees (dollars paid during the reporting period)	$11,774
Portfolio Turnover Rate	22%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	54.6%
International Equity Funds	30.6%
Domestic Fixed Income Funds	10.6%
International Fixed Income Funds	3.9%
Money Market Funds	0.3%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507K109

ANNUAL SHAREHOLDER REPORT
One Choice 2070 Portfolio

I Class (ARAEX)	July 31, 2026

This annual shareholder report contains important information about One Choice 2070 Portfolio for the period of December 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment
I Class	$47	0.68%
*The costs of an investment would have been greater had the class been available for a full year.

What were the key factors that affected the fund’s performance?
One Choice 2070 Portfolio I Class returned 9.93% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	Higher long-term interest rates help explain the bifurcation in U.S. equity performance. Rising rates increase borrowing costs and make it more difficult to finance future growth. AI-related companies have borrowed particularly heavily, so this explains why AI stocks lagged.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.

Cumulative Performance (based on an initial $10,000 investment)
December 1, 2025 through July 31, 2026

Average Annual Total Returns
	Since Inception	Inception Date
I Class	9.93%	12/1/25
Regulatory Index
Russell 3000	10.94%	—
Bloomberg U.S. Aggregate Bond	-0.45%	—
Performance Index
S&P Target Date To 2065+	12.20%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$5,547,995
Management Fees (dollars paid during the reporting period)	$11,774
Portfolio Turnover Rate	22%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	54.6%
International Equity Funds	30.6%
Domestic Fixed Income Funds	10.6%
International Fixed Income Funds	3.9%
Money Market Funds	0.3%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507K208

ANNUAL SHAREHOLDER REPORT
One Choice 2070 Portfolio

A Class (ARAJX)	July 31, 2026

This annual shareholder report contains important information about One Choice 2070 Portfolio for the period of December 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment
A Class	$79	1.13%
*The costs of an investment would have been greater had the class been available for a full year.

What were the key factors that affected the fund’s performance?
One Choice 2070 Portfolio A Class returned 9.58% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	Higher long-term interest rates help explain the bifurcation in U.S. equity performance. Rising rates increase borrowing costs and make it more difficult to finance future growth. AI-related companies have borrowed particularly heavily, so this explains why AI stocks lagged.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.

Cumulative Performance (based on an initial $10,000 investment)
December 1, 2025 through July 31, 2026
The initial investment is adjusted to reflect the maximum initial sales charge.

Average Annual Total Returns
	Since Inception	Inception Date
A Class	9.58%	12/1/25
A Class - with sales charge	3.28%	12/1/25
Regulatory Index
Russell 3000	10.94%	—
Bloomberg U.S. Aggregate Bond	-0.45%	—
Performance Index
S&P Target Date To 2065+	12.20%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
A Class shares have a 5.75% maximum initial sales charge and may be subject to a maximum contingent deferred sales charge of 1.00%.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$5,547,995
Management Fees (dollars paid during the reporting period)	$11,774
Portfolio Turnover Rate	22%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	54.6%
International Equity Funds	30.6%
Domestic Fixed Income Funds	10.6%
International Fixed Income Funds	3.9%
Money Market Funds	0.3%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507K307

ANNUAL SHAREHOLDER REPORT
One Choice 2070 Portfolio

C Class (ARAKX)	July 31, 2026

This annual shareholder report contains important information about One Choice 2070 Portfolio for the period of December 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment
C Class	$130	1.88%
*The costs of an investment would have been greater had the class been available for a full year.

What were the key factors that affected the fund’s performance?
One Choice 2070 Portfolio C Class returned 9.10% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	Higher long-term interest rates help explain the bifurcation in U.S. equity performance. Rising rates increase borrowing costs and make it more difficult to finance future growth. AI-related companies have borrowed particularly heavily, so this explains why AI stocks lagged.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.

Cumulative Performance (based on an initial $10,000 investment)
December 1, 2025 through July 31, 2026

Average Annual Total Returns
	Since Inception	Inception Date
C Class	9.10%	12/1/25
C Class - with sales charge	8.10%	12/1/25
Regulatory Index
Russell 3000	10.94%	—
Bloomberg U.S. Aggregate Bond	-0.45%	—
Performance Index
S&P Target Date To 2065+	12.20%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.
C Class shares will automatically convert to A Class shares after being held for approximately eight years. C Class average annual returns do not reflect this conversion.
C Class shares redeemed within 12 months of purchase are subject to a maximum CDSC of 1.00%.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$5,547,995
Management Fees (dollars paid during the reporting period)	$11,774
Portfolio Turnover Rate	22%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	54.6%
International Equity Funds	30.6%
Domestic Fixed Income Funds	10.6%
International Fixed Income Funds	3.9%
Money Market Funds	0.3%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507K406

ANNUAL SHAREHOLDER REPORT
One Choice 2070 Portfolio

R Class (ARAPX)	July 31, 2026

This annual shareholder report contains important information about One Choice 2070 Portfolio for the period of December 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment
R Class	$96	1.38%
*The costs of an investment would have been greater had the class been available for a full year.

What were the key factors that affected the fund’s performance?
One Choice 2070 Portfolio R Class returned 9.45% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	Higher long-term interest rates help explain the bifurcation in U.S. equity performance. Rising rates increase borrowing costs and make it more difficult to finance future growth. AI-related companies have borrowed particularly heavily, so this explains why AI stocks lagged.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.

Cumulative Performance (based on an initial $10,000 investment)
December 1, 2025 through July 31, 2026

Average Annual Total Returns
	Since Inception	Inception Date
R Class	9.45%	12/1/25
Regulatory Index
Russell 3000	10.94%	—
Bloomberg U.S. Aggregate Bond	-0.45%	—
Performance Index
S&P Target Date To 2065+	12.20%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$5,547,995
Management Fees (dollars paid during the reporting period)	$11,774
Portfolio Turnover Rate	22%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	54.6%
International Equity Funds	30.6%
Domestic Fixed Income Funds	10.6%
International Fixed Income Funds	3.9%
Money Market Funds	0.3%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507K505

ANNUAL SHAREHOLDER REPORT
One Choice 2070 Portfolio

R6 Class (ARARX)	July 31, 2026

This annual shareholder report contains important information about One Choice 2070 Portfolio for the period of December 1, 2025 to July 31, 2026. You can find additional information about the fund at americancentury.com/docs. You can also request this information by contacting us at 1-800-345-2021.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment*	Costs paid as a percentage of a $10,000 investment
R6 Class	$37	0.53%
*The costs of an investment would have been greater had the class been available for a full year.

What were the key factors that affected the fund’s performance?
One Choice 2070 Portfolio R6 Class returned 10.04% for the reporting period ended July 31, 2026.
The fund seeks the highest total return consistent with its asset mix. The date in the fund name is the approximate year investors plan to retire, and the asset mix becomes more conservative as the target date approaches. See the Fund Holdings for the portfolio’s asset weights. Below, we discuss the factors that affected these asset classes.
•	The portfolio's U.S. stock holdings generally did well, with mid- and large-cap equities lagging small-cap stocks, while value stocks beat growth. This reflects uncertainty around spending on artificial intelligence (AI), which weighed most on mid- and large-cap growth stocks. Smaller and more value-oriented companies benefited from broad economic and earnings strength.
•	Higher long-term interest rates help explain the bifurcation in U.S. equity performance. Rising rates increase borrowing costs and make it more difficult to finance future growth. AI-related companies have borrowed particularly heavily, so this explains why AI stocks lagged.
•	The portfolio's non-U.S. equity holdings generally outperformed U.S. stock positions. That's because non-U.S. stocks benefited from attractive relative valuations as investors looked beyond the most expensive U.S. growth stocks. Emerging markets stocks also did very well, but this reflects the broadening of the AI trade beyond U.S. borders.
•	The U.S. bond allocation produced positive total returns despite higher long-term bond yields and persistently high inflation. Nevertheless, the Federal Reserve cut interest rates three times during the period, lowering yields for cash and the shortest-term bonds. Solid economic growth and strong corporate profits meant high-yield corporate bonds did best in the U.S. fixed-income allocation.

Cumulative Performance (based on an initial $10,000 investment)
December 1, 2025 through July 31, 2026

Average Annual Total Returns
	Since Inception	Inception Date
R6 Class	10.04%	12/1/25
Regulatory Index
Russell 3000	10.94%	—
Bloomberg U.S. Aggregate Bond	-0.45%	—
Performance Index
S&P Target Date To 2065+	12.20%	—

The regulatory index is provided as a broad measure of market performance. The performance index is provided because the advisor believes it is more reflective of the fund’s investment strategy.

A One Choice Target Date Portfolio's target date is the approximate year when investors plan to retire or start withdrawing their money. The principal value of the investment is not guaranteed at any time, including at the target date.

The opinions expressed are those of American Century Investments and are no guarantee of the future performance of any American Century Investments fund. This information is for educational purposes only and is not intended as investment advice. Data reflects past performance, assumes reinvestment of dividends and capital gains and is no guarantee of future results. Current performance may be higher or lower than data shown. Investment return and principal value will fluctuate and redemption value may be more or less than original cost, and none of the charts reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total returns for periods less than one year are not annualized. Visit americancentury.com for more recent performance information.

Fund Statistics
Net Assets	$5,547,995
Management Fees (dollars paid during the reporting period)	$11,774
Portfolio Turnover Rate	22%
Total Number of Portfolio Holdings	20

Fund Holdings

Types of Investments in Portfolio (as a % of net assets)
Domestic Equity Funds	54.6%
International Equity Funds	30.6%
Domestic Fixed Income Funds	10.6%
International Fixed Income Funds	3.9%
Money Market Funds	0.3%
Other Assets and Liabilities	0.0%

For additional information about the fund, including its Prospectus, Statement of Additional Information, financial statements, holdings and proxy voting information, scan the QR code or visit americancentury.com/docs.

©2026 American Century Proprietary Holdings, Inc. All rights reserved.
A-2507K604

(b) Not applicable.

ITEM 2. CODE OF ETHICS.

(a) The registrant has adopted a Code of Ethics for Senior Financial Officers that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer, and persons performing similar functions.

(b) No response required.

(c) None.

(d) None.

(e) Not applicable.

(f) The registrant’s Code of Ethics for Senior Financial Officers was filed as Exhibit 12 (a)(1) to American Century Asset Allocation Portfolios, Inc.’s Annual Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005, and is incorporated herein by reference.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant’s board has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

(a)(2) Barry Fink, Jan M. Lewis, Gary C. Meltzer and Rajesh K. Gupta are the registrant’s designated audit committee financial experts. They are “independent” as defined in Item 3 of Form N-CSR.

(a)(3) Not applicable.

(b) No response required.

(c) No response required.

(d) No response required.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees.

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were as follows:

FY 2025:	$188,490
FY 2026:	$199,583

(b) Audit-Related Fees.

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item were as follows:

For services rendered to the registrant:

FY 2025:	$0
FY 2026:	$0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2025:	$0
FY 2026:	$0

(c) Tax Fees.

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning were as follows:

For services rendered to the registrant:

FY 2025:	$0
FY 2026:	$0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2025:	$0
FY 2026:	$0

(d) All Other Fees.

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were as follows:

For services rendered to the registrant:

FY 2025:	$0
FY 2026:	$0

Fees required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X (relating to certain     engagements for non-audit services with the registrant’s investment adviser and its affiliates):

FY 2025:	$0
FY 2026:	$0

(e)(1) In accordance with paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X, before the accountant is engaged by the registrant to render audit or non-audit services, the engagement is approved by the registrant’s audit committee. Pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, the registrant’s audit committee also pre-approves its accountant’s engagements for non-audit services with the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) All services described in each of paragraphs (b) through (d) of this Item were pre-approved before the engagement by the registrant’s audit committee pursuant to paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X. Consequently, none of such services were required to be approved by the audit committee pursuant to paragraph (c)(7)(i)(C).

(f) The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than 50%.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were as follows:

FY 2025:	$98,325
FY 2026:	$98,325

(h) The registrant’s investment adviser and accountant have notified the registrant’s audit committee of all non-audit services that were rendered by the registrant’s accountant to the registrant’s investment adviser, its parent company, and any entity controlled by, or under common control with the investment adviser that provides services to the registrant, which services were not required to be pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The notification provided to the registrant’s audit committee included sufficient details regarding such services to allow the registrant’s audit committee to consider the continuing independence of its principal accountant.

(i)	Not applicable.

(j)	Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. INVESTMENTS.

(a) The schedule of investments is included as part of the financial statements and other information filed under Item 7 of this Form.

(b) Not applicable.

ITEM 7. FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

(a)

Annual Financial Statements and Other Information

July 31, 2026

One Choice® Blend+ In Retirement Portfolio	One Choice® Blend+ 2050 Portfolio
Investor Class (AAAMX)	Investor Class (AADNX)
I Class (AAAOX)	I Class (AADOX)
A Class (AABEX)	A Class (AADPX)
R Class (AABGX)	R Class (AADQX)
R6 Class (AABHX)	R6 Class (AADUX)
One Choice® Blend+ 2025 Portfolio	One Choice® Blend+ 2055 Portfolio
Investor Class (AABJX)	Investor Class (AADVX)
I Class (AABKX)	I Class (AADWX)
A Class (AABQX)	A Class (AADZX)
R Class (AABRX)	R Class (AAEDX)
R6 Class (AABVX)	R6 Class (AAEEX)
One Choice® Blend+ 2030 Portfolio	One Choice® Blend+ 2060 Portfolio
Investor Class (AABWX)	Investor Class (AAEFX)
I Class (AAEWX)	I Class (AAEGX)
A Class (AABZX)	A Class (AAEHX)
R Class (AACHX)	R Class (AAEIX)
R6 Class (AACJX)	R6 Class (AAEJX)
One Choice® Blend+ 2035 Portfolio	One Choice® Blend+ 2065 Portfolio
Investor Class (AACKX)	Investor Class (AAEKX)
I Class (AACLX)	I Class (AAELX)
A Class (AACMX)	A Class (AAEOX)
R Class (AACPX)	R Class (AAEUX)
R6 Class (AACQX)	R6 Class (AAEVX)
One Choice® Blend+ 2040 Portfolio	One Choice® Blend+ 2070 Portfolio
Investor Class (AACSX)	Investor Class (ARASX)
I Class (AACUX)	I Class (ARATX)
A Class (AACVX)	A Class (ARAUX)
R Class (AACWX)	R Class (ARAVX)
R6 Class (AACZX)	R6 Class (ARAWX)
One Choice® Blend+ 2045 Portfolio
Investor Class (AADHX)
I Class (AADJX)
A Class (AADKX)
R Class (AADLX)
R6 Class (AADMX)

Investors should carefully consider a fund’s investment objectives, risks, charges and expenses. For this and additional information about a fund, including the Annual Shareholder Report, Semiannual Shareholder Report, Prospectus and Statement of Additional Information, visit americancentury.com/docs.

Schedule of Investments
JULY 31, 2026

One Choice Blend+ In Retirement Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 45.5%
Avantis Core Fixed Income Fund G Class	2,384,287	$19,646,525
High Income Fund G Class	328,115	2,815,229
Inflation-Adjusted Bond Fund G Class	313,687	3,271,758
Short Duration Fund G Class	482,292	4,697,519
Short Duration Inflation Protection Bond Fund G Class	486,182	5,148,669
		35,579,700
Domestic Equity Funds — 27.7%
Avantis U.S. Equity Fund G Class	211,104	5,089,721
Avantis U.S. Small Cap Value Fund G Class	31,017	666,565
Focused Large Cap Value Fund G Class	606,013	7,217,615
Growth Fund G Class	101,378	6,390,869
Heritage Fund G Class	12,600	344,613
Mid Cap Value Fund G Class	76,404	1,296,569
Small Cap Growth Fund G Class	22,944	657,333
		21,663,285
International Equity Funds — 12.4%
Avantis International Equity Fund G Class	280,782	4,896,835
Focused International Growth Fund G Class	95,578	1,848,472
Global Real Estate Fund G Class	50,618	769,900
International Value Fund G Class	166,008	2,153,125
		9,668,332
International Fixed Income Funds — 11.4%
Emerging Markets Debt Fund G Class	100,019	932,177
Global Bond Fund G Class	920,952	7,938,603
		8,870,780
Money Market Funds — 3.0%
U.S. Government Money Market Fund G Class	2,348,378	2,348,378
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $73,421,321)		78,130,475
OTHER ASSETS AND LIABILITIES — 0.0%		(2,972)
TOTAL NET ASSETS — 100.0%		$78,127,503

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
2

Schedule of Investments
JULY 31, 2026

One Choice Blend+ 2025 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 41.8%
Avantis Core Fixed Income Fund G Class	2,285,268	$18,830,608
High Income Fund G Class	383,361	3,289,242
Inflation-Adjusted Bond Fund G Class	291,835	3,043,835
Short Duration Fund G Class	343,351	3,344,237
Short Duration Inflation Protection Bond Fund G Class	409,269	4,334,158
		32,842,080
Domestic Equity Funds — 30.3%
Avantis U.S. Equity Fund G Class	246,270	5,937,571
Avantis U.S. Small Cap Value Fund G Class	35,339	759,444
Focused Large Cap Value Fund G Class	639,162	7,612,425
Growth Fund G Class	107,934	6,804,138
Heritage Fund G Class	20,819	569,414
Mid Cap Value Fund G Class	83,903	1,423,830
Small Cap Growth Fund G Class	26,397	756,262
		23,863,084
International Equity Funds — 14.1%
Avantis Emerging Markets Equity Fund G Class	23,036	393,690
Avantis International Equity Fund G Class	307,511	5,362,998
Focused International Growth Fund G Class	101,948	1,971,666
Global Real Estate Fund G Class	59,311	902,115
International Small-Mid Cap Fund G Class	9,625	122,146
International Value Fund G Class	177,958	2,308,116
		11,060,731
International Fixed Income Funds — 11.0%
Emerging Markets Debt Fund G Class	129,675	1,208,573
Global Bond Fund G Class	861,814	7,428,833
		8,637,406
Money Market Funds — 2.8%
U.S. Government Money Market Fund G Class	2,189,330	2,189,330
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $71,357,499)		78,592,631
OTHER ASSETS AND LIABILITIES — 0.0%		(3,241)
TOTAL NET ASSETS — 100.0%		$78,589,390

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
3

Schedule of Investments
JULY 31, 2026

One Choice Blend+ 2030 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 35.2%
Avantis Core Fixed Income Fund G Class	3,932,986	$32,407,809
High Income Fund G Class	803,956	6,897,942
Inflation-Adjusted Bond Fund G Class	480,301	5,009,544
Short Duration Fund G Class	314,959	3,067,699
Short Duration Inflation Protection Bond Fund G Class	565,250	5,985,999
		53,368,993
Domestic Equity Funds — 35.1%
Avantis U.S. Equity Fund G Class	591,590	14,263,231
Avantis U.S. Small Cap Value Fund G Class	80,753	1,735,391
Focused Large Cap Value Fund G Class	1,343,893	16,005,771
Growth Fund G Class	229,355	14,458,534
Heritage Fund G Class	64,862	1,773,981
Mid Cap Value Fund G Class	192,706	3,270,226
Small Cap Growth Fund G Class	57,890	1,658,560
		53,165,694
International Equity Funds — 17.4%
Avantis Emerging Markets Equity Fund G Class	129,583	2,214,569
Avantis International Equity Fund G Class	687,001	11,981,292
Focused International Growth Fund G Class	228,753	4,424,084
Global Real Estate Fund G Class	142,846	2,172,682
International Small-Mid Cap Fund G Class	48,352	613,591
International Value Fund G Class	388,372	5,037,188
		26,443,406
International Fixed Income Funds — 9.9%
Emerging Markets Debt Fund G Class	301,765	2,812,448
Global Bond Fund G Class	1,422,292	12,260,159
		15,072,607
Money Market Funds — 2.4%
U.S. Government Money Market Fund G Class	3,604,156	3,604,156
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $136,264,096)		151,654,856
OTHER ASSETS AND LIABILITIES — 0.0%		(5,897)
TOTAL NET ASSETS — 100.0%		$151,648,959

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
4

Schedule of Investments
JULY 31, 2026

One Choice Blend+ 2035 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 40.3%
Avantis U.S. Equity Fund G Class	861,951	$20,781,643
Avantis U.S. Small Cap Value Fund G Class	114,533	2,461,324
Focused Dynamic Growth Fund G Class	64,538	5,454,095
Focused Large Cap Value Fund G Class	1,696,186	20,201,574
Growth Fund G Class	224,934	14,179,870
Heritage Fund G Class	122,141	3,340,560
Mid Cap Value Fund G Class	260,585	4,422,125
Small Cap Growth Fund G Class	84,040	2,407,744
		73,248,935
Domestic Fixed Income Funds — 28.0%
Avantis Core Fixed Income Fund G Class	4,042,216	33,307,857
High Income Fund G Class	936,785	8,037,615
Inflation-Adjusted Bond Fund G Class	422,521	4,406,898
Short Duration Fund G Class	149,194	1,453,153
Short Duration Inflation Protection Bond Fund G Class	341,869	3,620,393
		50,825,916
International Equity Funds — 21.2%
Avantis Emerging Markets Equity Fund G Class	231,020	3,948,135
Avantis International Equity Fund G Class	921,240	16,066,426
Emerging Markets Fund G Class	79,766	1,512,356
Focused International Growth Fund G Class	309,833	5,992,164
Global Real Estate Fund G Class	207,861	3,161,560
International Small-Mid Cap Fund G Class	115,581	1,466,723
International Value Fund G Class	370,217	4,801,717
Non-U.S. Intrinsic Value Fund G Class	141,539	1,640,432
		38,589,513
International Fixed Income Funds — 8.6%
Emerging Markets Debt Fund G Class	396,128	3,691,912
Global Bond Fund G Class	1,374,598	11,849,032
		15,540,944
Money Market Funds — 1.9%
U.S. Government Money Market Fund G Class	3,473,499	3,473,499
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $162,620,680)		181,678,807
OTHER ASSETS AND LIABILITIES — 0.0%		(6,852)
TOTAL NET ASSETS — 100.0%		$181,671,955

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
5

Schedule of Investments
JULY 31, 2026

One Choice Blend+ 2040 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 45.3%
Avantis U.S. Equity Fund G Class	915,269	$22,067,145
Avantis U.S. Small Cap Value Fund G Class	121,765	2,616,732
Focused Dynamic Growth Fund G Class	140,219	11,849,875
Focused Large Cap Value Fund G Class	1,614,580	19,229,648
Growth Fund G Class	107,028	6,747,038
Heritage Fund G Class	151,532	4,144,390
Mid Cap Value Fund G Class	268,354	4,553,965
Small Cap Growth Fund G Class	88,121	2,524,662
		73,733,455
International Equity Funds — 25.2%
Avantis Emerging Markets Equity Fund G Class	261,394	4,467,217
Avantis International Equity Fund G Class	924,195	16,117,961
Emerging Markets Fund G Class	163,062	3,091,656
Focused International Growth Fund G Class	295,622	5,717,330
Global Real Estate Fund G Class	224,967	3,421,754
International Small-Mid Cap Fund G Class	159,445	2,023,359
International Value Fund G Class	200,026	2,594,334
Non-U.S. Intrinsic Value Fund G Class	303,651	3,519,313
		40,952,924
Domestic Fixed Income Funds — 21.1%
Avantis Core Fixed Income Fund G Class	2,996,231	24,688,941
High Income Fund G Class	738,734	6,338,339
Inflation-Adjusted Bond Fund G Class	242,159	2,525,715
Short Duration Fund G Class	15,645	152,379
Short Duration Inflation Protection Bond Fund G Class	55,111	583,627
		34,289,001
International Fixed Income Funds — 7.0%
Emerging Markets Debt Fund G Class	345,858	3,223,401
Global Bond Fund G Class	951,227	8,199,575
		11,422,976
Money Market Funds — 1.4%
U.S. Government Money Market Fund G Class	2,364,430	2,364,430
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $140,631,380)		162,762,786
OTHER ASSETS AND LIABILITIES — 0.0%		(6,887)
TOTAL NET ASSETS — 100.0%		$162,755,899

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
6

Schedule of Investments
JULY 31, 2026

One Choice Blend+ 2045 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 49.6%
Avantis U.S. Equity Fund G Class	1,096,237	$26,430,273
Avantis U.S. Small Cap Value Fund G Class	141,195	3,034,290
Focused Dynamic Growth Fund G Class	227,563	19,231,331
Focused Large Cap Value Fund G Class	1,844,032	21,962,424
Growth Fund G Class	34,465	2,172,683
Heritage Fund G Class	185,979	5,086,539
Mid Cap Value Fund G Class	318,916	5,412,000
Small Cap Growth Fund G Class	105,512	3,022,911
		86,352,451
International Equity Funds — 28.3%
Avantis Emerging Markets Equity Fund G Class	272,966	4,664,991
Avantis International Equity Fund G Class	1,071,559	18,687,987
Emerging Markets Fund G Class	281,615	5,339,414
Focused International Growth Fund G Class	349,047	6,750,577
Global Real Estate Fund G Class	274,554	4,175,969
International Small-Mid Cap Fund G Class	212,834	2,700,861
International Value Fund G Class	71,167	923,042
Non-U.S. Intrinsic Value Fund G Class	519,780	6,024,251
		49,267,092
Domestic Fixed Income Funds — 15.6%
Avantis Core Fixed Income Fund G Class	2,438,100	20,089,944
High Income Fund G Class	611,814	5,249,365
Inflation-Adjusted Bond Fund G Class	178,916	1,866,094
		27,205,403
International Fixed Income Funds — 5.4%
Emerging Markets Debt Fund G Class	298,477	2,781,809
Global Bond Fund G Class	757,086	6,526,085
		9,307,894
Money Market Funds — 1.1%
U.S. Government Money Market Fund G Class	1,889,491	1,889,491
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $147,972,871)		174,022,331
OTHER ASSETS AND LIABILITIES — 0.0%		(6,424)
TOTAL NET ASSETS — 100.0%		$174,015,907

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
7

Schedule of Investments
JULY 31, 2026

One Choice Blend+ 2050 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 54.5%
Avantis U.S. Equity Fund G Class	1,054,402	$25,421,629
Avantis U.S. Small Cap Value Fund G Class	134,820	2,897,289
Focused Dynamic Growth Fund G Class	243,465	20,575,236
Focused Large Cap Value Fund G Class	1,785,547	21,265,868
Heritage Fund G Class	176,768	4,834,608
Mid Cap Value Fund G Class	309,591	5,253,767
Small Cap Growth Fund G Class	101,313	2,902,622
		83,151,019
International Equity Funds — 31.1%
Avantis Emerging Markets Equity Fund G Class	220,499	3,768,321
Avantis International Equity Fund G Class	1,038,901	18,118,431
Emerging Markets Fund G Class	302,230	5,730,272
Focused International Growth Fund G Class	330,996	6,401,471
Global Real Estate Fund G Class	263,457	4,007,175
International Small-Mid Cap Fund G Class	200,357	2,542,531
Non-U.S. Intrinsic Value Fund G Class	589,257	6,829,494
		47,397,695
Domestic Fixed Income Funds — 10.2%
Avantis Core Fixed Income Fund G Class	1,407,080	11,594,339
High Income Fund G Class	349,633	2,999,851
Inflation-Adjusted Bond Fund G Class	100,325	1,046,385
		15,640,575
International Fixed Income Funds — 3.5%
Emerging Markets Debt Fund G Class	167,244	1,558,713
Global Bond Fund G Class	433,377	3,735,713
		5,294,426
Money Market Funds — 0.7%
U.S. Government Money Market Fund G Class	1,063,219	1,063,218
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $126,455,045)		152,546,933
OTHER ASSETS AND LIABILITIES — 0.0%		(5,986)
TOTAL NET ASSETS — 100.0%		$152,540,947

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
8

Schedule of Investments
JULY 31, 2026

One Choice Blend+ 2055 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 59.4%
Avantis U.S. Equity Fund G Class	823,498	$19,854,543
Avantis U.S. Small Cap Value Fund G Class	104,407	2,243,714
Focused Dynamic Growth Fund G Class	189,710	16,032,367
Focused Large Cap Value Fund G Class	1,396,966	16,637,862
Heritage Fund G Class	140,253	3,835,924
Mid Cap Value Fund G Class	241,147	4,092,270
Small Cap Growth Fund G Class	77,965	2,233,686
		64,930,366
International Equity Funds — 33.7%
Avantis Emerging Markets Equity Fund G Class	168,203	2,874,589
Avantis International Equity Fund G Class	813,149	14,181,318
Emerging Markets Fund G Class	229,673	4,354,608
Focused International Growth Fund G Class	256,196	4,954,838
Global Real Estate Fund G Class	206,502	3,140,899
International Small-Mid Cap Fund G Class	154,516	1,960,812
Non-U.S. Intrinsic Value Fund G Class	464,238	5,380,513
		36,847,577
Domestic Fixed Income Funds — 4.9%
Avantis Core Fixed Income Fund G Class	491,359	4,048,800
High Income Fund G Class	120,284	1,032,038
Inflation-Adjusted Bond Fund G Class	32,710	341,162
		5,422,000
International Fixed Income Funds — 1.7%
Emerging Markets Debt Fund G Class	56,684	528,295
Global Bond Fund G Class	149,463	1,288,369
		1,816,664
Money Market Funds — 0.3%
U.S. Government Money Market Fund G Class	347,237	347,237
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $89,753,371)		109,363,844
OTHER ASSETS AND LIABILITIES — 0.0%		(4,531)
TOTAL NET ASSETS — 100.0%		$109,359,313

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
9

Schedule of Investments
JULY 31, 2026

One Choice Blend+ 2060 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 60.6%
Avantis U.S. Equity Fund G Class	799,946	$19,286,688
Avantis U.S. Small Cap Value Fund G Class	102,045	2,192,937
Focused Dynamic Growth Fund G Class	188,084	15,895,001
Focused Large Cap Value Fund G Class	1,372,432	16,345,659
Heritage Fund G Class	135,608	3,708,883
Mid Cap Value Fund G Class	236,653	4,016,001
Small Cap Growth Fund G Class	75,986	2,176,998
		63,622,167
International Equity Funds — 34.7%
Avantis Emerging Markets Equity Fund G Class	168,867	2,885,945
Avantis International Equity Fund G Class	798,877	13,932,422
Emerging Markets Fund G Class	231,603	4,391,194
Focused International Growth Fund G Class	253,652	4,905,635
Global Real Estate Fund G Class	201,496	3,064,751
International Small-Mid Cap Fund G Class	153,716	1,950,653
Non-U.S. Intrinsic Value Fund G Class	455,304	5,276,975
		36,407,575
Domestic Fixed Income Funds — 3.4%
Avantis Core Fixed Income Fund G Class	321,367	2,648,066
High Income Fund G Class	78,350	672,241
Inflation-Adjusted Bond Fund G Class	21,606	225,352
		3,545,659
International Fixed Income Funds — 1.1%
Emerging Markets Debt Fund G Class	37,087	345,647
Global Bond Fund G Class	97,614	841,436
		1,187,083
Money Market Funds — 0.2%
U.S. Government Money Market Fund G Class	230,314	230,314
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $87,491,134)		104,992,798
OTHER ASSETS AND LIABILITIES — 0.0%		(4,877)
TOTAL NET ASSETS — 100.0%		$104,987,921

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
10

Schedule of Investments
JULY 31, 2026

One Choice Blend+ 2065 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 60.6%
Avantis U.S. Equity Fund G Class	222,828	$5,372,379
Avantis U.S. Small Cap Value Fund G Class	28,014	602,022
Focused Dynamic Growth Fund G Class	53,407	4,513,411
Focused Large Cap Value Fund G Class	382,812	4,559,292
Heritage Fund G Class	38,284	1,047,054
Mid Cap Value Fund G Class	64,669	1,097,435
Small Cap Growth Fund G Class	20,758	594,726
		17,786,319
International Equity Funds — 34.6%
Avantis Emerging Markets Equity Fund G Class	47,244	807,401
Avantis International Equity Fund G Class	222,360	3,877,957
Emerging Markets Fund G Class	64,120	1,215,714
Focused International Growth Fund G Class	70,994	1,373,032
Global Real Estate Fund G Class	55,105	838,151
International Small-Mid Cap Fund G Class	43,738	555,034
Non-U.S. Intrinsic Value Fund G Class	126,538	1,466,576
		10,133,865
Domestic Fixed Income Funds — 3.4%
Avantis Core Fixed Income Fund G Class	91,074	750,452
High Income Fund G Class	22,325	191,552
Inflation-Adjusted Bond Fund G Class	6,350	66,231
		1,008,235
International Fixed Income Funds — 1.2%
Emerging Markets Debt Fund G Class	10,798	100,641
Global Bond Fund G Class	27,924	240,704
		341,345
Money Market Funds — 0.2%
U.S. Government Money Market Fund G Class	67,680	67,680
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $24,295,042)		29,337,444
OTHER ASSETS AND LIABILITIES — 0.0%		(883)
TOTAL NET ASSETS — 100.0%		$29,336,561

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

11

Schedule of Investments
JULY 31, 2026

One Choice Blend+ 2070 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 60.4%
Avantis U.S. Equity Fund G Class	8,574	$206,717
Avantis U.S. Small Cap Value Fund G Class	1,072	23,046
Focused Dynamic Growth Fund G Class	2,031	171,607
Focused Large Cap Value Fund G Class	14,738	175,533
Heritage Fund G Class	1,475	40,352
Mid Cap Value Fund G Class	2,439	41,394
Small Cap Growth Fund G Class	799	22,891
		681,540
International Equity Funds — 34.7%
Avantis Emerging Markets Equity Fund G Class	1,857	31,738
Avantis International Equity Fund G Class	8,565	149,379
Emerging Markets Fund G Class	2,529	47,940
Focused International Growth Fund G Class	2,761	53,401
Global Real Estate Fund G Class	2,079	31,628
International Small-Mid Cap Fund G Class	1,709	21,688
Non-U.S. Intrinsic Value Fund G Class	4,774	55,325
		391,099
Domestic Fixed Income Funds — 3.5%
Avantis Core Fixed Income Fund G Class	3,509	28,915
High Income Fund G Class	886	7,600
Inflation-Adjusted Bond Fund G Class	267	2,786
		39,301
International Fixed Income Funds — 1.2%
Emerging Markets Debt Fund G Class	440	4,104
Global Bond Fund G Class	1,099	9,475
		13,579
Money Market Funds — 0.2%
U.S. Government Money Market Fund G Class	2,805	2,805
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,083,283)		1,128,324
OTHER ASSETS AND LIABILITIES — 0.0%		(39)
TOTAL NET ASSETS — 100.0%		$1,128,285

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
12

Statements of Assets and Liabilities

JULY 31, 2026
	One Choice Blend+ In Retirement Portfolio	One Choice Blend+ 2025 Portfolio
Assets
Investment securities - affiliated, at value	$78,130,475	$78,592,631
Receivable for investments sold	172,704	581,341
Receivable for capital shares sold	117,178	15,329
Distributions receivable from underlying funds	125,631	120,030
	78,545,988	79,309,331

Liabilities
Payable for investments purchased	125,631	120,030
Payable for capital shares redeemed	244,038	546,057
Accrued management fees	30,694	32,876
Distribution and service fees payable	18,122	20,978
	418,485	719,941

Net Assets	$78,127,503	$78,589,390

Net Assets Consist of:
Capital (par value and paid-in surplus)	$72,143,387	$68,975,362
Distributable earnings (loss)	5,984,116	9,614,028
	$78,127,503	$78,589,390

Investment securities - affiliated, at cost	$73,421,321	$71,357,499

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice Blend+ In Retirement Portfolio
Investor Class, $0.01 Par Value	$5,510,899	502,171	$10.97
I Class, $0.01 Par Value	$419,371	38,182	$10.98
A Class, $0.01 Par Value	$28,674	2,618	$10.95
Maximum Offering Price Per Share (Net asset value divide by 0.9425)			$11.62
R Class, $0.01 Par Value	$40,119,576	3,666,883	$10.94
R6 Class, $0.01 Par Value	$32,048,983	2,914,127	$11.00
One Choice Blend+ 2025 Portfolio
Investor Class, $0.01 Par Value	$5,120,355	458,966	$11.16
I Class, $0.01 Par Value	$7,733	693	$11.16
A Class, $0.01 Par Value	$50,054	4,494	$11.14
Maximum Offering Price Per Share (Net asset value divide by 0.9425)			$11.82
R Class, $0.01 Par Value	$45,513,948	4,092,359	$11.12
R6 Class, $0.01 Par Value	$27,897,300	2,496,166	$11.18
Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class. The A Class may incur an initial sales charge and may be subject to a contingent deferred sales charge.

See Notes to Financial Statements.
13

Statements of Assets and Liabilities

JULY 31, 2026
	One Choice Blend+ 2030 Portfolio	One Choice Blend+ 2035 Portfolio
Assets
Investment securities - affiliated, at value	$151,654,856	$181,678,807
Receivable for investments sold	638,673	615,887
Receivable for capital shares sold	36,748	40,332
Distributions receivable from underlying funds	200,214	201,711
	152,530,491	182,536,737

Liabilities
Payable for investments purchased	200,214	201,711
Payable for capital shares redeemed	584,453	550,966
Accrued management fees	60,555	70,169
Distribution and service fees payable	36,310	41,936
	881,532	864,782

Net Assets	$151,648,959	$181,671,955

Net Assets Consist of:
Capital (par value and paid-in surplus)	$132,604,014	$159,424,974
Distributable earnings (loss)	19,044,945	22,246,981
	$151,648,959	$181,671,955

Investment securities - affiliated, at cost	$136,264,096	$162,620,680

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice Blend+ 2030 Portfolio
Investor Class, $0.01 Par Value	$11,413,477	981,478	$11.63
I Class, $0.01 Par Value	$6,838	587	$11.65
A Class, $0.01 Par Value	$25,398	2,186	$11.62
Maximum Offering Price Per Share (Net asset value divide by 0.9425)			$12.33
R Class, $0.01 Par Value	$80,205,467	6,911,258	$11.61
R6 Class, $0.01 Par Value	$59,997,779	5,146,481	$11.66
One Choice Blend+ 2035 Portfolio
Investor Class, $0.01 Par Value	$11,349,854	936,626	$12.12
I Class, $0.01 Par Value	$225,183	18,564	$12.13
A Class, $0.01 Par Value	$515,885	42,610	$12.11
Maximum Offering Price Per Share (Net asset value divide by 0.9425)			$12.85
R Class, $0.01 Par Value	$92,420,460	7,651,864	$12.08
R6 Class, $0.01 Par Value	$77,160,573	6,353,424	$12.14
Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class. The A Class may incur an initial sales charge and may be subject to a contingent deferred sales charge.

See Notes to Financial Statements.
14

Statements of Assets and Liabilities

JULY 31, 2026
	One Choice Blend+ 2040 Portfolio	One Choice Blend+ 2045 Portfolio
Assets
Investment securities - affiliated, at value	$162,762,786	$174,022,331
Receivable for investments sold	493,579	901,665
Receivable for capital shares sold	29,889	34,302
Distributions receivable from underlying funds	149,111	121,082
	163,435,365	175,079,380

Liabilities
Payable for investments purchased	149,111	121,082
Payable for capital shares redeemed	417,133	837,170
Accrued management fees	68,491	66,577
Distribution and service fees payable	44,731	38,644
	679,466	1,063,473

Net Assets	$162,755,899	$174,015,907

Net Assets Consist of:
Capital (par value and paid-in surplus)	$136,718,694	$144,889,917
Distributable earnings (loss)	26,037,205	29,125,990
	$162,755,899	$174,015,907

Investment securities - affiliated, at cost	$140,631,380	$147,972,871

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice Blend+ 2040 Portfolio
Investor Class, $0.01 Par Value	$10,726,678	855,469	$12.54
I Class, $0.01 Par Value	$21,893	1,744	$12.55
A Class, $0.01 Par Value	$506,489	40,452	$12.52
Maximum Offering Price Per Share (Net asset value divide by 0.9425)			$13.28
R Class, $0.01 Par Value	$98,934,803	7,912,818	$12.50
R6 Class, $0.01 Par Value	$52,566,036	4,182,304	$12.57
One Choice Blend+ 2045 Portfolio
Investor Class, $0.01 Par Value	$10,427,474	805,128	$12.95
I Class, $0.01 Par Value	$78,479	6,055	$12.96
A Class, $0.01 Par Value	$752,527	58,195	$12.93
Maximum Offering Price Per Share (Net asset value divide by 0.9425)			$13.72
R Class, $0.01 Par Value	$85,405,943	6,615,550	$12.91
R6 Class, $0.01 Par Value	$77,351,484	5,962,295	$12.97
Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class. The A Class may incur an initial sales charge and may be subject to a contingent deferred sales charge.

See Notes to Financial Statements.
15

Statements of Assets and Liabilities

JULY 31, 2026
	One Choice Blend+ 2050 Portfolio	One Choice Blend+ 2055 Portfolio
Assets
Investment securities - affiliated, at value	$152,546,933	$109,363,844
Receivable for investments sold	706,076	591,286
Receivable for capital shares sold	64,309	62,648
Distributions receivable from underlying funds	69,818	24,228
	153,387,136	110,042,006

Liabilities
Payable for investments purchased	69,818	24,228
Payable for capital shares redeemed	678,022	583,886
Accrued management fees	60,175	45,089
Distribution and service fees payable	38,174	29,490
	846,189	682,693

Net Assets	$152,540,947	$109,359,313

Net Assets Consist of:
Capital (par value and paid-in surplus)	$123,292,816	$87,368,796
Distributable earnings (loss)	29,248,131	21,990,517
	$152,540,947	$109,359,313

Investment securities - affiliated, at cost	$126,455,045	$89,753,371

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice Blend+ 2050 Portfolio
Investor Class, $0.01 Par Value	$5,358,736	396,101	$13.53
I Class, $0.01 Par Value	$41,756	3,083	$13.54
A Class, $0.01 Par Value	$524,406	38,807	$13.51
Maximum Offering Price Per Share (Net asset value divide by 0.9425)			$14.33
R Class, $0.01 Par Value	$84,324,668	6,251,312	$13.49
R6 Class, $0.01 Par Value	$62,291,381	4,595,093	$13.56
One Choice Blend+ 2055 Portfolio
Investor Class, $0.01 Par Value	$5,069,961	364,288	$13.92
I Class, $0.01 Par Value	$582,632	41,810	$13.94
A Class, $0.01 Par Value	$377,301	27,157	$13.89
Maximum Offering Price Per Share (Net asset value divide by 0.9425)			$14.74
R Class, $0.01 Par Value	$64,936,439	4,680,846	$13.87
R6 Class, $0.01 Par Value	$38,392,980	2,750,568	$13.96
Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class. The A Class may incur an initial sales charge and may be subject to a contingent deferred sales charge.

See Notes to Financial Statements.
16

Statements of Assets and Liabilities

JULY 31, 2026
	One Choice Blend+ 2060 Portfolio	One Choice Blend+ 2065 Portfolio
Assets
Investment securities - affiliated, at value	$104,992,798	$29,337,444
Receivable for investments sold	480,201	—
Receivable for capital shares sold	97,749	63,422
Distributions receivable from underlying funds	15,840	4,466
	105,586,588	29,405,332

Liabilities
Payable for investments purchased	15,840	41,991
Payable for capital shares redeemed	502,976	12,408
Accrued management fees	47,175	11,258
Distribution and service fees payable	32,676	3,114
	598,667	68,771

Net Assets	$104,987,921	$29,336,561

Net Assets Consist of:
Capital (par value and paid-in surplus)	$84,891,476	$23,870,806
Distributable earnings (loss)	20,096,445	5,465,755
	$104,987,921	$29,336,561

Investment securities - affiliated, at cost	$87,491,134	$24,295,042

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice Blend+ 2060 Portfolio
Investor Class, $0.01 Par Value	$8,168,107	576,248	$14.17
I Class, $0.01 Par Value	$23,905	1,685	$14.19
A Class, $0.01 Par Value	$277,320	19,600	$14.15
Maximum Offering Price Per Share (Net asset value divide by 0.9425)			$15.01
R Class, $0.01 Par Value	$72,602,829	5,141,943	$14.12
R6 Class, $0.01 Par Value	$23,915,760	1,684,669	$14.20
One Choice Blend+ 2065 Portfolio
Investor Class, $0.01 Par Value	$9,098,613	637,579	$14.27
I Class, $0.01 Par Value	$53,021	3,713	$14.28
A Class, $0.01 Par Value	$1,116,804	78,417	$14.24
Maximum Offering Price Per Share (Net asset value divide by 0.9425)			$15.11
R Class, $0.01 Par Value	$6,582,415	463,016	$14.22
R6 Class, $0.01 Par Value	$12,485,708	873,578	$14.29
Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class. The A Class may incur an initial sales charge and may be subject to a contingent deferred sales charge.

See Notes to Financial Statements.

17

Statements of Assets and Liabilities

JULY 31, 2026
One Choice Blend+ 2070 Portfolio
Assets
Investment securities - affiliated, at value	$1,128,324
Receivable for capital shares sold	3,000
Distributions receivable from underlying funds	165
1,131,489

Liabilities
Payable for investments purchased	2,609
Accrued management fees	538
Distribution and service fees payable	57
3,204

Net Assets	$1,128,285

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,078,378
Distributable earnings (loss)	49,907
$1,128,285

Investment securities - affiliated, at cost	$1,083,283

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice Blend+ 2070 Portfolio
Investor Class, $0.01 Par Value	$862,312	78,121	$11.04
I Class, $0.01 Par Value	$28,162	2,549	$11.05
A Class, $0.01 Par Value	$117,910	10,699	$11.02
Maximum Offering Price Per Share (Net asset value divide by 0.9425)			$11.69
R Class, $0.01 Par Value	$89,561	8,137	$11.01
R6 Class, $0.01 Par Value	$30,340	2,743	$11.06
Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class. The A Class may incur an initial sales charge and may be subject to a contingent deferred sales charge.

See Notes to Financial Statements.

18

Statements of Operations

YEAR ENDED JULY 31, 2026
	One Choice Blend+ In Retirement Portfolio	One Choice Blend+ 2025 Portfolio
Investment Income (Loss)
Income:
Income distributions from underlying funds	$2,545,253	$3,020,514
Interest	207	10
	2,545,460	3,020,524

Expenses:
Management fees	309,065	363,518
Distribution and service fees:
A Class	63	112
R Class	193,906	229,434
Directors' fees and expenses	2,195	2,554
	505,229	595,618

Net investment income (loss)	2,040,231	2,424,906

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	110,393	809,474
Capital gain distributions received from underlying funds	1,459,633	2,143,824
	1,570,026	2,953,298

Change in net unrealized appreciation (depreciation) on investments in underlying funds	2,207,666	2,677,412

Net realized and unrealized gain (loss) on affiliates	3,777,692	5,630,710

Net Increase (Decrease) in Net Assets Resulting from Operations	$5,817,923	$8,055,616

See Notes to Financial Statements.

19

Statements of Operations

YEAR ENDED JULY 31, 2026
	One Choice Blend+ 2030 Portfolio	One Choice Blend+ 2035 Portfolio
Investment Income (Loss)
Income:
Income distributions from underlying funds	$4,853,799	$4,879,183
Interest	28	140
	4,853,827	4,879,323

Expenses:
Management fees	611,443	672,950
Distribution and service fees:
A Class	154	805
R Class	370,092	415,585
Directors' fees and expenses	4,383	4,742
	986,072	1,094,082

Net investment income (loss)	3,867,755	3,785,241

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	743,393	860,445
Capital gain distributions received from underlying funds	3,942,051	4,129,465
	4,685,444	4,989,910

Change in net unrealized appreciation (depreciation) on investments in underlying funds	6,871,763	9,735,490

Net realized and unrealized gain (loss) on affiliates	11,557,207	14,725,400

Net Increase (Decrease) in Net Assets Resulting from Operations	$15,424,962	$18,510,641

See Notes to Financial Statements.

20

Statements of Operations

YEAR ENDED JULY 31, 2026
	One Choice Blend+ 2040 Portfolio	One Choice Blend+ 2045 Portfolio
Investment Income (Loss)
Income:
Income distributions from underlying funds	$4,556,885	$4,153,282
Interest	28	80
	4,556,913	4,153,362

Expenses:
Management fees	686,487	627,243
Distribution and service fees:
A Class	1,021	1,736
R Class	449,626	372,714
Directors' fees and expenses	4,637	4,606
	1,141,771	1,006,299

Net investment income (loss)	3,415,142	3,147,063

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	1,184,851	1,054,377
Capital gain distributions received from underlying funds	4,242,989	4,107,195
	5,427,840	5,161,572

Change in net unrealized appreciation (depreciation) on investments in underlying funds	11,798,460	13,497,236

Net realized and unrealized gain (loss) on affiliates	17,226,300	18,658,808

Net Increase (Decrease) in Net Assets Resulting from Operations	$20,641,442	$21,805,871

See Notes to Financial Statements.

21

Statements of Operations

YEAR ENDED JULY 31, 2026
	One Choice Blend+ 2050 Portfolio	One Choice Blend+ 2055 Portfolio
Investment Income (Loss)
Income:
Income distributions from underlying funds	$3,550,316	$2,371,756
Interest	39	3
	3,550,355	2,371,759

Expenses:
Management fees	580,804	436,023
Distribution and service fees:
A Class	994	595
R Class	369,276	286,437
Directors' fees and expenses	4,166	3,004
	955,240	726,059

Net investment income (loss)	2,595,115	1,645,700

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	1,012,674	820,676
Capital gain distributions received from underlying funds	4,110,351	3,256,804
	5,123,025	4,077,480

Change in net unrealized appreciation (depreciation) on investments in underlying funds	13,951,312	11,127,051

Net realized and unrealized gain (loss) on affiliates	19,074,337	15,204,531

Net Increase (Decrease) in Net Assets Resulting from Operations	$21,669,452	$16,850,231

See Notes to Financial Statements.

22

Statements of Operations

YEAR ENDED JULY 31, 2026
	One Choice Blend+ 2060 Portfolio	One Choice Blend+ 2065 Portfolio
Investment Income (Loss)
Income:
Income distributions from underlying funds	$2,198,837	$462,535
Interest	19	93
	2,198,856	462,628

Expenses:
Management fees	452,417	86,876
Distribution and service fees:
A Class	467	1,893
R Class	315,058	17,799
Directors' fees and expenses	2,842	657
	770,784	107,225

Net investment income (loss)	1,428,072	355,403

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	749,093	62,431
Capital gain distributions received from underlying funds	3,124,442	635,551
	3,873,535	697,982

Change in net unrealized appreciation (depreciation) on investments in underlying funds	10,769,410	2,600,588

Net realized and unrealized gain (loss) on affiliates	14,642,945	3,298,570

Net Increase (Decrease) in Net Assets Resulting from Operations	$16,071,017	$3,653,973

See Notes to Financial Statements.

23

Statements of Operations

PERIOD ENDED JULY 31, 2026
One Choice Blend+ 2070 Portfolio(1)
Investment Income (Loss)
Income:
Income distributions from underlying funds	$6,096

Expenses:
Management fees	2,266
Distribution and service fees:
A Class	74
R Class	216
Directors' fees and expenses	12
Other expenses	24
2,592

Net investment income (loss)	3,504

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	(1,543)
Capital gain distributions received from underlying funds	6,820
5,277

Change in net unrealized appreciation (depreciation) on investments in underlying funds	45,041

Net realized and unrealized gain (loss) on affiliates	50,318

Net Increase (Decrease) in Net Assets Resulting from Operations	$53,822
(1)December 1, 2025 (fund inception) through July 31, 2026.

See Notes to Financial Statements.

24

Statements of Changes in Net Assets

YEARS ENDED JULY 31, 2026 AND JULY 31, 2025
	One Choice Blend+ In Retirement Portfolio		One Choice Blend+ 2025 Portfolio
Increase (Decrease) in Net Assets	July 31, 2026	July 31, 2025	July 31, 2026	July 31, 2025
Operations
Net investment income (loss)	$2,040,231	$699,913	$2,424,906	$1,223,036
Net realized gain (loss)	1,570,026	499,407	2,953,298	1,239,523
Change in net unrealized appreciation (depreciation)	2,207,666	848,121	2,677,412	1,422,996
Net increase (decrease) in net assets resulting from operations	5,817,923	2,047,441	8,055,616	3,885,555

Distributions to Shareholders
From earnings:
Investor Class	(107,946)	(61,668)	(217,609)	(130,612)
I Class	(12,861)	(674)	(341)	(220)
A Class	(717)	(543)	(1,991)	(1,049)
R Class	(992,722)	(639)	(1,814,692)	(6,331)
R6 Class	(595,970)	(818,087)	(1,507,738)	(1,087,376)
Decrease in net assets from distributions	(1,710,216)	(881,611)	(3,542,371)	(1,225,588)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	20,201,730	36,642,728	(2,036,638)	41,707,222

Net increase (decrease) in net assets	24,309,437	37,808,558	2,476,607	44,367,189

Net Assets
Beginning of period	53,818,066	16,009,508	76,112,783	31,745,594
End of period	$78,127,503	$53,818,066	$78,589,390	$76,112,783

See Notes to Financial Statements.

25

Statements of Changes in Net Assets

YEARS ENDED JULY 31, 2026 AND JULY 31, 2025
	One Choice Blend+ 2030 Portfolio		One Choice Blend+ 2035 Portfolio
Increase (Decrease) in Net Assets	July 31, 2026	July 31, 2025	July 31, 2026	July 31, 2025
Operations
Net investment income (loss)	$3,867,755	$1,897,368	$3,785,241	$1,603,931
Net realized gain (loss)	4,685,444	1,124,295	4,989,910	866,602
Change in net unrealized appreciation (depreciation)	6,871,763	3,486,805	9,735,490	4,358,956
Net increase (decrease) in net assets resulting from operations	15,424,962	6,508,468	18,510,641	6,829,489

Distributions to Shareholders
From earnings:
Investor Class	(362,490)	(211,889)	(371,510)	(234,518)
I Class	(271)	(180)	(1,530)	(1,027)
A Class	(5,991)	(412)	(10,279)	(5,920)
R Class	(2,523,544)	(6,988)	(2,641,376)	(4,612)
R6 Class	(2,231,356)	(1,514,431)	(1,860,406)	(1,149,113)
Decrease in net assets from distributions	(5,123,652)	(1,733,900)	(4,885,101)	(1,395,190)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	16,079,016	68,907,054	45,144,703	70,607,731

Net increase (decrease) in net assets	26,380,326	73,681,622	58,770,243	76,042,030

Net Assets
Beginning of period	125,268,633	51,587,011	122,901,712	46,859,682
End of period	$151,648,959	$125,268,633	$181,671,955	$122,901,712

See Notes to Financial Statements.

26

Statements of Changes in Net Assets

YEARS ENDED JULY 31, 2026 AND JULY 31, 2025
	One Choice Blend+ 2040 Portfolio		One Choice Blend+ 2045 Portfolio
Increase (Decrease) in Net Assets	July 31, 2026	July 31, 2025	July 31, 2026	July 31, 2025
Operations
Net investment income (loss)	$3,415,142	$1,307,899	$3,147,063	$1,348,900
Net realized gain (loss)	5,427,840	839,457	5,161,572	1,259,772
Change in net unrealized appreciation (depreciation)	11,798,460	5,060,318	13,497,236	5,562,216
Net increase (decrease) in net assets resulting from operations	20,641,442	7,207,674	21,805,871	8,170,888

Distributions to Shareholders
From earnings:
Investor Class	(316,443)	(212,514)	(285,299)	(214,989)
I Class	(971)	(327)	(832)	(740)
A Class	(12,695)	(4,883)	(23,931)	(5,906)
R Class	(2,696,001)	(16,524)	(2,353,615)	(20,073)
R6 Class	(1,696,078)	(1,441,592)	(2,129,294)	(1,929,464)
Decrease in net assets from distributions	(4,722,188)	(1,675,840)	(4,792,971)	(2,171,172)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	20,695,082	78,193,473	38,670,066	63,043,692

Net increase (decrease) in net assets	36,614,336	83,725,307	55,682,966	69,043,408

Net Assets
Beginning of period	126,141,563	42,416,256	118,332,941	49,289,533
End of period	$162,755,899	$126,141,563	$174,015,907	$118,332,941

See Notes to Financial Statements.

27

Statements of Changes in Net Assets

YEARS ENDED JULY 31, 2026 AND JULY 31, 2025
	One Choice Blend+ 2050 Portfolio		One Choice Blend+ 2055 Portfolio
Increase (Decrease) in Net Assets	July 31, 2026	July 31, 2025	July 31, 2026	July 31, 2025
Operations
Net investment income (loss)	$2,595,115	$1,092,141	$1,645,700	$615,790
Net realized gain (loss)	5,123,025	762,821	4,077,480	673,754
Change in net unrealized appreciation (depreciation)	13,951,312	5,988,839	11,127,051	4,342,143
Net increase (decrease) in net assets resulting from operations	21,669,452	7,843,801	16,850,231	5,631,687

Distributions to Shareholders
From earnings:
Investor Class	(178,379)	(111,201)	(156,964)	(74,550)
I Class	(1,689)	(723)	(677)	(193)
A Class	(12,462)	(5,871)	(5,896)	(1,827)
R Class	(2,264,361)	(10,938)	(1,707,976)	(10,531)
R6 Class	(1,951,344)	(1,359,407)	(1,196,904)	(809,623)
Decrease in net assets from distributions	(4,408,235)	(1,488,140)	(3,068,417)	(896,724)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	23,350,700	63,575,109	15,243,379	48,709,431

Net increase (decrease) in net assets	40,611,917	69,930,770	29,025,193	53,444,394

Net Assets
Beginning of period	111,929,030	41,998,260	80,334,120	26,889,726
End of period	$152,540,947	$111,929,030	$109,359,313	$80,334,120

See Notes to Financial Statements.

28

Statements of Changes in Net Assets

YEARS ENDED JULY 31, 2026 AND JULY 31, 2025
	One Choice Blend+ 2060 Portfolio		One Choice Blend+ 2065 Portfolio
Increase (Decrease) in Net Assets	July 31, 2026	July 31, 2025	July 31, 2026	July 31, 2025
Operations
Net investment income (loss)	$1,428,072	$429,427	$355,403	$200,130
Net realized gain (loss)	3,873,535	328,353	697,982	160,672
Change in net unrealized appreciation (depreciation)	10,769,410	3,884,812	2,600,588	1,153,234
Net increase (decrease) in net assets resulting from operations	16,071,017	4,642,592	3,653,973	1,514,036

Distributions to Shareholders
From earnings:
Investor Class	(221,191)	(117,986)	(168,105)	(78,507)
I Class	(2,738)	(743)	(697)	(205)
A Class	(5,728)	(911)	(19,317)	(3,282)
R Class	(1,696,994)	(7,284)	(55,564)	(12,346)
R6 Class	(645,676)	(507,002)	(267,745)	(112,892)
Decrease in net assets from distributions	(2,572,327)	(633,926)	(511,428)	(207,232)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	16,416,008	53,214,740	12,229,005	4,036,354

Net increase (decrease) in net assets	29,914,698	57,223,406	15,371,550	5,343,158

Net Assets
Beginning of period	75,073,223	17,849,817	13,965,011	8,621,853
End of period	$104,987,921	$75,073,223	$29,336,561	$13,965,011

See Notes to Financial Statements.

29

Statements of Changes in Net Assets

PERIOD ENDED JULY 31, 2026
Increase (Decrease) in Net Assets	One Choice Blend+ 2070 Portfolio(1)
Operations
Net investment income (loss)	$3,504
Net realized gain (loss)	5,277
Change in net unrealized appreciation (depreciation)	45,041
Net increase (decrease) in net assets resulting from operations	53,822

Distributions to Shareholders
From earnings:
Investor Class	(1,535)
I Class	(483)
A Class	(473)
R Class	(1,024)
R6 Class	(486)
Decrease in net assets from distributions	(4,001)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	1,078,464

Net increase (decrease) in net assets	1,128,285

Net Assets
End of period	$1,128,285
(1)December 1, 2025 (fund inception) through July 31, 2026.

See Notes to Financial Statements.

30

Notes to Financial Statements

JULY 31, 2026

1. Organization

American Century Asset Allocation Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Each fund operates as a fund of funds, meaning that it seeks to achieve its objective by investing in other mutual funds advised by American Century Investments (the underlying funds) that represent a variety of asset classes and investment styles. Additional information and attributes of each underlying fund are available at americancentury.com or avantisinvestors.com. The financial statements herein relate to the following funds and the respective share classes offered by the corporation.

One Choice Blend+ In Retirement Portfolio	Investor, I, A, R, R6
One Choice Blend+ 2025 Portfolio	Investor, I, A, R, R6
One Choice Blend+ 2030 Portfolio	Investor, I, A, R, R6
One Choice Blend+ 2035 Portfolio	Investor, I, A, R, R6
One Choice Blend+ 2040 Portfolio	Investor, I, A, R, R6
One Choice Blend+ 2045 Portfolio	Investor, I, A, R, R6
One Choice Blend+ 2050 Portfolio	Investor, I, A, R, R6
One Choice Blend+ 2055 Portfolio	Investor, I, A, R, R6
One Choice Blend+ 2060 Portfolio	Investor, I, A, R, R6
One Choice Blend+ 2065 Portfolio	Investor, I, A, R, R6
One Choice Blend+ 2070 Portfolio	Investor, I, A, R, R6
All classes of One Choice Blend+ 2070 Portfolio commenced sale on December 1, 2025, the fund's inception date.

Each fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund's portfolio management team. The President of the funds serves as the chief operating decision maker (CODM). A fund's income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — Each fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of a fund’s investments is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Open-end management investment companies are valued at the reported NAV per share.

Fair Value Measurements — The investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by a fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the funds' investment securities were classified as Level 1. The Schedule of Investments provides additional information on a fund's portfolio holdings.

31

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Income and capital gain distributions, if any, from the underlying funds are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, from the underlying funds are a component of net realized gain (loss). Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. A fund files U.S. federal, state, local and non-U.S. tax returns as applicable. A fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of a fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of a fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date in a manner consistent with provisions of the 1940 Act. A fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization). Distributions from net investment income and net realized gains, if any, are generally declared and paid annually.

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to a fund. In addition, in the normal course of business, a fund may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM serves as the investment advisor for the underlying funds.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides each fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating a fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on the daily net assets of each class and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund’s assets, which do not vary by class.

The annual management fee for each class of each fund is as follows:

Investor, A, and R Classes	I Class	R6 Class
0.58%	0.38%	0.23%

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended July 31, 2026 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the funds. The directors receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Related Party Ownership — A related party, including other funds advised by American Century Investments, may own outstanding shares of a fund. Related parties do not invest in a fund for the purpose of exercising management or control. As of period end, related parties with ownership of 5% or more of the outstanding shares of a fund are as follows:

	Related Party	% of Outstanding Shares
One Choice Blend+ 2070 Portfolio	American Century Investment Management, Inc. (ACIM)	12%
32

4. Investment Transactions

Investment transactions for the period ended July 31, 2026 were as follows:

	One Choice Blend+ In Retirement Portfolio	One Choice Blend+ 2025 Portfolio	One Choice Blend+ 2030 Portfolio	One Choice Blend+ 2035 Portfolio	One Choice Blend+ 2040 Portfolio
Purchases	$42,795,415	$19,866,275	$52,546,474	$72,667,863	$44,730,788
Sales	$20,801,065	$20,873,313	$33,775,407	$24,486,703	$21,092,876

	One Choice Blend+ 2045 Portfolio	One Choice Blend+ 2050 Portfolio	One Choice Blend+ 2055 Portfolio	One Choice Blend+ 2060 Portfolio	One Choice Blend+ 2065 Portfolio	One Choice Blend+ 2070 Portfolio(1)
Purchases	$64,740,176	$45,043,442	$31,811,209	$31,623,763	$14,982,367	$1,377,389
Sales	$23,602,399	$19,389,525	$14,729,212	$13,222,691	$2,272,953	$292,563
(1)December 1, 2025 (fund inception) through July 31, 2026.

5. Capital Share Transactions

The corporation is authorized to issue 6,000,000,000 shares. Transactions in shares of the funds were as follows:

	Year ended July 31, 2026		Year ended July 31, 2025
	Shares	Amount	Shares	Amount
One Choice Blend+ In Retirement Portfolio
Investor Class
Sold	384,732	$4,126,160	126,203	$1,291,745
Issued in connection with reorganization (Note 8)	—	—	82,364	783,228
Issued in reinvestment of distributions	9,578	100,285	5,077	48,893
Redeemed	(145,868)	(1,548,515)	(34,542)	(351,445)
	248,442	2,677,930	179,102	1,772,421
I Class
Sold	6,016	63,768	8	92
Issued in connection with reorganization (Note 8)	—	—	36,006	342,529
Issued in reinvestment of distributions	1,228	12,861	70	673
Redeemed	(6,333)	(68,575)	—	—
	911	8,054	36,084	343,294
A Class
Sold	1,683	18,001	136	1,371
Issued in connection with reorganization (Note 8)	—	—	558	5,309
Issued in reinvestment of distributions	69	717	56	543
Redeemed	(951)	(10,198)	—	—
	801	8,520	750	7,223
R Class
Sold	481,945	5,151,649	3,601,456	36,277,102
Issued in connection with reorganization (Note 8)	—	—	948	9,020
Issued in reinvestment of distributions	94,816	992,722	66	639
Redeemed	(461,079)	(4,929,270)	(52,593)	(537,226)
	115,682	1,215,101	3,549,877	35,749,535
R6 Class
Sold	2,656,462	28,568,450	369,876	3,727,212
Issued in connection with reorganization (Note 8)	—	—	141,381	1,344,979
Issued in reinvestment of distributions	56,922	595,970	84,671	818,087
Redeemed	(1,190,834)	(12,872,295)	(708,493)	(7,120,023)
	1,522,550	16,292,125	(112,565)	(1,229,745)
Net increase (decrease)	1,888,386	$20,201,730	3,653,248	$36,642,728

33

	Year ended July 31, 2026		Year ended July 31, 2025
	Shares	Amount	Shares	Amount
One Choice Blend+ 2025 Portfolio
Investor Class
Sold	109,129	$1,184,886	180,596	$1,814,499
Issued in reinvestment of distributions	20,497	217,065	13,260	130,612
Redeemed	(85,767)	(934,729)	(183,580)	(1,877,327)
	43,859	467,222	10,276	67,784
I Class
Sold	2	15	93	950
Issued in reinvestment of distributions	32	341	22	220
	34	356	115	1,170
A Class
Sold	1,273	13,967	224	2,455
Issued in reinvestment of distributions	188	1,991	107	1,049
Redeemed	—	—	(225)	(2,517)
	1,461	15,958	106	987
R Class
Sold	545,663	5,913,222	4,261,899	43,816,239
Issued in reinvestment of distributions	171,359	1,814,692	643	6,330
Redeemed	(729,961)	(7,933,966)	(166,070)	(1,736,357)
	(12,939)	(206,052)	4,096,472	42,086,212
R6 Class
Sold	437,888	4,797,031	1,393,123	14,117,281
Issued in reinvestment of distributions	142,374	1,507,738	110,506	1,087,376
Redeemed	(794,564)	(8,618,891)	(1,522,362)	(15,653,588)
	(214,302)	(2,314,122)	(18,733)	(448,931)
Net increase (decrease)	(181,887)	$(2,036,638)	4,088,236	$41,707,222

34

	Year ended July 31, 2026		Year ended July 31, 2025
	Shares	Amount	Shares	Amount
One Choice Blend+ 2030 Portfolio
Investor Class
Sold	451,318	$5,083,868	312,767	$3,248,138
Issued in reinvestment of distributions	32,872	359,625	21,083	211,889
Redeemed	(209,021)	(2,372,438)	(212,159)	(2,191,454)
	275,169	3,071,055	121,691	1,268,573
I Class
Issued in reinvestment of distributions	25	271	18	180
A Class
Sold	13,351	150,714	897	9,254
Issued in reinvestment of distributions	547	5,991	41	412
Redeemed	(13,742)	(153,234)	(2)	(25)
	156	3,471	936	9,641
R Class
Sold	1,387,122	15,621,414	6,320,873	66,454,664
Issued in reinvestment of distributions	230,250	2,523,544	695	6,988
Redeemed	(923,626)	(10,417,057)	(125,166)	(1,328,087)
	693,746	7,727,901	6,196,402	65,133,565
R6 Class
Sold	1,887,770	21,415,430	1,201,980	12,418,730
Issued in reinvestment of distributions	203,777	2,231,356	150,690	1,514,431
Redeemed	(1,638,310)	(18,370,468)	(1,104,479)	(11,438,066)
	453,237	5,276,318	248,191	2,495,095
Net increase (decrease)	1,422,333	$16,079,016	6,567,238	$68,907,054

35

	Year ended July 31, 2026		Year ended July 31, 2025
	Shares	Amount	Shares	Amount
One Choice Blend+ 2035 Portfolio
Investor Class
Sold	222,287	$2,594,596	489,018	$5,170,405
Issued in reinvestment of distributions	32,877	371,510	22,925	234,518
Redeemed	(129,027)	(1,487,930)	(486,552)	(5,107,923)
	126,137	1,478,176	25,391	297,000
I Class
Sold	15,174	174,192	353	3,650
Issued in reinvestment of distributions	135	1,530	100	1,027
Redeemed	—	—	(362)	(3,428)
	15,309	175,722	91	1,249
A Class
Sold	21,518	259,121	25,527	267,303
Issued in reinvestment of distributions	910	10,279	578	5,920
Redeemed	(15,772)	(177,719)	(2,885)	(29,873)
	6,656	91,681	23,220	243,350
R Class
Sold	1,651,027	19,331,431	6,821,833	73,081,490
Issued in reinvestment of distributions	233,957	2,641,376	451	4,612
Redeemed	(925,460)	(10,789,161)	(158,794)	(1,718,353)
	959,524	11,183,646	6,663,490	71,367,749
R6 Class
Sold	3,493,858	41,113,660	1,594,501	16,835,180
Issued in reinvestment of distributions	164,784	1,860,406	112,328	1,149,113
Redeemed	(919,178)	(10,758,588)	(1,813,454)	(19,285,910)
	2,739,464	32,215,478	(106,625)	(1,301,617)
Net increase (decrease)	3,847,090	$45,144,703	6,605,567	$70,607,731
36

	Year ended July 31, 2026		Year ended July 31, 2025
	Shares	Amount	Shares	Amount
One Choice Blend+ 2040 Portfolio
Investor Class
Sold	504,282	$5,968,704	282,970	$3,072,189
Issued in reinvestment of distributions	27,195	315,193	20,513	212,514
Redeemed	(371,403)	(4,413,961)	(117,340)	(1,267,559)
	160,074	1,869,936	186,143	2,017,144
I Class
Sold	3,981	47,517	9	100
Issued in reinvestment of distributions	84	971	32	327
Redeemed	(3,144)	(38,577)	—	—
	921	9,911	41	427
A Class
Sold	16,034	191,241	13,116	141,668
Issued in reinvestment of distributions	1,095	12,695	471	4,883
Redeemed	(1,074)	(12,807)	(1,027)	(10,658)
	16,055	191,129	12,560	135,893
R Class
Sold	1,272,847	15,147,985	6,954,270	75,623,949
Issued in reinvestment of distributions	232,615	2,696,001	1,595	16,524
Redeemed	(513,790)	(6,151,477)	(76,912)	(843,768)
	991,672	11,692,509	6,878,953	74,796,705
R6 Class
Sold	1,227,778	14,804,733	995,596	10,569,394
Issued in reinvestment of distributions	146,340	1,696,078	139,150	1,441,592
Redeemed	(800,083)	(9,569,214)	(1,003,113)	(10,767,682)
	574,035	6,931,597	131,633	1,243,304
Net increase (decrease)	1,742,757	$20,695,082	7,209,330	$78,193,473

37

	Year ended July 31, 2026		Year ended July 31, 2025
	Shares	Amount	Shares	Amount
One Choice Blend+ 2045 Portfolio
Investor Class
Sold	333,793	$4,128,686	134,829	$1,458,534
Issued in reinvestment of distributions	24,015	285,299	20,417	214,989
Redeemed	(88,949)	(1,085,104)	(60,624)	(648,670)
	268,859	3,328,881	94,622	1,024,853
I Class
Sold	4,396	53,687	—	—
Issued in reinvestment of distributions	70	832	70	740
Redeemed	(52)	(630)	—	—
	4,414	53,889	70	740
A Class
Sold	6,921	85,006	53,184	574,470
Issued in reinvestment of distributions	2,014	23,931	561	5,906
Redeemed	(3,969)	(48,588)	(4,068)	(42,617)
	4,966	60,349	49,677	537,759
R Class
Sold	1,546,929	19,142,430	5,795,774	64,180,540
Issued in reinvestment of distributions	198,283	2,353,615	1,906	20,073
Redeemed	(718,428)	(8,737,411)	(254,932)	(2,842,983)
	1,026,784	12,758,634	5,542,748	61,357,630
R6 Class
Sold	2,694,630	33,515,938	849,957	9,179,746
Issued in reinvestment of distributions	179,385	2,129,294	183,235	1,929,464
Redeemed	(1,067,764)	(13,176,919)	(1,004,640)	(10,986,500)
	1,806,251	22,468,313	28,552	122,710
Net increase (decrease)	3,111,274	$38,670,066	5,715,669	$63,043,692
38

	Year ended July 31, 2026		Year ended July 31, 2025
	Shares	Amount	Shares	Amount
One Choice Blend+ 2050 Portfolio
Investor Class
Sold	148,472	$1,903,088	109,873	$1,206,105
Issued in reinvestment of distributions	14,490	178,379	10,287	111,201
Redeemed	(133,127)	(1,733,231)	(56,346)	(613,068)
	29,835	348,236	63,814	704,238
I Class
Sold	1,324	16,609	1,451	16,270
Issued in reinvestment of distributions	137	1,689	67	723
Redeemed	(441)	(5,892)	—	—
	1,020	12,406	1,518	16,993
A Class
Sold	32,714	415,089	14,506	158,260
Issued in reinvestment of distributions	1,012	12,462	543	5,871
Redeemed	(16,479)	(210,279)	(1,265)	(14,068)
	17,247	217,272	13,784	150,063
R Class
Sold	1,341,081	17,247,763	5,411,285	61,711,788
Issued in reinvestment of distributions	183,796	2,264,361	1,012	10,938
Redeemed	(628,206)	(7,979,341)	(98,369)	(1,139,435)
	896,671	11,532,783	5,313,928	60,583,291
R6 Class
Sold	1,470,379	18,892,735	1,013,078	11,157,223
Issued in reinvestment of distributions	158,517	1,951,344	125,754	1,359,407
Redeemed	(766,579)	(9,604,076)	(938,930)	(10,396,106)
	862,317	11,240,003	199,902	2,120,524
Net increase (decrease)	1,807,090	$23,350,700	5,592,946	$63,575,109

39

	Year ended July 31, 2026		Year ended July 31, 2025
	Shares	Amount	Shares	Amount
One Choice Blend+ 2055 Portfolio
Investor Class
Sold	118,739	$1,546,364	135,403	$1,539,368
Issued in reinvestment of distributions	12,487	156,964	6,808	74,550
Redeemed	(76,792)	(1,012,451)	(41,688)	(475,526)
	54,434	690,877	100,523	1,138,392
I Class
Sold	41,271	516,424	—	—
Issued in reinvestment of distributions	54	677	18	193
Redeemed	(77)	(998)	—	—
	41,248	516,103	18	193
A Class
Sold	25,288	330,754	4,754	53,331
Issued in reinvestment of distributions	469	5,896	167	1,827
Redeemed	(4,536)	(60,577)	(1,758)	(19,790)
	21,221	276,073	3,163	35,368
R Class
Sold	985,093	12,873,004	4,174,772	48,260,438
Issued in reinvestment of distributions	135,877	1,707,976	962	10,531
Redeemed	(536,225)	(6,962,221)	(113,858)	(1,342,590)
	584,745	7,618,759	4,061,876	46,928,379
R6 Class
Sold	878,946	11,528,042	679,190	7,513,561
Issued in reinvestment of distributions	95,144	1,196,904	73,938	809,623
Redeemed	(510,463)	(6,583,379)	(680,051)	(7,716,085)
	463,627	6,141,567	73,077	607,099
Net increase (decrease)	1,165,275	$15,243,379	4,238,657	$48,709,431

40

	Year ended July 31, 2026		Year ended July 31, 2025
	Shares	Amount	Shares	Amount
One Choice Blend+ 2060 Portfolio
Investor Class
Sold	220,463	$2,913,792	179,822	$2,047,467
Issued in reinvestment of distributions	17,279	220,824	10,649	117,986
Redeemed	(98,372)	(1,302,823)	(33,156)	(374,926)
	139,370	1,831,793	157,315	1,790,527
I Class
Sold	4,012	49,951	3,570	40,422
Issued in reinvestment of distributions	215	2,738	67	743
Redeemed	(4,855)	(66,143)	(2,586)	(29,969)
	(628)	(13,454)	1,051	11,196
A Class
Sold	16,523	218,262	3,150	36,564
Issued in reinvestment of distributions	448	5,728	82	911
Redeemed	(1,919)	(25,090)	(533)	(6,244)
	15,052	198,900	2,699	31,231
R Class
Sold	1,246,785	16,491,921	4,357,528	50,970,820
Issued in reinvestment of distributions	132,889	1,696,994	658	7,284
Redeemed	(535,029)	(7,059,093)	(84,702)	(1,004,610)
	844,645	11,129,822	4,273,484	49,973,494
R6 Class
Sold	568,692	7,559,849	497,194	5,540,020
Issued in reinvestment of distributions	50,562	645,676	45,800	507,002
Redeemed	(383,609)	(4,936,578)	(407,054)	(4,638,730)
	235,645	3,268,947	135,940	1,408,292
Net increase (decrease)	1,234,084	$16,416,008	4,570,489	$53,214,740
41

	Year ended July 31, 2026		Year ended July 31, 2025
	Shares	Amount	Shares	Amount
One Choice Blend+ 2065 Portfolio
Investor Class
Sold	287,209	$3,899,265	147,186	$1,662,309
Issued in reinvestment of distributions	13,062	168,105	7,060	78,507
Redeemed	(81,339)	(1,076,839)	(53,790)	(613,880)
	218,932	2,990,531	100,456	1,126,936
I Class
Sold	2,688	35,571	621	6,910
Issued in reinvestment of distributions	54	697	19	205
Redeemed	(218)	(2,931)	—	—
	2,524	33,337	640	7,115
A Class
Sold	62,639	823,808	9,893	111,356
Issued in reinvestment of distributions	1,502	19,317	296	3,282
Redeemed	(5,639)	(75,348)	(3,078)	(37,176)
	58,502	767,777	7,111	77,462
R Class
Sold	407,064	5,455,203	71,811	842,212
Issued in reinvestment of distributions	4,321	55,564	1,111	12,346
Redeemed	(72,275)	(946,019)	(16,386)	(185,154)
	339,110	4,564,748	56,536	669,404
R6 Class
Sold	479,409	6,412,447	321,511	3,621,686
Issued in reinvestment of distributions	20,820	267,745	10,161	112,892
Redeemed	(208,699)	(2,807,580)	(138,917)	(1,579,141)
	291,530	3,872,612	192,755	2,155,437
Net increase (decrease)	910,598	$12,229,005	357,498	$4,036,354

42

	Period ended July 31, 2026(1)
	Shares	Amount
One Choice Blend+ 2070 Portfolio
Investor Class
Sold	107,563	$1,142,124
Issued in reinvestment of distributions	154	1,535
Redeemed	(29,596)	(315,761)
	78,121	827,898
I Class
Sold	2,500	25,000
Issued in reinvestment of distributions	49	483
	2,549	25,483
A Class
Sold	10,652	113,248
Issued in reinvestment of distributions	47	473
	10,699	113,721
R Class
Sold	8,913	91,734
Issued in reinvestment of distributions	103	1,024
Redeemed	(879)	(9,016)
	8,137	83,742
R6 Class
Sold	2,695	27,145
Issued in reinvestment of distributions	49	486
Redeemed	(1)	(11)
	2,743	27,620
Net increase (decrease)	102,249	$1,078,464
(1)December 1, 2025 (fund inception) through July 31, 2026.

6. Risk Factors

The overall risk profile of a fund will be impacted by the underlying funds’ investment strategies, including the investment vehicles and techniques utilized to manage each portfolio. The net asset value of a fund will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of a fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

43

7. Federal Tax Information

The tax character of distributions paid during the years ended July 31, 2026 and July 31, 2025 were as follows:

	2026		2025
	Distributions Paid From:		Distributions Paid From:
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
One Choice Blend+ In Retirement Portfolio	$1,598,919	$111,297	$608,137	$273,474
One Choice Blend+ 2025 Portfolio	$2,634,260	$908,111	$1,061,893	$163,695
One Choice Blend+ 2030 Portfolio	$4,077,175	$1,046,477	$1,635,697	$98,203
One Choice Blend+ 2035 Portfolio	$3,908,225	$976,876	$1,395,190	—
One Choice Blend+ 2040 Portfolio	$3,978,896	$743,292	$1,248,094	$427,746
One Choice Blend+ 2045 Portfolio	$3,793,539	$999,432	$1,593,823	$577,349
One Choice Blend+ 2050 Portfolio	$3,562,814	$845,421	$1,178,407	$309,733
One Choice Blend+ 2055 Portfolio	$2,441,233	$627,184	$687,757	$208,967
One Choice Blend+ 2060 Portfolio	$2,061,087	$511,240	$499,093	$134,833
One Choice Blend+ 2065 Portfolio	$403,237	$108,191	$207,232	—
One Choice Blend+ 2070 Portfolio	$ 4,001(1)	—(1)	N/A	N/A
(1)December 1, 2025 (fund inception) through July 31, 2026.

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

	One Choice Blend+ In Retirement Portfolio	One Choice Blend+ 2025 Portfolio	One Choice Blend+ 2030 Portfolio	One Choice Blend+ 2035 Portfolio	One Choice Blend+ 2040 Portfolio
Federal tax cost of investments	$74,344,348	$72,528,029	$138,207,822	$165,160,625	$142,186,119
Gross tax appreciation of investments	$4,212,611	$6,284,905	$14,007,440	$17,282,660	$21,098,474
Gross tax depreciation of investments	(426,484)	(220,303)	(560,406)	(764,478)	(521,807)
Net tax appreciation (depreciation) of investments	$3,786,127	$6,064,602	$13,447,034	$16,518,182	$20,576,667
Undistributed ordinary income	$894,409	$1,106,989	$1,627,180	$1,561,209	$1,006,730
Accumulated long-term gains	$1,303,580	$2,442,437	$3,970,731	$4,167,590	$4,453,808

	One Choice Blend+ 2045 Portfolio	One Choice Blend+ 2050 Portfolio	One Choice Blend+ 2055 Portfolio	One Choice Blend+ 2060 Portfolio	One Choice Blend+ 2065 Portfolio	One Choice Blend+ 2070 Portfolio
Federal tax cost of investments	$149,974,521	$127,797,911	$90,859,161	$88,114,124	$24,528,995	$1,085,374
Gross tax appreciation of investments	$24,457,561	$24,963,471	$18,627,374	$17,047,874	$4,820,242	$46,866
Gross tax depreciation of investments	(409,751)	(214,449)	(122,691)	(169,200)	(11,793)	(3,916)
Net tax appreciation (depreciation) of investments	$24,047,810	$24,749,022	$18,504,683	$16,878,674	$4,808,449	$42,950
Undistributed ordinary income	$969,678	$402,614	$95,054	—	$25,798	$1,752
Accumulated long-term gains	$4,108,502	$4,096,495	$3,390,780	$3,217,771	$631,508	$5,205

The difference between book-basis and tax-basis unrealized appreciation (depreciation), if any, is attributable primarily to the tax deferral of losses on wash sales.

8. Reorganization

On December 5, 2024, the Board of Directors approved an agreement and plan of reorganization (the reorganization), whereby the net assets of One Choice® Blend+ 2015 Portfolio, one fund in a series issued by the corporation, were transferred to One Choice® Blend+ 2020 Portfolio in exchange for shares of One Choice Blend+ 2020 Portfolio. At the time of the reorganization, One Choice Blend+ 2020 Portfolio was renamed One Choice Blend +In Retirement Portfolio. The purpose of the transaction was to combine two funds with substantially similar investment objectives and strategies. The financial statements and performance history of One Choice Blend+ In Retirement Portfolio survived after the reorganization. The reorganization was effective at the close of the NYSE on April 11, 2025.

44

The reorganization was accomplished by a tax-free exchange of shares. On April 11, 2025, One Choice Blend+ 2015 Portfolio exchanged its shares for shares of One Choice Blend+ In Retirement Portfolio as follows:

Original Fund/Class	Shares Exchanged	New Fund/Class	Shares Received
One Choice Blend+ 2015 Portfolio - Investor Class	82,712	One Choice Blend+ In Retirement Portfolio - Investor Class	82,364
One Choice Blend+ 2015 Portfolio - I Class	36,196	One Choice Blend+ In Retirement Portfolio - I Class	36,006
One Choice Blend+ 2015 Portfolio - A Class	561	One Choice Blend+ In Retirement Portfolio - A Class	558
One Choice Blend+ 2015 Portfolio - R Class	953	One Choice Blend+ In Retirement Portfolio - R Class	948
One Choice Blend+ 2015 Portfolio - R6 Class	142,128	One Choice Blend+ In Retirement Portfolio - R6 Class	141,381

The net assets of One Choice Blend+ 2015 Portfolio and One Choice Blend+ In Retirement Portfolio immediately before the reorganization were $2,485,065 and $16,071,135, respectively. One Choice Blend+ 2015 Portfolio's unrealized appreciation of $141,259 was combined with that of One Choice Blend+ In Retirement Portfolio. Immediately after the reorganization, the combined net assets were $18,556,200.

9. Investments in Underlying Funds

The funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of the underlying funds’ net assets.
45

10. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended July 31, 2026 follows:

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ In Retirement Portfolio (Amounts in thousands)
Avantis Core Fixed Income Fund	$14,853	$10,249	$5,051	$(405)	$19,646	2,384	$(43)	$798
High Income Fund	2,032	1,286	452	(51)	2,815	328	(4)	181
Inflation-Adjusted Bond Fund	2,690	1,534	901	(51)	3,272	314	(2)	125
Short Duration Fund	3,379	2,186	824	(43)	4,698	482	(4)	202
Short Duration Inflation Protection Bond Fund	3,370	2,701	911	(11)	5,149	486	(12)	172
Avantis U.S. Equity Fund	4,245	2,074	2,030	801	5,090	211	145	109
Avantis U.S. Small Cap Value Fund	428	309	209	139	667	31	13	36
Focused Large Cap Value Fund	4,595	4,053	2,083	653	7,218	606	11	670
Growth Fund	4,083	4,490	2,164	(19)	6,390	101	(37)	670
Heritage Fund	229	207	60	(31)	345	13	(5)	40
Mid Cap Value Fund	827	685	287	72	1,297	76	—	141
Small Cap Growth Fund	431	347	201	80	657	23	22	33
Avantis International Equity Fund	2,172	3,325	1,352	751	4,896	281	16	131
Focused International Growth Fund	1,172	993	321	4	1,848	96	(2)	15
Global Real Estate Fund	499	322	141	90	770	51	4	24
International Value Fund	1,383	979	603	394	2,153	166	15	150
Emerging Markets Debt Fund	674	379	126	5	932	100	(1)	58
Global Bond Fund	6,756	4,042	2,689	(170)	7,939	921	(6)	394
U.S. Government Money Market Fund	—	2,634	286	—	2,348	2,348	—	56
	$53,818	$42,795	$20,691	$2,208	$78,130	9,018	$110	$4,005
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2025 Portfolio (Amounts in thousands)
Avantis Core Fixed Income Fund	$19,819	$3,668	$4,338	$(318)	$18,831	2,285	$10	$885
High Income Fund	3,474	394	524	(55)	3,289	383	(1)	250
Inflation-Adjusted Bond Fund	3,463	306	683	(42)	3,044	292	6	132
Short Duration Fund	3,038	674	340	(27)	3,345	343	(1)	158
Short Duration Inflation Protection Bond Fund	3,706	1,108	456	(23)	4,335	409	(6)	173
Avantis U.S. Equity Fund	7,181	589	2,734	902	5,938	246	383	173
Avantis U.S. Small Cap Value Fund	694	157	257	165	759	35	34	56
Focused Large Cap Value Fund	6,941	2,125	2,151	697	7,612	639	79	930
Growth Fund	6,321	2,766	2,069	(214)	6,804	108	(9)	969
Heritage Fund	586	170	104	(83)	569	21	(10)	92
Mid Cap Value Fund	1,320	403	380	80	1,423	84	(1)	206
Small Cap Growth Fund	697	137	181	103	756	26	15	49
Avantis Emerging Markets Equity Fund	484	21	170	59	394	23	54	18
Avantis International Equity Fund	3,426	2,758	1,784	963	5,363	308	140	196
Focused International Growth Fund	1,869	382	314	35	1,972	102	9	23
Global Real Estate Fund	836	130	183	119	902	59	15	39
International Small-Mid Cap Fund	137	12	39	12	122	10	5	4
International Value Fund	2,131	481	756	452	2,308	178	78	218
Emerging Markets Debt Fund	1,290	118	220	21	1,209	130	4	91
Global Bond Fund	8,700	1,107	2,209	(169)	7,429	862	5	446
U.S. Government Money Market Fund	—	2,360	171	—	2,189	2,189	—	56
	$76,113	$19,866	$20,063	$2,677	$78,593	8,732	$809	$5,164
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2030 Portfolio (Amounts in thousands)
Avantis Core Fixed Income Fund	$28,455	$11,681	$7,158	$(570)	$32,408	3,933	$(20)	$1,342
High Income Fund	5,971	1,824	780	(117)	6,898	804	3	460
Inflation-Adjusted Bond Fund	4,748	1,266	943	(62)	5,009	480	(6)	196
Short Duration Fund	2,133	1,126	163	(28)	3,068	315	—	125
Short Duration Inflation Protection Bond Fund	4,104	2,389	472	(35)	5,986	565	(3)	207
Avantis U.S. Equity Fund	14,949	2,575	5,629	2,368	14,263	592	408	345
Avantis U.S. Small Cap Value Fund	1,396	348	395	386	1,735	81	28	107
Focused Large Cap Value Fund	12,769	5,211	3,461	1,487	16,006	1,344	68	1,643
Growth Fund	12,018	6,560	3,817	(302)	14,459	229	24	1,756
Heritage Fund	1,638	672	312	(224)	1,774	65	(17)	248
Mid Cap Value Fund	2,607	975	505	193	3,270	193	(13)	391
Small Cap Growth Fund	1,402	405	364	216	1,659	58	37	95
Avantis Emerging Markets Equity Fund	2,156	431	770	398	2,215	130	106	81
Avantis International Equity Fund	6,543	6,094	2,689	2,033	11,981	687	73	361
Focused International Growth Fund	3,586	1,221	422	39	4,424	229	5	42
Global Real Estate Fund	1,742	434	281	278	2,173	143	4	77
International Small-Mid Cap Fund	595	122	165	62	614	48	10	19
International Value Fund	3,996	1,007	943	977	5,037	388	33	388
Emerging Markets Debt Fund	2,501	580	303	34	2,812	302	3	186
Global Bond Fund	11,960	3,965	3,404	(261)	12,260	1,422	—	643
U.S. Government Money Market Fund	—	3,660	56	—	3,604	3,604	—	84
	$125,269	$52,546	$33,032	$6,872	$151,655	15,612	$743	$8,796
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2035 Portfolio (Amounts in thousands)
Avantis U.S. Equity Fund	$17,959	$5,402	$5,794	$3,215	$20,782	862	$448	$427
Avantis U.S. Small Cap Value Fund	1,626	525	205	515	2,461	115	11	126
Focused Dynamic Growth Fund	4,581	2,537	1,835	171	5,454	65	133	298
Focused Large Cap Value Fund	13,465	7,144	2,255	1,848	20,202	1,696	48	1,798
Growth Fund	8,539	7,349	1,628	(80)	14,180	225	(53)	1,338
Heritage Fund	2,405	1,386	93	(357)	3,341	122	(3)	370
Mid Cap Value Fund	2,968	1,477	273	250	4,422	261	4	459
Small Cap Growth Fund	1,634	691	219	302	2,408	84	25	112
Avantis Core Fixed Income Fund	23,718	15,044	4,798	(656)	33,308	4,042	(20)	1,255
High Income Fund	5,574	3,029	426	(139)	8,038	937	(3)	482
Inflation-Adjusted Bond Fund	3,119	1,680	317	(75)	4,407	423	—	157
Short Duration Fund	836	639	9	(13)	1,453	149	—	54
Short Duration Inflation Protection Bond Fund	1,747	1,914	18	(23)	3,620	342	—	107
Avantis Emerging Markets Equity Fund	2,681	1,195	587	659	3,948	231	48	110
Avantis International Equity Fund	7,236	7,811	1,434	2,453	16,066	921	33	413
Emerging Markets Fund	1,248	395	487	356	1,512	80	162	28
Focused International Growth Fund	4,009	2,177	215	21	5,992	310	(4)	47
Global Real Estate Fund	2,164	709	84	373	3,162	208	1	95
International Small-Mid Cap Fund	1,086	374	116	123	1,467	116	4	35
International Value Fund	2,901	1,326	270	845	4,802	370	8	301
Non-U.S. Intrinsic Value Fund	1,347	333	213	173	1,640	142	13	150
Emerging Markets Debt Fund	2,640	1,164	135	23	3,692	396	1	217
Global Bond Fund	9,419	4,879	2,200	(249)	11,849	1,375	4	553
U.S. Government Money Market Fund	—	3,488	15	—	3,473	3,473	—	77
	$122,902	$72,668	$23,626	$9,735	$181,679	16,945	$860	$9,009
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2040 Portfolio (Amounts in thousands)
Avantis U.S. Equity Fund	$21,938	$2,831	$6,428	$3,726	$22,067	915	$522	$519
Avantis U.S. Small Cap Value Fund	1,939	291	197	584	2,617	122	8	148
Focused Dynamic Growth Fund	10,184	4,428	3,155	393	11,850	140	193	698
Focused Large Cap Value Fund	14,502	4,965	2,070	1,833	19,230	1,615	44	1,896
Growth Fund	4,461	3,055	680	(89)	6,747	107	(22)	721
Heritage Fund	3,434	1,416	200	(506)	4,144	152	(10)	528
Mid Cap Value Fund	3,460	961	126	259	4,554	268	(3)	523
Small Cap Growth Fund	1,949	437	199	338	2,525	88	30	132
Avantis Emerging Markets Equity Fund	3,804	573	777	867	4,467	261	104	151
Avantis International Equity Fund	8,047	6,726	1,360	2,705	16,118	924	42	464
Emerging Markets Fund	2,777	251	802	866	3,092	163	252	66
Focused International Growth Fund	4,504	1,271	126	68	5,717	296	—	52
Global Real Estate Fund	2,665	395	77	439	3,422	225	(2)	116
International Small-Mid Cap Fund	1,799	191	180	214	2,024	159	9	58
International Value Fund	1,713	474	79	486	2,594	200	2	182
Non-U.S. Intrinsic Value Fund	2,809	536	209	383	3,519	304	22	333
Avantis Core Fixed Income Fund	19,398	7,499	1,734	(474)	24,689	2,996	(7)	1,005
High Income Fund	4,896	1,708	156	(110)	6,338	739	—	413
Inflation-Adjusted Bond Fund	1,857	734	23	(42)	2,526	242	(2)	96
Short Duration Fund	61	94	—	(3)	152	16	—	6
Short Duration Inflation Protection Bond Fund	123	467	1	(5)	584	55	—	17
Emerging Markets Debt Fund	2,586	651	52	38	3,223	346	—	205
Global Bond Fund	7,236	2,413	1,277	(172)	8,200	951	3	416
U.S. Government Money Market Fund	—	2,364	—	—	2,364	2,364	—	55
	$126,142	$44,731	$19,908	$11,798	$162,763	13,648	$1,185	$8,800
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2045 Portfolio (Amounts in thousands)
Avantis U.S. Equity Fund	$22,907	$5,774	$6,407	$4,156	$26,430	1,096	$520	$544
Avantis U.S. Small Cap Value Fund	2,004	676	278	632	3,034	141	16	154
Focused Dynamic Growth Fund	14,154	8,200	3,737	614	19,231	228	211	993
Focused Large Cap Value Fund	15,027	8,240	3,313	2,008	21,962	1,844	48	1,980
Growth Fund	945	1,267	12	(27)	2,173	34	—	184
Heritage Fund	3,653	2,018	27	(557)	5,087	186	—	574
Mid Cap Value Fund	3,601	1,764	258	305	5,412	319	3	554
Small Cap Growth Fund	2,014	750	129	389	3,024	106	11	139
Avantis Emerging Markets Equity Fund	3,084	1,013	245	813	4,665	273	15	130
Avantis International Equity Fund	8,300	9,484	1,943	2,847	18,688	1,072	40	479
Emerging Markets Fund	3,967	1,183	1,307	1,496	5,339	282	179	96
Focused International Growth Fund	4,623	2,224	112	16	6,751	349	3	54
Global Real Estate Fund	2,786	1,025	123	488	4,176	275	1	123
International Small-Mid Cap Fund	1,910	698	125	218	2,701	213	8	65
International Value Fund	377	412	4	138	923	71	—	49
Non-U.S. Intrinsic Value Fund	4,256	1,863	711	616	6,024	520	25	516
Avantis Core Fixed Income Fund	13,387	9,300	2,193	(404)	20,090	2,438	(16)	746
High Income Fund	3,378	2,296	333	(92)	5,249	612	(6)	310
Inflation-Adjusted Bond Fund	1,218	739	56	(35)	1,866	179	(1)	68
Emerging Markets Debt Fund	1,805	1,014	49	12	2,782	298	(1)	159
Global Bond Fund	4,937	2,853	1,128	(136)	6,526	757	(2)	301
U.S. Government Money Market Fund	—	1,947	58	—	1,889	1,889	—	42
	$118,333	$64,740	$22,548	$13,497	$174,022	13,182	$1,054	$8,260
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2050 Portfolio (Amounts in thousands)
Avantis U.S. Equity Fund	$23,768	$3,757	$6,235	$4,133	$25,423	1,054	$523	$558
Avantis U.S. Small Cap Value Fund	2,069	413	223	638	2,897	135	11	157
Focused Dynamic Growth Fund	15,644	7,927	3,665	669	20,575	243	173	1,111
Focused Large Cap Value Fund	15,553	6,472	2,737	1,978	21,266	1,786	60	2,021
Heritage Fund	3,777	1,746	110	(578)	4,835	177	(2)	589
Mid Cap Value Fund	3,718	1,412	182	306	5,254	310	(8)	565
Small Cap Growth Fund	2,084	564	129	384	2,903	101	5	142
Avantis Emerging Markets Equity Fund	2,914	362	226	718	3,768	220	24	118
Avantis International Equity Fund	8,602	7,954	1,356	2,918	18,118	1,039	29	491
Emerging Markets Fund	4,415	644	964	1,635	5,730	302	202	109
Focused International Growth Fund	4,792	1,677	121	53	6,401	331	—	56
Global Real Estate Fund	2,877	794	149	485	4,007	263	—	127
International Small-Mid Cap Fund	1,967	404	68	240	2,543	200	5	67
Non-U.S. Intrinsic Value Fund	4,783	1,693	385	738	6,829	589	5	592
Avantis Core Fixed Income Fund	8,115	4,824	1,121	(224)	11,594	1,407	(12)	440
High Income Fund	2,046	1,125	119	(52)	3,000	350	(2)	182
Inflation-Adjusted Bond Fund	726	348	8	(20)	1,046	100	—	40
Emerging Markets Debt Fund	1,080	480	12	11	1,559	167	—	93
Global Bond Fund	2,999	1,384	566	(81)	3,736	433	—	179
U.S. Government Money Market Fund	—	1,063	—	—	1,063	1,063	—	24
	$111,929	$45,043	$18,376	$13,951	$152,547	10,270	$1,013	$7,661
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2055 Portfolio (Amounts in thousands)
Avantis U.S. Equity Fund	$18,536	$2,694	$4,632	$3,257	$19,855	823	$393	$441
Avantis U.S. Small Cap Value Fund	1,624	361	236	495	2,244	104	10	125
Focused Dynamic Growth Fund	12,217	5,647	2,368	536	16,032	190	100	881
Focused Large Cap Value Fund	12,090	5,217	2,235	1,566	16,638	1,397	41	1,598
Heritage Fund	2,954	1,472	146	(444)	3,836	140	(11)	468
Mid Cap Value Fund	2,904	1,146	197	239	4,092	241	(2)	447
Small Cap Growth Fund	1,633	450	149	300	2,234	78	8	112
Avantis Emerging Markets Equity Fund	2,265	356	302	556	2,875	168	29	93
Avantis International Equity Fund	6,733	6,501	1,364	2,311	14,181	813	24	389
Emerging Markets Fund	3,421	654	946	1,225	4,354	230	218	86
Focused International Growth Fund	3,750	1,355	204	54	4,955	256	2	44
Global Real Estate Fund	2,263	630	138	386	3,141	207	(1)	101
International Small-Mid Cap Fund	1,548	335	114	192	1,961	155	3	53
Non-U.S. Intrinsic Value Fund	3,738	1,524	470	589	5,381	464	10	470
Avantis Core Fixed Income Fund	2,537	1,857	261	(84)	4,049	491	(3)	148
High Income Fund	630	435	14	(19)	1,032	120	—	61
Inflation-Adjusted Bond Fund	228	123	3	(7)	341	33	—	13
Emerging Markets Debt Fund	334	195	4	3	528	57	—	31
Global Bond Fund	929	512	125	(28)	1,288	149	—	60
U.S. Government Money Market Fund	—	347	—	—	347	347	—	8
	$80,334	$31,811	$13,908	$11,127	$109,364	6,463	$821	$5,629
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2060 Portfolio (Amounts in thousands)
Avantis U.S. Equity Fund	$17,427	$3,096	$4,371	$3,135	$19,287	800	$361	$423
Avantis U.S. Small Cap Value Fund	1,526	399	209	477	2,193	102	8	120
Focused Dynamic Growth Fund	11,484	6,111	2,185	485	15,895	188	94	844
Focused Large Cap Value Fund	11,418	5,473	2,078	1,533	16,346	1,372	33	1,536
Heritage Fund	2,759	1,510	125	(435)	3,709	136	(4)	448
Mid Cap Value Fund	2,753	1,218	187	232	4,016	237	(3)	431
Small Cap Growth Fund	1,534	460	104	287	2,177	76	3	108
Avantis Emerging Markets Equity Fund	2,133	427	224	550	2,886	169	12	89
Avantis International Equity Fund	6,352	6,333	982	2,229	13,932	799	22	373
Emerging Markets Fund	3,234	794	820	1,183	4,391	232	211	84
Focused International Growth Fund	3,550	1,493	184	47	4,906	254	1	42
Global Real Estate Fund	2,140	687	134	372	3,065	201	(1)	96
International Small-Mid Cap Fund	1,463	419	113	182	1,951	154	3	51
Non-U.S. Intrinsic Value Fund	3,537	1,563	394	571	5,277	455	9	448
Avantis Core Fixed Income Fund	2,057	857	216	(50)	2,648	321	(1)	106
High Income Fund	506	189	11	(12)	672	78	—	44
Inflation-Adjusted Bond Fund	181	51	4	(3)	225	22	—	9
Emerging Markets Debt Fund	270	78	6	4	346	37	—	22
Global Bond Fund	749	236	126	(18)	841	98	1	43
U.S. Government Money Market Fund	—	230	—	—	230	230	—	6
	$75,073	$31,624	$12,473	$10,769	$104,993	5,961	$749	$5,323
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2065 Portfolio (Amounts in thousands)
Avantis U.S. Equity Fund	$3,238	$2,255	$874	$753	$5,372	223	$62	$86
Avantis U.S. Small Cap Value Fund	287	242	40	113	602	28	(1)	24
Focused Dynamic Growth Fund	2,146	2,578	341	130	4,513	53	2	172
Focused Large Cap Value Fund	2,120	2,386	360	413	4,559	383	—	319
Heritage Fund	511	646	34	(76)	1,047	38	(4)	92
Mid Cap Value Fund	511	539	20	67	1,097	65	(2)	90
Small Cap Growth Fund	285	278	42	74	595	21	2	22
Avantis Emerging Markets Equity Fund	396	324	32	119	807	47	1	18
Avantis International Equity Fund	1,184	2,343	137	488	3,878	222	—	75
Emerging Markets Fund	601	442	119	292	1,216	64	4	17
Focused International Growth Fund	660	752	36	(3)	1,373	71	—	9
Global Real Estate Fund	396	379	23	86	838	55	(1)	20
International Small-Mid Cap Fund	272	266	15	32	555	44	—	10
Non-U.S. Intrinsic Value Fund	658	738	69	140	1,467	127	(1)	91
Avantis Core Fixed Income Fund	380	425	38	(17)	750	91	—	25
High Income Fund	95	104	3	(4)	192	22	—	10
Inflation-Adjusted Bond Fund	34	33	—	(1)	66	6	—	2
Emerging Markets Debt Fund	51	50	—	—	101	11	—	5
Global Bond Fund	140	133	27	(5)	241	28	—	10
U.S. Government Money Market Fund	—	69	1	—	68	68	—	1
	$13,965	$14,982	$2,211	$2,601	$29,337	1,667	$62	$1,098
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Blend+ 2070 Portfolio(3) (Amounts in thousands)
Avantis U.S. Equity Fund	—	$246	$54	$15	$207	9	—	$1
Avantis U.S. Small Cap Value Fund	—	27	6	2	23	1	—	—
Focused Dynamic Growth Fund	—	216	43	(1)	172	2	$(1)	1
Focused Large Cap Value Fund	—	210	46	11	175	15	(1)	5
Heritage Fund	—	52	12	—	40	1	—	1
Mid Cap Value Fund	—	50	11	2	41	2	—	2
Small Cap Growth Fund	—	28	7	2	23	1	—	—
Avantis Emerging Markets Equity Fund	—	39	8	1	32	2	—	—
Avantis International Equity Fund	—	180	38	7	149	9	—	2
Emerging Markets Fund	—	57	13	4	48	3	—	—
Focused International Growth Fund	—	68	14	(1)	53	3	—	—
Global Real Estate Fund	—	39	8	1	32	2	—	—
International Small-Mid Cap Fund	—	28	6	—	22	2	—	—
Non-U.S. Intrinsic Value Fund	—	66	14	3	55	5	—	1
Avantis Core Fixed Income Fund	—	37	7	(1)	29	4	—	—
High Income Fund	—	10	2	—	8	1	—	—
Inflation-Adjusted Bond Fund	—	4	1	—	3	—	—	—
Emerging Markets Debt Fund	—	5	1	—	4	—	—	—
Global Bond Fund	—	11	2	—	9	1	—	—
U.S. Government Money Market Fund	—	4	1	—	3	3	—	—
	—	$1,377	$294	$45	$1,128	66	$(2)	$13
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)December 1, 2025 (fund inception) through July 31, 2026

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ In Retirement Portfolio
Investor Class
2026	$10.29	0.34(2)	0.66	1.00	(0.28)	(0.04)	(0.32)	$10.97	9.87%	0.58%	0.58%	3.13%	3.13%	30%	$5,511
2025	$10.10	0.19	0.54	0.73	(0.37)	(0.17)	(0.54)	$10.29	7.59%	0.57%	0.58%	3.18%	3.17%	41%	$2,610
2024	$9.43	0.37	0.50	0.87	(0.20)	—	(0.20)	$10.10	9.37%	0.57%	0.58%	3.05%	3.04%	48%	$754
2023	$9.43	0.25	—(3)	0.25	(0.25)	—	(0.25)	$9.43	2.87%	0.57%	0.58%	2.75%	2.74%	30%	$1,310
2022	$10.57	0.27	(1.17)	(0.90)	(0.23)	(0.01)	(0.24)	$9.43	(8.32)%	0.57%	0.58%	2.01%	2.00%	36%	$1,099
I Class
2026	$10.29	0.36(2)	0.67	1.03	(0.30)	(0.04)	(0.34)	$10.98	10.13%	0.38%	0.38%	3.33%	3.33%	30%	$419
2025	$10.11	0.27	0.47	0.74	(0.39)	(0.17)	(0.56)	$10.29	7.76%	0.37%	0.38%	3.38%	3.37%	41%	$384
2024	$9.43	0.30	0.60	0.90	(0.22)	—	(0.22)	$10.11	9.70%	0.37%	0.38%	3.25%	3.24%	48%	$12
2023	$9.43	0.29	(0.02)	0.27	(0.27)	—	(0.27)	$9.43	3.08%	0.37%	0.38%	2.95%	2.94%	30%	$11
2022	$10.58	0.32	(1.21)	(0.89)	(0.25)	(0.01)	(0.26)	$9.43	(8.25)%	0.37%	0.38%	2.21%	2.20%	36%	$11
A Class
2026	$10.28	0.32(2)	0.65	0.97	(0.26)	(0.04)	(0.30)	$10.95	9.58%	0.83%	0.83%	2.88%	2.88%	30%	$29
2025	$10.08	0.25	0.45	0.70	(0.33)	(0.17)	(0.50)	$10.28	7.36%	0.82%	0.83%	2.93%	2.92%	41%	$19
2024	$9.41	0.25	0.60	0.85	(0.18)	—	(0.18)	$10.08	9.11%	0.82%	0.83%	2.80%	2.79%	48%	$11
2023	$9.41	0.24	(0.01)	0.23	(0.23)	—	(0.23)	$9.41	2.61%	0.82%	0.83%	2.50%	2.49%	30%	$10
2022	$10.56	0.28	(1.21)	(0.93)	(0.21)	(0.01)	(0.22)	$9.41	(8.61)%	0.82%	0.83%	1.76%	1.75%	36%	$10
R Class
2026	$10.27	0.29(2)	0.66	0.95	(0.24)	(0.04)	(0.28)	$10.94	9.38%	1.08%	1.08%	2.63%	2.63%	30%	$40,120
2025	$10.06	0.21	0.47	0.68	(0.30)	(0.17)	(0.47)	$10.27	7.13%	1.07%	1.08%	2.68%	2.67%	41%	$36,472
2024	$9.39	0.22	0.60	0.82	(0.15)	—	(0.15)	$10.06	8.85%	1.07%	1.08%	2.55%	2.54%	48%	$13
2023	$9.39	0.22	(0.01)	0.21	(0.21)	—	(0.21)	$9.39	2.35%	1.07%	1.08%	2.25%	2.24%	30%	$13
2022	$10.55	0.24	(1.20)	(0.96)	(0.19)	(0.01)	(0.20)	$9.39	(8.90)%	1.07%	1.08%	1.51%	1.50%	36%	$12
R6 Class
2026	$10.30	0.36(2)	0.69	1.05	(0.31)	(0.04)	(0.35)	$11.00	10.35%	0.23%	0.23%	3.48%	3.48%	30%	$32,049
2025	$10.12	0.37	0.39	0.76	(0.41)	(0.17)	(0.58)	$10.30	7.96%	0.22%	0.23%	3.53%	3.52%	41%	$14,334
2024	$9.44	0.28	0.64	0.92	(0.24)	—	(0.24)	$10.12	9.85%	0.22%	0.23%	3.40%	3.39%	48%	$15,220
2023	$9.44	0.29	(0.01)	0.28	(0.28)	—	(0.28)	$9.44	3.23%	0.22%	0.23%	3.10%	3.09%	30%	$11,418
2022	$10.59	0.30	(1.18)	(0.88)	(0.26)	(0.01)	(0.27)	$9.44	(8.13)%	0.22%	0.23%	2.36%	2.35%	36%	$6,335

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)Computed using average shares outstanding throughout the period.
(3)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2025 Portfolio
Investor Class
2026	$10.53	0.35(2)	0.77	1.12	(0.32)	(0.17)	(0.49)	$11.16	10.93%	0.58%	0.58%	3.19%	3.19%	25%	$5,120
2025	$10.08	0.32	0.51	0.83	(0.32)	(0.06)	(0.38)	$10.53	8.54%	0.58%	0.58%	3.03%	3.03%	53%	$4,372
2024	$9.36	0.29	0.64	0.93	(0.21)	—	(0.21)	$10.08	10.10%	0.57%	0.58%	2.88%	2.87%	51%	$4,079
2023	$9.30	0.25	0.08	0.33	(0.24)	(0.03)	(0.27)	$9.36	3.72%	0.57%	0.58%	2.75%	2.74%	41%	$4,323
2022	$10.55	0.30	(1.27)	(0.97)	(0.26)	(0.02)	(0.28)	$9.30	(9.41)%	0.57%	0.58%	1.93%	1.92%	32%	$3,081
I Class
2026	$10.54	0.36(2)	0.77	1.13	(0.34)	(0.17)	(0.51)	$11.16	11.05%	0.38%	0.38%	3.39%	3.39%	25%	$8
2025	$10.08	0.30	0.56	0.86	(0.34)	(0.06)	(0.40)	$10.54	8.86%	0.38%	0.38%	3.23%	3.23%	53%	$7
2024	$9.37	0.30	0.64	0.94	(0.23)	—	(0.23)	$10.08	10.20%	0.37%	0.38%	3.08%	3.07%	51%	$5
2023	$9.31	0.28	0.07	0.35	(0.26)	(0.03)	(0.29)	$9.37	3.93%	0.37%	0.38%	2.95%	2.94%	41%	$5
2022	$10.56	0.33	(1.28)	(0.95)	(0.28)	(0.02)	(0.30)	$9.31	(9.25)%	0.37%	0.38%	2.13%	2.12%	32%	$5
A Class
2026	$10.52	0.32(2)	0.76	1.08	(0.29)	(0.17)	(0.46)	$11.14	10.56%	0.83%	0.83%	2.94%	2.94%	25%	$50
2025	$10.06	0.28	0.54	0.82	(0.30)	(0.06)	(0.36)	$10.52	8.38%	0.83%	0.83%	2.78%	2.78%	53%	$32
2024	$9.35	0.17	0.73	0.90	(0.19)	—	(0.19)	$10.06	9.73%	0.82%	0.83%	2.63%	2.62%	51%	$29
2023	$9.28	0.25	0.07	0.32	(0.22)	(0.03)	(0.25)	$9.35	3.58%	0.82%	0.83%	2.50%	2.49%	41%	$5
2022	$10.54	0.28	(1.28)	(1.00)	(0.24)	(0.02)	(0.26)	$9.28	(9.70)%	0.82%	0.83%	1.68%	1.67%	32%	$5
R Class
2026	$10.50	0.29(2)	0.77	1.06	(0.27)	(0.17)	(0.44)	$11.12	10.29%	1.08%	1.08%	2.69%	2.69%	25%	$45,514
2025	$10.04	0.26	0.53	0.79	(0.27)	(0.06)	(0.33)	$10.50	8.12%	1.08%	1.08%	2.53%	2.53%	53%	$43,105
2024	$9.33	0.19	0.68	0.87	(0.16)	—	(0.16)	$10.04	9.47%	1.07%	1.08%	2.38%	2.37%	51%	$89
2023	$9.27	0.22	0.06	0.28	(0.19)	(0.03)	(0.22)	$9.33	3.20%	1.07%	1.08%	2.25%	2.24%	41%	$28
2022	$10.53	0.20	(1.22)	(1.02)	(0.22)	(0.02)	(0.24)	$9.27	(9.90)%	1.07%	1.08%	1.43%	1.42%	32%	$16
R6 Class
2026	$10.55	0.39(2)	0.77	1.16	(0.36)	(0.17)	(0.53)	$11.18	11.31%	0.23%	0.23%	3.54%	3.54%	25%	$27,897
2025	$10.09	0.35	0.53	0.88	(0.36)	(0.06)	(0.42)	$10.55	9.02%	0.23%	0.23%	3.38%	3.38%	53%	$28,597
2024	$9.38	0.31	0.65	0.96	(0.25)	—	(0.25)	$10.09	10.36%	0.22%	0.23%	3.23%	3.22%	51%	$27,543
2023	$9.32	0.30	0.06	0.36	(0.27)	(0.03)	(0.30)	$9.38	4.09%	0.22%	0.23%	3.10%	3.09%	41%	$23,207
2022	$10.57	0.32	(1.25)	(0.93)	(0.30)	(0.02)	(0.32)	$9.32	(9.13)%	0.22%	0.23%	2.28%	2.27%	32%	$19,569

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)Computed using average shares outstanding throughout the period.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2030 Portfolio
Investor Class
2026	$10.78	0.33(2)	0.98	1.31	(0.32)	(0.14)	(0.46)	$11.63	12.42%	0.58%	0.58%	2.95%	2.95%	25%	$11,413
2025	$10.19	0.28	0.62	0.90	(0.29)	(0.02)	(0.31)	$10.78	9.05%	0.58%	0.58%	2.79%	2.79%	24%	$7,615
2024	$9.40	0.23	0.76	0.99	(0.20)	—	(0.20)	$10.19	10.66%	0.58%	0.58%	2.78%	2.78%	28%	$5,957
2023	$9.25	0.23	0.21	0.44	(0.22)	(0.07)	(0.29)	$9.40	5.04%	0.58%	0.59%	2.61%	2.60%	36%	$4,126
2022	$10.58	0.31	(1.37)	(1.06)	(0.27)	—	(0.27)	$9.25	(10.28)%	0.57%	0.58%	1.75%	1.74%	26%	$3,498
I Class
2026	$10.80	0.36(2)	0.97	1.33	(0.34)	(0.14)	(0.48)	$11.65	12.62%	0.38%	0.38%	3.15%	3.15%	25%	$7
2025	$10.20	0.30	0.63	0.93	(0.31)	(0.02)	(0.33)	$10.80	9.37%	0.38%	0.38%	2.99%	2.99%	24%	$6
2024	$9.41	0.29	0.72	1.01	(0.22)	—	(0.22)	$10.20	10.87%	0.38%	0.38%	2.98%	2.98%	28%	$6
2023	$9.27	0.26	0.19	0.45	(0.24)	(0.07)	(0.31)	$9.41	5.14%	0.38%	0.39%	2.81%	2.80%	36%	$5
2022	$10.59	0.34	(1.37)	(1.03)	(0.29)	—	(0.29)	$9.27	(10.03)%	0.37%	0.38%	1.95%	1.94%	26%	$5
A Class
2026	$10.77	0.52(2)	0.76	1.28	(0.29)	(0.14)	(0.43)	$11.62	12.14%	0.83%	0.83%	2.70%	2.70%	25%	$25
2025	$10.18	0.24	0.63	0.87	(0.26)	(0.02)	(0.28)	$10.77	8.78%	0.83%	0.83%	2.54%	2.54%	24%	$22
2024	$9.39	0.15	0.81	0.96	(0.17)	—	(0.17)	$10.18	10.39%	0.83%	0.83%	2.53%	2.53%	28%	$11
2023	$9.24	0.21	0.21	0.42	(0.20)	(0.07)	(0.27)	$9.39	4.78%	0.83%	0.84%	2.36%	2.35%	36%	$6
2022	$10.57	0.30	(1.38)	(1.08)	(0.25)	—	(0.25)	$9.24	(10.48)%	0.82%	0.83%	1.50%	1.49%	26%	$5
R Class
2026	$10.76	0.27(2)	0.98	1.25	(0.26)	(0.14)	(0.40)	$11.61	11.86%	1.08%	1.08%	2.45%	2.45%	25%	$80,205
2025	$10.17	0.17	0.68	0.85	(0.24)	(0.02)	(0.26)	$10.76	8.52%	1.08%	1.08%	2.29%	2.29%	24%	$66,899
2024	$9.37	0.22	0.73	0.95	(0.15)	—	(0.15)	$10.17	10.24%	1.08%	1.08%	2.28%	2.28%	28%	$215
2023	$9.23	0.19	0.20	0.39	(0.18)	(0.07)	(0.25)	$9.37	4.41%	1.08%	1.09%	2.11%	2.10%	36%	$160
2022	$10.56	0.26	(1.36)	(1.10)	(0.23)	—	(0.23)	$9.23	(10.67)%	1.07%	1.08%	1.25%	1.24%	26%	$74
R6 Class
2026	$10.81	0.37(2)	0.98	1.35	(0.36)	(0.14)	(0.50)	$11.66	12.78%	0.23%	0.23%	3.30%	3.30%	25%	$59,998
2025	$10.21	0.34	0.61	0.95	(0.33)	(0.02)	(0.35)	$10.81	9.52%	0.23%	0.23%	3.14%	3.14%	24%	$50,726
2024	$9.42	0.27	0.75	1.02	(0.23)	—	(0.23)	$10.21	11.02%	0.23%	0.23%	3.13%	3.13%	28%	$45,399
2023	$9.27	0.27	0.20	0.47	(0.25)	(0.07)	(0.32)	$9.42	5.41%	0.23%	0.24%	2.96%	2.95%	36%	$28,060
2022	$10.59	0.32	(1.34)	(1.02)	(0.30)	—	(0.30)	$9.27	(9.92)%	0.22%	0.23%	2.10%	2.09%	26%	$20,448

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)Computed using average shares outstanding throughout the period.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2035 Portfolio
Investor Class
2026	$11.03	0.32(2)	1.22	1.54	(0.31)	(0.14)	(0.45)	$12.12	14.23%	0.58%	2.69%	16%	$11,350
2025	$10.28	0.26	0.76	1.02	(0.27)	—	(0.27)	$11.03	10.14%	0.58%	2.58%	41%	$8,940
2024	$9.41	0.23	0.84	1.07	(0.20)	—	(0.20)	$10.28	11.58%	0.58%	2.59%	22%	$8,072
2023	$9.17	0.20	0.33	0.53	(0.21)	(0.08)	(0.29)	$9.41	6.18%	0.58%	2.37%	35%	$4,817
2022	$10.61	0.32	(1.48)	(1.16)	(0.28)	—	(0.28)	$9.17	(11.24)%	0.58%	1.54%	20%	$3,056
I Class
2026	$11.04	0.23(2)	1.33	1.56	(0.33)	(0.14)	(0.47)	$12.13	14.45%	0.38%	2.89%	16%	$225
2025	$10.29	0.29	0.75	1.04	(0.29)	—	(0.29)	$11.04	10.35%	0.38%	2.78%	41%	$36
2024	$9.42	0.27	0.82	1.09	(0.22)	—	(0.22)	$10.29	11.79%	0.38%	2.79%	22%	$33
2023	$9.18	0.24	0.31	0.55	(0.23)	(0.08)	(0.31)	$9.42	6.39%	0.38%	2.57%	35%	$29
2022	$10.62	0.35	(1.49)	(1.14)	(0.30)	—	(0.30)	$9.18	(11.08)%	0.38%	1.74%	20%	$27
A Class
2026	$11.02	0.27(2)	1.24	1.51	(0.28)	(0.14)	(0.42)	$12.11	13.95%	0.83%	2.44%	16%	$516
2025	$10.27	0.25	0.75	1.00	(0.25)	—	(0.25)	$11.02	9.87%	0.83%	2.33%	41%	$396
2024	$9.40	0.14	0.91	1.05	(0.18)	—	(0.18)	$10.27	11.31%	0.83%	2.34%	22%	$131
2023	$9.15	0.20	0.32	0.52	(0.19)	(0.08)	(0.27)	$9.40	6.03%	0.83%	2.12%	35%	$6
2022	$10.60	0.30	(1.49)	(1.19)	(0.26)	—	(0.26)	$9.15	(11.53)%	0.83%	1.29%	20%	$5
R Class
2026	$11.00	0.26(2)	1.21	1.47	(0.25)	(0.14)	(0.39)	$12.08	13.59%	1.08%	2.19%	16%	$92,420
2025	$10.25	0.19	0.78	0.97	(0.22)	—	(0.22)	$11.00	9.61%	1.08%	2.08%	41%	$73,584
2024	$9.38	0.19	0.83	1.02	(0.15)	—	(0.15)	$10.25	11.05%	1.08%	2.09%	22%	$296
2023	$9.14	0.17	0.32	0.49	(0.17)	(0.08)	(0.25)	$9.38	5.66%	1.08%	1.87%	35%	$223
2022	$10.59	0.26	(1.47)	(1.21)	(0.24)	—	(0.24)	$9.14	(11.72)%	1.08%	1.04%	20%	$93
R6 Class
2026	$11.05	0.34(2)	1.24	1.58	(0.35)	(0.14)	(0.49)	$12.14	14.61%	0.23%	3.04%	16%	$77,161
2025	$10.30	0.32	0.74	1.06	(0.31)	—	(0.31)	$11.05	10.51%	0.23%	2.93%	41%	$39,945
2024	$9.43	0.28	0.83	1.11	(0.24)	—	(0.24)	$10.30	11.95%	0.23%	2.94%	22%	$38,328
2023	$9.19	0.26	0.31	0.57	(0.25)	(0.08)	(0.33)	$9.43	6.55%	0.23%	2.72%	35%	$27,474
2022	$10.62	0.33	(1.45)	(1.12)	(0.31)	—	(0.31)	$9.19	(10.88)%	0.23%	1.89%	20%	$20,684

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)Computed using average shares outstanding throughout the period.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2040 Portfolio
Investor Class
2026	$11.22	0.31(2)	1.44	1.75	(0.30)	(0.13)	(0.43)	$12.54	15.95%	0.58%	2.55%	14%	$10,727
2025	$10.48	0.25	0.88	1.13	(0.27)	(0.12)	(0.39)	$11.22	11.16%	0.58%	2.28%	24%	$7,805
2024	$9.51	0.21	0.95	1.16	(0.19)	—	(0.19)	$10.48	12.37%	0.58%	2.46%	23%	$5,336
2023	$9.14	0.19	0.45	0.64	(0.19)	(0.08)	(0.27)	$9.51	7.33%	0.58%	2.16%	21%	$2,876
2022	$10.65	0.31	(1.52)	(1.21)	(0.28)	(0.02)	(0.30)	$9.14	(11.73)%	0.58%	1.29%	13%	$1,467
I Class
2026	$11.24	0.34(2)	1.42	1.76	(0.32)	(0.13)	(0.45)	$12.55	16.06%	0.38%	2.75%	14%	$22
2025	$10.49	0.28	0.89	1.17	(0.30)	(0.12)	(0.42)	$11.24	11.47%	0.38%	2.48%	24%	$9
2024	$9.52	0.21	0.97	1.18	(0.21)	—	(0.21)	$10.49	12.58%	0.38%	2.66%	23%	$8
2023	$9.15	0.22	0.43	0.65	(0.20)	(0.08)	(0.28)	$9.52	7.54%	0.38%	2.36%	21%	$5
2022	$10.66	0.36	(1.55)	(1.19)	(0.30)	(0.02)	(0.32)	$9.15	(11.58)%	0.38%	1.49%	13%	$5
A Class
2026	$11.21	0.27(2)	1.44	1.71	(0.27)	(0.13)	(0.40)	$12.52	15.58%	0.83%	2.30%	14%	$506
2025	$10.46	0.22	0.90	1.12	(0.25)	(0.12)	(0.37)	$11.21	10.99%	0.83%	2.03%	24%	$273
2024	$9.49	0.14	0.99	1.13	(0.16)	—	(0.16)	$10.46	12.12%	0.83%	2.21%	23%	$124
2023	$9.12	0.18	0.43	0.61	(0.16)	(0.08)	(0.24)	$9.49	7.07%	0.83%	1.91%	21%	$33
2022	$10.64	0.30	(1.54)	(1.24)	(0.26)	(0.02)	(0.28)	$9.12	(12.02)%	0.83%	1.04%	13%	$30
R Class
2026	$11.19	0.25(2)	1.43	1.68	(0.24)	(0.13)	(0.37)	$12.50	15.31%	1.08%	2.05%	14%	$98,935
2025	$10.45	0.19	0.89	1.08	(0.22)	(0.12)	(0.34)	$11.19	10.63%	1.08%	1.78%	24%	$77,463
2024	$9.48	0.16	0.95	1.11	(0.14)	—	(0.14)	$10.45	11.85%	1.08%	1.96%	23%	$441
2023	$9.11	0.14	0.45	0.59	(0.14)	(0.08)	(0.22)	$9.48	6.80%	1.08%	1.66%	21%	$251
2022	$10.63	0.27	(1.53)	(1.26)	(0.24)	(0.02)	(0.26)	$9.11	(12.22)%	1.08%	0.79%	13%	$111
R6 Class
2026	$11.25	0.34(2)	1.45	1.79	(0.34)	(0.13)	(0.47)	$12.57	16.32%	0.23%	2.90%	14%	$52,566
2025	$10.50	0.30	0.88	1.18	(0.31)	(0.12)	(0.43)	$11.25	11.63%	0.23%	2.63%	24%	$40,591
2024	$9.53	0.26	0.93	1.19	(0.22)	—	(0.22)	$10.50	12.74%	0.23%	2.81%	23%	$36,507
2023	$9.16	0.23	0.44	0.67	(0.22)	(0.08)	(0.30)	$9.53	7.70%	0.23%	2.51%	21%	$27,154
2022	$10.66	0.33	(1.50)	(1.17)	(0.31)	(0.02)	(0.33)	$9.16	(11.37)%	0.23%	1.64%	13%	$19,654

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)Computed using average shares outstanding throughout the period.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2045 Portfolio
Investor Class
2026	$11.46	0.29(2)	1.67	1.96	(0.30)	(0.17)	(0.47)	$12.95	17.44%	0.58%	2.29%	16%	$10,427
2025	$10.65	0.24	1.02	1.26	(0.26)	(0.19)	(0.45)	$11.46	12.20%	0.58%	2.09%	23%	$6,146
2024	$9.62	0.21	1.02	1.23	(0.18)	(0.02)	(0.20)	$10.65	13.03%	0.58%	2.22%	43%	$4,705
2023	$9.15	0.17	0.57	0.74	(0.18)	(0.09)	(0.27)	$9.62	8.47%	0.58%	1.89%	24%	$2,792
2022	$10.68	0.32	(1.56)	(1.24)	(0.29)	—	(0.29)	$9.15	(11.94)%	0.58%	1.08%	12%	$1,719
I Class
2026	$11.47	0.22(2)	1.76	1.98	(0.32)	(0.17)	(0.49)	$12.96	17.67%	0.38%	2.49%	16%	$78
2025	$10.66	0.27	1.01	1.28	(0.28)	(0.19)	(0.47)	$11.47	12.42%	0.38%	2.29%	23%	$19
2024	$9.63	0.24	1.01	1.25	(0.20)	(0.02)	(0.22)	$10.66	13.25%	0.38%	2.42%	43%	$17
2023	$9.16	0.20	0.55	0.75	(0.19)	(0.09)	(0.28)	$9.63	8.69%	0.38%	2.09%	24%	$15
2022	$10.69	0.34	(1.56)	(1.22)	(0.31)	—	(0.31)	$9.16	(11.79)%	0.38%	1.28%	12%	$14
A Class
2026	$11.44	0.27(2)	1.66	1.93	(0.27)	(0.17)	(0.44)	$12.93	17.17%	0.83%	2.04%	16%	$753
2025	$10.63	0.21	1.02	1.23	(0.23)	(0.19)	(0.42)	$11.44	11.94%	0.83%	1.84%	23%	$609
2024	$9.60	0.14	1.07	1.21	(0.16)	(0.02)	(0.18)	$10.63	12.78%	0.83%	1.97%	43%	$38
2023	$9.14	0.17	0.54	0.71	(0.16)	(0.09)	(0.25)	$9.60	8.10%	0.83%	1.64%	24%	$5
2022	$10.67	0.31	(1.57)	(1.26)	(0.27)	—	(0.27)	$9.14	(12.14)%	0.83%	0.83%	12%	$5
R Class
2026	$11.42	0.23(2)	1.67	1.90	(0.24)	(0.17)	(0.41)	$12.91	16.91%	1.08%	1.79%	16%	$85,406
2025	$10.62	0.17	1.02	1.19	(0.20)	(0.19)	(0.39)	$11.42	11.57%	1.08%	1.59%	23%	$63,846
2024	$9.59	0.16	1.02	1.18	(0.13)	(0.02)	(0.15)	$10.62	12.51%	1.08%	1.72%	43%	$489
2023	$9.13	0.13	0.55	0.68	(0.13)	(0.09)	(0.22)	$9.59	7.83%	1.08%	1.39%	24%	$269
2022	$10.66	0.26	(1.54)	(1.28)	(0.25)	—	(0.25)	$9.13	(12.33)%	1.08%	0.58%	12%	$60
R6 Class
2026	$11.48	0.31(2)	1.69	2.00	(0.34)	(0.17)	(0.51)	$12.97	17.83%	0.23%	2.64%	16%	$77,351
2025	$10.67	0.29	1.00	1.29	(0.29)	(0.19)	(0.48)	$11.48	12.58%	0.23%	2.44%	23%	$47,713
2024	$9.63	0.25	1.03	1.28	(0.22)	(0.02)	(0.24)	$10.67	13.52%	0.23%	2.57%	43%	$44,042
2023	$9.17	0.22	0.54	0.76	(0.21)	(0.09)	(0.30)	$9.63	8.74%	0.23%	2.24%	24%	$30,626
2022	$10.70	0.34	(1.54)	(1.20)	(0.33)	—	(0.33)	$9.17	(11.67)%	0.23%	1.43%	12%	$22,372

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)Computed using average shares outstanding throughout the period.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2050 Portfolio
Investor Class
2026	$11.82	0.28(2)	1.90	2.18	(0.29)	(0.18)	(0.47)	$13.53	18.89%	0.58%	2.13%	15%	$5,359
2025	$10.80	0.22	1.14	1.36	(0.24)	(0.10)	(0.34)	$11.82	12.91%	0.58%	1.86%	21%	$4,329
2024	$9.69	0.19	1.13	1.32	(0.17)	(0.04)	(0.21)	$10.80	13.86%	0.58%	2.05%	18%	$3,265
2023	$9.14	0.16	0.64	0.80	(0.16)	(0.09)	(0.25)	$9.69	9.20%	0.58%	1.73%	20%	$1,859
2022	$10.70	0.35	(1.59)	(1.24)	(0.32)	—	(0.32)	$9.14	(12.05)%	0.58%	1.15%	10%	$1,482
I Class
2026	$11.83	0.33(2)	1.88	2.21	(0.32)	(0.18)	(0.50)	$13.54	19.11%	0.38%	2.33%	15%	$42
2025	$10.81	0.08	1.30	1.38	(0.26)	(0.10)	(0.36)	$11.83	13.13%	0.38%	2.06%	21%	$24
2024	$9.70	0.36	0.98	1.34	(0.19)	(0.04)	(0.23)	$10.81	14.07%	0.38%	2.25%	18%	$6
2023	$9.15	0.18	0.64	0.82	(0.18)	(0.09)	(0.27)	$9.70	9.42%	0.38%	1.93%	20%	$5
2022	$10.72	0.37	(1.60)	(1.23)	(0.34)	—	(0.34)	$9.15	(11.89)%	0.38%	1.35%	10%	$5
A Class
2026	$11.81	0.25(2)	1.89	2.14	(0.26)	(0.18)	(0.44)	$13.51	18.52%	0.83%	1.88%	15%	$524
2025	$10.78	0.17	1.17	1.34	(0.21)	(0.10)	(0.31)	$11.81	12.74%	0.83%	1.61%	21%	$255
2024	$9.68	0.15	1.13	1.28	(0.14)	(0.04)	(0.18)	$10.78	13.48%	0.83%	1.80%	18%	$84
2023	$9.13	0.14	0.64	0.78	(0.14)	(0.09)	(0.23)	$9.68	8.93%	0.83%	1.48%	20%	$5
2022	$10.70	0.33	(1.60)	(1.27)	(0.30)	—	(0.30)	$9.13	(12.24)%	0.83%	0.90%	10%	$5
R Class
2026	$11.79	0.21(2)	1.90	2.11	(0.23)	(0.18)	(0.41)	$13.49	18.25%	1.08%	1.63%	15%	$84,325
2025	$10.76	0.18	1.13	1.31	(0.18)	(0.10)	(0.28)	$11.79	12.48%	1.08%	1.36%	21%	$63,109
2024	$9.66	0.13	1.13	1.26	(0.12)	(0.04)	(0.16)	$10.76	13.23%	1.08%	1.55%	18%	$438
2023	$9.11	0.11	0.65	0.76	(0.12)	(0.09)	(0.21)	$9.66	8.67%	1.08%	1.23%	20%	$231
2022	$10.68	0.29	(1.58)	(1.29)	(0.28)	—	(0.28)	$9.11	(12.45)%	1.08%	0.65%	10%	$195
R6 Class
2026	$11.84	0.31(2)	1.93	2.24	(0.34)	(0.18)	(0.52)	$13.56	19.37%	0.23%	2.48%	15%	$62,291
2025	$10.81	0.27	1.14	1.41	(0.28)	(0.10)	(0.38)	$11.84	13.39%	0.23%	2.21%	21%	$44,211
2024	$9.71	0.22	1.12	1.34	(0.20)	(0.04)	(0.24)	$10.81	14.12%	0.23%	2.40%	18%	$38,205
2023	$9.16	0.19	0.64	0.83	(0.19)	(0.09)	(0.28)	$9.71	9.58%	0.23%	2.08%	20%	$23,167
2022	$10.72	0.37	(1.57)	(1.20)	(0.36)	—	(0.36)	$9.16	(11.69)%	0.23%	1.50%	10%	$15,032

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)Computed using average shares outstanding throughout the period.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2055 Portfolio
Investor Class
2026	$12.00	0.26(2)	2.13	2.39	(0.29)	(0.18)	(0.47)	$13.92	20.33%	0.58%	1.93%	16%	$5,070
2025	$10.90	0.21	1.22	1.43	(0.23)	(0.10)	(0.33)	$12.00	13.44%	0.58%	1.60%	26%	$3,719
2024	$9.71	0.18	1.17	1.35	(0.16)	—	(0.16)	$10.90	14.13%	0.58%	1.90%	18%	$2,282
2023	$9.14	0.14	0.70	0.84	(0.16)	(0.11)	(0.27)	$9.71	9.69%	0.58%	1.60%	34%	$1,296
2022	$10.73	0.36	(1.62)	(1.26)	(0.33)	—	(0.33)	$9.14	(12.17)%	0.58%	1.09%	20%	$696
I Class
2026	$12.02	0.06(2)	2.35	2.41	(0.31)	(0.18)	(0.49)	$13.94	20.54%	0.38%	2.13%	16%	$583
2025	$10.91	0.23	1.24	1.47	(0.26)	(0.10)	(0.36)	$12.02	13.75%	0.38%	1.80%	26%	$7
2024	$9.72	0.21	1.16	1.37	(0.18)	—	(0.18)	$10.91	14.35%	0.38%	2.10%	18%	$6
2023	$9.15	0.17	0.69	0.86	(0.18)	(0.11)	(0.29)	$9.72	9.90%	0.38%	1.80%	34%	$5
2022	$10.73	0.38	(1.61)	(1.23)	(0.35)	—	(0.35)	$9.15	(11.93)%	0.38%	1.29%	20%	$5
A Class
2026	$11.98	0.18(2)	2.16	2.34	(0.25)	(0.18)	(0.43)	$13.89	19.97%	0.83%	1.68%	16%	$377
2025	$10.89	0.16	1.24	1.40	(0.21)	(0.10)	(0.31)	$11.98	13.07%	0.83%	1.35%	26%	$71
2024	$9.70	0.16	1.17	1.33	(0.14)	—	(0.14)	$10.89	13.86%	0.83%	1.65%	18%	$30
2023	$9.12	0.13	0.70	0.83	(0.14)	(0.11)	(0.25)	$9.70	9.54%	0.83%	1.35%	34%	$5
2022	$10.71	0.33	(1.61)	(1.28)	(0.31)	—	(0.31)	$9.12	(12.38)%	0.83%	0.84%	20%	$5
R Class
2026	$11.97	0.19(2)	2.11	2.30	(0.22)	(0.18)	(0.40)	$13.87	19.70%	1.08%	1.43%	16%	$64,936
2025	$10.87	0.16	1.22	1.38	(0.18)	(0.10)	(0.28)	$11.97	12.81%	1.08%	1.10%	26%	$49,010
2024	$9.68	0.13	1.17	1.30	(0.11)	—	(0.11)	$10.87	13.61%	1.08%	1.40%	18%	$372
2023	$9.11	0.11	0.69	0.80	(0.12)	(0.11)	(0.23)	$9.68	9.16%	1.08%	1.10%	34%	$212
2022	$10.70	0.31	(1.61)	(1.30)	(0.29)	—	(0.29)	$9.11	(12.57)%	1.08%	0.59%	20%	$185
R6 Class
2026	$12.04	0.29(2)	2.14	2.43	(0.33)	(0.18)	(0.51)	$13.96	20.69%	0.23%	2.28%	16%	$38,393
2025	$10.93	0.25	1.23	1.48	(0.27)	(0.10)	(0.37)	$12.04	13.89%	0.23%	1.95%	26%	$27,527
2024	$9.74	0.22	1.17	1.39	(0.20)	—	(0.20)	$10.93	14.49%	0.23%	2.25%	18%	$24,200
2023	$9.16	0.18	0.70	0.88	(0.19)	(0.11)	(0.30)	$9.74	10.17%	0.23%	1.95%	34%	$12,875
2022	$10.74	0.38	(1.60)	(1.22)	(0.36)	—	(0.36)	$9.16	(11.81)%	0.23%	1.44%	20%	$9,578

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)Computed using average shares outstanding throughout the period.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2060 Portfolio
Investor Class
2026	$12.16	0.26(2)	2.18	2.44	(0.29)	(0.14)	(0.43)	$14.17	20.51%	0.58%	1.88%	15%	$8,168
2025	$11.01	0.21	1.27	1.48	(0.22)	(0.11)	(0.33)	$12.16	13.75%	0.58%	1.49%	17%	$5,311
2024	$9.82	0.17	1.22	1.39	(0.16)	(0.04)	(0.20)	$11.01	14.45%	0.58%	1.81%	22%	$3,078
2023	$9.15	0.14	0.75	0.89	(0.14)	(0.08)	(0.22)	$9.82	10.08%	0.59%	1.51%	23%	$1,535
2022	$10.73	0.33	(1.59)	(1.26)	(0.31)	(0.01)	(0.32)	$9.15	(12.16)%	0.58%	1.17%	19%	$687
I Class
2026	$12.16	0.36(2)	2.13	2.49	(0.32)	(0.14)	(0.46)	$14.19	20.92%	0.38%	2.08%	15%	$24
2025	$11.01	0.21	1.29	1.50	(0.24)	(0.11)	(0.35)	$12.16	13.97%	0.38%	1.69%	17%	$28
2024	$9.82	0.20	1.21	1.41	(0.18)	(0.04)	(0.22)	$11.01	14.67%	0.38%	2.01%	22%	$14
2023	$9.16	0.17	0.73	0.90	(0.16)	(0.08)	(0.24)	$9.82	10.18%	0.39%	1.71%	23%	$12
2022	$10.73	0.27	(1.50)	(1.23)	(0.33)	(0.01)	(0.34)	$9.16	(11.92)%	0.38%	1.37%	19%	$11
A Class
2026	$12.14	0.24(2)	2.17	2.41	(0.26)	(0.14)	(0.40)	$14.15	20.23%	0.83%	1.63%	15%	$277
2025	$10.99	0.16	1.29	1.45	(0.19)	(0.11)	(0.30)	$12.14	13.48%	0.83%	1.24%	17%	$55
2024	$9.79	0.15	1.23	1.38	(0.14)	(0.04)	(0.18)	$10.99	14.30%	0.83%	1.56%	22%	$20
2023	$9.13	0.12	0.74	0.86	(0.12)	(0.08)	(0.20)	$9.79	9.71%	0.84%	1.26%	23%	$6
2022	$10.71	0.33	(1.61)	(1.28)	(0.29)	(0.01)	(0.30)	$9.13	(12.37)%	0.83%	0.92%	19%	$5
R Class
2026	$12.11	0.18(2)	2.20	2.38	(0.23)	(0.14)	(0.37)	$14.12	19.98%	1.08%	1.38%	15%	$72,603
2025	$10.97	0.13	1.28	1.41	(0.16)	(0.11)	(0.27)	$12.11	13.13%	1.08%	0.99%	17%	$52,039
2024	$9.78	0.05	1.30	1.35	(0.12)	(0.04)	(0.16)	$10.97	13.93%	1.08%	1.31%	22%	$261
2023	$9.12	0.20	0.64	0.84	(0.10)	(0.08)	(0.18)	$9.78	9.43%	1.09%	1.01%	23%	$87
2022	$10.70	0.27	(1.57)	(1.30)	(0.27)	(0.01)	(0.28)	$9.12	(12.56)%	1.08%	0.67%	19%	$98
R6 Class
2026	$12.17	0.28(2)	2.23	2.51	(0.34)	(0.14)	(0.48)	$14.20	21.08%	0.23%	2.23%	15%	$23,916
2025	$11.02	0.25	1.27	1.52	(0.26)	(0.11)	(0.37)	$12.17	14.13%	0.23%	1.84%	17%	$17,640
2024	$9.83	0.22	1.21	1.43	(0.20)	(0.04)	(0.24)	$11.02	14.83%	0.23%	2.16%	22%	$14,476
2023	$9.16	0.16	0.76	0.92	(0.17)	(0.08)	(0.25)	$9.83	10.46%	0.24%	1.86%	23%	$8,366
2022	$10.74	0.36	(1.58)	(1.22)	(0.35)	(0.01)	(0.36)	$9.16	(11.90)%	0.23%	1.52%	19%	$3,871

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)Computed using average shares outstanding throughout the period.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2065 Portfolio
Investor Class
2026	$12.18	0.23(2)	2.24	2.47	(0.27)	(0.11)	(0.38)	$14.27	20.59%	0.58%	1.64%	11%	$9,099
2025	$10.94	0.21	1.25	1.46	(0.22)	—	(0.22)	$12.18	13.51%	0.58%	1.72%	16%	$5,101
2024	$9.71	0.17	1.22	1.39	(0.16)	—	(0.16)	$10.94	14.56%	0.58%	1.75%	17%	$3,479
2023	$9.19	0.14	0.73	0.87	(0.17)	(0.18)	(0.35)	$9.71	10.06%	0.59%	1.26%	64%	$2,032
2022	$10.79	0.36	(1.63)	(1.27)	(0.33)	—	(0.33)	$9.19	(12.20)%	0.58%	2.57%	45%	$1,145
I Class
2026	$12.19	0.22(2)	2.27	2.49	(0.29)	(0.11)	(0.40)	$14.28	20.82%	0.38%	1.84%	11%	$53
2025	$10.94	0.21	1.28	1.49	(0.24)	—	(0.24)	$12.19	13.83%	0.38%	1.92%	16%	$14
2024	$9.71	0.20	1.21	1.41	(0.18)	—	(0.18)	$10.94	14.79%	0.38%	1.95%	17%	$6
2023	$9.20	0.17	0.71	0.88	(0.19)	(0.18)	(0.37)	$9.71	10.17%	0.39%	1.46%	64%	$5
2022	$10.80	0.38	(1.63)	(1.25)	(0.35)	—	(0.35)	$9.20	(12.05)%	0.38%	2.77%	45%	$5
A Class
2026	$12.16	0.23(2)	2.19	2.42	(0.23)	(0.11)	(0.34)	$14.24	20.24%	0.83%	1.39%	11%	$1,117
2025	$10.91	0.17	1.27	1.44	(0.19)	—	(0.19)	$12.16	13.36%	0.83%	1.47%	16%	$242
2024	$9.69	0.16	1.20	1.36	(0.14)	—	(0.14)	$10.91	14.20%	0.83%	1.50%	17%	$140
2023	$9.17	0.13	0.72	0.85	(0.15)	(0.18)	(0.33)	$9.69	9.80%	0.84%	1.01%	64%	$5
2022	$10.78	0.33	(1.63)	(1.30)	(0.31)	—	(0.31)	$9.17	(12.49)%	0.83%	2.32%	45%	$5
R Class
2026	$12.14	0.10(2)	2.29	2.39	(0.20)	(0.11)	(0.31)	$14.22	19.97%	1.08%	1.14%	11%	$6,582
2025	$10.90	0.15	1.25	1.40	(0.16)	—	(0.16)	$12.14	12.99%	1.08%	1.22%	16%	$1,504
2024	$9.68	0.14	1.19	1.33	(0.11)	—	(0.11)	$10.90	13.93%	1.08%	1.25%	17%	$734
2023	$9.16	0.11	0.71	0.82	(0.12)	(0.18)	(0.30)	$9.68	9.53%	1.09%	0.76%	64%	$297
2022	$10.77	0.26	(1.59)	(1.33)	(0.28)	—	(0.28)	$9.16	(12.68)%	1.08%	2.07%	45%	$206
R6 Class
2026	$12.20	0.27(2)	2.24	2.51	(0.31)	(0.11)	(0.42)	$14.29	20.99%	0.23%	1.99%	11%	$12,486
2025	$10.95	0.25	1.26	1.51	(0.26)	—	(0.26)	$12.20	13.99%	0.23%	2.07%	16%	$7,103
2024	$9.72	0.19	1.24	1.43	(0.20)	—	(0.20)	$10.95	14.94%	0.23%	2.10%	17%	$4,263
2023	$9.21	0.21	0.68	0.89	(0.20)	(0.18)	(0.38)	$9.72	10.33%	0.24%	1.61%	64%	$1,345
2022	$10.80	0.37	(1.60)	(1.23)	(0.36)	—	(0.36)	$9.21	(11.84)%	0.23%	2.92%	45%	$921

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)Computed using average shares outstanding throughout the period.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Period Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(3)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(1)	Operating Expenses	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Blend+ 2070 Portfolio
Investor Class
2026(2)	$10.00	0.03	1.20	1.23	(0.19)	$11.04	12.52%	0.59%	0.93%	48%	$862
I Class
2026(2)	$10.00	0.21	1.03	1.24	(0.19)	$11.05	12.64%	0.39%	1.13%	48%	$28
A Class
2026(2)	$10.00	0.10	1.11	1.21	(0.19)	$11.02	12.29%	0.84%	0.68%	48%	$118
R Class
2026(2)	$10.00	0.13	1.07	1.20	(0.19)	$11.01	12.17%	1.09%	0.43%	48%	$90
R6 Class
2026(2)	$10.00	0.22	1.03	1.25	(0.19)	$11.06	12.76%	0.24%	1.28%	48%	$30

Notes to Financial Highlights
(1)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(2)December 1, 2025 (fund inception) through July 31, 2026.
(3)Computed using average shares outstanding throughout the period.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Directors of American Century Asset Allocation Portfolios, Inc.:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of American Century Asset Allocation Portfolios, Inc. comprising the One Choice® Blend+ In Retirement Portfolio, One Choice® Blend+ 2025 Portfolio, One Choice® Blend+ 2030 Portfolio, One Choice® Blend+ 2035 Portfolio, One Choice® Blend+ 2040 Portfolio, One Choice® Blend+ 2045 Portfolio, One Choice® Blend+ 2050 Portfolio, One Choice® Blend+ 2055 Portfolio, One Choice® Blend+ 2060 Portfolio, One Choice® Blend+ 2065 Portfolio, and One Choice® Blend+ 2070 Portfolio (the “Funds”), including the schedules of investments, as of July 31, 2026; the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended for the Funds, except One Choice® Blend+ 2070 Portfolio; the related statements of operations, changes in net assets, and financial highlights for the period from December 1, 2025 (fund inception) through July 31, 2026, for One Choice® Blend+ 2070 Portfolio; and the related notes (collectively referred to as the “financial statements and financial highlights”).

In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds, except One Choice® Blend+ 2070 Portfolio, as of July 31, 2026, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of One Choice® Blend+ 2070 Portfolio as of July 31, 2026; the results of operations, changes in net assets, and financial highlights for One Choice® Blend+ 2070 Portfolio for the period from December 1, 2025 (fund inception) through July 31, 2026, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2026, by correspondence with the custodian, the transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
September 17, 2026

We have served as the auditor of one or more American Century investment companies since 1997.
78

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code (IRC).

The funds hereby designate up to the maximum amount allowable as qualified dividend income for the fiscal year ended July 31, 2026.

The funds hereby designate the following, or up to the maximum amount allowable, for the fiscal year ended July 31, 2026.

	Corporate Dividends Received Deduction	Qualified Short-Term Capital Gain Distributions (IRC Section 871)	Long-Term Capital Gain Distributions (20% Rate)
One Choice Blend+ In Retirement Portfolio	$190,477	$138,191	$210,308
One Choice Blend+ 2025 Portfolio	$269,171	$368,133	$908,111
One Choice Blend+ 2030 Portfolio	$507,614	$583,813	$1,046,477
One Choice Blend+ 2035 Portfolio	$599,265	$618,727	$976,876
One Choice Blend+ 2040 Portfolio	$671,418	$804,463	$743,292
One Choice Blend+ 2045 Portfolio	$710,346	$814,036	$999,432
One Choice Blend+ 2050 Portfolio	$720,615	$906,222	$845,421
One Choice Blend+ 2055 Portfolio	$567,783	$721,587	$627,184
One Choice Blend+ 2060 Portfolio	$546,296	$584,682	$511,240
One Choice Blend+ 2065 Portfolio	$115,804	$36,415	$108,191
One Choice Blend+ 2070 Portfolio	$1,549	$411	—

For the fiscal year ended July 31, 2026, the funds intend to pass through to shareholders the following foreign source income and foreign taxes paid, or up to the maximum amount allowable, as a foreign tax credit.

	Foreign Tax Credit		Foreign Source Income
	Amount	Per Outstanding Share	Amount	Per Outstanding Share
One Choice Blend+ In Retirement Portfolio	$11,496	$0.0016	$174,735	$0.0245
One Choice Blend+ 2025 Portfolio	$19,045	$0.0027	$276,800	$0.0392
One Choice Blend+ 2030 Portfolio	$40,291	$0.0031	$555,040	$0.0426
One Choice Blend+ 2035 Portfolio	$54,133	$0.0036	$699,014	$0.0466
One Choice Blend+ 2040 Portfolio	$71,506	$0.0055	$869,055	$0.0669
One Choice Blend+ 2045 Portfolio	$77,824	$0.0058	$929,493	$0.0691
One Choice Blend+ 2050 Portfolio	$80,458	$0.0071	$957,676	$0.0849
One Choice Blend+ 2055 Portfolio	$63,786	$0.0081	$759,319	$0.0965
One Choice Blend+ 2060 Portfolio	$61,127	$0.0082	$727,371	$0.0980
One Choice Blend+ 2065 Portfolio	$12,446	$0.0061	$147,871	$0.0719
One Choice Blend+ 2070 Portfolio	$132	$0.0013	$1,530	$0.0150

The funds utilized the following earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction (tax equalization).
Dividends Paid Deduction (Tax Equalization)
One Choice Blend+ In Retirement Portfolio	$263,462
One Choice Blend+ 2025 Portfolio	—
One Choice Blend+ 2030 Portfolio	—
One Choice Blend+ 2035 Portfolio	—
One Choice Blend+ 2040 Portfolio	—
One Choice Blend+ 2045 Portfolio	—
One Choice Blend+ 2050 Portfolio	—
One Choice Blend+ 2055 Portfolio	—
One Choice Blend+ 2060 Portfolio	—
One Choice Blend+ 2065 Portfolio	—
One Choice Blend+ 2070 Portfolio	—

79

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2026 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-97414 2609

Annual Financial Statements and Other Information

July 31, 2026

One Choice® Portfolio: Very Conservative
Investor Class (AONIX)
R Class (AORHX)

One Choice® Portfolio: Conservative
Investor Class (AOCIX)
R Class (AORSX)

One Choice® Portfolio: Moderate
Investor Class (AOMIX)
R Class (AORMX)

One Choice® Portfolio: Aggressive
Investor Class (AOGIX)
R Class (AORYX)

One Choice® Portfolio: Very Aggressive
Investor Class (AOVIX)
R Class (AORVX)

Investors should carefully consider a fund’s investment objectives, risks, charges and expenses. For this and additional information about a fund, including the Annual Shareholder Report, Semiannual Shareholder Report, Prospectus and Statement of Additional Information, visit americancentury.com/docs.

Schedule of Investments
JULY 31, 2026

One Choice Portfolio: Very Conservative

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 56.2%
Diversified Bond Fund Investor Class	7,693,507	$69,087,689
High Income Fund Investor Class	406,056	3,488,021
Inflation-Adjusted Bond Fund Investor Class	3,058,683	31,932,652
Short Duration Fund Investor Class	4,624,355	45,087,464
Short Duration Inflation Protection Bond Fund Investor Class	4,286,279	44,920,202
		194,516,028
Domestic Equity Funds — 20.6%
Focused Large Cap Value Fund Investor Class	1,755,078	20,832,776
Growth Fund Investor Class	163,405	9,537,924
Heritage Fund Investor Class	321,589	6,875,580
Large Cap Equity Fund Investor Class	391,392	20,144,922
Mid Cap Value Fund Investor Class	460,729	7,790,933
Select Fund Investor Class	19,574	2,548,864
Small Cap Dividend Fund Investor Class	141,116	1,754,075
Small Cap Growth Fund Investor Class	68,317	1,702,448
		71,187,522
International Fixed Income Funds — 16.2%
Emerging Markets Debt Fund Investor Class	741,014	6,898,840
Global Bond Fund Investor Class	5,744,336	49,171,518
		56,070,358
International Equity Funds — 4.5%
Global Real Estate Fund Investor Class	226,334	3,422,170
International Growth Fund Investor Class	438,265	6,153,235
International Value Fund Investor Class	479,686	6,202,334
		15,777,739
Money Market Funds — 2.5%
U.S. Government Money Market Fund Investor Class	8,710,264	8,710,264
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $323,443,198)		346,261,911
OTHER ASSETS AND LIABILITIES — 0.0%		—
TOTAL NET ASSETS — 100.0%		$346,261,911

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
2

Schedule of Investments
JULY 31, 2026

One Choice Portfolio: Conservative

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 40.3%
Diversified Bond Fund Investor Class	21,833,046	$196,060,749
High Income Fund Investor Class	2,580,555	22,166,968
Inflation-Adjusted Bond Fund Investor Class	8,628,134	90,077,720
Short Duration Fund Investor Class	6,737,902	65,694,548
Short Duration Inflation Protection Bond Fund Investor Class	5,225,871	54,767,126
		428,767,111
Domestic Equity Funds — 33.3%
Focused Large Cap Value Fund Investor Class	8,218,888	97,558,200
Growth Fund Investor Class	801,723	46,796,570
Heritage Fund Investor Class	1,645,826	35,187,756
Large Cap Equity Fund Investor Class	1,988,144	102,329,789
Mid Cap Value Fund Investor Class	2,350,569	39,748,114
Select Fund Investor Class	105,270	13,708,195
Small Cap Dividend Fund Investor Class	777,286	9,661,660
Small Cap Growth Fund Investor Class	363,395	9,055,795
		354,046,079
International Fixed Income Funds — 12.9%
Emerging Markets Debt Fund Investor Class	2,356,860	21,942,369
Global Bond Fund Investor Class	13,439,871	115,045,298
		136,987,667
International Equity Funds — 11.7%
Global Real Estate Fund Investor Class	1,374,110	20,776,545
International Growth Fund Investor Class	3,225,928	45,292,024
International Small-Mid Cap Fund Investor Class	1,080,801	13,283,045
International Value Fund Investor Class	3,506,925	45,344,542
		124,696,156
Money Market Funds — 1.8%
U.S. Government Money Market Fund Investor Class	19,532,673	19,532,673
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $916,869,996)		1,064,029,686
OTHER ASSETS AND LIABILITIES — 0.0%		—
TOTAL NET ASSETS — 100.0%		$1,064,029,686

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
3

Schedule of Investments
JULY 31, 2026

One Choice Portfolio: Moderate

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 42.3%
Focused Dynamic Growth Fund Investor Class	450,550	$34,737,394
Focused Large Cap Value Fund Investor Class	17,860,601	212,005,331
Growth Fund Investor Class	1,578,474	92,135,539
Heritage Fund Investor Class	3,709,444	79,307,923
Large Cap Equity Fund Investor Class	3,904,480	200,963,561
Mid Cap Value Fund Investor Class	4,944,421	83,610,154
Select Fund Investor Class	106,400	13,855,426
Small Cap Growth Fund Investor Class	418,688	10,433,707
Small Cap Value Fund Investor Class	991,100	10,664,239
		737,713,274
Domestic Fixed Income Funds — 26.7%
Core Plus Fund Investor Class	26,578,322	239,736,460
High Income Fund Investor Class	4,237,422	36,399,455
Inflation-Adjusted Bond Fund Investor Class	9,630,373	100,541,094
Short Duration Fund Investor Class	7,278,057	70,961,060
Short Duration Inflation Protection Bond Fund Investor Class	1,769,641	18,545,842
		466,183,911
International Equity Funds — 21.9%
Emerging Markets Fund Investor Class	3,640,788	66,480,797
Global Real Estate Fund Investor Class	3,053,402	46,167,439
International Growth Fund Investor Class	8,064,974	113,232,231
International Small-Mid Cap Fund Investor Class	3,208,735	39,435,354
International Value Fund Investor Class	6,416,636	82,967,109
Non-U.S. Intrinsic Value Fund Investor Class	3,021,848	34,600,158
		382,883,088
International Fixed Income Funds — 8.3%
Emerging Markets Debt Fund Investor Class	3,890,138	36,217,183
Global Bond Fund Investor Class	12,753,507	109,170,020
		145,387,203
Money Market Funds — 0.8%
U.S. Government Money Market Fund Investor Class	13,989,518	13,989,518
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,361,274,134)		1,746,156,994
OTHER ASSETS AND LIABILITIES — 0.0%		—
TOTAL NET ASSETS — 100.0%		$1,746,156,994

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
4

Schedule of Investments
JULY 31, 2026

One Choice Portfolio: Aggressive

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 53.6%
Focused Dynamic Growth Fund Investor Class	549,998	$42,404,844
Focused Large Cap Value Fund Investor Class	11,011,689	130,708,747
Growth Fund Investor Class	887,199	51,785,821
Heritage Fund Investor Class	2,446,298	52,301,853
Large Cap Equity Fund Investor Class	2,454,283	126,321,970
Mid Cap Value Fund Investor Class	3,284,411	55,539,390
Small Cap Growth Fund Investor Class	463,677	11,554,841
Small Cap Value Fund Investor Class	1,096,228	11,795,412
		482,412,878
International Equity Funds — 29.2%
Emerging Markets Fund Investor Class	2,761,513	50,425,233
Global Real Estate Fund Investor Class	2,136,188	32,299,161
International Growth Fund Investor Class	5,245,288	73,643,848
International Small-Mid Cap Fund Investor Class	2,460,576	30,240,479
International Value Fund Investor Class	3,302,275	42,698,421
Non-U.S. Intrinsic Value Fund Investor Class	2,948,075	33,755,463
		263,062,605
Domestic Fixed Income Funds — 13.1%
Core Plus Fund Investor Class	7,501,796	67,666,204
High Income Fund Investor Class	2,407,634	20,681,575
Inflation-Adjusted Bond Fund Investor Class	2,157,549	22,524,812
Short Duration Fund Investor Class	235,310	2,294,276
Short Duration Inflation Protection Bond Fund Investor Class	436,109	4,570,427
		117,737,294
International Fixed Income Funds — 3.8%
Emerging Markets Debt Fund Investor Class	1,233,504	11,483,921
Global Bond Fund Investor Class	2,640,198	22,600,092
		34,084,013
Money Market Funds — 0.3%
U.S. Government Money Market Fund Investor Class	2,298,379	2,298,379
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $617,709,606)		899,595,169
OTHER ASSETS AND LIABILITIES — 0.0%		—
TOTAL NET ASSETS — 100.0%		$899,595,169

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
5

Schedule of Investments
JULY 31, 2026

One Choice Portfolio: Very Aggressive

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 62.4%
Focused Dynamic Growth Fund Investor Class	292,466	$22,549,132
Focused Large Cap Value Fund Investor Class	4,779,704	56,735,091
Growth Fund Investor Class	496,955	29,007,249
Heritage Fund Investor Class	1,139,252	24,357,201
Large Cap Equity Fund Investor Class	1,066,411	54,888,195
Mid Cap Value Fund Investor Class	1,532,843	25,920,368
Small Cap Growth Fund Investor Class	219,917	5,480,335
Small Cap Value Fund Investor Class	603,225	6,490,697
		225,428,268
International Equity Funds — 37.6%
Emerging Markets Fund Investor Class	1,604,343	29,295,311
Global Real Estate Fund Investor Class	1,015,239	15,350,416
International Growth Fund Investor Class	2,374,189	33,333,608
International Small-Mid Cap Fund Investor Class	1,494,225	18,364,025
International Value Fund Investor Class	1,440,605	18,627,021
Non-U.S. Intrinsic Value Fund Investor Class	1,801,099	20,622,580
		135,592,961
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $223,502,862)		361,021,229
OTHER ASSETS AND LIABILITIES — 0.0%		—
TOTAL NET ASSETS — 100.0%		$361,021,229

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
6

Statements of Assets and Liabilities

JULY 31, 2026
	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate
Assets
Investment securities - affiliated, at value	$346,261,911	$1,064,029,686	$1,746,156,994
Receivable for investments sold	24,443	295,789	744,511
Receivable for capital shares sold	5,929	29,571	228,348
Distributions receivable from underlying funds	481,703	1,189,528	1,545,263
	346,773,986	1,065,544,574	1,748,675,116

Liabilities
Payable for investments purchased	481,703	1,189,528	1,545,263
Payable for capital shares redeemed	29,666	324,664	965,456
Distribution and service fees payable	706	696	7,403
	512,075	1,514,888	2,518,122

Net Assets	$346,261,911	$1,064,029,686	$1,746,156,994

Net Assets Consist of:
Capital (par value and paid-in surplus)	$323,876,699	$890,706,894	$1,276,572,203
Distributable earnings (loss)	22,385,212	173,322,792	469,584,791
	$346,261,911	$1,064,029,686	$1,746,156,994

Investment securities - affiliated, at cost	$323,443,198	$916,869,996	$1,361,274,134

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice Portfolio: Very Conservative
Investor Class, $0.01 Par Value	$344,611,985	28,585,103	$12.06
R Class, $0.01 Par Value	$1,649,926	136,760	$12.06
One Choice Portfolio: Conservative
Investor Class, $0.01 Par Value	$1,062,389,711	75,065,909	$14.15
R Class, $0.01 Par Value	$1,639,975	115,924	$14.15
One Choice Portfolio: Moderate
Investor Class, $0.01 Par Value	$1,728,612,048	101,513,639	$17.03
R Class, $0.01 Par Value	$17,544,946	1,030,692	$17.02

See Notes to Financial Statements.
7

Statements of Assets and Liabilities

JULY 31, 2026
	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Assets
Investment securities - affiliated, at value	$899,595,169	$361,021,229
Cash	500	—
Receivable for investments sold	513,566	—
Receivable for capital shares sold	42,190	58,633
Distributions receivable from underlying funds	425,985	—
	900,577,410	361,079,862

Liabilities
Payable for investments purchased	425,985	37,279
Payable for capital shares redeemed	554,132	17,552
Distribution and service fees payable	2,124	3,802
	982,241	58,633

Net Assets	$899,595,169	$361,021,229

Net Assets Consist of:
Capital (par value and paid-in surplus)	$566,597,612	$202,515,391
Distributable earnings (loss)	332,997,557	158,505,838
	$899,595,169	$361,021,229

Investment securities - affiliated, at cost	$617,709,606	$223,502,862

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice Portfolio: Aggressive
Investor Class, $0.01 Par Value	$894,524,572	48,501,627	$18.44
R Class, $0.01 Par Value	$5,070,597	275,065	$18.43
One Choice Portfolio: Very Aggressive
Investor Class, $0.01 Par Value	$351,994,133	15,259,101	$23.07
R Class, $0.01 Par Value	$9,027,096	391,466	$23.06

See Notes to Financial Statements.
8

Statements of Operations

YEAR ENDED JULY 31, 2026
	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate
Investment Income (Loss)
Income:
Income distributions from underlying funds	$13,031,272	$34,336,821	$50,500,990
Interest	2,708	6,807	6,944
	13,033,980	34,343,628	50,507,934

Expenses:
Distribution and service fees - R Class	8,057	8,553	83,120
Directors' fees and expenses	11,536	34,583	57,463
	19,593	43,136	140,583

Net investment income (loss)	13,014,387	34,300,492	50,367,351

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	3,739,574	(1,087,554)	20,944,410
Capital gain distributions received from underlying funds	9,773,480	50,210,866	108,131,531
	13,513,054	49,123,312	129,075,941

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(4,913,511)	7,347,889	27,356,123

Net realized and unrealized gain (loss) on affiliates	8,599,543	56,471,201	156,432,064

Net Increase (Decrease) in Net Assets Resulting from Operations	$21,613,930	$90,771,693	$206,799,415

See Notes to Financial Statements.
9

Statements of Operations

YEAR ENDED JULY 31, 2026
	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Investment Income (Loss)
Income:
Income distributions from underlying funds	$21,488,730	$6,479,312
Interest	3,705	815
	21,492,435	6,480,127

Expenses:
Distribution and service fees - R Class	23,467	40,714
Directors' fees and expenses	28,643	11,304
Other expenses	—	26
	52,110	52,044

Net investment income (loss)	21,440,325	6,428,083

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	12,011,023	7,431,966
Capital gain distributions received from underlying funds	65,196,012	30,101,690
	77,207,035	37,533,656

Change in net unrealized appreciation (depreciation) on investments in underlying funds	25,470,494	13,786,030

Net realized and unrealized gain (loss) on affiliates	102,677,529	51,319,686

Net Increase (Decrease) in Net Assets Resulting from Operations	$124,117,854	$57,747,769

See Notes to Financial Statements.
10

Statements of Changes in Net Assets

YEARS ENDED JULY 31, 2026 AND JULY 31, 2025
	One Choice Portfolio: Very Conservative		One Choice Portfolio: Conservative
Increase (Decrease) in Net Assets	July 31, 2026	July 31, 2025	July 31, 2026	July 31, 2025
Operations
Net investment income (loss)	$13,014,387	$12,704,925	$34,300,492	$31,903,506
Net realized gain (loss)	13,513,054	4,309,726	49,123,312	28,392,847
Change in net unrealized appreciation (depreciation)	(4,913,511)	3,712,356	7,347,889	14,559,885
Net increase (decrease) in net assets resulting from operations	21,613,930	20,727,007	90,771,693	74,856,238

Distributions to Shareholders
From earnings:
Investor Class	(12,799,735)	(12,583,714)	(52,884,581)	(31,609,376)
R Class	(49,519)	(44,858)	(76,614)	(46,033)
Decrease in net assets from distributions	(12,849,254)	(12,628,572)	(52,961,195)	(31,655,409)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(30,972,137)	(29,067,446)	(56,834,813)	(76,558,474)

Net increase (decrease) in net assets	(22,207,461)	(20,969,011)	(19,024,315)	(33,357,645)

Net Assets
Beginning of period	368,469,372	389,438,383	1,083,054,001	1,116,411,646
End of period	$346,261,911	$368,469,372	$1,064,029,686	$1,083,054,001

See Notes to Financial Statements.
11

Statements of Changes in Net Assets

YEARS ENDED JULY 31, 2026 AND JULY 31, 2025
	One Choice Portfolio: Moderate		One Choice Portfolio: Aggressive
Increase (Decrease) in Net Assets	July 31, 2026	July 31, 2025	July 31, 2026	July 31, 2025
Operations
Net investment income (loss)	$50,367,351	$45,727,321	$21,440,325	$19,741,805
Net realized gain (loss)	129,075,941	65,125,395	77,207,035	48,746,708
Change in net unrealized appreciation (depreciation)	27,356,123	44,848,108	25,470,494	20,532,039
Net increase (decrease) in net assets resulting from operations	206,799,415	155,700,824	124,117,854	89,020,552

Distributions to Shareholders
From earnings:
Investor Class	(114,172,483)	(45,114,050)	(71,517,810)	(21,917,223)
R Class	(949,722)	(306,872)	(324,999)	(89,071)
Decrease in net assets from distributions	(115,122,205)	(45,420,922)	(71,842,809)	(22,006,294)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(128,108,241)	(148,017,030)	(31,826,537)	(88,962,896)

Net increase (decrease) in net assets	(36,431,031)	(37,737,128)	20,448,508	(21,948,638)

Net Assets
Beginning of period	1,782,588,025	1,820,325,153	879,146,661	901,095,299
End of period	$1,746,156,994	$1,782,588,025	$899,595,169	$879,146,661

See Notes to Financial Statements.
12

Statements of Changes in Net Assets

YEARS ENDED JULY 31, 2026 AND JULY 31, 2025
	One Choice Portfolio: Very Aggressive
Increase (Decrease) in Net Assets	July 31, 2026	July 31, 2025
Operations
Net investment income (loss)	$6,428,083	$5,475,453
Net realized gain (loss)	37,533,656	22,615,104
Change in net unrealized appreciation (depreciation)	13,786,030	11,263,304
Net increase (decrease) in net assets resulting from operations	57,747,769	39,353,861

Distributions to Shareholders
From earnings:
Investor Class	(26,510,762)	(6,532,985)
R Class	(544,963)	(100,730)
Decrease in net assets from distributions	(27,055,725)	(6,633,715)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(11,979,678)	(43,633,193)

Net increase (decrease) in net assets	18,712,366	(10,913,047)

Net Assets
Beginning of period	342,308,863	353,221,910
End of period	$361,021,229	$342,308,863

See Notes to Financial Statements.
13

Notes to Financial Statements

JULY 31, 2026

1. Organization

American Century Asset Allocation Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Each fund operates as a fund of funds, meaning that it seeks to achieve its objective by investing in other American Century Investments mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. Additional information and attributes of each underlying fund are available at americancentury.com. The financial statements herein relate to the following funds and the respective share classes offered by the corporation.

One Choice Portfolio: Very Conservative	Investor, R
One Choice Portfolio: Conservative	Investor, R
One Choice Portfolio: Moderate	Investor, R
One Choice Portfolio: Aggressive	Investor, R
One Choice Portfolio: Very Aggressive	Investor, R

Each fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the funds serves as the chief operating decision maker (CODM). A fund's income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — Each fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of a fund’s investments is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Open-end management investment companies are valued at the reported NAV per share.

Fair Value Measurements — The investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by a fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the funds' investment securities were classified as Level 1. The Schedule of Investments provides additional information on a fund's portfolio holdings.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.

Investment Income — Income and capital gain distributions, if any, from the underlying funds are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, from the underlying funds are a component of net realized gain (loss). Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums.

Expenses — The expenses included in the accompanying financial statements reflect the expenses of each fund and do not include any expenses associated with the underlying funds.
14

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. A fund files U.S. federal, state, local and non-U.S. tax returns as applicable. A fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of a fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of a fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date in a manner consistent with provisions of the 1940 Act. A fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization). Distributions from net realized gains, if any, are generally declared and paid annually. Distributions from net investment income, if any, are generally declared and paid as follows:

One Choice Portfolio: Very Conservative	Quarterly
One Choice Portfolio: Conservative	Quarterly
One Choice Portfolio: Moderate	Quarterly
One Choice Portfolio: Aggressive	Annually
One Choice Portfolio: Very Aggressive	Annually

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to a fund. In addition, in the normal course of business, a fund may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM serves as the investment advisor for the underlying funds.

Administrative Fees — The corporation's investment advisor, ACIM, does not receive an administrative fee for services provided to a fund.

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for the R Class (the plan), pursuant to Rule 12b-1 of the 1940 Act. The plan provides that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on the R Class's daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plan during the period ended July 31, 2026 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the funds. The directors receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

Acquired Fund Fees and Expenses — A fund will indirectly realize its pro rata share of the fees and expenses of the underlying funds in which it invests. These fees and expenses are already reflected in the valuation of the underlying funds.

4. Investment Transactions

Investment transactions for the period ended July 31, 2026 were as follows:

	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Purchases	$68,443,808	$154,460,143	$281,377,692	$157,056,808	$61,140,824
Sales	$89,477,332	$179,744,793	$366,109,256	$174,089,817	$63,646,454

15

5. Capital Share Transactions

The corporation is authorized to issue 6,000,000,000 shares. Transactions in shares of the funds were as follows:

	Year ended July 31, 2026		Year ended July 31, 2025
	Shares	Amount	Shares	Amount
One Choice Portfolio: Very Conservative
Investor Class
Sold	3,138,409	$37,755,103	2,755,265	$31,938,900
Issued in reinvestment of distributions	1,053,449	12,535,064	1,064,804	12,325,489
Redeemed	(6,787,802)	(81,304,142)	(6,297,771)	(73,115,583)
	(2,595,944)	(31,013,975)	(2,477,702)	(28,851,194)
R Class
Sold	47,303	565,621	46,571	542,653
Issued in reinvestment of distributions	4,135	49,278	3,870	44,858
Redeemed	(47,757)	(573,061)	(69,047)	(803,763)
	3,681	41,838	(18,606)	(216,252)
Net increase (decrease)	(2,592,263)	$(30,972,137)	(2,496,308)	$(29,067,446)
One Choice Portfolio: Conservative
Investor Class
Sold	3,605,243	$50,451,958	4,448,945	$59,132,132
Issued in reinvestment of distributions	3,762,759	51,759,957	2,332,865	30,933,305
Redeemed	(11,353,070)	(158,713,092)	(12,529,645)	(166,582,820)
	(3,985,068)	(56,501,177)	(5,747,835)	(76,517,383)
R Class
Sold	25,527	355,420	27,639	368,473
Issued in reinvestment of distributions	5,565	76,509	3,469	45,961
Redeemed	(54,782)	(765,565)	(34,417)	(455,525)
	(23,690)	(333,636)	(3,309)	(41,091)
Net increase (decrease)	(4,008,758)	$(56,834,813)	(5,751,144)	$(76,558,474)
One Choice Portfolio: Moderate
Investor Class
Sold	5,194,104	$86,592,946	6,010,640	$93,325,016
Issued in reinvestment of distributions	6,903,865	111,664,944	2,851,570	44,142,985
Redeemed	(19,634,040)	(327,000,587)	(18,453,266)	(286,266,291)
	(7,536,071)	(128,742,697)	(9,591,056)	(148,798,290)
R Class
Sold	164,052	2,722,128	208,991	3,237,299
Issued in reinvestment of distributions	58,741	949,395	19,834	306,872
Redeemed	(181,753)	(3,037,067)	(178,965)	(2,762,911)
	41,040	634,456	49,860	781,260
Net increase (decrease)	(7,495,031)	$(128,108,241)	(9,541,196)	$(148,017,030)

16

	Year ended July 31, 2026		Year ended July 31, 2025
	Shares	Amount	Shares	Amount
One Choice Portfolio: Aggressive
Investor Class
Sold	2,559,143	$45,653,138	3,285,537	$54,340,323
Issued in reinvestment of distributions	4,117,265	70,075,845	1,324,384	21,481,515
Redeemed	(8,268,309)	(147,620,062)	(9,936,038)	(164,506,265)
	(1,591,901)	(31,891,079)	(5,326,117)	(88,684,427)
R Class
Sold	80,146	1,436,287	72,098	1,193,862
Issued in reinvestment of distributions	19,050	324,999	5,478	89,071
Redeemed	(93,819)	(1,696,744)	(94,463)	(1,561,402)
	5,377	64,542	(16,887)	(278,469)
Net increase (decrease)	(1,586,524)	$(31,826,537)	(5,343,004)	$(88,962,896)
One Choice Portfolio: Very Aggressive
Investor Class
Sold	1,159,324	$25,516,206	1,369,198	$26,905,390
Issued in reinvestment of distributions	1,236,208	25,886,185	326,685	6,363,835
Redeemed	(2,910,361)	(63,919,571)	(3,860,494)	(76,331,072)
	(514,829)	(12,517,180)	(2,164,611)	(43,061,847)
R Class
Sold	110,302	2,439,329	84,867	1,684,205
Issued in reinvestment of distributions	25,946	544,872	5,158	100,729
Redeemed	(109,876)	(2,446,699)	(118,908)	(2,356,280)
	26,372	537,502	(28,883)	(571,346)
Net increase (decrease)	(488,457)	$(11,979,678)	(2,193,494)	$(43,633,193)

6. Risk Factors

The overall risk profile of a fund will be impacted by the underlying funds’ investment strategies, including the investment vehicles and techniques utilized to manage each portfolio. The net asset value of a fund will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of a fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

7. Federal Tax Information

The tax character of distributions paid during the years ended July 31, 2026 and July 31, 2025 were as follows:
	2026		2025
	Distributions Paid From:		Distributions Paid From:
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
One Choice Portfolio: Very Conservative	$12,849,254	—	$12,628,572	—
One Choice Portfolio: Conservative	$33,858,992	$19,102,203	$31,655,409	—
One Choice Portfolio: Moderate	$49,613,091	$65,509,114	$45,420,922	—
One Choice Portfolio: Aggressive	$23,151,789	$48,691,020	$19,896,882	$2,109,412
One Choice Portfolio: Very Aggressive	$6,310,624	$20,745,101	$6,109,265	$524,450

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

17

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

	One Choice Portfolio: Very Conservative	One Choice Portfolio: Conservative	One Choice Portfolio: Moderate
Federal tax cost of investments	$334,862,252	$941,542,201	$1,403,616,650
Gross tax appreciation of investments	$24,955,036	$162,951,006	$402,580,525
Gross tax depreciation of investments	(13,555,377)	(40,463,521)	(60,040,181)
Net tax appreciation (depreciation) of investments	$11,399,659	$122,487,485	$342,540,344
Undistributed ordinary income	$715,234	$2,717,328	$5,870,044
Accumulated long-term gains	$10,270,319	$48,117,979	$121,174,403

	One Choice Portfolio: Aggressive	One Choice Portfolio: Very Aggressive
Federal tax cost of investments	$644,438,288	$234,757,764
Gross tax appreciation of investments	$262,803,672	$126,263,465
Gross tax depreciation of investments	(7,646,791)	—
Net tax appreciation (depreciation) of investments	$255,156,881	$126,263,465
Undistributed ordinary income	$6,535,566	$484,274
Accumulated long-term gains	$71,305,110	$31,758,099

The difference between book-basis and tax-basis unrealized appreciation (depreciation), if any, is attributable primarily to the tax deferral of losses on wash sales.

8. Investments in Underlying Funds

The funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of the underlying funds’ net assets. As of period end, One Choice Portfolio: Moderate owned 63% of the shares of Core Plus Fund.

18

9. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended July 31, 2026 follows:

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Portfolio: Very Conservative (Amounts in thousands)
Diversified Bond Fund	$76,886	$6,605	$14,898	$495	$69,088	7,694	$(1,542)	$3,173
High Income Fund	3,937	288	691	(46)	3,488	406	(6)	238
Inflation-Adjusted Bond Fund	40,730	3,637	13,122	688	31,933	3,059	(981)	1,221
Short Duration Fund	48,249	3,685	6,834	(13)	45,087	4,624	(361)	2,021
Short Duration Inflation Protection Bond Fund	47,987	3,363	6,145	(285)	44,920	4,286	96	1,624
Focused Large Cap Value Fund	22,879	4,602	6,101	(547)	20,833	1,755	2,813	2,199
Growth Fund	9,271	5,029	4,278	(484)	9,538	163	(225)	1,701
Heritage Fund	8,535	2,154	2,216	(1,597)	6,876	322	204	1,281
Large Cap Equity Fund	22,350	5,293	5,325	(2,173)	20,145	391	1,261	3,896
Mid Cap Value Fund	12,141	1,093	4,772	(671)	7,791	461	1,263	1,052
Select Fund	2,634	448	502	(31)	2,549	20	70	246
Small Cap Dividend Fund	2,501	235	1,502	520	1,754	141	(113)	35
Small Cap Growth Fund	2,503	249	1,101	51	1,702	68	242	127
Emerging Markets Debt Fund	7,679	505	1,587	302	6,899	741	(159)	453
Global Bond Fund	52,820	4,279	7,685	(242)	49,172	5,744	(979)	2,501
Global Real Estate Fund	—	3,740	612	294	3,422	226	36	106
International Growth Fund	—	6,878	732	7	6,153	438	(2)	203
International Value Fund	—	6,872	1,422	752	6,202	480	48	494
U.S. Government Money Market Fund	—	9,451	741	—	8,710	8,710	—	196
Real Estate Fund	7,367	38	5,471	(1,934)	—	—	2,075	38
	$368,469	$68,444	$85,737	$(4,914)	$346,262	39,729	$3,740	$22,805
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Portfolio: Conservative (Amounts in thousands)
Diversified Bond Fund	$208,034	$9,483	$21,147	$(309)	$196,061	21,833	$(2,781)	$8,934
High Income Fund	11,672	11,487	645	(347)	22,167	2,581	(52)	1,207
Inflation-Adjusted Bond Fund	93,950	3,445	6,630	(688)	90,077	8,628	(558)	3,445
Short Duration Fund	67,506	2,855	4,360	(306)	65,695	6,738	(221)	2,855
Short Duration Inflation Protection Bond Fund	56,764	1,904	3,541	(360)	54,767	5,226	150	1,904
Focused Large Cap Value Fund	75,186	20,644	7,173	8,901	97,558	8,219	(99)	9,817
Growth Fund	49,874	21,385	21,472	(2,990)	46,797	802	(2,030)	9,469
Heritage Fund	43,062	6,292	6,567	(7,599)	35,188	1,646	637	6,292
Large Cap Equity Fund	94,579	26,278	13,176	(5,351)	102,330	1,988	(533)	19,966
Mid Cap Value Fund	50,005	4,941	15,337	139	39,748	2,351	2,525	4,941
Select Fund	14,662	1,241	1,854	(341)	13,708	105	540	1,241
Small Cap Dividend Fund	9,732	147	2,419	2,202	9,662	777	(272)	147
Small Cap Growth Fund	10,671	577	2,755	562	9,055	363	726	577
Emerging Markets Debt Fund	23,786	1,381	4,074	849	21,942	2,357	(394)	1,381
Global Bond Fund	145,001	6,035	37,826	1,835	115,045	13,440	(4,432)	6,035
Global Real Estate Fund	21,547	569	4,303	2,964	20,777	1,374	(14)	560
International Growth Fund	46,955	6,812	9,073	598	45,292	3,226	1,260	1,493
International Small-Mid Cap Fund	12,314	2,592	2,886	1,263	13,283	1,081	282	245
International Value Fund	47,754	6,826	15,561	6,326	45,345	3,507	4,178	3,613
U.S. Government Money Market Fund	—	19,566	33	—	19,533	19,533	—	426
	$1,083,054	$154,460	$180,832	$7,348	$1,064,030	105,775	$(1,088)	$84,548
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Portfolio: Moderate (Amounts in thousands)
Focused Dynamic Growth Fund	$33,394	$2,933	$2,506	$917	$34,738	451	$59	$2,633
Focused Large Cap Value Fund	147,762	48,120	2,519	18,642	212,005	17,861	75	20,011
Growth Fund	95,704	48,677	46,615	(5,630)	92,136	1,578	(5,282)	19,161
Heritage Fund	102,825	14,645	19,506	(18,656)	79,308	3,709	2,283	14,645
Large Cap Equity Fund	221,844	40,535	44,130	(17,285)	200,964	3,904	6,876	40,336
Mid Cap Value Fund	99,144	10,643	28,431	2,254	83,610	4,944	3,130	10,643
Select Fund	14,401	1,249	1,527	(268)	13,855	106	481	1,249
Small Cap Growth Fund	23,765	1,289	13,245	(1,375)	10,434	419	3,442	1,289
Small Cap Value Fund	23,840	2,243	13,831	(1,588)	10,664	991	2,470	2,243
Core Plus Fund	269,430	13,343	48,389	5,353	239,737	26,578	(8,569)	12,165
High Income Fund	18,945	19,011	900	(657)	36,399	4,237	(17)	2,009
Inflation-Adjusted Bond Fund	108,107	3,837	11,122	(281)	100,541	9,630	(1,025)	3,837
Short Duration Fund	72,154	3,126	3,946	(373)	70,961	7,278	(221)	3,126
Short Duration Inflation Protection Bond Fund	18,845	636	823	(112)	18,546	1,770	44	636
Emerging Markets Fund	77,658	10,021	35,314	14,116	66,481	3,641	13,494	847
Global Real Estate Fund	43,697	1,335	5,196	6,331	46,167	3,053	247	1,335
International Growth Fund	103,513	15,680	8,900	2,939	113,232	8,065	1,004	3,681
International Small-Mid Cap Fund	39,955	740	5,781	4,521	39,435	3,209	555	740
International Value Fund	70,306	17,674	19,479	14,466	82,967	6,417	2,963	6,091
Non-U.S. Intrinsic Value Fund	42,257	3,775	14,972	3,540	34,600	3,022	1,342	3,775
Emerging Markets Debt Fund	38,269	2,354	5,678	1,272	36,217	3,890	(532)	2,354
Global Bond Fund	116,773	5,522	12,355	(770)	109,170	12,754	(1,875)	5,522
U.S. Government Money Market Fund	—	13,990	—	—	13,990	13,990	—	305
	$1,782,588	$281,378	$345,165	$27,356	$1,746,157	141,497	$20,944	$158,633
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Portfolio: Aggressive (Amounts in thousands)
Focused Dynamic Growth Fund	$40,752	$3,069	$1,584	$168	$42,405	550	$1,114	$3,069
Focused Large Cap Value Fund	97,515	23,042	1,730	11,882	130,709	11,012	(38)	12,421
Growth Fund	59,026	17,040	18,298	(5,982)	51,786	887	1,157	10,088
Heritage Fund	64,004	9,224	9,134	(11,792)	52,302	2,446	1,487	9,224
Large Cap Equity Fund	112,375	30,646	10,744	(5,954)	126,323	2,454	(892)	23,653
Mid Cap Value Fund	62,770	6,731	15,757	1,795	55,539	3,284	1,708	6,731
Small Cap Growth Fund	16,267	954	5,992	326	11,555	464	1,491	953
Small Cap Value Fund	15,701	1,646	6,102	550	11,795	1,096	515	1,646
Emerging Markets Fund	50,255	8,691	20,399	11,878	50,425	2,762	7,403	599
Global Real Estate Fund	26,038	2,639	548	4,170	32,299	2,136	9	856
International Growth Fund	60,710	18,469	7,124	1,589	73,644	5,245	749	2,397
International Small-Mid Cap Fund	23,799	5,366	2,044	3,119	30,240	2,461	22	526
International Value Fund	31,292	11,819	8,121	7,708	42,698	3,302	935	3,182
Non-U.S. Intrinsic Value Fund	32,216	5,156	7,247	3,630	33,755	2,948	337	3,247
Core Plus Fund	72,053	5,615	10,849	848	67,667	7,502	(1,846)	3,390
High Income Fund	27,364	1,497	8,722	543	20,682	2,408	(805)	1,497
Inflation-Adjusted Bond Fund	27,224	860	5,888	329	22,525	2,158	(556)	860
Short Duration Fund	9,217	203	7,033	(93)	2,294	235	110	203
Short Duration Inflation Protection Bond Fund	9,298	157	4,625	(260)	4,570	436	309	157
Emerging Markets Debt Fund	14,300	783	4,312	713	11,484	1,234	(388)	784
Global Bond Fund	26,971	1,152	5,826	303	22,600	2,640	(810)	1,152
U.S. Government Money Market Fund	—	2,298	—	—	2,298	2,298	—	50
	$879,147	$157,057	$162,079	$25,470	$899,595	59,958	$12,011	$86,685
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice Portfolio: Very Aggressive (Amounts in thousands)
Focused Dynamic Growth Fund	$20,635	$2,655	$1,086	$345	$22,549	292	$225	$1,658
Focused Large Cap Value Fund	39,794	12,721	943	5,163	56,735	4,780	(68)	5,214
Growth Fund	29,456	10,135	8,877	(1,707)	29,007	497	(845)	5,268
Heritage Fund	30,077	4,342	4,361	(5,701)	24,357	1,139	896	4,289
Large Cap Equity Fund	47,325	14,460	4,477	(2,420)	54,888	1,066	(639)	10,160
Mid Cap Value Fund	27,778	3,241	6,346	1,247	25,920	1,533	315	3,114
Small Cap Growth Fund	9,173	500	4,115	(77)	5,481	220	968	500
Small Cap Value Fund	9,289	969	3,853	86	6,491	603	486	969
Emerging Markets Fund	29,708	2,561	9,293	6,319	29,295	1,604	4,967	349
Global Real Estate Fund	13,781	502	992	2,059	15,350	1,015	17	417
International Growth Fund	34,606	1,323	3,538	943	33,334	2,374	377	1,062
International Small-Mid Cap Fund	17,579	335	1,456	1,906	18,364	1,494	321	335
International Value Fund	13,810	3,804	2,449	3,462	18,627	1,441	206	1,326
Non-U.S. Intrinsic Value Fund	19,298	3,593	4,429	2,161	20,623	1,801	206	1,920
	$342,309	$61,141	$56,215	$13,786	$361,021	19,859	$7,432	$36,581
(1)Underlying fund investments represent Investor Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Portfolio: Very Conservative
Investor Class
2026	$11.77	0.43	0.29	0.72	(0.43)	—	(0.43)	$12.06	6.22%	0.00%	3.62%	19%	$344,612
2025	$11.52	0.39	0.25	0.64	(0.39)	—	(0.39)	$11.77	5.66%	0.00%	3.36%	9%	$366,902
2024	$11.04	0.35	0.47	0.82	(0.34)	—	(0.34)	$11.52	7.61%	0.00%	3.13%	15%	$387,690
2023	$11.82	0.38	(0.39)	(0.01)	(0.38)	(0.39)	(0.77)	$11.04	0.21%	0.01%	3.37%	13%	$434,210
2022	$13.50	0.45	(1.28)	(0.83)	(0.46)	(0.39)	(0.85)	$11.82	(6.57)%	0.00%	3.52%	9%	$496,501
R Class
2026	$11.78	0.37	0.28	0.65	(0.37)	—	(0.37)	$12.06	5.61%	0.50%	3.12%	19%	$1,650
2025	$11.53	0.33	0.25	0.58	(0.33)	—	(0.33)	$11.78	5.13%	0.50%	2.86%	9%	$1,567
2024	$11.05	0.27	0.50	0.77	(0.29)	—	(0.29)	$11.53	7.07%	0.50%	2.63%	15%	$1,749
2023	$11.83	0.31	(0.38)	(0.07)	(0.32)	(0.39)	(0.71)	$11.05	(0.29)%	0.51%	2.87%	13%	$2,393
2022	$13.50	0.37	(1.26)	(0.89)	(0.39)	(0.39)	(0.78)	$11.83	(6.96)%	0.50%	3.02%	9%	$2,138

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Portfolio: Conservative
Investor Class
2026	$13.68	0.44	0.72	1.16	(0.44)	(0.25)	(0.69)	$14.15	8.68%	0.00%	3.18%	14%	$1,062,390
2025	$13.14	0.39	0.54	0.93	(0.39)	—	(0.39)	$13.68	7.19%	0.00%	2.92%	9%	$1,081,145
2024	$12.39	0.34	0.75	1.09	(0.34)	—	(0.34)	$13.14	8.96%	0.00%	2.75%	14%	$1,114,534
2023	$13.15	0.33	0.02	0.35	(0.35)	(0.76)	(1.11)	$12.39	3.33%	0.00%	2.72%	12%	$1,160,448
2022	$15.71	0.57	(1.87)	(1.30)	(0.59)	(0.67)	(1.26)	$13.15	(9.08)%	0.00%	3.94%	10%	$1,252,961
R Class
2026	$13.67	0.38	0.72	1.10	(0.37)	(0.25)	(0.62)	$14.15	8.24%	0.50%	2.68%	14%	$1,640
2025	$13.14	0.32	0.53	0.85	(0.32)	—	(0.32)	$13.67	6.58%	0.50%	2.42%	9%	$1,909
2024	$12.38	0.26	0.78	1.04	(0.28)	—	(0.28)	$13.14	8.50%	0.50%	2.25%	14%	$1,878
2023	$13.15	0.27	0.01	0.28	(0.29)	(0.76)	(1.05)	$12.38	2.74%	0.50%	2.22%	12%	$2,097
2022	$15.71	0.49	(1.87)	(1.38)	(0.51)	(0.67)	(1.18)	$13.15	(9.54)%	0.50%	3.44%	10%	$1,936

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Portfolio: Moderate
Investor Class
2026	$16.20	0.47	1.43	1.90	(0.45)	(0.62)	(1.07)	$17.03	12.17%	0.00%	2.81%	16%	$1,728,612
2025	$15.22	0.40	0.98	1.38	(0.40)	—	(0.40)	$16.20	9.22%	0.00%	2.59%	9%	$1,766,558
2024	$14.08	0.34	1.14	1.48	(0.34)	—	(0.34)	$15.22	10.71%	0.00%	2.43%	11%	$1,806,021
2023	$14.68	0.32	0.41	0.73	(0.33)	(1.00)	(1.33)	$14.08	5.95%	0.00%	2.31%	13%	$1,816,523
2022	$18.13	0.69	(2.49)	(1.80)	(0.72)	(0.93)	(1.65)	$14.68	(11.03)%	0.00%	4.21%	11%	$1,839,658
R Class
2026	$16.20	0.38	1.43	1.81	(0.37)	(0.62)	(0.99)	$17.02	11.57%	0.50%	2.31%	16%	$17,545
2025	$15.22	0.32	0.98	1.30	(0.32)	—	(0.32)	$16.20	8.68%	0.50%	2.09%	9%	$16,030
2024	$14.08	0.22	1.19	1.41	(0.27)	—	(0.27)	$15.22	10.16%	0.50%	1.93%	11%	$14,304
2023	$14.68	0.25	0.41	0.66	(0.26)	(1.00)	(1.26)	$14.08	5.42%	0.50%	1.81%	13%	$4,878
2022	$18.13	0.60	(2.48)	(1.88)	(0.64)	(0.93)	(1.57)	$14.68	(11.48)%	0.50%	3.71%	11%	$5,086

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Portfolio: Aggressive
Investor Class
2026	$17.46	0.43	2.03	2.46	(0.45)	(1.03)	(1.48)	$18.44	14.76%	0.00%	2.40%	17%	$894,525
2025	$16.18	0.37	1.33	1.70	(0.38)	(0.04)	(0.42)	$17.46	10.70%	0.00%	2.26%	11%	$874,442
2024	$14.74	0.31	1.44	1.75	(0.31)	—	(0.31)	$16.18	12.11%	0.00%	2.10%	8%	$896,463
2023	$15.20	0.28	0.80	1.08	(0.30)	(1.24)	(1.54)	$14.74	8.42%	0.01%	1.96%	14%	$906,625
2022	$19.05	0.77	(2.79)	(2.02)	(0.76)	(1.07)	(1.83)	$15.20	(11.96)%	0.00%	4.47%	11%	$906,402
R Class
2026	$17.44	0.32	2.06	2.38	(0.36)	(1.03)	(1.39)	$18.43	14.24%	0.50%	1.90%	17%	$5,071
2025	$16.16	0.29	1.33	1.62	(0.30)	(0.04)	(0.34)	$17.44	10.16%	0.50%	1.76%	11%	$4,705
2024	$14.73	0.22	1.45	1.67	(0.24)	—	(0.24)	$16.16	11.49%	0.50%	1.60%	8%	$4,632
2023	$15.18	0.21	0.80	1.01	(0.22)	(1.24)	(1.46)	$14.73	7.92%	0.51%	1.46%	14%	$5,547
2022	$19.03	0.68	(2.80)	(2.12)	(0.66)	(1.07)	(1.73)	$15.18	(12.44)%	0.50%	3.97%	11%	$4,537

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses(3)	Net Investment Income (Loss)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice Portfolio: Very Aggressive
Investor Class
2026	$21.21	0.40	3.18	3.58	(0.40)	(1.32)	(1.72)	$23.07	17.73%	0.00%	1.83%	17%	$351,994
2025	$19.27	0.32	2.01	2.33	(0.35)	(0.04)	(0.39)	$21.21	12.24%	0.00%	1.61%	11%	$334,570
2024	$17.23	0.26	2.06	2.32	(0.28)	—	(0.28)	$19.27	13.63%	0.00%	1.49%	8%	$345,635
2023	$17.53	0.19	1.40	1.59	(0.20)	(1.69)	(1.89)	$17.23	10.86%	0.01%	1.17%	14%	$336,502
2022	$22.45	0.90	(3.75)	(2.85)	(0.88)	(1.19)	(2.07)	$17.53	(14.22)%	0.00%	4.48%	11%	$331,761
R Class
2026	$21.20	0.27	3.20	3.47	(0.29)	(1.32)	(1.61)	$23.06	17.13%	0.50%	1.33%	17%	$9,027
2025	$19.26	0.22	2.01	2.23	(0.25)	(0.04)	(0.29)	$21.20	11.68%	0.50%	1.11%	11%	$7,739
2024	$17.22	0.14	2.09	2.23	(0.19)	—	(0.19)	$19.26	13.08%	0.50%	0.99%	8%	$7,587
2023	$17.51	0.10	1.42	1.52	(0.12)	(1.69)	(1.81)	$17.22	10.33%	0.51%	0.67%	14%	$6,446
2022	$22.42	0.80	(3.76)	(2.96)	(0.76)	(1.19)	(1.95)	$17.51	(14.65)%	0.50%	3.98%	11%	$4,833

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day. Total returns for periods less than one year are not annualized.
(3)Ratio of operating expenses to average net assets does not include any fees and expenses of the underlying funds.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Directors of American Century Asset Allocation Portfolios, Inc.:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of American Century Asset Allocation Portfolios, Inc. (the “Funds”) comprising the One Choice® Portfolio: Very Conservative, One Choice® Portfolio: Conservative, One Choice® Portfolio: Moderate, One Choice® Portfolio: Aggressive, and One Choice® Portfolio: Very Aggressive, including the schedules of investments, as of July 31, 2026, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended, and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the funds constituting the American Century Asset Allocation Portfolios, Inc. as of July 31, 2026, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2026, by correspondence with the custodian, the transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Kansas City, Missouri
September 17, 2026

We have served as the auditor of one or more American Century investment companies since 1997.
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Approval of Management Agreement

At a meeting held on June 24, 2026, the Funds’ Board of Directors (the “Board”) unanimously approved the renewal of the management agreement pursuant to which American Century Investment Management, Inc. (the “Advisor”) acts as the investment advisor for each Fund. Under the Investment Company Act of 1940 (the “Investment Company Act”), contracts for investment advisory services are required to be reviewed, evaluated, and approved by a majority of a fund’s Directors, including a majority of the independent Directors.

Prior to their consideration of the renewal of the Funds’ management agreement, the Directors requested and reviewed data and information compiled by the Advisor and certain independent consultants and data providers concerning the Funds. This review was in addition to the oversight and evaluation undertaken by the Board and its committees on a continual basis and the information received was supplemental to the information that the Board and its committees receive and consider over time.

In connection with its consideration of the renewal of the Funds’ management agreement, the Board’s review and evaluation of the services provided by the Advisor and its affiliates included, but was not limited to

•the nature, extent, and quality of investment management, shareholder services, distribution services, and other services provided to the Funds;
•the wide range of programs and services the Advisor and other service providers provide to the Funds and their shareholders on a routine and non-routine basis;
•each Fund’s investment performance compared to appropriate benchmarks and/or peer groups of other mutual funds with similar investment objectives and strategies;
•the cost of owning shares of each Fund compared to the cost of owning shares of similarly-managed funds;
•the Advisor’s compliance policies, procedures, and regulatory experience and those of certain other service providers;
•the Advisor’s strategic plans, generally, and with respect to the Advisor’s response to investment management industry challenges;
•the Advisor’s business continuity plans, vendor management practices, and information security practices;
•the cost of services provided to the Funds, the profitability of the Funds to the Advisor, and the Advisor’s financial results of operation;
•possible economies of scale associated with the Advisor’s management of the Funds;
•any collateral or “fall-out” benefits derived by the Advisor from the management of the Funds;
•fees and expenses associated with any investment by the Fund in other funds;
•payments to intermediaries by the Funds and the Advisor and services provided by intermediaries in connection therewith; and
•services provided and charges to the Advisor’s other investment management clients.

The Board held two meetings to consider the renewal. The independent Directors also met in private session multiple times to review and discuss the information provided in response to their request. The independent Directors held active discussions with the Advisor regarding the renewal of the management agreement, requesting supplemental information, and reviewing information provided by the Advisor in response thereto. The independent Directors had the benefit of the advice of their independent counsel throughout the process.

Factors Considered

The Directors considered all of the information provided by the Advisor, the independent consultant and data providers, and the independent Directors’ independent counsel in connection with the approval. They determined that the information was sufficient for them to evaluate the management agreement for each Fund. In connection with their review, the Directors did not identify any single factor as being all-important or controlling, and each Director may have attributed different levels of importance to different factors. In deciding to renew the management agreement, the Board based its decision on a number of factors, including without limitation the following:

Nature, Extent and Quality of Services — Generally. Under the management agreement, the Advisor is responsible for providing or arranging for all services necessary for the operation of each Fund. The Board noted that the Advisor provides or arranges at its own expense a wide variety of services which include, without limitation, the following:

•constructing and designing each Fund
•portfolio research and security selection
•initial capitalization/funding
•securities trading
•Fund administration
•custody of Fund assets
•daily valuation of each Fund’s portfolio
•liquidity monitoring and management
•risk management, including information security
30

•shareholder servicing and transfer agency, including shareholder confirmations, recordkeeping, and communications
•legal services (except the independent Directors’ counsel)
•regulatory and portfolio compliance
•financial reporting
•marketing and distribution (except amounts paid by each Fund under Rule 12b-1 plans)

The Board noted that many of these services have expanded over time in terms of both quantity and complexity in response to shareholder demands, competition in the industry, changing distribution channels, and the changing regulatory environment.

Investment Management Services. The nature of the investment management services provided to the Funds is quite complex and allows Fund shareholders access to professional money management, instant diversification of their investments, the opportunity to easily diversify among asset classes by investing in or exchanging among various American Century Investments funds, and liquidity. In evaluating investment performance, the Board expects the Advisor to manage each Fund in accordance with its investment objectives and principal investment strategies. Further, the Directors recognize that the Advisor has an obligation to monitor trading activities, and in particular to seek the best execution of fund trades, and to evaluate the use of and payment for research. In providing these services, the Advisor utilizes teams of investment professionals who require extensive information technology, research, training, compliance, and other systems to conduct their business. The Board, directly and through its Fund Performance Review Committee, provides oversight of the investment performance process. It regularly reviews investment performance information for each Fund, together with comparative information for appropriate benchmarks and/or peer groups of similarly-managed funds, over different time horizons. The Directors also review investment performance information from both the Advisor and an independent third party during the management agreement renewal process. If performance concerns are identified, the Board discusses with the Advisor the reasons for such results and any actions being taken to improve performance and may conduct special reviews until performance improves. The Board found the investment management services provided by the Advisor to each Fund to be satisfactory and consistent with the management agreement.

Shareholder and Other Services. Under the management agreement, the Advisor provides the Funds with a comprehensive package of transfer agency, shareholder, and other services. The Board, directly and through its various committees, regularly reviews reports and evaluations of such services at its regular meetings. These reports include, but are not limited to, information regarding the operational efficiency and accuracy of the shareholder and transfer agency services provided, staffing levels, shareholder satisfaction, technology support (including information security), new products and services offered to Fund shareholders, securities trading activities, portfolio valuation services, auditing services, and legal and operational compliance activities. The Board found the services provided by the Advisor to each Fund under the management agreement to be competitive and of high quality.

Costs of Services and Profitability. The Advisor provides detailed information concerning its cost of providing various services to the Funds, its profitability in managing each Fund (pre- and post-distribution), and its financial results of operation. The Directors have reviewed with the Advisor the methodology used to prepare this financial information and arranged for an independent consultant to confirm the reasonableness of the allocation methodology used. This information is considered in evaluating the Advisor’s financial condition, its ability to continue to provide services under the management agreement, and the reasonableness of the terms of the current management agreement. The Board concluded that the Advisor’s profits were reasonable in light of the services provided to the Funds.

Ethics. The Board generally considers the Advisor’s commitment to providing quality services to shareholders and to conducting its business ethically. They noted that the Advisor’s practices generally meet or exceed industry best practices.

Economies of Scale. The Board also reviewed information provided by the Advisor regarding the possible existence of economies of scale in connection with the management of each Fund. The Board concluded that economies of scale are difficult to measure and predict with precision, especially on a fund-by-fund basis. The Board concluded that the Advisor is sharing economies of scale, to the extent they exist, through its fee structure, and through reinvestment in its business, infrastructure, investment capabilities and initiatives to provide shareholders enhanced and expanded content and services.

Comparison to Other Funds’ Fees. The Funds invest their non-cash assets entirely in other American Century Investments funds. The Funds do not pay an investment advisory fee to the Advisor. Rather, each Fund bears its pro rata share of the expenses incurred by the underlying funds. Each underlying fund pays the Advisor a single, all-inclusive (or unified) management fee for providing services necessary for the management and operation of the fund, other than brokerage and other transaction fees and expenses relating to acquisition and disposition of portfolio securities, acquired fund fees and expenses, taxes, interest, extraordinary expenses, fund litigation expenses, fees and expenses of the Funds’ independent Directors (including their independent legal counsel), as well as expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the Investment Company Act. The Board concluded that the underlying fund expenses incurred by each Fund were reasonable in light of the services provided to each Fund.

Comparison to Fees and Services Provided to Other Clients of the Advisor. The Board also requested and received information from the Advisor concerning the nature of the services, fees, costs, and profitability of its advisory services to advisory clients other than the Funds. They observed that these varying types of client accounts may require different services and involve different regulatory and entrepreneurial risks than
31

the management of each Fund. The Board analyzed this information and concluded that the fees charged and services provided to the Funds were reasonable by comparison.

Payments to Intermediaries. The Directors also requested and received a description of payments made to intermediaries by each Fund and the Advisor and services provided in response thereto. These payments include various payments made by each Fund or the Advisor to different types of intermediaries and recordkeepers for distribution and service activities provided for each Fund. The Board reviewed such information and received representations from the Advisor that all such payments by the Funds were made pursuant to each Fund’s Rule 12b-1 Plan and that all such payments by the Advisor were made from the Advisor’s resources and reasonable profits.

Collateral or “Fall-Out” Benefits Derived by the Advisor. The Board considered the possible existence of collateral benefits the Advisor may receive as a result of its relationship with the Funds. They concluded that the Advisor’s primary business is managing funds and it generally does not use fund or shareholder information to generate profits in other lines of business, and therefore does not derive any significant collateral benefits from them. To the extent there are potential collateral benefits, the Board has been advised and has taken this into consideration in its review of the management contract with the Funds. The Board noted that additional assets from other clients may offer the Advisor some benefit from increased leverage with prospective clients, service providers, and counterparties. Additionally, the Advisor may receive proprietary research from broker-dealers that execute fund portfolio transactions, which the Board concluded is likely to benefit other clients of the Advisor, as well as Fund shareholders. The Board also determined that the Advisor is able to provide investment management services to certain clients other than the Funds, at least in part, due to its existing infrastructure built to serve the fund complex. The Board concluded that appropriate allocation methodologies had been employed to assign resources and the cost of those resources to these other clients.

Existing Relationship. The Board also considered whether there was any reason for not continuing the existing arrangement with the Advisor. In this regard, the Board was mindful of the potential disruptions of the Funds’ operations and various risks, uncertainties, and other effects that could occur as a result of a decision not to continue such relationship. In particular, the Board recognized that most shareholders have invested in the Funds on the strength of the Advisor’s industry standing and reputation and in the expectation that the Advisor will have a continuing role in providing advisory services to each Fund.

Set forth below are certain of the Fund-specific factors that the Board considered in addition to the other factors described herein:

One Choice Portfolio: Very Conservative - The Fund’s performance was above its benchmark for the ten-year period and below its benchmark for the one-, three-, and five-year periods reviewed by the Board. In relation to industry peers, the Fund was below the median of its peer performance universe as identified by a third-party service provider for the one-, three-, five-, and ten-year periods. The Board discussed the Fund’s performance with the Advisor, including steps being taken to address underperformance, and concluded that the management agreement should be continued for an additional one-year period, while the Advisor's efforts continue to be closely monitored. The Board acknowledged that the Fund does not pay a management fee directly and instead bears acquired fund fees and expenses through its investments in underlying funds, and determined that the fees and expenses borne by the Fund were fair and reasonable.

One Choice Portfolio: Conservative - The Fund’s performance was above its benchmark for the ten-year period and below its benchmark for the one-, three-, and five-year periods reviewed by the Board. In relation to industry peers, the Fund was below the median of its peer performance universe as identified by a third-party service provider for the one-, three-, five-, and ten-year periods. The Board discussed the Fund’s performance with the Advisor, including steps being taken to address underperformance, and concluded that the management agreement should be continued for an additional one-year period, while the Advisor's efforts continue to be closely monitored. The Board acknowledged that the Fund does not pay a management fee directly and instead bears acquired fund fees and expenses through its investments in underlying funds, and determined that the fees and expenses borne by the Fund were fair and reasonable.

One Choice Portfolio: Moderate - The Fund’s performance was above its benchmark for the ten-year period and below its benchmark for the one-, three-, and five-year periods reviewed by the Board. In relation to industry peers, the Fund was below the median of its peer performance universe as identified by a third-party service provider for the one-, three-, five-, and ten-year periods. The Board discussed the Fund’s performance with the Advisor, including steps being taken to address underperformance, and concluded that the management agreement should be continued for an additional one-year period, while the Advisor's efforts continue to be closely monitored. The Board acknowledged that the Fund does not pay a management fee directly and instead bears acquired fund fees and expenses through its investments in underlying funds, and determined that the fees and expenses borne by the Fund were fair and reasonable.

One Choice Portfolio: Aggressive - The Fund’s performance was above its benchmark for the ten-year period and below its benchmark for the one-, three-, and five-year periods reviewed by the Board. In relation to industry peers, the Fund was below the median of its peer performance universe as identified by a third-party service provider for the one-, three-, five-, and ten-year periods. The Board discussed the Fund’s performance with the Advisor, including steps being taken to address underperformance, and concluded that the management agreement should be continued for an additional one-year period, while the Advisor's efforts continue to be closely monitored. The Board acknowledged that the Fund does not pay a management fee directly and instead bears acquired fund fees and expenses through its investments in underlying funds, and determined that the fees and expenses borne by the Fund were fair and reasonable.

32

One Choice Portfolio: Very Aggressive - The Fund’s performance was below its benchmark for the one-, three-, five-, and ten-year periods reviewed by the Board. In relation to industry peers, the Fund was below the median of its peer performance universe as identified by a third-party service provider for the one-, three-, five-, and ten-year periods. The Board discussed the Fund’s performance with the Advisor, including steps being taken to address underperformance, and concluded that the management agreement should be continued for an additional one-year period, while the Advisor's efforts continue to be closely monitored. The Board acknowledged that the Fund does not pay a management fee directly and instead bears acquired fund fees and expenses through its investments in underlying funds, and determined that the fees and expenses borne by the Fund were fair and reasonable.

Conclusion of the Directors. As a result of this process, the Board, including all of the independent Directors, taking into account all of the factors discussed above and the information provided by the Advisor and others in connection with its review and received over time, determined that the terms of the management agreement are fair and reasonable in light of the services provided and that the management agreement between the Funds and the Advisor should be renewed for an additional one-year period.
33

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code (IRC).

The funds hereby designate up to the maximum amount allowable as qualified dividend income for the fiscal year ended July 31, 2026.

The funds hereby designate the following, or up to the maximum amount allowable, for the fiscal year ended July 31, 2026.

	Corporate Dividends Received Deduction	Qualified Short-Term Capital Gain Distributions (IRC Section 871)	Long-Term Capital Gain Distributions (20% Rate)
One Choice Portfolio: Very Conservative	$574,583	—	—
One Choice Portfolio: Conservative	$2,584,833	$69,127	$19,102,203
One Choice Portfolio: Moderate	$5,474,919	$1,514,972	$65,509,114
One Choice Portfolio: Aggressive	$3,412,914	$1,369,450	$48,691,020
One Choice Portfolio: Very Aggressive	$1,506,647	$51,240	$23,843,152

For the fiscal year ended July 31, 2026, the funds intend to pass through to shareholders the following foreign source income and foreign taxes paid, or up to the maximum amount allowable, as a foreign tax credit.

	Foreign Tax Credit		Foreign Source Income
	Amount	Per Outstanding Share	Amount	Per Outstanding Share
One Choice Portfolio: Very Conservative	$23,215	$0.0008	$220,060	$0.0077
One Choice Portfolio: Conservative	$193,075	$0.0026	$1,799,263	$0.0239
One Choice Portfolio: Moderate	$831,139	$0.0081	$6,248,353	$0.0609
One Choice Portfolio: Aggressive	$564,140	$0.0116	$4,220,168	$0.0865
One Choice Portfolio: Very Aggressive	$305,203	$0.0195	$2,238,163	$0.1430

The funds utilized the following earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction (tax equalization).
Dividends Paid Deduction (Tax Equalization)
One Choice Portfolio: Very Conservative	—
One Choice Portfolio: Conservative	—
One Choice Portfolio: Moderate	—
One Choice Portfolio: Aggressive	—
One Choice Portfolio: Very Aggressive	$3,266,750
34

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2026 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-93180 2609

Annual Financial Statements and Other Information

July 31, 2026

One Choice® In Retirement Portfolio	One Choice® 2050 Portfolio
Investor Class (ARTOX)	Investor Class (ARFVX)
I Class (ATTIX)	I Class (ARFSX)
A Class (ARTAX)	A Class (ARFMX)
C Class (ATTCX)	C Class (ARFDX)
R Class (ARSRX)	R Class (ARFWX)
R6 Class (ARDTX)	R6 Class (ARFEX)
One Choice® 2030 Portfolio	One Choice® 2055 Portfolio
Investor Class (ARCVX)	Investor Class (AREVX)
I Class (ARCSX)	I Class (ARENX)
A Class (ARCMX)	A Class (AREMX)
C Class (ARWOX)	C Class (AREFX)
R Class (ARCRX)	R Class (AREOX)
R6 Class (ARCUX)	R6 Class (AREUX)
One Choice® 2035 Portfolio	One Choice® 2060 Portfolio
Investor Class (ARYIX)	Investor Class (ARGVX)
I Class (ARLIX)	I Class (ARGNX)
A Class (ARYAX)	A Class (ARGMX)
C Class (ARLCX)	C Class (ARGHX)
R Class (ARYRX)	R Class (ARGRX)
R6 Class (ARLDX)	R6 Class (ARGDX)
One Choice® 2040 Portfolio	One Choice® 2065 Portfolio
Investor Class (ARDVX)	Investor Class (ARHVX)
I Class (ARDSX)	I Class (ARHUX)
A Class (ARDMX)	A Class (ARHMX)
C Class (ARNOX)	C Class (ARHEX)
R Class (ARDRX)	R Class (ARHFX)
R6 Class (ARDUX)	R6 Class (ARHSX)
One Choice® 2045 Portfolio	One Choice® 2070 Portfolio
Investor Class (AROIX)	Investor Class (ARADX)
I Class (AOOIX)	I Class (ARAEX)
A Class (AROAX)	A Class (ARAJX)
C Class (AROCX)	C Class (ARAKX)
R Class (ARORX)	R Class (ARAPX)
R6 Class (ARDOX)	R6 Class (ARARX)

Investors should carefully consider a fund’s investment objectives, risks, charges and expenses. For this and additional information about a fund, including the Annual Shareholder Report, Semiannual Shareholder Report, Prospectus and Statement of Additional Information, visit americancentury.com/docs.

Schedule of Investments
JULY 31, 2026

One Choice In Retirement Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 39.0%
Diversified Bond Fund G Class	44,778,127	$402,555,357
High Income Fund G Class	9,492,984	81,449,807
Inflation-Adjusted Bond Fund G Class	6,757,195	70,477,542
Short Duration Fund G Class	18,322,535	178,461,488
Short Duration Inflation Protection Bond Fund G Class	15,752,552	166,819,529
		899,763,723
Domestic Equity Funds — 30.8%
Focused Large Cap Value Fund G Class	17,324,550	206,335,391
Growth Fund G Class	1,448,905	91,338,983
Heritage Fund G Class	1,389,347	37,998,646
Large Cap Equity Fund G Class	3,849,351	200,089,281
Mid Cap Value Fund G Class	4,127,093	70,036,774
Select Fund G Class	425,728	59,848,818
Small Cap Dividend Fund G Class	1,784,738	22,309,230
Small Cap Growth Fund G Class	752,085	21,547,239
		709,504,362
International Equity Funds — 14.2%
Global Real Estate Fund G Class	1,570,753	23,891,151
International Growth Fund G Class	9,590,873	135,902,668
International Small-Mid Cap Fund G Class	1,224,815	15,542,907
International Value Fund G Class	11,696,380	151,702,049
		327,038,775
International Fixed Income Funds — 13.2%
Emerging Markets Debt Fund G Class	2,742,755	25,562,472
Global Bond Fund G Class	32,316,409	278,567,449
		304,129,921
Money Market Funds — 2.8%
U.S. Government Money Market Fund G Class	64,444,490	64,444,490
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,871,581,233)		2,304,881,271
OTHER ASSETS AND LIABILITIES — 0.0%		—
TOTAL NET ASSETS — 100.0%		$2,304,881,271

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
2

Schedule of Investments
JULY 31, 2026

One Choice 2030 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 36.0%
Diversified Bond Fund G Class	21,984,295	$197,638,808
High Income Fund G Class	5,079,582	43,582,810
Inflation-Adjusted Bond Fund G Class	4,186,375	43,663,894
Short Duration Fund G Class	6,507,471	63,382,764
Short Duration Inflation Protection Bond Fund G Class	5,356,661	56,727,038
		404,995,314
Domestic Equity Funds — 32.8%
Focused Large Cap Value Fund G Class	8,633,062	102,819,765
Growth Fund G Class	786,442	49,577,293
Heritage Fund G Class	773,113	21,144,630
Large Cap Equity Fund G Class	1,964,105	102,094,192
Mid Cap Value Fund G Class	2,207,942	37,468,767
Select Fund G Class	230,942	32,465,831
Small Cap Dividend Fund G Class	969,403	12,117,535
Small Cap Growth Fund G Class	406,217	11,638,108
		369,326,121
International Equity Funds — 15.8%
Emerging Markets Fund G Class	275,071	5,215,341
Global Real Estate Fund G Class	894,592	13,606,745
International Growth Fund G Class	4,925,652	69,796,485
International Small-Mid Cap Fund G Class	885,847	11,241,401
International Value Fund G Class	5,377,238	69,742,783
Non-U.S. Intrinsic Value Fund G Class	692,322	8,024,013
		177,626,768
International Fixed Income Funds — 12.8%
Emerging Markets Debt Fund G Class	1,854,838	17,287,092
Global Bond Fund G Class	14,760,543	127,235,882
		144,522,974
Money Market Funds — 2.6%
U.S. Government Money Market Fund G Class	29,538,789	29,538,789
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $915,783,607)		1,126,009,966
OTHER ASSETS AND LIABILITIES — 0.0%		—
TOTAL NET ASSETS — 100.0%		$1,126,009,966

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
3

Schedule of Investments
JULY 31, 2026

One Choice 2035 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 35.5%
Focused Dynamic Growth Fund G Class	78,879	$6,666,101
Focused Large Cap Value Fund G Class	11,730,764	139,713,403
Growth Fund G Class	1,150,063	72,499,981
Heritage Fund G Class	1,269,697	34,726,220
Large Cap Equity Fund G Class	2,650,885	137,793,012
Mid Cap Value Fund G Class	3,370,728	57,201,261
Select Fund G Class	291,483	40,976,658
Small Cap Dividend Fund G Class	1,527,747	19,096,842
Small Cap Growth Fund G Class	637,676	18,269,409
		526,942,887
Domestic Fixed Income Funds — 32.1%
Diversified Bond Fund G Class	28,722,197	258,212,554
High Income Fund G Class	7,266,634	62,347,722
Inflation-Adjusted Bond Fund G Class	6,253,781	65,226,940
Short Duration Fund G Class	4,971,509	48,422,500
Short Duration Inflation Protection Bond Fund G Class	3,869,578	40,978,828
		475,188,544
International Equity Funds — 18.2%
Emerging Markets Fund G Class	1,048,963	19,888,340
Global Real Estate Fund G Class	1,410,978	21,460,982
International Growth Fund G Class	6,902,350	97,806,295
International Small-Mid Cap Fund G Class	1,735,812	22,027,454
International Value Fund G Class	6,628,571	85,972,567
Non-U.S. Intrinsic Value Fund G Class	1,943,166	22,521,294
		269,676,932
International Fixed Income Funds — 12.2%
Emerging Markets Debt Fund G Class	3,213,064	29,945,759
Global Bond Fund G Class	17,503,420	150,879,477
		180,825,236
Money Market Funds — 2.0%
U.S. Government Money Market Fund G Class	30,098,306	30,098,306
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,182,378,841)		1,482,731,905
OTHER ASSETS AND LIABILITIES — 0.0%		—
TOTAL NET ASSETS — 100.0%		$1,482,731,905

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
4

Schedule of Investments
JULY 31, 2026

One Choice 2040 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 39.1%
Focused Dynamic Growth Fund G Class	151,202	$12,778,095
Focused Large Cap Value Fund G Class	9,138,215	108,836,144
Growth Fund G Class	979,606	61,754,390
Heritage Fund G Class	1,214,645	33,220,534
Large Cap Equity Fund G Class	2,071,031	107,652,184
Mid Cap Value Fund G Class	2,872,105	48,739,625
Select Fund G Class	190,959	26,845,012
Small Cap Growth Fund G Class	553,890	15,868,945
Small Cap Value Fund G Class	1,527,255	16,784,534
		432,479,463
Domestic Fixed Income Funds — 27.8%
Diversified Bond Fund G Class	20,803,397	187,022,542
High Income Fund G Class	5,465,027	46,889,935
Inflation-Adjusted Bond Fund G Class	4,208,741	43,897,164
Short Duration Fund G Class	1,725,347	16,804,879
Short Duration Inflation Protection Bond Fund G Class	1,292,326	13,685,737
		308,300,257
International Equity Funds — 20.9%
Emerging Markets Fund G Class	1,511,007	28,648,691
Global Real Estate Fund G Class	1,242,308	18,895,503
International Growth Fund G Class	5,426,200	76,889,258
International Small-Mid Cap Fund G Class	1,733,187	21,994,140
International Value Fund G Class	4,582,163	59,430,659
Non-U.S. Intrinsic Value Fund G Class	2,167,446	25,120,704
		230,978,955
International Fixed Income Funds — 10.9%
Emerging Markets Debt Fund G Class	2,792,917	26,029,988
Global Bond Fund G Class	11,037,471	95,143,001
		121,172,989
Money Market Funds — 1.3%
U.S. Government Money Market Fund G Class	14,785,707	14,785,707
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $874,524,650)		1,107,717,371
OTHER ASSETS AND LIABILITIES — 0.0%		—
TOTAL NET ASSETS — 100.0%		$1,107,717,371

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
5

Schedule of Investments
JULY 31, 2026

One Choice 2045 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 42.8%
Focused Dynamic Growth Fund G Class	293,330	$24,789,300
Focused Large Cap Value Fund G Class	10,912,916	129,972,834
Growth Fund G Class	1,160,694	73,170,166
Heritage Fund G Class	1,723,590	47,140,184
Large Cap Equity Fund G Class	2,533,665	131,699,904
Mid Cap Value Fund G Class	3,660,153	62,112,800
Select Fund G Class	168,271	23,655,586
Small Cap Growth Fund G Class	699,179	20,031,487
Small Cap Value Fund G Class	1,928,374	21,192,828
		533,765,089
International Equity Funds — 23.8%
Emerging Markets Fund G Class	2,691,920	51,038,801
Global Real Estate Fund G Class	1,686,910	25,657,906
International Growth Fund G Class	6,288,180	89,103,505
International Small-Mid Cap Fund G Class	2,447,009	31,052,547
International Value Fund G Class	4,826,850	62,604,245
Non-U.S. Intrinsic Value Fund G Class	3,237,529	37,522,965
		296,979,969
Domestic Fixed Income Funds — 23.7%
Diversified Bond Fund G Class	22,114,507	198,809,420
High Income Fund G Class	5,889,787	50,534,374
Inflation-Adjusted Bond Fund G Class	3,931,903	41,009,751
Short Duration Fund G Class	258,233	2,515,190
Short Duration Inflation Protection Bond Fund G Class	201,978	2,138,952
		295,007,687
International Fixed Income Funds — 8.9%
Emerging Markets Debt Fund G Class	3,276,223	30,534,401
Global Bond Fund G Class	9,338,428	80,497,253
		111,031,654
Money Market Funds — 0.8%
U.S. Government Money Market Fund G Class	9,487,668	9,487,668
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $944,769,112)		1,246,272,067
OTHER ASSETS AND LIABILITIES — 0.0%		—
TOTAL NET ASSETS — 100.0%		$1,246,272,067

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
6

Schedule of Investments
JULY 31, 2026

One Choice 2050 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 46.3%
Focused Dynamic Growth Fund G Class	340,675	$28,790,419
Focused Large Cap Value Fund G Class	9,090,825	108,271,720
Growth Fund G Class	993,752	62,646,109
Heritage Fund G Class	1,516,552	41,477,694
Large Cap Equity Fund G Class	2,141,980	111,340,099
Mid Cap Value Fund G Class	3,059,465	51,919,113
Select Fund G Class	82,572	11,608,040
Small Cap Growth Fund G Class	585,865	16,785,045
Small Cap Value Fund G Class	1,615,828	17,757,952
		450,596,191
International Equity Funds — 26.1%
Emerging Markets Fund G Class	2,571,476	48,755,194
Global Real Estate Fund G Class	1,464,747	22,278,797
International Growth Fund G Class	5,260,259	74,537,872
International Small-Mid Cap Fund G Class	2,129,834	27,027,599
International Value Fund G Class	3,623,150	46,992,253
Non-U.S. Intrinsic Value Fund G Class	2,963,301	34,344,657
		253,936,372
Domestic Fixed Income Funds — 19.8%
Diversified Bond Fund G Class	14,844,448	133,451,590
High Income Fund G Class	3,858,039	33,101,974
Inflation-Adjusted Bond Fund G Class	2,501,781	26,093,575
		192,647,139
International Fixed Income Funds — 7.2%
Emerging Markets Debt Fund G Class	2,092,976	19,506,541
Global Bond Fund G Class	5,828,138	50,238,551
		69,745,092
Money Market Funds — 0.6%
U.S. Government Money Market Fund G Class	5,355,453	5,355,453
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $734,134,647)		972,280,247
OTHER ASSETS AND LIABILITIES — 0.0%		(10)
TOTAL NET ASSETS — 100.0%		$972,280,237

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
7

Schedule of Investments
JULY 31, 2026

One Choice 2055 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 50.5%
Focused Dynamic Growth Fund G Class	360,856	$30,495,959
Focused Large Cap Value Fund G Class	7,432,651	88,522,870
Growth Fund G Class	817,323	51,524,017
Heritage Fund G Class	1,234,552	33,764,984
Large Cap Equity Fund G Class	1,776,411	92,337,841
Mid Cap Value Fund G Class	2,498,932	42,406,873
Select Fund G Class	19,365	2,722,315
Small Cap Growth Fund G Class	481,391	13,791,852
Small Cap Value Fund G Class	1,325,415	14,566,310
		370,133,021
International Equity Funds — 28.3%
Emerging Markets Fund G Class	2,113,454	40,071,079
Global Real Estate Fund G Class	1,162,516	17,681,873
International Growth Fund G Class	4,281,262	60,665,478
International Small-Mid Cap Fund G Class	1,748,371	22,186,828
International Value Fund G Class	2,787,132	36,149,104
Non-U.S. Intrinsic Value Fund G Class	2,609,847	30,248,125
		207,002,487
Domestic Fixed Income Funds — 15.3%
Diversified Bond Fund G Class	8,665,451	77,902,403
High Income Fund G Class	2,219,983	19,047,455
Inflation-Adjusted Bond Fund G Class	1,445,228	15,073,733
		112,023,591
International Fixed Income Funds — 5.5%
Emerging Markets Debt Fund G Class	1,191,482	11,104,614
Global Bond Fund G Class	3,376,563	29,105,971
		40,210,585
Money Market Funds — 0.4%
U.S. Government Money Market Fund G Class	2,971,529	2,971,529
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $549,834,587)		732,341,213
OTHER ASSETS AND LIABILITIES — 0.0%		—
TOTAL NET ASSETS — 100.0%		$732,341,213

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
8

Schedule of Investments
JULY 31, 2026

One Choice 2060 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 52.8%
Focused Dynamic Growth Fund G Class	259,265	$21,910,446
Focused Large Cap Value Fund G Class	4,816,097	57,359,717
Growth Fund G Class	523,963	33,030,608
Heritage Fund G Class	780,934	21,358,545
Large Cap Equity Fund G Class	1,108,997	57,645,658
Mid Cap Value Fund G Class	1,599,889	27,150,121
Small Cap Growth Fund G Class	305,910	8,764,327
Small Cap Value Fund G Class	819,406	9,005,277
		236,224,699
International Equity Funds — 29.5%
Emerging Markets Fund G Class	1,382,188	26,206,291
Global Real Estate Fund G Class	722,048	10,982,347
International Growth Fund G Class	2,708,908	38,385,233
International Small-Mid Cap Fund G Class	1,097,851	13,931,726
International Value Fund G Class	1,718,546	22,289,539
Non-U.S. Intrinsic Value Fund G Class	1,752,988	20,317,131
		132,112,267
Domestic Fixed Income Funds — 12.8%
Diversified Bond Fund G Class	4,393,974	39,501,827
High Income Fund G Class	1,138,793	9,770,847
Inflation-Adjusted Bond Fund G Class	742,396	7,743,187
		57,015,861
International Fixed Income Funds — 4.6%
Emerging Markets Debt Fund G Class	610,336	5,688,336
Global Bond Fund G Class	1,723,368	14,855,428
		20,543,764
Money Market Funds — 0.3%
U.S. Government Money Market Fund G Class	1,448,110	1,448,110
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $343,399,936)		447,344,701
OTHER ASSETS AND LIABILITIES — 0.0%		(2)
TOTAL NET ASSETS — 100.0%		$447,344,699

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
9

Schedule of Investments
JULY 31, 2026

One Choice 2065 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 54.1%
Focused Dynamic Growth Fund G Class	93,625	$7,912,244
Focused Large Cap Value Fund G Class	1,722,337	20,513,036
Growth Fund G Class	189,173	11,925,449
Heritage Fund G Class	282,858	7,736,172
Large Cap Equity Fund G Class	401,110	20,849,678
Mid Cap Value Fund G Class	565,015	9,588,306
Small Cap Growth Fund G Class	103,410	2,962,688
Small Cap Value Fund G Class	280,796	3,085,949
		84,573,522
International Equity Funds — 30.5%
Emerging Markets Fund G Class	495,092	9,386,942
Global Real Estate Fund G Class	258,607	3,933,407
International Growth Fund G Class	980,486	13,893,486
International Small-Mid Cap Fund G Class	400,335	5,080,254
International Value Fund G Class	605,320	7,850,996
Non-U.S. Intrinsic Value Fund G Class	646,240	7,489,924
		47,635,009
Domestic Fixed Income Funds — 11.1%
Diversified Bond Fund G Class	1,333,169	11,985,187
High Income Fund G Class	351,096	3,012,405
Inflation-Adjusted Bond Fund G Class	230,010	2,399,005
		17,396,597
International Fixed Income Funds — 4.0%
Emerging Markets Debt Fund G Class	190,424	1,774,749
Global Bond Fund G Class	527,186	4,544,339
		6,319,088
Money Market Funds — 0.3%
U.S. Government Money Market Fund G Class	452,219	452,219
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $130,803,129)		156,376,435
OTHER ASSETS AND LIABILITIES — 0.0%		—
TOTAL NET ASSETS — 100.0%		$156,376,435

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.

10

Schedule of Investments
JULY 31, 2026

One Choice 2070 Portfolio

	Shares	Value
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 54.6%
Focused Dynamic Growth Fund G Class	3,453	$291,855
Focused Large Cap Value Fund G Class	60,227	717,300
Growth Fund G Class	6,921	436,328
Heritage Fund G Class	10,240	280,073
Large Cap Equity Fund G Class	14,442	750,715
Mid Cap Value Fund G Class	19,725	334,730
Small Cap Growth Fund G Class	3,765	107,855
Small Cap Value Fund G Class	9,846	108,207
		3,027,063
International Equity Funds — 30.6%
Emerging Markets Fund G Class	18,545	351,620
Global Real Estate Fund G Class	9,127	138,828
International Growth Fund G Class	35,055	496,726
International Small-Mid Cap Fund G Class	14,614	185,451
International Value Fund G Class	20,760	269,253
Non-U.S. Intrinsic Value Fund G Class	22,168	256,931
		1,698,809
Domestic Fixed Income Funds — 10.6%
Diversified Bond Fund G Class	45,094	405,396
High Income Fund G Class	11,978	102,775
Inflation-Adjusted Bond Fund G Class	7,832	81,690
		589,861
International Fixed Income Funds — 3.9%
Emerging Markets Debt Fund G Class	6,586	61,377
Global Bond Fund G Class	17,931	154,566
		215,943
Money Market Funds — 0.3%
U.S. Government Money Market Fund G Class	16,225	16,225
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $5,377,734)		5,547,901
OTHER ASSETS AND LIABILITIES — 0.0%		94
TOTAL NET ASSETS — 100.0%		$5,547,995

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

See Notes to Financial Statements.
11

Statements of Assets and Liabilities

JULY 31, 2026
	One Choice In Retirement Portfolio	One Choice 2030 Portfolio
Assets
Investment securities - affiliated, at value	$2,304,881,271	$1,126,009,966
Receivable for investments sold	6,340,980	2,304,820
Receivable for capital shares sold	449,467	250,661
Distributions receivable from underlying funds	3,273,539	1,518,344
	2,314,945,257	1,130,083,791

Liabilities
Payable for investments purchased	3,273,539	1,518,344
Payable for capital shares redeemed	5,230,555	1,731,437
Accrued management fees	1,349,892	668,927
Distribution and service fees payable	210,000	155,117
	10,063,986	4,073,825

Net Assets	$2,304,881,271	$1,126,009,966

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,823,747,878	$883,528,917
Distributable earnings (loss)	481,133,393	242,481,049
	$2,304,881,271	$1,126,009,966

Investment securities - affiliated, at cost	$1,871,581,233	$915,783,607

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice In Retirement Portfolio
Investor Class, $0.01 Par Value	$1,246,072,817	95,447,507	$13.06
I Class, $0.01 Par Value	$70,902,532	5,429,811	$13.06
A Class, $0.01 Par Value	$382,072,327	29,263,621	$13.06
Maximum Offering Price Per Share (Net asset value divide by 0.9425)			$13.86
C Class, $0.01 Par Value	$2,042,325	158,671	$12.87
R Class, $0.01 Par Value	$298,531,085	22,950,433	$13.01
R6 Class, $0.01 Par Value	$305,260,185	32,275,313	$9.46
One Choice 2030 Portfolio
Investor Class, $0.01 Par Value	$381,746,814	29,673,873	$12.86
I Class, $0.01 Par Value	$47,766,775	3,712,921	$12.87
A Class, $0.01 Par Value	$193,359,040	15,078,396	$12.82
Maximum Offering Price Per Share (Net asset value divide by 0.9425)			$13.60
C Class, $0.01 Par Value	$1,281,567	99,932	$12.82
R Class, $0.01 Par Value	$265,755,867	20,731,797	$12.82
R6 Class, $0.01 Par Value	$236,099,903	21,159,244	$11.16
Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class. The A Class may incur an initial sales charge and the A Class and C Class may be subject to a contingent deferred sales charge.

See Notes to Financial Statements.
12

Statements of Assets and Liabilities

JULY 31, 2026
	One Choice 2035 Portfolio	One Choice 2040 Portfolio
Assets
Investment securities - affiliated, at value	$1,482,731,905	$1,107,717,371
Receivable for investments sold	2,988,159	2,627,048
Receivable for capital shares sold	396,787	328,685
Distributions receivable from underlying funds	1,845,616	1,248,727
	1,487,962,467	1,111,921,831

Liabilities
Payable for investments purchased	1,845,616	1,248,727
Payable for capital shares redeemed	2,260,753	2,071,457
Accrued management fees	932,910	710,104
Distribution and service fees payable	191,283	174,172
	5,230,562	4,204,460

Net Assets	$1,482,731,905	$1,107,717,371

Net Assets Consist of:
Capital (par value and paid-in surplus)	$1,130,335,513	$842,469,529
Distributable earnings (loss)	352,396,392	265,247,842
	$1,482,731,905	$1,107,717,371

Investment securities - affiliated, at cost	$1,182,378,841	$874,524,650

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice 2035 Portfolio
Investor Class, $0.01 Par Value	$598,429,528	35,230,532	$16.99
I Class, $0.01 Par Value	$44,930,571	2,639,441	$17.02
A Class, $0.01 Par Value	$237,693,363	14,007,091	$16.97
Maximum Offering Price Per Share (Net asset value divide by 0.9425)			$18.01
C Class, $0.01 Par Value	$885,797	52,440	$16.89
R Class, $0.01 Par Value	$330,047,406	19,469,447	$16.95
R6 Class, $0.01 Par Value	$270,745,240	27,629,385	$9.80
One Choice 2040 Portfolio
Investor Class, $0.01 Par Value	$347,182,673	24,577,978	$14.13
I Class, $0.01 Par Value	$53,371,698	3,774,540	$14.14
A Class, $0.01 Par Value	$181,568,748	12,875,383	$14.10
Maximum Offering Price Per Share (Net asset value divide by 0.9425)			$14.96
C Class, $0.01 Par Value	$1,001,375	71,405	$14.02
R Class, $0.01 Par Value	$317,909,192	22,578,077	$14.08
R6 Class, $0.01 Par Value	$206,683,685	17,507,556	$11.81
Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class. The A Class may incur an initial sales charge and the A Class and C Class may be subject to a contingent deferred sales charge.

See Notes to Financial Statements.
13

Statements of Assets and Liabilities

JULY 31, 2026
	One Choice 2045 Portfolio	One Choice 2050 Portfolio
Assets
Investment securities - affiliated, at value	$1,246,272,067	$972,280,247
Cash	—	10
Receivable for investments sold	1,699,865	2,431,391
Receivable for capital shares sold	1,227,981	429,342
Distributions receivable from underlying funds	1,243,985	818,255
	1,250,443,898	975,959,245

Liabilities
Payable for investments purchased	1,243,985	818,256
Payable for capital shares redeemed	1,903,435	2,049,323
Accrued management fees	841,167	656,510
Distribution and service fees payable	183,244	154,919
	4,171,831	3,679,008

Net Assets	$1,246,272,067	$972,280,237

Net Assets Consist of:
Capital (par value and paid-in surplus)	$897,340,198	$697,978,776
Distributable earnings (loss)	348,931,869	274,301,461
	$1,246,272,067	$972,280,237

Investment securities - affiliated, at cost	$944,769,112	$734,134,647

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice 2045 Portfolio
Investor Class, $0.01 Par Value	$479,799,946	25,391,087	$18.90
I Class, $0.01 Par Value	$40,119,278	2,118,538	$18.94
A Class, $0.01 Par Value	$183,220,376	9,714,671	$18.86
Maximum Offering Price Per Share (Net asset value divide by 0.9425)			$20.01
C Class, $0.01 Par Value	$632,339	33,766	$18.73
R Class, $0.01 Par Value	$340,944,540	18,076,369	$18.86
R6 Class, $0.01 Par Value	$201,555,588	20,272,185	$9.94
One Choice 2050 Portfolio
Investor Class, $0.01 Par Value	$303,868,727	19,260,805	$15.78
I Class, $0.01 Par Value	$41,660,159	2,633,777	$15.82
A Class, $0.01 Par Value	$161,130,311	10,225,976	$15.76
Maximum Offering Price Per Share (Net asset value divide by 0.9425)			$16.72
C Class, $0.01 Par Value	$690,788	44,088	$15.67
R Class, $0.01 Par Value	$284,813,004	18,079,980	$15.75
R6 Class, $0.01 Par Value	$180,117,248	13,632,658	$13.21
Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class. The A Class may incur an initial sales charge and the A Class and C Class may be subject to a contingent deferred sales charge.

See Notes to Financial Statements.
14

Statements of Assets and Liabilities

JULY 31, 2026
	One Choice 2055 Portfolio	One Choice 2060 Portfolio
Assets
Investment securities - affiliated, at value	$732,341,213	$447,344,701
Receivable for investments sold	3,037,749	—
Receivable for capital shares sold	331,086	906,683
Distributions receivable from underlying funds	475,781	241,620
	736,185,829	448,493,004

Liabilities
Payable for investments purchased	475,781	585,436
Payable for capital shares redeemed	2,744,309	183,950
Accrued management fees	497,730	298,901
Distribution and service fees payable	126,796	80,018
	3,844,616	1,148,305

Net Assets	$732,341,213	$447,344,699

Net Assets Consist of:
Capital (par value and paid-in surplus)	$519,681,323	$330,174,815
Distributable earnings (loss)	212,659,890	117,169,884
	$732,341,213	$447,344,699

Investment securities - affiliated, at cost	$549,834,587	$343,399,936

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice 2055 Portfolio
Investor Class, $0.01 Par Value	$197,949,222	10,659,695	$18.57
I Class, $0.01 Par Value	$26,996,457	1,452,921	$18.58
A Class, $0.01 Par Value	$122,539,727	6,616,262	$18.52
Maximum Offering Price Per Share (Net asset value divide by 0.9425)			$19.65
C Class, $0.01 Par Value	$479,096	26,169	$18.31
R Class, $0.01 Par Value	$237,667,970	12,827,141	$18.53
R6 Class, $0.01 Par Value	$146,708,741	10,184,300	$14.41
One Choice 2060 Portfolio
Investor Class, $0.01 Par Value	$106,368,019	6,079,675	$17.50
I Class, $0.01 Par Value	$10,596,743	604,675	$17.52
A Class, $0.01 Par Value	$74,652,179	4,273,759	$17.47
Maximum Offering Price Per Share (Net asset value divide by 0.9425)			$18.54
C Class, $0.01 Par Value	$127,052	7,364	$17.25
R Class, $0.01 Par Value	$152,727,660	8,759,300	$17.44
R6 Class, $0.01 Par Value	$102,873,046	5,845,838	$17.60
Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class. The A Class may incur an initial sales charge and the A Class and C Class may be subject to a contingent deferred sales charge.

See Notes to Financial Statements.
15

Statements of Assets and Liabilities

JULY 31, 2026
	One Choice 2065 Portfolio	One Choice 2070 Portfolio
Assets
Investment securities - affiliated, at value	$156,376,435	$5,547,901
Receivable for investments sold	45,016	—
Receivable for capital shares sold	171,241	26,694
Distributions receivable from underlying funds	73,154	2,352
	156,665,846	5,576,947

Liabilities
Payable for investments purchased	73,154	24,846
Payable for capital shares redeemed	77,675	54
Accrued management fees	104,492	3,407
Distribution and service fees payable	34,090	645
	289,411	28,952

Net Assets	$156,376,435	$5,547,995

Net Assets Consist of:
Capital (par value and paid-in surplus)	$125,780,098	$5,363,330
Distributable earnings (loss)	30,596,337	184,665
	$156,376,435	$5,547,995

Investment securities - affiliated, at cost	$130,803,129	$5,377,734

Fund/Class	Net Assets	Shares Outstanding	Net Asset Value Per Share
One Choice 2065 Portfolio
Investor Class, $0.01 Par Value	$24,933,291	1,669,294	$14.94
I Class, $0.01 Par Value	$2,052,318	137,330	$14.94
A Class, $0.01 Par Value	$25,351,546	1,701,112	$14.90
Maximum Offering Price Per Share (Net asset value divide by 0.9425)			$15.81
C Class, $0.01 Par Value	$144,455	9,730	$14.85
R Class, $0.01 Par Value	$68,291,318	4,584,412	$14.90
R6 Class, $0.01 Par Value	$35,603,507	2,378,392	$14.97
One Choice 2070 Portfolio
Investor Class, $0.01 Par Value	$2,685,304	249,647	$10.76
I Class, $0.01 Par Value	$27,487	2,554	$10.76
A Class, $0.01 Par Value	$272,361	25,381	$10.73
Maximum Offering Price Per Share (Net asset value divide by 0.9425)			$11.38
C Class, $0.01 Par Value	$27,269	2,552	$10.69
R Class, $0.01 Par Value	$1,428,956	133,291	$10.72
R6 Class, $0.01 Par Value	$1,106,618	102,732	$10.77
Maximum offering price per share was equal to the net asset value per share for all share classes, except A Class. The A Class may incur an initial sales charge and the A Class and C Class may be subject to a contingent deferred sales charge.

See Notes to Financial Statements.
16

Statements of Operations

YEAR ENDED JULY 31, 2026
	One Choice In Retirement Portfolio	One Choice 2030 Portfolio
Investment Income (Loss)
Income:
Income distributions from underlying funds	$94,096,852	$45,581,844
Interest	14,359	6,501
	94,111,211	45,588,345

Expenses:
Management fees	17,766,804	8,639,913
Distribution and service fees:
A Class	954,435	478,074
C Class	23,785	13,220
R Class	1,496,407	1,312,081
Directors' fees and expenses	78,567	38,744
	20,319,998	10,482,032
Fees waived	(1,229,300)	(420,206)
	19,090,698	10,061,826

Net investment income (loss)	75,020,513	35,526,519

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	61,960,279	37,283,669
Capital gain distributions received from underlying funds	98,614,039	51,860,516
	160,574,318	89,144,185

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(6,212,435)	(3,654,404)

Net realized and unrealized gain (loss) on affiliates	154,361,883	85,489,781

Net Increase (Decrease) in Net Assets Resulting from Operations	$229,382,396	$121,016,300

See Notes to Financial Statements.
17

Statements of Operations

YEAR ENDED JULY 31, 2026
	One Choice 2035 Portfolio	One Choice 2040 Portfolio
Investment Income (Loss)
Income:
Income distributions from underlying funds	$56,793,446	$40,610,693
Interest	7,127	6,953
	56,800,573	40,617,646

Expenses:
Management fees	11,667,172	8,801,648
Distribution and service fees:
A Class	579,163	436,923
C Class	9,019	11,997
R Class	1,599,943	1,506,644
Directors' fees and expenses	49,420	36,542
Other expenses	11	—
	13,904,728	10,793,754
Fees waived	(461,828)	(382,649)
	13,442,900	10,411,105

Net investment income (loss)	43,357,673	30,206,541

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	64,419,191	53,633,128
Capital gain distributions received from underlying funds	69,463,769	56,927,515
	133,882,960	110,560,643

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(11,934,194)	(7,729,895)

Net realized and unrealized gain (loss) on affiliates	121,948,766	102,830,748

Net Increase (Decrease) in Net Assets Resulting from Operations	$165,306,439	$133,037,289

See Notes to Financial Statements.
18

Statements of Operations

YEAR ENDED JULY 31, 2026
	One Choice 2045 Portfolio	One Choice 2050 Portfolio
Investment Income (Loss)
Income:
Income distributions from underlying funds	$43,372,975	$31,796,118
Interest	7,547	6,013
	43,380,522	31,802,131

Expenses:
Management fees	10,279,369	8,013,110
Distribution and service fees:
A Class	432,144	383,441
C Class	6,435	6,433
R Class	1,627,598	1,334,263
Directors' fees and expenses	40,675	31,473
	12,386,221	9,768,720
Fees waived	(344,904)	(328,855)
	12,041,317	9,439,865

Net investment income (loss)	31,339,205	22,362,266

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	66,795,207	56,833,539
Capital gain distributions received from underlying funds	68,315,016	57,106,108
	135,110,223	113,939,647

Change in net unrealized appreciation (depreciation) on investments in underlying funds	(5,955,040)	(3,180,643)

Net realized and unrealized gain (loss) on affiliates	129,155,183	110,759,004

Net Increase (Decrease) in Net Assets Resulting from Operations	$160,494,388	$133,121,270

See Notes to Financial Statements.
19

Statements of Operations

YEAR ENDED JULY 31, 2026
	One Choice 2055 Portfolio	One Choice 2060 Portfolio
Investment Income (Loss)
Income:
Income distributions from underlying funds	$22,610,906	$12,983,025
Interest	4,445	2,623
	22,615,351	12,985,648

Expenses:
Management fees	6,105,001	3,631,378
Distribution and service fees:
A Class	287,800	168,522
C Class	5,243	2,350
R Class	1,095,221	693,331
Directors' fees and expenses	23,665	13,987
	7,516,930	4,509,568
Fees waived	(331,696)	(240,967)
	7,185,234	4,268,601

Net investment income (loss)	15,430,117	8,717,047

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	43,504,406	19,880,633
Capital gain distributions received from underlying funds	46,305,555	28,534,051
	89,809,961	48,414,684

Change in net unrealized appreciation (depreciation) on investments in underlying funds	1,126,974	7,066,987

Net realized and unrealized gain (loss) on affiliates	90,936,935	55,481,671

Net Increase (Decrease) in Net Assets Resulting from Operations	$106,367,052	$64,198,718

See Notes to Financial Statements.
20

Statements of Operations

YEAR ENDED JULY 31, 2026 (EXCEPT AS NOTED)
	One Choice 2065 Portfolio	One Choice 2070 Portfolio(1)
Investment Income (Loss)
Income:
Income distributions from underlying funds	$4,167,918	$20,520
Interest	1,167	—
	4,169,085	20,520

Expenses:
Management fees	1,205,303	12,628
Distribution and service fees:
A Class	52,100	195
C Class	1,402	175
R Class	290,244	1,648
Directors' fees and expenses	4,568	40
	1,553,617	14,686
Fees waived	(92,761)	(854)
	1,460,856	13,832

Net investment income (loss)	2,708,229	6,688

Realized and Unrealized Gain (Loss) on Affiliates
Net realized gain (loss) on:
Sales of investments in underlying funds	1,670,456	(3,683)
Capital gain distributions received from underlying funds	9,623,979	15,976
	11,294,435	12,293

Change in net unrealized appreciation (depreciation) on investments in underlying funds	6,954,424	170,167

Net realized and unrealized gain (loss) on affiliates	18,248,859	182,460

Net Increase (Decrease) in Net Assets Resulting from Operations	$20,957,088	$189,148

(1)December 1, 2025 (fund inception) through July 31, 2026.

See Notes to Financial Statements.
21

Statements of Changes in Net Assets

YEARS ENDED JULY 31, 2026 AND JULY 31, 2025
	One Choice In Retirement Portfolio		One Choice 2030 Portfolio
Increase (Decrease) in Net Assets	July 31, 2026	July 31, 2025	July 31, 2026	July 31, 2025
Operations
Net investment income (loss)	$75,020,513	$51,997,257	$35,526,519	$42,284,139
Net realized gain (loss)	160,574,318	86,319,106	89,144,185	91,130,250
Change in net unrealized appreciation (depreciation)	(6,212,435)	3,092,032	(3,654,404)	(20,057,227)
Net increase (decrease) in net assets resulting from operations	229,382,396	141,408,395	121,016,300	113,357,162

Distributions to Shareholders
From earnings:
Investor Class	(68,311,636)	(52,279,622)	(42,075,290)	(16,533,486)
I Class	(5,649,135)	(12,916,206)	(7,561,104)	(11,558,903)
A Class	(19,870,724)	(14,703,991)	(21,637,263)	(8,445,873)
C Class	(108,671)	(73,550)	(142,114)	(53,127)
R Class	(14,674,972)	(12,898,826)	(27,796,354)	(13,789,226)
R6 Class	(29,898,803)	(27,221,879)	(39,634,460)	(25,212,675)
Decrease in net assets from distributions	(138,513,941)	(120,094,074)	(138,846,585)	(75,593,290)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(503,827,255)	952,395,135	(230,081,822)	(347,703,392)

Net increase (decrease) in net assets	(412,958,800)	973,709,456	(247,912,107)	(309,939,520)

Net Assets
Beginning of period	2,717,840,071	1,744,130,615	1,373,922,073	1,683,861,593
End of period	$2,304,881,271	$2,717,840,071	$1,126,009,966	$1,373,922,073
See Notes to Financial Statements.
22

Statements of Changes in Net Assets

YEARS ENDED JULY 31, 2026 AND JULY 31, 2025
	One Choice 2035 Portfolio		One Choice 2040 Portfolio
Increase (Decrease) in Net Assets	July 31, 2026	July 31, 2025	July 31, 2026	July 31, 2025
Operations
Net investment income (loss)	$43,357,673	$47,495,738	$30,206,541	$33,990,552
Net realized gain (loss)	133,882,960	97,780,271	110,560,643	72,808,793
Change in net unrealized appreciation (depreciation)	(11,934,194)	(2,950,947)	(7,729,895)	8,900,876
Net increase (decrease) in net assets resulting from operations	165,306,439	142,325,062	133,037,289	115,700,221

Distributions to Shareholders
From earnings:
Investor Class	(58,499,428)	(24,271,222)	(38,210,524)	(15,221,163)
I Class	(5,984,653)	(10,767,366)	(8,553,103)	(12,464,860)
A Class	(22,876,600)	(9,269,258)	(20,153,725)	(8,588,687)
C Class	(80,168)	(38,001)	(112,814)	(69,244)
R Class	(29,616,380)	(14,850,374)	(32,697,030)	(17,289,991)
R6 Class	(52,455,404)	(33,679,621)	(34,164,465)	(23,182,978)
Decrease in net assets from distributions	(169,512,633)	(92,875,842)	(133,891,661)	(76,816,923)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(205,969,553)	(288,089,384)	(157,259,532)	(232,496,357)

Net increase (decrease) in net assets	(210,175,747)	(238,640,164)	(158,113,904)	(193,613,059)

Net Assets
Beginning of period	1,692,907,652	1,931,547,816	1,265,831,275	1,459,444,334
End of period	$1,482,731,905	$1,692,907,652	$1,107,717,371	$1,265,831,275

See Notes to Financial Statements.
23

Statements of Changes in Net Assets

YEARS ENDED JULY 31, 2026 AND JULY 31, 2025
	One Choice 2045 Portfolio		One Choice 2050 Portfolio
Increase (Decrease) in Net Assets	July 31, 2026	July 31, 2025	July 31, 2026	July 31, 2025
Operations
Net investment income (loss)	$31,339,205	$34,342,364	$22,362,266	$24,990,493
Net realized gain (loss)	135,110,223	85,241,574	113,939,647	67,085,532
Change in net unrealized appreciation (depreciation)	(5,955,040)	14,407,031	(3,180,643)	19,536,899
Net increase (decrease) in net assets resulting from operations	160,494,388	133,990,969	133,121,270	111,612,924

Distributions to Shareholders
From earnings:
Investor Class	(49,679,752)	(19,324,032)	(34,427,016)	(10,981,917)
I Class	(6,021,463)	(10,243,888)	(6,823,006)	(9,922,764)
A Class	(18,600,135)	(7,342,299)	(19,234,125)	(6,612,383)
C Class	(67,361)	(26,907)	(73,079)	(27,162)
R Class	(32,992,728)	(15,051,332)	(31,532,593)	(12,405,240)
R6 Class	(44,515,353)	(29,648,639)	(31,892,098)	(17,599,488)
Decrease in net assets from distributions	(151,876,792)	(81,637,097)	(123,981,917)	(57,548,954)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(156,992,648)	(226,256,530)	(134,870,624)	(176,180,056)

Net increase (decrease) in net assets	(148,375,052)	(173,902,658)	(125,731,271)	(122,116,086)

Net Assets
Beginning of period	1,394,647,119	1,568,549,777	1,098,011,508	1,220,127,594
End of period	$1,246,272,067	$1,394,647,119	$972,280,237	$1,098,011,508

See Notes to Financial Statements.
24

Statements of Changes in Net Assets

YEARS ENDED JULY 31, 2026 AND JULY 31, 2025
	One Choice 2055 Portfolio		One Choice 2060 Portfolio
Increase (Decrease) in Net Assets	July 31, 2026	July 31, 2025	July 31, 2026	July 31, 2025
Operations
Net investment income (loss)	$15,430,117	$16,815,310	$8,717,047	$9,213,176
Net realized gain (loss)	89,809,961	46,763,958	48,414,684	20,261,465
Change in net unrealized appreciation (depreciation)	1,126,974	23,857,920	7,066,987	21,913,676
Net increase (decrease) in net assets resulting from operations	106,367,052	87,437,188	64,198,718	51,388,317

Distributions to Shareholders
From earnings:
Investor Class	(20,031,140)	(5,366,318)	(8,567,349)	(2,209,134)
I Class	(4,758,474)	(6,356,441)	(1,425,016)	(2,592,861)
A Class	(13,218,661)	(3,851,852)	(6,415,375)	(1,669,940)
C Class	(56,524)	(22,425)	(33,113)	(7,896)
R Class	(23,707,531)	(7,716,074)	(12,309,967)	(4,012,322)
R6 Class	(26,217,194)	(12,191,965)	(11,789,655)	(4,614,733)
Decrease in net assets from distributions	(87,989,524)	(35,505,075)	(40,540,475)	(15,106,886)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(112,381,430)	(106,028,532)	(51,598,260)	(45,024,313)

Net increase (decrease) in net assets	(94,003,902)	(54,096,419)	(27,940,017)	(8,742,882)

Net Assets
Beginning of period	826,345,115	880,441,534	475,284,716	484,027,598
End of period	$732,341,213	$826,345,115	$447,344,699	$475,284,716

See Notes to Financial Statements.
25

Statements of Changes in Net Assets

YEARS ENDED JULY 31, 2026 AND JULY 31, 2025 (EXCEPT AS NOTED)
	One Choice 2065 Portfolio		One Choice 2070 Portfolio
Increase (Decrease) in Net Assets	July 31, 2026	July 31, 2025	July 31, 2026(1)
Operations
Net investment income (loss)	$2,708,229	$2,000,378	$6,688
Net realized gain (loss)	11,294,435	3,180,922	12,293
Change in net unrealized appreciation (depreciation)	6,954,424	7,915,443	170,167
Net increase (decrease) in net assets resulting from operations	20,957,088	13,096,743	189,148

Distributions to Shareholders
From earnings:
Investor Class	(983,337)	(266,113)	(1,983)
I Class	(124,104)	(517,202)	(534)
A Class	(1,131,766)	(283,656)	(530)
C Class	(6,462)	(2,127)	(509)
R Class	(2,843,115)	(755,476)	(640)
R6 Class	(2,638,635)	(895,291)	(537)
Decrease in net assets from distributions	(7,727,419)	(2,719,865)	(4,733)

Capital Share Transactions
Net increase (decrease) in net assets from capital share transactions (Note 5)	(1,314,100)	38,634,445	5,363,580

Net increase (decrease) in net assets	11,915,569	49,011,323	5,547,995

Net Assets
Beginning of period	144,460,866	95,449,543	—
End of period	$156,376,435	$144,460,866	$5,547,995

(1)December 1, 2025 (fund inception) through July 31, 2026.

See Notes to Financial Statements.
26

Notes to Financial Statements

JULY 31, 2026

1. Organization

American Century Asset Allocation Portfolios, Inc. (the corporation) is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company and is organized as a Maryland corporation. Each fund operates as a fund of funds, meaning that it seeks to achieve its objective by investing in other American Century Investments mutual funds (the underlying funds) that represent a variety of asset classes and investment styles. Additional information and attributes of each underlying fund are available at americancentury.com. The financial statements herein relate to the following funds and the respective share classes offered by the corporation.

One Choice In Retirement Portfolio	Investor, I, A, C, R, R6
One Choice 2030 Portfolio	Investor, I, A, C, R, R6
One Choice 2035 Portfolio	Investor, I, A, C, R, R6
One Choice 2040 Portfolio	Investor, I, A, C, R, R6
One Choice 2045 Portfolio	Investor, I, A, C, R, R6
One Choice 2050 Portfolio	Investor, I, A, C, R, R6
One Choice 2055 Portfolio	Investor, I, A, C, R, R6
One Choice 2060 Portfolio	Investor, I, A, C, R, R6
One Choice 2065 Portfolio	Investor, I, A, C, R, R6
One Choice 2070 Portfolio	Investor, I, A, C, R, R6
All classes of One Choice 2070 Portfolio commenced sale on December 1, 2025, the fund's inception date.

Each fund represents a single operating segment as its operating results are monitored as a whole and the long-term asset allocation is determined in accordance with its prospectus, based on defined investment objectives executed by the fund’s portfolio management team. The President of the funds serves as the chief operating decision maker (CODM). A fund's income, expenses, assets, and performance are regularly monitored and assessed by the CODM, using the information consistent with that presented in the financial statements and financial highlights.

2. Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the funds in preparation of their financial statements. Each fund is an investment company and follows accounting and reporting guidance in accordance with accounting principles generally accepted in the United States of America. This may require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from these estimates. Management evaluated the impact of events or transactions occurring through the date the financial statements were issued that would merit recognition or disclosure.

Investment Valuations — Each fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of a fund’s investments is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Open-end management investment companies are valued at the reported NAV per share.

Fair Value Measurements — The investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by a fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the funds' investment securities were classified as Level 1. The Schedule of Investments provides additional information on a fund's portfolio holdings.

Security Transactions — Security transactions are accounted for as of the trade date. Net realized gains and losses are determined on the identified cost basis, which is also used for federal income tax purposes.
27

Investment Income — Income and capital gain distributions, if any, from the underlying funds are recorded as of the ex-dividend date. Long-term capital gain distributions, if any, from the underlying funds are a component of net realized gain (loss). Interest income less foreign taxes withheld, if any, is recorded on the accrual basis and includes paydown gain (loss) and accretion of discounts and amortization of premiums.

Income Tax Status — It is each fund's policy to distribute substantially all net investment income and net realized gains to shareholders and to otherwise qualify as a regulated investment company under provisions of the Internal Revenue Code. Accordingly, no provision has been made for income taxes. A fund files U.S. federal, state, local and non-U.S. tax returns as applicable. A fund's tax returns are subject to examination by the relevant taxing authority until expiration of the applicable statute of limitations, which is generally three years from the date of filing but can be longer in certain jurisdictions. At this time, management believes there are no uncertain tax positions which, based on their technical merit, would not be sustained upon examination and for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Multiple Class — All shares of a fund represent an equal pro rata interest in the net assets of the class to which such shares belong, and have identical voting, dividend, liquidation and other rights and the same terms and conditions, except for class specific expenses and exclusive rights to vote on matters affecting only individual classes. Income, non-class specific expenses, and realized and unrealized capital gains and losses of a fund are allocated to each class of shares based on their relative net assets.

Distributions to Shareholders — Distributions to shareholders are recorded on the ex-dividend date in a manner consistent with provisions of the 1940 Act. A fund may elect to treat a portion of its payment to a redeeming shareholder, which represents the pro rata share of undistributed net investment income and net realized gains, as a distribution for federal income tax purposes (tax equalization). Distributions from net realized gains, if any, are generally declared and paid annually. Distributions from net investment income, if any, are generally declared and paid as follows:

One Choice In Retirement Portfolio	Quarterly
One Choice 2030 Portfolio	Annually
One Choice 2035 Portfolio	Annually
One Choice 2040 Portfolio	Annually
One Choice 2045 Portfolio	Annually
One Choice 2050 Portfolio	Annually
One Choice 2055 Portfolio	Annually
One Choice 2060 Portfolio	Annually
One Choice 2065 Portfolio	Annually
One Choice 2070 Portfolio	Annually

Indemnifications — Under the corporation’s organizational documents, its officers and directors are indemnified against certain liabilities arising out of the performance of their duties to a fund. In addition, in the normal course of business, a fund may enter into contracts that provide general indemnifications. The maximum exposure under these arrangements is unknown as this would involve future claims that may be made against a fund. The risk of material loss from such claims is considered by management to be remote.

3. Fees and Transactions with Related Parties

Certain officers and directors of the corporation are also officers and/or directors of American Century Companies, Inc. (ACC). The corporation's investment advisor, ACIM, the corporation's distributor, American Century Investment Services, Inc. (ACIS), and the corporation's transfer agent, American Century Services, LLC, are wholly owned, directly or indirectly, by ACC. ACIM serves as the investment advisor for the underlying funds.

Management Fees — The corporation has entered into a management agreement with ACIM, under which ACIM provides each fund with investment advisory and management services in exchange for a single, unified management fee (the fee) per class. The agreement provides that ACIM will pay all expenses of managing and operating a fund, except brokerage expenses, taxes, interest, fees and expenses of the independent directors (including legal counsel fees), extraordinary expenses, and expenses incurred in connection with the provision of shareholder services and distribution services under a plan adopted pursuant to Rule 12b-1 under the 1940 Act. The fee is computed and accrued daily based on the daily net assets of each class and paid monthly in arrears. The difference in the fee among the classes is a result of their separate arrangements for non-Rule 12b-1 shareholder services. It is not the result of any difference in advisory or custodial fees or other expenses related to the management of a fund’s assets, which do not vary by class. Each year, the Board of Directors will approve a new management fee rate to be applied December 1st. The fee rate will be based on the most conservative neutral mix of the underlying funds as estimated by the portfolio managers for the upcoming year, and adjusted for each class to reflect such class’s separate arrangements for shareholder services. During the period ended July 31, 2026, the investment advisor agreed to waive a portion of each class’s management fee. The investment advisor expects the waivers to continue until November 30, 2026 and cannot terminate them prior to such date without the approval of the Board of Directors.

28

From August 1, 2025 until November 30, 2025, the annual management fee and the fee waiver was as follows:

	Annual Management Fee			Fee Waiver
	Investor, A, C and R Classes	I Class	R6 Class	Investor, A, C and R Classes	I Class	R6 Class
One Choice In Retirement Portfolio	0.78%	0.60%	0.49%	0.04%	0.06%	0.10%
One Choice 2030 Portfolio	0.80%	0.62%	0.50%	0.02%	0.04%	0.07%
One Choice 2035 Portfolio	0.83%	0.64%	0.52%	0.02%	0.03%	0.06%
One Choice 2040 Portfolio	0.86%	0.66%	0.55%	0.03%	0.03%	0.07%
One Choice 2045 Portfolio	0.88%	0.69%	0.56%	0.02%	0.03%	0.05%
One Choice 2050 Portfolio	0.90%	0.71%	0.58%	0.02%	0.03%	0.05%
One Choice 2055 Portfolio	0.92%	0.72%	0.59%	0.04%	0.04%	0.06%
One Choice 2060 Portfolio	0.93%	0.73%	0.60%	0.05%	0.05%	0.07%
One Choice 2065 Portfolio	0.94%	0.74%	0.60%	0.06%	0.06%	0.07%

Effective December 1, 2025, the annual management fee and the fee waiver are as follows:

	Annual Management Fee			Fee Waiver
	Investor, A, C and R Classes	I Class	R6 Class	Investor, A, C and R Classes	I Class	R6 Class
One Choice In Retirement Portfolio	0.78%	0.60%	0.49%	0.04%	0.06%	0.10%
One Choice 2030 Portfolio	0.80%	0.62%	0.51%	0.02%	0.04%	0.08%
One Choice 2035 Portfolio	0.83%	0.64%	0.53%	0.02%	0.03%	0.07%
One Choice 2040 Portfolio	0.85%	0.66%	0.55%	0.02%	0.03%	0.07%
One Choice 2045 Portfolio	0.88%	0.69%	0.57%	0.02%	0.03%	0.06%
One Choice 2050 Portfolio	0.90%	0.71%	0.58%	0.03%	0.04%	0.06%
One Choice 2055 Portfolio	0.92%	0.73%	0.59%	0.04%	0.05%	0.06%
One Choice 2060 Portfolio	0.93%	0.73%	0.60%	0.05%	0.05%	0.07%
One Choice 2065 Portfolio	0.94%	0.74%	0.61%	0.06%	0.06%	0.08%
One Choice 2070 Portfolio	0.94%	0.74%	0.60%	0.06%	0.06%	0.07%

The effective annual management fee, the fee waiver and the effective annual management fee after waiver for the period ended July 31, 2026 are as follows:

	Effective Annual Management Fee			Fee Waiver
	Investor, A, C and R Classes	I Class	R6 Class	Investor, A, C and R Classes	I Class	R6 Class
One Choice In Retirement Portfolio	0.78%	0.60%	0.49%	0.04%	0.06%	0.10%
One Choice 2030 Portfolio	0.80%	0.62%	0.51%	0.02%	0.04%	0.08%
One Choice 2035 Portfolio	0.83%	0.64%	0.53%	0.02%	0.03%	0.07%
One Choice 2040 Portfolio	0.85%	0.66%	0.55%	0.02%	0.03%	0.07%
One Choice 2045 Portfolio	0.88%	0.69%	0.57%	0.02%	0.03%	0.06%
One Choice 2050 Portfolio	0.90%	0.71%	0.58%	0.02%	0.03%	0.05%
One Choice 2055 Portfolio	0.92%	0.72%	0.59%	0.04%	0.04%	0.06%
One Choice 2060 Portfolio	0.93%	0.73%	0.60%	0.05%	0.05%	0.07%
One Choice 2065 Portfolio	0.94%	0.74%	0.61%	0.06%	0.06%	0.08%
One Choice 2070 Portfolio	0.94%	0.74%	0.60%	0.06%	0.06%	0.07%

	Effective Annual Management Fee After Waiver
	Investor, A, C and R Classes	I Class	R6 Class
One Choice In Retirement Portfolio	0.74%	0.54%	0.39%
One Choice 2030 Portfolio	0.78%	0.58%	0.43%
One Choice 2035 Portfolio	0.81%	0.61%	0.46%
One Choice 2040 Portfolio	0.83%	0.63%	0.48%
One Choice 2045 Portfolio	0.86%	0.66%	0.51%
One Choice 2050 Portfolio	0.88%	0.68%	0.53%
One Choice 2055 Portfolio	0.88%	0.68%	0.53%
One Choice 2060 Portfolio	0.88%	0.68%	0.53%
One Choice 2065 Portfolio	0.88%	0.68%	0.53%
One Choice 2070 Portfolio	0.88%	0.68%	0.53%
29

The management fees waived for the period ended July 31, 2026 are as follows:

	Investor Class	I Class	A Class	C Class	R Class	R6 Class
One Choice In Retirement Portfolio	$504,640	$75,340	$152,710	$951	$119,713	$375,946
One Choice 2030 Portfolio	$75,477	$33,483	$38,246	$265	$52,483	$220,252
One Choice 2035 Portfolio	$118,374	$23,774	$46,333	$180	$63,998	$209,169
One Choice 2040 Portfolio	$76,882	$26,480	$40,495	$293	$70,139	$168,360
One Choice 2045 Portfolio	$92,617	$21,401	$34,572	$129	$65,104	$131,081
One Choice 2050 Portfolio	$75,152	$23,975	$41,138	$172	$71,418	$117,000
One Choice 2055 Portfolio	$70,657	$22,571	$46,048	$210	$87,618	$104,592
One Choice 2060 Portfolio	$46,154	$11,378	$33,705	$117	$69,333	$80,280
One Choice 2065 Portfolio	$11,420	$3,315	$12,504	$84	$34,829	$30,609
One Choice 2070 Portfolio	$486	$10	$47	$10	$198	$103

Distribution and Service Fees — The Board of Directors has adopted a separate Master Distribution and Individual Shareholder Services Plan for each of the A Class, C Class and R Class (collectively the plans), pursuant to Rule 12b-1 of the 1940 Act. The plans provide that the A Class will pay ACIS an annual distribution and service fee of 0.25%. The plans provide that the C Class will pay ACIS an annual distribution and service fee of 1.00%, of which 0.25% is paid for individual shareholder services and 0.75% is paid for distribution services. The plans provide that the R Class will pay ACIS an annual distribution and service fee of 0.50%. The fees are computed and accrued daily based on each class’s daily net assets and paid monthly in arrears. The fees are used to pay financial intermediaries for distribution and individual shareholder services. Fees incurred under the plans during the period ended July 31, 2026 are detailed in the Statement of Operations.

Directors' Fees and Expenses — The Board of Directors is responsible for overseeing the investment advisor’s management and operations of the funds. The directors receive detailed information about the funds and their investment advisor regularly throughout the year, and meet at least quarterly with management of the investment advisor to review reports about fund operations. The funds' officers do not receive compensation from the funds.

Other Expenses — A fund’s other expenses may include interest charges, clearing exchange fees, proxy solicitation expenses, fees associated with the recovery of foreign tax reclaims and other miscellaneous expenses.

4. Investment Transactions

Investment transactions for the period ended July 31, 2026 were as follows:

	One Choice In Retirement Portfolio	One Choice 2030 Portfolio	One Choice 2035 Portfolio	One Choice 2040 Portfolio	One Choice 2045 Portfolio
Purchases	$305,043,581	$168,338,372	$226,781,337	$163,288,355	$166,027,310
Sales	$773,750,225	$449,879,744	$489,442,081	$367,305,492	$375,242,529

	One Choice 2050 Portfolio	One Choice 2055 Portfolio	One Choice 2060 Portfolio	One Choice 2065 Portfolio	One Choice 2070 Portfolio(1)
Purchases	$153,377,171	$127,834,383	$91,415,035	$54,090,065	$5,847,816
Sales	$332,761,328	$266,469,665	$146,302,670	$50,799,376	$466,399
(1)December 1, 2025 (fund inception) through July 31, 2026.

30

5. Capital Share Transactions

The corporation is authorized to issue 6,000,000,000 shares. Transactions in shares of the funds were as follows:

	Year ended July 31, 2026		Year ended July 31, 2025
	Shares	Amount	Shares	Amount
One Choice In Retirement Portfolio
Investor Class
Sold	10,518,231	$134,901,560	8,504,873	$107,306,416
Issued in connection with reorganization (Note 8)	—	—	40,816,685	502,104,179
Issued in reinvestment of distributions	5,359,111	67,539,945	4,151,192	51,420,192
Redeemed	(20,757,456)	(266,852,582)	(15,828,423)	(199,196,200)
	(4,880,114)	(64,411,077)	37,644,327	461,634,587
I Class
Sold	934,840	11,978,940	1,553,057	19,589,260
Issued in connection with reorganization (Note 8)	—	—	13,387,543	164,656,776
Issued in reinvestment of distributions	432,791	5,454,070	1,037,845	12,861,664
Redeemed	(22,883,369)	(296,211,446)	(4,517,563)	(57,178,679)
	(21,515,738)	(278,778,436)	11,460,882	139,929,021
A Class
Sold	4,181,979	53,835,433	4,489,118	56,893,880
Issued in connection with reorganization (Note 8)	—	—	11,202,836	137,844,486
Issued in reinvestment of distributions	1,558,902	19,651,487	1,169,127	14,485,023
Redeemed	(5,767,277)	(73,988,725)	(4,475,359)	(56,532,857)
	(26,396)	(501,805)	12,385,722	152,690,532
C Class
Sold	15,710	199,138	5,767	71,634
Issued in connection with reorganization (Note 8)	—	—	114,595	1,392,849
Issued in reinvestment of distributions	8,744	108,671	6,019	73,550
Redeemed	(70,595)	(896,684)	(30,472)	(376,162)
	(46,141)	(588,875)	95,909	1,161,871
R Class
Sold	3,546,294	45,357,118	3,068,605	38,506,047
Issued in connection with reorganization (Note 8)	—	—	12,667,348	155,244,470
Issued in reinvestment of distributions	1,167,231	14,662,284	1,043,623	12,887,248
Redeemed	(5,856,644)	(75,129,691)	(10,855,450)	(134,981,892)
	(1,143,119)	(15,110,289)	5,924,126	71,655,873
R6 Class
Sold	3,982,827	37,266,196	10,155,240	96,315,490
Issued in connection with reorganization (Note 8)	—	—	21,560,616	196,238,937
Issued in reinvestment of distributions	3,103,831	28,491,103	2,788,918	25,771,148
Redeemed	(22,462,334)	(210,194,072)	(20,415,084)	(193,002,324)
	(15,375,676)	(144,436,773)	14,089,690	125,323,251
Net increase (decrease)	(42,987,184)	$(503,827,255)	81,600,656	$952,395,135

31

	Year ended July 31, 2026		Year ended July 31, 2025
	Shares	Amount	Shares	Amount
One Choice 2030 Portfolio
Investor Class
Sold	6,034,256	$77,823,883	5,458,384	$69,778,212
Issued in reinvestment of distributions	3,406,717	41,630,078	1,325,996	16,415,832
Redeemed	(7,592,067)	(98,111,583)	(9,667,553)	(123,878,698)
	1,848,906	21,342,378	(2,883,173)	(37,684,654)
I Class
Sold	665,665	8,661,301	2,794,472	35,466,320
Issued in reinvestment of distributions	610,170	7,450,171	931,255	11,519,625
Redeemed	(15,966,668)	(214,602,421)	(5,398,565)	(69,480,753)
	(14,690,833)	(198,490,949)	(1,672,838)	(22,494,808)
A Class
Sold	3,145,092	41,149,762	3,206,589	41,024,975
Issued in reinvestment of distributions	1,711,851	20,884,590	632,242	7,814,517
Redeemed	(3,267,816)	(41,705,339)	(4,694,837)	(59,486,679)
	1,589,127	20,329,013	(856,006)	(10,647,187)
C Class
Sold	18,627	240,727	11,775	150,374
Issued in reinvestment of distributions	11,592	142,114	4,281	53,127
Redeemed	(30,188)	(383,501)	(50,056)	(636,237)
	31	(660)	(34,000)	(432,736)
R Class
Sold	3,551,680	45,657,321	4,484,487	57,099,994
Issued in reinvestment of distributions	2,269,475	27,732,980	1,111,779	13,763,823
Redeemed	(4,825,787)	(62,658,020)	(13,235,482)	(169,065,816)
	995,368	10,732,281	(7,639,216)	(98,201,999)
R6 Class
Sold	3,664,897	41,086,774	6,412,736	72,445,611
Issued in reinvestment of distributions	3,608,528	38,178,232	2,217,585	24,193,852
Redeemed	(14,580,473)	(163,258,891)	(24,323,549)	(274,881,471)
	(7,307,048)	(83,993,885)	(15,693,228)	(178,242,008)
Net increase (decrease)	(17,564,449)	$(230,081,822)	(28,778,461)	$(347,703,392)

32

	Year ended July 31, 2026		Year ended July 31, 2025
	Shares	Amount	Shares	Amount
One Choice 2035 Portfolio
Investor Class
Sold	5,793,638	$97,844,550	4,962,926	$81,695,191
Issued in reinvestment of distributions	3,629,014	58,281,969	1,516,018	24,180,489
Redeemed	(7,596,343)	(128,359,371)	(8,462,151)	(139,485,252)
	1,826,309	27,767,148	(1,983,207)	(33,609,572)
I Class
Sold	692,024	11,761,486	1,886,511	30,817,391
Issued in reinvestment of distributions	362,122	5,822,917	670,822	10,706,321
Redeemed	(12,461,419)	(218,101,136)	(3,634,041)	(60,211,179)
	(11,407,273)	(200,516,733)	(1,076,708)	(18,687,467)
A Class
Sold	2,476,681	42,512,797	2,734,689	45,063,372
Issued in reinvestment of distributions	1,407,627	22,620,576	552,158	8,806,919
Redeemed	(2,445,380)	(41,181,917)	(3,752,854)	(61,323,880)
	1,438,928	23,951,456	(466,007)	(7,453,589)
C Class
Sold	5,180	86,902	6,407	104,390
Issued in reinvestment of distributions	4,989	80,168	2,382	38,000
Redeemed	(14,211)	(241,112)	(25,596)	(412,455)
	(4,042)	(74,042)	(16,807)	(270,065)
R Class
Sold	3,429,898	57,736,820	4,359,977	71,436,728
Issued in reinvestment of distributions	1,836,965	29,538,389	928,861	14,824,616
Redeemed	(4,241,642)	(72,313,635)	(10,406,107)	(171,130,908)
	1,025,221	14,961,574	(5,117,269)	(84,869,564)
R6 Class
Sold	4,758,328	47,117,910	6,987,410	71,813,882
Issued in reinvestment of distributions	5,459,045	50,496,168	3,262,065	32,196,578
Redeemed	(16,827,663)	(169,673,034)	(24,019,142)	(247,209,587)
	(6,610,290)	(72,058,956)	(13,769,667)	(143,199,127)
Net increase (decrease)	(13,731,147)	$(205,969,553)	(22,429,665)	$(288,089,384)

33

	Year ended July 31, 2026		Year ended July 31, 2025
	Shares	Amount	Shares	Amount
One Choice 2040 Portfolio
Investor Class
Sold	5,753,403	$80,983,505	4,495,741	$61,996,057
Issued in reinvestment of distributions	2,872,732	38,178,611	1,139,775	15,204,602
Redeemed	(5,585,294)	(78,501,791)	(6,287,138)	(87,366,316)
	3,040,841	40,660,325	(651,622)	(10,165,657)
I Class
Sold	797,130	11,307,817	1,961,254	26,845,658
Issued in reinvestment of distributions	625,855	8,311,354	927,257	12,369,604
Redeemed	(14,042,089)	(205,805,685)	(3,473,022)	(48,299,602)
	(12,619,104)	(186,186,514)	(584,511)	(9,084,340)
A Class
Sold	2,694,065	38,640,091	2,433,721	33,736,874
Issued in reinvestment of distributions	1,469,783	19,518,718	600,370	8,008,944
Redeemed	(2,621,817)	(37,028,674)	(3,405,974)	(46,675,903)
	1,542,031	21,130,135	(371,883)	(4,930,085)
C Class
Sold	4,748	66,774	47,775	662,998
Issued in reinvestment of distributions	8,502	112,814	5,195	69,244
Redeemed	(55,202)	(801,502)	(18,254)	(248,194)
	(41,952)	(621,914)	34,716	484,048
R Class
Sold	4,250,239	59,508,029	5,039,537	69,234,015
Issued in reinvestment of distributions	2,456,218	32,618,568	1,294,393	17,267,214
Redeemed	(4,502,309)	(64,100,262)	(12,252,677)	(168,996,211)
	2,204,148	28,026,335	(5,918,747)	(82,494,982)
R6 Class
Sold	3,356,151	39,497,598	5,973,254	70,859,584
Issued in reinvestment of distributions	2,924,460	32,403,019	1,934,284	22,031,492
Redeemed	(11,112,206)	(132,168,516)	(18,487,924)	(219,196,417)
	(4,831,595)	(60,267,899)	(10,580,386)	(126,305,341)
Net increase (decrease)	(10,705,631)	$(157,259,532)	(18,072,433)	$(232,496,357)

34

	Year ended July 31, 2026		Year ended July 31, 2025
	Shares	Amount	Shares	Amount
One Choice 2045 Portfolio
Investor Class
Sold	4,517,192	$84,292,427	3,664,291	$65,923,997
Issued in reinvestment of distributions	2,806,007	49,526,032	1,102,629	19,251,898
Redeemed	(4,962,750)	(92,741,239)	(5,856,204)	(105,726,083)
	2,360,449	41,077,220	(1,089,284)	(20,550,188)
I Class
Sold	622,691	11,688,925	1,782,392	31,929,627
Issued in reinvestment of distributions	313,286	5,535,769	573,128	10,012,538
Redeemed	(10,354,409)	(200,529,772)	(3,302,351)	(60,011,026)
	(9,418,432)	(183,305,078)	(946,831)	(18,068,861)
A Class
Sold	2,151,332	40,783,786	2,029,157	36,589,599
Issued in reinvestment of distributions	1,023,405	18,052,853	396,284	6,915,138
Redeemed	(1,984,614)	(37,032,846)	(2,688,222)	(48,059,739)
	1,190,123	21,803,793	(262,781)	(4,555,002)
C Class
Sold	5,118	94,117	4,499	80,678
Issued in reinvestment of distributions	3,827	67,361	1,545	26,907
Redeemed	(11,748)	(216,141)	(20,401)	(364,150)
	(2,803)	(54,663)	(14,357)	(256,565)
R Class
Sold	3,242,797	60,475,250	4,153,562	74,536,029
Issued in reinvestment of distributions	1,865,098	32,956,274	860,107	15,034,680
Redeemed	(3,776,753)	(71,199,135)	(8,258,915)	(149,203,254)
	1,331,142	22,232,389	(3,245,246)	(59,632,545)
R6 Class
Sold	3,961,813	40,135,151	6,364,525	67,140,068
Issued in reinvestment of distributions	4,638,572	42,999,558	2,778,517	28,035,239
Redeemed	(13,657,595)	(141,881,018)	(20,649,444)	(218,368,676)
	(5,057,210)	(58,746,309)	(11,506,402)	(123,193,369)
Net increase (decrease)	(9,596,731)	$(156,992,648)	(17,064,901)	$(226,256,530)

35

	Year ended July 31, 2026		Year ended July 31, 2025
	Shares	Amount	Shares	Amount
One Choice 2050 Portfolio
Investor Class
Sold	5,017,562	$78,302,453	3,711,893	$56,074,079
Issued in reinvestment of distributions	2,346,166	34,371,324	745,396	10,964,777
Redeemed	(4,091,336)	(64,097,316)	(4,555,763)	(69,223,727)
	3,272,392	48,576,461	(98,474)	(2,184,871)
I Class
Sold	840,967	13,232,782	2,135,019	32,179,630
Issued in reinvestment of distributions	435,441	6,387,918	664,316	9,778,733
Redeemed	(12,199,964)	(199,581,078)	(3,351,287)	(51,366,265)
	(10,923,556)	(179,960,378)	(551,952)	(9,407,902)
A Class
Sold	2,127,350	33,819,644	2,361,550	35,893,763
Issued in reinvestment of distributions	1,252,356	18,347,015	407,849	5,999,456
Redeemed	(2,124,214)	(33,202,685)	(2,807,139)	(42,168,405)
	1,255,492	18,963,974	(37,740)	(275,186)
C Class
Sold	7,188	107,902	4,775	71,588
Issued in reinvestment of distributions	4,992	73,079	1,849	27,162
Redeemed	(7,443)	(115,438)	(40,913)	(628,695)
	4,737	65,543	(34,289)	(529,945)
R Class
Sold	3,524,344	54,969,270	4,154,985	62,741,793
Issued in reinvestment of distributions	2,146,975	31,496,121	841,531	12,387,332
Redeemed	(3,489,323)	(55,088,575)	(8,938,040)	(136,450,351)
	2,181,996	31,376,816	(3,941,524)	(61,321,226)
R6 Class
Sold	2,974,236	38,960,678	4,806,212	62,449,567
Issued in reinvestment of distributions	2,510,627	30,730,079	1,320,228	16,634,880
Redeemed	(9,342,531)	(123,583,797)	(13,913,104)	(181,545,373)
	(3,857,668)	(53,893,040)	(7,786,664)	(102,460,926)
Net increase (decrease)	(8,066,607)	$(134,870,624)	(12,450,643)	$(176,180,056)

36

	Year ended July 31, 2026		Year ended July 31, 2025
	Shares	Amount	Shares	Amount
One Choice 2055 Portfolio
Investor Class
Sold	3,484,132	$63,406,569	2,401,602	$41,672,689
Issued in reinvestment of distributions	1,166,623	19,995,916	316,326	5,352,242
Redeemed	(2,305,842)	(41,957,117)	(2,871,056)	(50,115,347)
	2,344,913	41,445,368	(153,128)	(3,090,416)
I Class
Sold	530,476	9,700,647	1,797,529	30,954,713
Issued in reinvestment of distributions	252,373	4,323,145	369,612	6,250,147
Redeemed	(8,306,749)	(156,906,977)	(2,926,332)	(51,206,926)
	(7,523,900)	(142,883,185)	(759,191)	(14,002,066)
A Class
Sold	1,439,117	26,622,820	1,534,163	26,685,627
Issued in reinvestment of distributions	766,555	13,123,420	226,021	3,819,751
Redeemed	(1,371,796)	(25,129,052)	(1,537,133)	(26,546,051)
	833,876	14,617,188	223,051	3,959,327
C Class
Sold	2,385	43,266	6,200	107,341
Issued in reinvestment of distributions	3,325	56,524	1,335	22,425
Redeemed	(17,494)	(321,010)	(21,676)	(368,693)
	(11,784)	(221,220)	(14,141)	(238,927)
R Class
Sold	2,686,642	48,741,491	3,259,899	56,276,151
Issued in reinvestment of distributions	1,379,839	23,664,252	455,069	7,704,319
Redeemed	(2,389,703)	(43,912,322)	(5,689,623)	(99,887,551)
	1,676,778	28,493,421	(1,974,655)	(35,907,081)
R6 Class
Sold	2,671,580	38,225,133	4,240,398	59,202,543
Issued in reinvestment of distributions	1,876,288	24,898,340	843,187	11,433,615
Redeemed	(8,137,412)	(116,956,475)	(9,074,447)	(127,385,527)
	(3,589,544)	(53,833,002)	(3,990,862)	(56,749,369)
Net increase (decrease)	(6,269,661)	$(112,381,430)	(6,668,926)	$(106,028,532)

37

	Year ended July 31, 2026		Year ended July 31, 2025
	Shares	Amount	Shares	Amount
One Choice 2060 Portfolio
Investor Class
Sold	2,128,715	$36,138,892	1,491,787	$23,600,215
Issued in reinvestment of distributions	530,314	8,538,062	142,276	2,205,282
Redeemed	(1,327,335)	(22,630,468)	(1,480,814)	(23,534,637)
	1,331,694	22,046,486	153,249	2,270,860
I Class
Sold	317,548	5,402,520	1,433,086	22,568,249
Issued in reinvestment of distributions	88,402	1,424,153	167,160	2,592,653
Redeemed	(4,992,008)	(87,038,743)	(1,577,689)	(25,221,419)
	(4,586,058)	(80,212,070)	22,557	(60,517)
A Class
Sold	1,171,093	20,164,337	1,155,513	18,323,769
Issued in reinvestment of distributions	391,365	6,300,979	105,662	1,637,749
Redeemed	(684,468)	(11,591,030)	(1,024,646)	(16,068,431)
	877,990	14,874,286	236,529	3,893,087
C Class
Sold	479	8,112	981	15,362
Issued in reinvestment of distributions	2,073	33,113	513	7,896
Redeemed	(16,489)	(268,905)	(4,584)	(71,617)
	(13,937)	(227,680)	(3,090)	(48,359)
R Class
Sold	2,126,397	36,095,644	2,979,233	46,943,446
Issued in reinvestment of distributions	764,890	12,307,074	258,757	4,010,737
Redeemed	(1,744,485)	(29,896,362)	(5,032,259)	(80,916,696)
	1,146,802	18,506,356	(1,794,269)	(29,962,513)
R6 Class
Sold	1,974,222	33,560,029	2,822,548	44,783,027
Issued in reinvestment of distributions	704,059	11,377,589	286,535	4,455,621
Redeemed	(4,240,785)	(71,523,256)	(4,402,486)	(70,355,519)
	(1,562,504)	(26,585,638)	(1,293,403)	(21,116,871)
Net increase (decrease)	(2,806,013)	$(51,598,260)	(2,678,427)	$(45,024,313)

38

	Year ended July 31, 2026		Year ended July 31, 2025
	Shares	Amount	Shares	Amount
One Choice 2065 Portfolio
Investor Class
Sold	1,052,578	$15,030,546	589,489	$7,615,746
Issued in reinvestment of distributions	71,635	982,835	21,073	265,934
Redeemed	(479,091)	(6,889,579)	(328,503)	(4,222,083)
	645,122	9,123,802	282,059	3,659,597
I Class
Sold	153,203	2,168,148	880,957	11,273,584
Issued in reinvestment of distributions	9,052	124,104	41,015	517,202
Redeemed	(1,947,564)	(27,808,258)	(413,144)	(5,312,728)
	(1,785,309)	(25,516,006)	508,828	6,478,058
A Class
Sold	736,277	10,523,850	582,135	7,486,192
Issued in reinvestment of distributions	82,490	1,130,936	22,349	281,824
Redeemed	(213,422)	(3,042,217)	(189,933)	(2,447,353)
	605,345	8,612,569	414,551	5,320,663
C Class
Sold	1,222	17,274	1,472	18,851
Issued in reinvestment of distributions	471	6,462	169	2,127
Redeemed	(1,104)	(16,244)	(3,592)	(46,082)
	589	7,492	(1,951)	(25,104)
R Class
Sold	1,570,311	22,370,135	1,563,899	20,081,997
Issued in reinvestment of distributions	207,069	2,840,989	59,859	755,422
Redeemed	(801,350)	(11,463,886)	(616,626)	(7,939,358)
	976,030	13,747,238	1,007,132	12,898,061
R6 Class
Sold	1,543,064	21,975,665	1,700,128	21,865,545
Issued in reinvestment of distributions	182,684	2,506,417	70,849	894,115
Redeemed	(2,283,789)	(31,771,277)	(964,352)	(12,456,490)
	(558,041)	(7,289,195)	806,625	10,303,170
Net increase (decrease)	(116,264)	$(1,314,100)	3,017,244	$38,634,445
39

	Period ended July 31, 2026(1)
	Shares	Amount
One Choice 2070 Portfolio
Investor Class
Sold	323,872	$3,341,374
Issued in reinvestment of distributions	201	1,983
Redeemed	(74,426)	(779,669)
	249,647	2,563,688
I Class
Sold	2,500	25,000
Issued in reinvestment of distributions	54	534
	2,554	25,534
A Class
Sold	25,535	266,179
Issued in reinvestment of distributions	54	530
Redeemed	(208)	(2,201)
	25,381	264,508
C Class
Sold	2,501	25,000
Issued in reinvestment of distributions	51	509
	2,552	25,509
R Class
Sold	136,814	1,426,034
Issued in reinvestment of distributions	65	640
Redeemed	(3,588)	(37,439)
	133,291	1,389,235
R6 Class
Sold	104,283	1,111,812
Issued in reinvestment of distributions	54	537
Redeemed	(1,605)	(17,243)
	102,732	1,095,106
Net increase (decrease)	516,157	$5,363,580
(1)December 1, 2025 (fund inception) through July 31, 2026.

6.  Risk Factors

The overall risk profile of a fund will be impacted by the underlying funds’ investment strategies, including the investment vehicles and techniques utilized to manage each portfolio. The net asset value of a fund will go up and down based on the performance of the underlying funds in which it invests. The value of the underlying funds’ shares will, in turn, fluctuate based on the performance of the securities they own and other factors generally affecting the securities market. Market risks, including political, regulatory, economic and social developments, can affect the value of a fund’s investments. Natural disasters, public health emergencies, war, terrorism and other unforeseeable events may lead to increased market volatility and may have adverse long-term effects on world economies and markets generally.

40

7. Federal Tax Information

The tax character of distributions paid during the years ended July 31, 2026 and July 31, 2025 were as follows:

	2026		2025
	Distributions Paid From:		Distributions Paid From:
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Long-term Capital Gains
One Choice In Retirement Portfolio	$83,706,004	$54,807,937	$45,407,841	$74,686,233
One Choice 2030 Portfolio	$36,586,670	$102,259,915	$48,027,215	$27,566,075
One Choice 2035 Portfolio	$44,032,662	$125,479,971	$54,278,669	$38,597,173
One Choice 2040 Portfolio	$30,733,020	$103,158,641	$40,079,101	$36,737,822
One Choice 2045 Portfolio	$31,778,705	$120,098,087	$40,586,272	$41,050,825
One Choice 2050 Portfolio	$22,726,427	$101,255,490	$28,937,061	$28,611,893
One Choice 2055 Portfolio	$16,288,218	$71,701,306	$17,818,678	$17,686,397
One Choice 2060 Portfolio	$9,774,363	$30,766,112	$10,149,318	$4,957,568
One Choice 2065 Portfolio	$4,220,665	$3,506,754	$2,094,738	$625,127
One Choice 2070 Portfolio	$ 4,733(1)	—(1)	N/A	N/A
(1) December 1, 2025 (fund inception) through July 31, 2026.

The book-basis character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts on the financial statements.

The reclassifications, which are primarily due to tax equalization, were as follows:

	One Choice In Retirement Portfolio	One Choice 2030 Portfolio	One Choice 2035 Portfolio	One Choice 2040 Portfolio	One Choice 2045 Portfolio
Capital (par value and paid-in surplus)	$18,509,030	$12,291,079	$17,438,316	$14,408,353	$17,148,537
Distributable earnings (loss)	$(18,509,030)	$(12,291,079)	$(17,438,316)	$(14,408,353)	$(17,148,537)

	One Choice 2050 Portfolio	One Choice 2055 Portfolio	One Choice 2060 Portfolio	One Choice 2065 Portfolio	One Choice 2070 Portfolio
Capital (par value and paid-in surplus)	$15,023,742	$12,181,461	$6,028,305	$1,577,674	$(250)
Distributable earnings (loss)	$(15,023,742)	$(12,181,461)	$(6,028,305)	$(1,577,674)	$250

As of period end, the federal tax cost of investments and the components of distributable earnings on a tax-basis were as follows:

	One Choice In Retirement Portfolio	One Choice 2030 Portfolio	One Choice 2035 Portfolio	One Choice 2040 Portfolio	One Choice 2045 Portfolio
Federal tax cost of investments	$1,932,006,464	$945,175,457	$1,219,548,182	$905,757,608	$972,658,325
Gross tax appreciation of investments	$407,208,908	$198,441,099	$292,240,277	$222,487,363	$296,374,387
Gross tax depreciation of investments	(34,334,101)	(17,606,590)	(29,056,554)	(20,527,600)	(22,760,645)
Net tax appreciation (depreciation) of investments	$372,874,807	$180,834,509	$263,183,723	$201,959,763	$273,613,742
Undistributed ordinary income	$5,308,036	$9,098,215	$11,599,607	$6,989,067	$6,261,041
Accumulated long-term gains	$102,950,550	$52,548,325	$77,613,062	$56,299,012	$69,057,086

	One Choice 2050 Portfolio	One Choice 2055 Portfolio	One Choice 2060 Portfolio	One Choice 2065 Portfolio	One Choice 2070 Portfolio
Federal tax cost of investments	$755,639,292	$565,427,124	$356,111,866	$134,269,023	$5,384,133
Gross tax appreciation of investments	$226,736,566	$171,908,412	$92,527,201	$22,374,840	$184,109
Gross tax depreciation of investments	(10,095,611)	(4,994,323)	(1,294,366)	(267,428)	(20,341)
Net tax appreciation (depreciation) of investments	$216,640,955	$166,914,089	$91,232,835	$22,107,412	$163,768
Undistributed ordinary income	$3,121,903	$1,468,329	$746,866	$77,687	$5,350
Accumulated long-term gains	$54,538,603	$44,277,472	$25,190,183	$8,411,238	$15,547

The difference between book-basis and tax-basis unrealized appreciation (depreciation), if any, is attributable primarily to the tax deferral of losses on wash sales.

41

8. Reorganization

On March 8, 2025, the Board of Directors approved an agreement and plan of reorganization (the reorganization), whereby the net assets of One Choice® 2025 Portfolio, one fund in a series issued by the corporation, were transferred to One Choice In Retirement Portfolio in exchange for shares of One Choice In Retirement Portfolio. One Choice 2025 Portfolio had reached its most conservative planned target asset allocation and its asset mix matched that of One Choice In Retirement Portfolio. The reorganization was executed to combine two funds that had the same target asset allocations, both funds’ investment objectives and strategies were substantially similar and their management fees were expected to be the same. The financial statements and performance history of One Choice In Retirement Portfolio survived after the reorganization. The reorganization was effective at the close of the NYSE on June 13, 2025.

The reorganization was accomplished by a tax-free exchange of shares. On June 13, 2025, One Choice 2025 Portfolio exchanged its shares for shares of One Choice In Retirement Portfolio as follows:

Original Fund/Class	Shares Exchanged	New Fund/Class	Shares Received
One Choice 2025 Portfolio - Investor Class	37,976,190	One Choice In Retirement Portfolio - Investor Class	40,816,685
One Choice 2025 Portfolio - I Class	12,455,883	One Choice In Retirement Portfolio - I Class	13,387,543
One Choice 2025 Portfolio - A Class	10,423,213	One Choice In Retirement Portfolio - A Class	11,202,836
One Choice 2025 Portfolio - C Class	105,003	One Choice In Retirement Portfolio - C Class	114,595
One Choice 2025 Portfolio - R Class	11,738,600	One Choice In Retirement Portfolio - R Class	12,667,348
One Choice 2025 Portfolio - R6 Class	22,682,266	One Choice In Retirement Portfolio - R6 Class	21,560,616

The net assets of One Choice 2025 Portfolio and One Choice In Retirement Portfolio immediately before the reorganization were $1,157,481,697 and $1,558,580,298, respectively. One Choice 2025 Portfolio's unrealized appreciation of $176,177,878 was combined with that of One Choice In Retirement Portfolio. Immediately after the reorganization, the combined net assets were $2,716,061,995.

9. Investments in Underlying Funds

The funds do not invest in the underlying funds for the purpose of exercising management or control; however, investments by the funds within their investment strategies may represent a significant portion of the underlying funds’ net assets.

42

10. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended July 31, 2026 follows:

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice In Retirement Portfolio (Amounts in thousands)
Diversified Bond Fund	$531,334	$28,127	$166,768	$9,862	$402,555	44,778	$(14,415)	$21,769
High Income Fund	100,269	6,371	26,419	1,229	81,450	9,493	(2,416)	6,371
Inflation-Adjusted Bond Fund	92,523	3,109	25,146	(8)	70,478	6,757	(579)	3,109
Short Duration Fund	219,488	9,305	51,640	1,308	178,461	18,323	(2,597)	9,305
Short Duration Inflation Protection Bond Fund	203,793	6,879	42,008	(1,843)	166,821	15,753	1,546	6,878
Focused Large Cap Value Fund	226,711	25,726	51,291	5,189	206,335	17,325	17,269	25,289
Growth Fund	104,565	16,087	15,452	(13,861)	91,339	1,449	11,915	13,412
Heritage Fund	48,132	5,995	6,325	(9,803)	37,999	1,389	3,763	5,995
Large Cap Equity Fund	266,243	40,514	63,153	(43,515)	200,089	3,849	36,915	40,514
Mid Cap Value Fund	81,829	9,964	21,232	(524)	70,037	4,127	5,036	9,965
Select Fund	69,966	5,569	16,581	895	59,849	426	1,272	5,569
Small Cap Dividend Fund	26,058	556	10,020	5,715	22,309	1,785	(368)	556
Small Cap Growth Fund	26,226	1,428	7,189	1,082	21,547	752	2,779	1,428
Global Real Estate Fund	25,526	985	5,254	2,634	23,891	1,571	978	986
International Growth Fund	121,178	27,383	17,634	4,976	135,903	9,591	(67)	6,257
International Small-Mid Cap Fund	14,791	1,952	2,747	1,547	15,543	1,225	346	508
International Value Fund	141,866	26,987	41,296	24,145	151,702	11,696	10,052	14,104
Emerging Markets Debt Fund	31,778	1,986	9,793	1,591	25,562	2,743	(862)	1,986
Global Bond Fund	385,564	17,333	127,499	3,169	278,567	32,316	(8,607)	17,064
U.S. Government Money Market Fund	—	68,788	4,344	—	64,444	64,444	—	1,646
	$2,717,840	$305,044	$711,791	$(6,212)	$2,304,881	249,792	$61,960	$192,711
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2030 Portfolio (Amounts in thousands)
Diversified Bond Fund	$263,546	$21,956	$94,916	$7,053	$197,639	21,984	$(9,258)	$10,689
High Income Fund	56,040	3,442	16,882	983	43,583	5,080	(1,576)	3,442
Inflation-Adjusted Bond Fund	58,382	1,972	17,440	750	43,664	4,186	(1,124)	1,972
Short Duration Fund	72,872	6,573	16,409	347	63,383	6,507	(818)	3,190
Short Duration Inflation Protection Bond Fund	63,893	5,938	12,618	(486)	56,727	5,357	337	2,283
Focused Large Cap Value Fund	119,991	14,807	36,414	4,435	102,819	8,633	7,002	12,742
Growth Fund	60,985	10,429	12,456	(9,381)	49,577	786	8,481	7,427
Heritage Fund	30,048	3,607	5,933	(6,577)	21,145	773	3,193	3,388
Large Cap Equity Fund	141,319	21,356	36,390	(24,191)	102,094	1,964	20,814	20,985
Mid Cap Value Fund	48,330	5,424	15,975	(310)	37,469	2,208	2,815	5,424
Select Fund	40,871	3,809	12,646	432	32,466	231	950	3,084
Small Cap Dividend Fund	16,130	295	7,668	3,361	12,118	969	(435)	295
Small Cap Growth Fund	16,205	769	5,470	134	11,638	406	2,016	769
Emerging Markets Fund	8,810	157	3,287	(465)	5,215	275	3,319	157
Global Real Estate Fund	15,636	571	4,000	1,400	13,607	895	702	571
International Growth Fund	66,862	12,486	12,070	2,518	69,796	4,926	274	3,274
International Small-Mid Cap Fund	12,510	480	2,564	815	11,241	886	805	398
International Value Fund	70,273	7,586	17,826	9,710	69,743	5,377	6,485	6,478
Non-U.S. Intrinsic Value Fund	6,883	2,836	2,553	858	8,024	692	98	1,001
Emerging Markets Debt Fund	23,233	1,340	8,598	1,312	17,287	1,855	(736)	1,340
Global Bond Fund	181,103	10,907	68,422	3,648	127,236	14,761	(6,060)	7,783
U.S. Government Money Market Fund	—	31,598	2,059	—	29,539	29,539	—	750
	$1,373,922	$168,338	$412,596	$(3,654)	$1,126,010	118,290	$37,284	$97,442
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2035 Portfolio (Amounts in thousands)
Focused Dynamic Growth Fund	$10,429	$525	$2,002	$(2,286)	$6,666	79	$2,975	$525
Focused Large Cap Value Fund	154,551	18,439	39,924	6,647	139,713	11,731	8,625	16,476
Growth Fund	85,542	14,570	14,840	(12,772)	72,500	1,150	11,612	10,467
Heritage Fund	47,648	5,927	8,318	(10,531)	34,726	1,270	5,185	5,397
Large Cap Equity Fund	180,779	28,624	41,729	(29,881)	137,793	2,651	26,045	26,953
Mid Cap Value Fund	69,852	7,963	20,619	5	57,201	3,371	3,808	7,846
Select Fund	47,474	4,870	12,005	638	40,977	291	941	3,676
Small Cap Dividend Fund	—	19,356	3,957	3,698	19,097	1,528	563	291
Small Cap Growth Fund	24,640	1,170	8,098	557	18,269	638	2,826	1,170
Diversified Bond Fund	305,815	30,308	82,838	4,928	258,213	28,722	(8,347)	13,307
High Income Fund	73,653	4,795	16,810	710	62,348	7,267	(1,629)	4,753
Inflation-Adjusted Bond Fund	76,091	3,190	14,284	230	65,227	6,254	(974)	2,837
Short Duration Fund	50,544	4,316	6,384	(53)	48,423	4,972	(322)	2,349
Short Duration Inflation Protection Bond Fund	41,591	3,572	4,016	(168)	40,979	3,870	38	1,580
Emerging Markets Fund	27,670	961	10,206	1,463	19,888	1,049	7,985	534
Global Real Estate Fund	23,202	847	5,071	2,483	21,461	1,411	738	847
International Growth Fund	87,797	17,119	10,703	3,593	97,806	6,902	51	4,360
International Small-Mid Cap Fund	22,718	958	3,703	2,054	22,027	1,736	870	737
International Value Fund	80,550	9,315	18,011	14,119	85,973	6,629	5,131	7,558
Non-U.S. Intrinsic Value Fund	19,400	4,327	3,585	2,379	22,521	1,943	300	2,501
Emerging Markets Debt Fund	36,161	2,242	10,167	1,710	29,946	3,213	(897)	2,242
Global Bond Fund	202,224	13,187	69,215	4,684	150,880	17,503	(7,615)	9,006
U.S. Government Money Market Fund	—	30,098	—	—	30,098	30,098	—	743
Small Cap Value Fund	24,577	102	18,538	(6,141)	—	—	6,510	102
	$1,692,908	$226,781	$425,023	$(11,934)	$1,482,732	144,278	$64,419	$126,257
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2040 Portfolio (Amounts in thousands)
Focused Dynamic Growth Fund	$17,826	$968	$3,019	$(2,997)	$12,778	151	$4,027	$968
Focused Large Cap Value Fund	122,737	17,316	37,473	6,256	108,836	9,138	5,753	12,671
Growth Fund	72,297	14,892	14,384	(11,051)	61,754	980	10,297	8,509
Heritage Fund	46,645	6,991	10,483	(9,933)	33,220	1,215	4,971	5,081
Large Cap Equity Fund	140,579	21,885	31,618	(23,194)	107,652	2,071	20,129	20,925
Mid Cap Value Fund	61,519	6,946	19,976	251	48,740	2,872	3,072	6,576
Select Fund	30,702	3,444	7,721	419	26,844	191	588	2,312
Small Cap Growth Fund	22,582	1,000	7,981	268	15,869	554	2,684	1,002
Small Cap Value Fund	22,381	2,301	8,891	994	16,785	1,527	1,089	2,055
Diversified Bond Fund	220,415	25,554	62,771	3,825	187,023	20,803	(6,306)	9,549
High Income Fund	54,551	3,537	11,593	395	46,890	5,465	(1,080)	3,537
Inflation-Adjusted Bond Fund	49,396	2,875	8,410	36	43,897	4,209	(558)	1,878
Short Duration Fund	16,688	1,726	1,566	(43)	16,805	1,725	(90)	799
Short Duration Inflation Protection Bond Fund	13,631	1,157	1,089	(13)	13,686	1,292	(38)	534
Emerging Markets Fund	37,813	1,418	14,600	4,018	28,649	1,511	8,502	725
Global Real Estate Fund	20,895	783	4,935	2,152	18,895	1,242	681	746
International Growth Fund	69,695	12,101	7,792	2,885	76,889	5,426	117	3,382
International Small-Mid Cap Fund	22,184	797	3,097	2,110	21,994	1,733	720	725
International Value Fund	54,105	6,736	11,624	10,214	59,431	4,582	2,863	5,116
Non-U.S. Intrinsic Value Fund	23,701	2,940	4,111	2,591	25,121	2,167	554	2,749
Emerging Markets Debt Fund	29,745	1,864	6,828	1,249	26,030	2,793	(600)	1,864
Global Bond Fund	115,744	11,271	33,710	1,838	95,143	11,037	(3,742)	5,470
U.S. Government Money Market Fund	—	14,786	—	—	14,786	14,786	—	365
	$1,265,831	$163,288	$313,672	$(7,730)	$1,107,717	97,470	$53,633	$97,538
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2045 Portfolio (Amounts in thousands)
Focused Dynamic Growth Fund	$32,222	$1,792	$4,923	$(4,302)	$24,789	293	$6,135	$1,792
Focused Large Cap Value Fund	141,958	16,628	36,281	7,668	129,973	10,913	6,287	14,799
Growth Fund	86,168	14,645	13,883	(13,760)	73,170	1,161	12,797	10,279
Heritage Fund	66,311	8,289	12,962	(14,498)	47,140	1,724	7,673	6,959
Large Cap Equity Fund	156,788	26,152	29,164	(22,076)	131,700	2,534	17,915	25,176
Mid Cap Value Fund	78,139	8,099	24,306	181	62,113	3,660	4,027	8,089
Select Fund	25,861	2,278	4,859	376	23,656	168	398	1,975
Small Cap Growth Fund	29,730	1,192	10,982	91	20,031	699	3,654	1,192
Small Cap Value Fund	29,383	2,465	12,349	1,694	21,193	1,928	948	2,465
Emerging Markets Fund	65,928	2,187	24,796	7,720	51,039	2,692	14,643	1,284
Global Real Estate Fund	27,205	967	5,593	3,079	25,658	1,687	645	967
International Growth Fund	77,696	13,507	5,382	3,283	89,104	6,288	(76)	3,839
International Small-Mid Cap Fund	30,080	1,314	3,463	3,122	31,053	2,447	669	986
International Value Fund	52,146	7,964	9,367	11,861	62,604	4,827	1,145	5,143
Non-U.S. Intrinsic Value Fund	34,586	3,914	5,053	4,076	37,523	3,238	490	3,914
Diversified Bond Fund	230,090	24,005	58,511	3,225	198,809	22,115	(5,934)	10,078
High Income Fund	57,494	3,940	11,239	339	50,534	5,890	(1,100)	3,794
Inflation-Adjusted Bond Fund	45,112	2,712	6,747	(67)	41,010	3,932	(450)	1,763
Short Duration Fund	424	2,122	—	(31)	2,515	258	—	90
Short Duration Inflation Protection Bond Fund	147	2,031	—	(39)	2,139	202	—	83
Emerging Markets Debt Fund	33,826	2,182	6,816	1,342	30,534	3,276	(632)	2,182
Global Bond Fund	93,353	8,154	21,771	761	80,497	9,338	(2,439)	4,605
U.S. Government Money Market Fund	—	9,488	—	—	9,488	9,488	—	234
	$1,394,647	$166,027	$308,447	$(5,955)	$1,246,272	98,758	$66,795	$111,688
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2050 Portfolio (Amounts in thousands)
Focused Dynamic Growth Fund	$36,910	$3,213	$6,352	$(4,981)	$28,790	341	$7,107	$2,037
Focused Large Cap Value Fund	121,645	17,178	37,910	7,359	108,272	9,091	4,355	12,350
Growth Fund	73,839	14,615	14,766	(11,042)	62,646	994	10,423	8,618
Heritage Fund	57,922	10,431	14,160	(12,715)	41,478	1,517	6,970	5,986
Large Cap Equity Fund	133,603	22,325	26,451	(18,137)	111,340	2,142	14,780	21,121
Mid Cap Value Fund	67,359	7,351	24,003	1,212	51,919	3,059	2,337	6,785
Select Fund	12,624	1,197	2,388	175	11,608	83	186	966
Small Cap Growth Fund	25,692	1,083	9,918	(72)	16,785	586	3,246	991
Small Cap Value Fund	25,481	2,265	11,257	1,269	17,758	1,616	966	2,046
Emerging Markets Fund	58,501	3,214	21,792	8,832	48,755	2,571	11,052	1,152
Global Real Estate Fund	23,434	1,068	4,885	2,662	22,279	1,465	516	828
International Growth Fund	66,417	9,531	4,181	2,771	74,538	5,260	17	3,185
International Small-Mid Cap Fund	25,830	1,386	2,901	2,713	27,028	2,130	536	843
International Value Fund	40,715	6,148	8,490	8,619	46,992	3,623	1,417	3,942
Non-U.S. Intrinsic Value Fund	32,796	4,043	6,128	3,634	34,345	2,963	658	3,635
Diversified Bond Fund	148,364	27,404	44,611	2,295	133,452	14,844	(4,153)	6,545
High Income Fund	37,093	3,808	8,103	304	33,102	3,858	(789)	2,430
Inflation-Adjusted Bond Fund	28,991	2,956	5,968	115	26,094	2,502	(420)	1,095
Emerging Markets Debt Fund	21,959	1,397	4,746	896	19,506	2,093	(438)	1,397
Global Bond Fund	58,837	7,409	16,918	910	50,238	5,828	(1,932)	2,818
U.S. Government Money Market Fund	—	5,355	—	—	5,355	5,355	—	132
	$1,098,012	$153,377	$275,928	$(3,181)	$972,280	71,921	$56,834	$88,902
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2055 Portfolio (Amounts in thousands)
Focused Dynamic Growth Fund	$37,807	$4,301	$7,207	$(4,405)	$30,496	361	$6,619	$2,090
Focused Large Cap Value Fund	99,331	16,895	34,080	6,377	88,523	7,433	3,276	10,032
Growth Fund	60,350	10,929	11,439	(8,316)	51,524	817	7,814	6,988
Heritage Fund	47,332	8,298	12,527	(9,338)	33,765	1,235	4,631	4,882
Large Cap Equity Fund	109,209	18,889	22,908	(12,852)	92,338	1,776	10,105	17,214
Mid Cap Value Fund	55,081	6,434	20,817	1,709	42,407	2,499	1,172	5,527
Select Fund	2,100	596	—	26	2,722	19	—	225
Small Cap Growth Fund	20,988	849	8,015	(30)	13,792	481	2,625	804
Small Cap Value Fund	20,716	2,112	9,395	1,133	14,566	1,325	679	1,660
Emerging Markets Fund	47,906	3,673	18,988	7,480	40,071	2,113	8,928	938
Global Real Estate Fund	19,242	1,037	4,640	2,043	17,682	1,163	525	678
International Growth Fund	54,728	8,278	4,628	2,287	60,665	4,281	(36)	2,595
International Small-Mid Cap Fund	20,792	1,538	2,348	2,205	22,187	1,748	463	687
International Value Fund	30,504	5,228	6,399	6,816	36,149	2,787	779	3,021
Non-U.S. Intrinsic Value Fund	29,297	4,431	6,473	2,993	30,248	2,610	827	3,202
Diversified Bond Fund	85,808	19,873	29,152	1,373	77,902	8,665	(2,462)	3,810
High Income Fund	21,490	3,058	5,771	270	19,047	2,220	(564)	1,407
Inflation-Adjusted Bond Fund	16,782	2,241	4,075	126	15,074	1,445	(306)	632
Emerging Markets Debt Fund	12,776	1,068	3,312	573	11,105	1,191	(310)	809
Global Bond Fund	34,106	4,977	10,634	657	29,106	3,377	(1,261)	1,640
U.S. Government Money Market Fund	—	3,129	157	—	2,972	2,972	—	75
	$826,345	$127,834	$222,965	$1,127	$732,341	50,518	$43,504	$68,916
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2060 Portfolio (Amounts in thousands)
Focused Dynamic Growth Fund	$23,887	$5,177	$5,309	$(1,845)	$21,910	259	$3,206	$1,398
Focused Large Cap Value Fund	59,219	13,180	19,718	4,679	57,360	4,816	1,301	6,162
Growth Fund	35,959	8,981	8,140	(3,769)	33,031	524	3,393	4,320
Heritage Fund	28,175	5,868	7,602	(5,082)	21,359	781	2,164	3,020
Large Cap Equity Fund	65,107	13,382	14,550	(6,293)	57,646	1,109	4,459	10,657
Mid Cap Value Fund	32,716	5,313	12,159	1,280	27,150	1,600	514	3,392
Small Cap Growth Fund	12,339	659	4,421	187	8,764	306	1,403	498
Small Cap Value Fund	12,419	1,421	5,626	791	9,005	819	309	1,020
Emerging Markets Fund	28,401	2,863	10,770	5,712	26,206	1,382	4,177	578
Global Real Estate Fund	11,594	727	2,716	1,378	10,983	722	184	419
International Growth Fund	32,566	7,176	2,771	1,414	38,385	2,709	(104)	1,602
International Small-Mid Cap Fund	12,454	1,249	1,277	1,506	13,932	1,098	64	424
International Value Fund	17,631	4,412	4,038	4,285	22,290	1,719	228	1,798
Non-U.S. Intrinsic Value Fund	18,003	3,555	3,327	2,086	20,317	1,753	324	2,031
Diversified Bond Fund	42,529	10,159	13,222	36	39,502	4,394	(609)	1,910
High Income Fund	10,591	1,470	2,316	26	9,771	1,139	(176)	704
Inflation-Adjusted Bond Fund	8,416	1,060	1,829	96	7,743	742	(194)	322
Emerging Markets Debt Fund	6,269	576	1,417	260	5,688	610	(134)	403
Global Bond Fund	17,010	2,632	5,107	320	14,855	1,723	(628)	822
U.S. Government Money Market Fund	—	1,555	107	—	1,448	1,448	—	37
	$475,285	$91,415	$126,422	$7,067	$447,345	29,653	$19,881	$41,517
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2065 Portfolio (Amounts in thousands)
Focused Dynamic Growth Fund	$7,510	$2,438	$2,094	$58	$7,912	94	$325	$464
Focused Large Cap Value Fund	18,497	7,392	7,312	1,936	20,513	1,722	86	2,095
Growth Fund	11,325	4,373	3,343	(430)	11,925	189	207	1,453
Heritage Fund	8,846	3,347	3,307	(1,150)	7,736	283	148	1,016
Large Cap Equity Fund	20,385	7,482	6,315	(702)	20,850	401	(11)	3,586
Mid Cap Value Fund	10,186	3,470	4,721	653	9,588	565	(44)	1,153
Small Cap Growth Fund	3,847	722	1,890	284	2,963	103	239	168
Small Cap Value Fund	3,866	923	2,112	409	3,086	281	(39)	345
Emerging Markets Fund	8,899	1,820	3,640	2,308	9,387	495	949	195
Global Real Estate Fund	3,611	925	1,140	537	3,933	259	(16)	142
International Growth Fund	10,305	5,129	2,005	464	13,893	980	(67)	538
International Small-Mid Cap Fund	3,897	1,290	621	514	5,080	400	(17)	143
International Value Fund	5,355	2,477	1,398	1,418	7,852	605	76	599
Non-U.S. Intrinsic Value Fund	5,722	2,397	1,429	800	7,490	646	37	705
Diversified Bond Fund	11,163	5,114	4,143	(149)	11,985	1,333	(53)	543
High Income Fund	2,770	1,108	842	(24)	3,012	351	(24)	200
Inflation-Adjusted Bond Fund	2,199	864	677	13	2,399	230	(47)	93
Emerging Markets Debt Fund	1,644	545	459	45	1,775	190	(15)	112
Global Bond Fund	4,434	1,782	1,641	(30)	4,545	527	(64)	231
U.S. Government Money Market Fund	—	492	40	—	452	452	—	11
	$144,461	$54,090	$49,129	$6,954	$156,376	10,106	$1,670	$13,792
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
One Choice 2070 Portfolio(3) (Amounts in thousands)
Focused Dynamic Growth Fund	—	$322	$25	$(5)	$292	3	—	$1
Focused Large Cap Value Fund	—	733	69	53	717	60	—	6
Growth Fund	—	461	32	7	436	7	—	2
Heritage Fund	—	298	20	2	280	10	—	2
Large Cap Equity Fund	—	782	59	28	751	14	$(4)	6
Mid Cap Value Fund	—	348	34	21	335	20	—	4
Small Cap Growth Fund	—	109	7	6	108	4	—	—
Small Cap Value Fund	—	110	11	9	108	10	—	1
Emerging Markets Fund	—	375	33	10	352	19	—	—
Global Real Estate Fund	—	148	16	7	139	9	—	—
International Growth Fund	—	523	34	8	497	35	—	1
International Small-Mid Cap Fund	—	201	13	(3)	185	15	—	—
International Value Fund	—	272	23	20	269	21	—	1
Non-U.S. Intrinsic Value Fund	—	260	22	19	257	22	—	1
Diversified Bond Fund	—	449	37	(7)	405	45	—	5
High Income Fund	—	113	9	(1)	103	12	—	2
Inflation-Adjusted Bond Fund	—	90	7	(1)	82	8	—	1
Emerging Markets Debt Fund	—	67	5	(1)	61	7	—	1
Global Bond Fund	—	170	13	(2)	155	18	—	2
U.S. Government Money Market Fund	—	17	1	—	16	16	—	—
	—	$5,848	$470	$170	$5,548	355	$(4)	$36
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)December 1, 2025 (fund inception) through July 31, 2026.

Financial Highlights

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice In Retirement Portfolio
Investor Class
2026	$12.58	0.40	0.78	1.18	(0.42)	(0.28)	(0.70)	$13.06	9.62%	0.74%	0.78%	3.11%	3.07%	12%	$1,246,073
2025	$12.57	0.37	0.54	0.91	(0.29)	(0.61)	(0.90)	$12.58	7.49%	0.74%	0.78%	2.98%	2.94%	14%	$1,262,070
2024	$12.02	0.34	0.77	1.11	(0.32)	(0.24)	(0.56)	$12.57	9.50%	0.74%	0.79%	2.87%	2.82%	14%	$787,839
2023	$12.21	0.32	0.06	0.38	(0.30)	(0.27)	(0.57)	$12.02	3.44%	0.74%	0.78%	2.77%	2.73%	16%	$748,717
2022	$14.39	0.58	(1.65)	(1.07)	(0.56)	(0.55)	(1.11)	$12.21	(8.11)%	0.74%	0.77%	4.31%	4.28%	18%	$826,119
I Class
2026	$12.58	0.37	0.84	1.21	(0.45)	(0.28)	(0.73)	$13.06	9.92%	0.54%	0.60%	3.31%	3.25%	12%	$70,903
2025	$12.57	0.40	0.54	0.94	(0.32)	(0.61)	(0.93)	$12.58	7.69%	0.54%	0.60%	3.18%	3.12%	14%	$339,044
2024	$12.02	0.37	0.76	1.13	(0.34)	(0.24)	(0.58)	$12.57	9.72%	0.54%	0.60%	3.07%	3.01%	14%	$194,676
2023	$12.21	0.35	0.05	0.40	(0.32)	(0.27)	(0.59)	$12.02	3.64%	0.54%	0.59%	2.97%	2.92%	16%	$237,898
2022	$14.39	0.62	(1.66)	(1.04)	(0.59)	(0.55)	(1.14)	$12.21	(7.92)%	0.54%	0.58%	4.51%	4.47%	18%	$306,979
A Class
2026	$12.58	0.37	0.78	1.15	(0.39)	(0.28)	(0.67)	$13.06	9.42%	0.99%	1.03%	2.86%	2.82%	12%	$382,072
2025	$12.57	0.34	0.54	0.88	(0.26)	(0.61)	(0.87)	$12.58	7.23%	0.99%	1.03%	2.73%	2.69%	14%	$368,479
2024	$12.02	0.32	0.76	1.08	(0.29)	(0.24)	(0.53)	$12.57	9.23%	0.99%	1.04%	2.62%	2.57%	14%	$212,507
2023	$12.21	0.29	0.06	0.35	(0.27)	(0.27)	(0.54)	$12.02	3.18%	0.99%	1.03%	2.52%	2.48%	16%	$190,934
2022	$14.39	0.54	(1.65)	(1.11)	(0.52)	(0.55)	(1.07)	$12.21	(8.34)%	0.99%	1.02%	4.06%	4.03%	18%	$202,196
C Class
2026	$12.41	0.27	0.76	1.03	(0.29)	(0.28)	(0.57)	$12.87	8.55%	1.74%	1.78%	2.11%	2.07%	12%	$2,042
2025	$12.42	0.25	0.53	0.78	(0.18)	(0.61)	(0.79)	$12.41	6.44%	1.74%	1.78%	1.98%	1.94%	14%	$2,541
2024	$11.88	0.22	0.76	0.98	(0.20)	(0.24)	(0.44)	$12.42	8.43%	1.74%	1.79%	1.87%	1.82%	14%	$1,353
2023	$12.07	0.20	0.06	0.26	(0.18)	(0.27)	(0.45)	$11.88	2.44%	1.74%	1.78%	1.77%	1.73%	16%	$1,962
2022	$14.25	0.46	(1.65)	(1.19)	(0.44)	(0.55)	(0.99)	$12.07	(9.03)%	1.74%	1.77%	3.31%	3.28%	18%	$2,664
R Class
2026	$12.54	0.33	0.78	1.11	(0.36)	(0.28)	(0.64)	$13.01	9.09%	1.24%	1.28%	2.61%	2.57%	12%	$298,531
2025	$12.53	0.32	0.53	0.85	(0.23)	(0.61)	(0.84)	$12.54	6.99%	1.24%	1.28%	2.48%	2.44%	14%	$302,024
2024	$11.98	0.28	0.77	1.05	(0.26)	(0.24)	(0.50)	$12.53	8.99%	1.24%	1.29%	2.37%	2.32%	14%	$227,675
2023	$12.17	0.26	0.06	0.32	(0.24)	(0.27)	(0.51)	$11.98	2.93%	1.24%	1.28%	2.27%	2.23%	16%	$230,485
2022	$14.35	0.51	(1.65)	(1.14)	(0.49)	(0.55)	(1.04)	$12.17	(8.60)%	1.24%	1.27%	3.81%	3.78%	18%	$229,286

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice In Retirement Portfolio
R6 Class
2026	$9.31	0.33	0.57	0.90	(0.47)	(0.28)	(0.75)	$9.46	10.08%	0.39%	0.49%	3.46%	3.36%	12%	$305,260
2025	$9.54	0.32	0.39	0.71	(0.33)	(0.61)	(0.94)	$9.31	7.83%	0.39%	0.49%	3.33%	3.23%	14%	$443,682
2024	$9.26	0.30	0.58	0.88	(0.36)	(0.24)	(0.60)	$9.54	9.92%	0.39%	0.49%	3.22%	3.12%	14%	$320,081
2023	$9.55	0.28	0.04	0.32	(0.34)	(0.27)	(0.61)	$9.26	3.81%	0.39%	0.49%	3.12%	3.02%	16%	$432,925
2022	$11.50	0.51	(1.30)	(0.79)	(0.61)	(0.55)	(1.16)	$9.55	(7.75)%	0.39%	0.48%	4.66%	4.57%	18%	$466,333

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2030 Portfolio
Investor Class
2026	$13.14	0.39	0.87	1.26	(0.40)	(1.14)	(1.54)	$12.86	10.22%	0.78%	0.80%	3.00%	2.98%	14%	$381,747
2025	$12.78	0.35	0.61	0.96	(0.34)	(0.26)	(0.60)	$13.14	7.79%	0.78%	0.80%	2.75%	2.73%	12%	$365,568
2024	$11.96	0.33	0.83	1.16	(0.28)	(0.06)	(0.34)	$12.78	9.88%	0.78%	0.81%	2.76%	2.73%	15%	$392,478
2023	$12.11	0.30	0.17	0.47	(0.29)	(0.33)	(0.62)	$11.96	4.31%	0.78%	0.81%	2.58%	2.55%	17%	$381,503
2022	$14.44	0.60	(1.83)	(1.23)	(0.53)	(0.57)	(1.10)	$12.11	(9.35)%	0.78%	0.81%	4.53%	4.50%	17%	$428,278
I Class
2026	$13.14	0.35	0.95	1.30	(0.43)	(1.14)	(1.57)	$12.87	10.45%	0.58%	0.62%	3.20%	3.16%	14%	$47,767
2025	$12.78	0.37	0.61	0.98	(0.36)	(0.26)	(0.62)	$13.14	8.01%	0.58%	0.62%	2.95%	2.91%	12%	$241,818
2024	$11.96	0.36	0.82	1.18	(0.30)	(0.06)	(0.36)	$12.78	10.10%	0.58%	0.62%	2.96%	2.92%	15%	$256,638
2023	$12.11	0.33	0.16	0.49	(0.31)	(0.33)	(0.64)	$11.96	4.53%	0.58%	0.62%	2.78%	2.74%	17%	$284,715
2022	$14.45	0.65	(1.86)	(1.21)	(0.56)	(0.57)	(1.13)	$12.11	(9.23)%	0.58%	0.62%	4.73%	4.69%	17%	$348,341
A Class
2026	$13.10	0.36	0.86	1.22	(0.36)	(1.14)	(1.50)	$12.82	9.96%	1.03%	1.05%	2.75%	2.73%	14%	$193,359
2025	$12.74	0.33	0.60	0.93	(0.31)	(0.26)	(0.57)	$13.10	7.54%	1.03%	1.05%	2.50%	2.48%	12%	$176,690
2024	$11.92	0.30	0.83	1.13	(0.25)	(0.06)	(0.31)	$12.74	9.63%	1.03%	1.06%	2.51%	2.48%	15%	$182,810
2023	$12.08	0.27	0.16	0.43	(0.26)	(0.33)	(0.59)	$11.92	3.97%	1.03%	1.06%	2.33%	2.30%	17%	$151,849
2022	$14.40	0.57	(1.82)	(1.25)	(0.50)	(0.57)	(1.07)	$12.08	(9.54)%	1.03%	1.06%	4.28%	4.25%	17%	$159,676
C Class
2026	$13.09	0.27	0.86	1.13	(0.26)	(1.14)	(1.40)	$12.82	9.16%	1.78%	1.80%	2.00%	1.98%	14%	$1,282
2025	$12.73	0.22	0.61	0.83	(0.21)	(0.26)	(0.47)	$13.09	6.72%	1.78%	1.80%	1.75%	1.73%	12%	$1,308
2024	$11.91	0.21	0.83	1.04	(0.16)	(0.06)	(0.22)	$12.73	8.81%	1.78%	1.81%	1.76%	1.73%	15%	$1,705
2023	$12.06	0.18	0.17	0.35	(0.17)	(0.33)	(0.50)	$11.91	3.25%	1.78%	1.81%	1.58%	1.55%	17%	$2,085
2022	$14.38	0.50	(1.87)	(1.37)	(0.38)	(0.57)	(0.95)	$12.06	(10.27)%	1.78%	1.81%	3.53%	3.50%	17%	$2,244
R Class
2026	$13.09	0.32	0.88	1.20	(0.33)	(1.14)	(1.47)	$12.82	9.75%	1.28%	1.30%	2.50%	2.48%	14%	$265,756
2025	$12.74	0.29	0.59	0.88	(0.27)	(0.26)	(0.53)	$13.09	7.18%	1.28%	1.30%	2.25%	2.23%	12%	$258,371
2024	$11.91	0.27	0.84	1.11	(0.22)	(0.06)	(0.28)	$12.74	9.45%	1.28%	1.31%	2.26%	2.23%	15%	$348,653
2023	$12.07	0.24	0.16	0.40	(0.23)	(0.33)	(0.56)	$11.91	3.70%	1.28%	1.31%	2.08%	2.05%	17%	$327,843
2022	$14.39	0.53	(1.82)	(1.29)	(0.46)	(0.57)	(1.03)	$12.07	(9.79)%	1.28%	1.31%	4.03%	4.00%	17%	$289,067

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2030 Portfolio
R6 Class
2026	$11.60	0.39	0.76	1.15	(0.45)	(1.14)	(1.59)	$11.16	10.67%	0.43%	0.51%	3.35%	3.27%	14%	$236,100
2025	$11.36	0.35	0.53	0.88	(0.38)	(0.26)	(0.64)	$11.60	8.15%	0.43%	0.50%	3.10%	3.03%	12%	$330,166
2024	$10.67	0.33	0.74	1.07	(0.32)	(0.06)	(0.38)	$11.36	10.29%	0.43%	0.51%	3.11%	3.03%	15%	$501,578
2023	$10.88	0.30	0.15	0.45	(0.33)	(0.33)	(0.66)	$10.67	4.67%	0.43%	0.52%	2.93%	2.84%	17%	$586,786
2022	$13.09	0.62	(1.68)	(1.06)	(0.58)	(0.57)	(1.15)	$10.88	(9.03)%	0.43%	0.51%	4.88%	4.80%	17%	$562,783

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2035 Portfolio
Investor Class
2026	$16.97	0.49	1.30	1.79	(0.44)	(1.33)	(1.77)	$16.99	11.19%	0.81%	0.83%	2.88%	2.86%	15%	$598,430
2025	$16.40	0.43	0.87	1.30	(0.37)	(0.36)	(0.73)	$16.97	8.23%	0.81%	0.83%	2.63%	2.61%	10%	$566,966
2024	$15.26	0.40	1.15	1.55	(0.30)	(0.11)	(0.41)	$16.40	10.37%	0.81%	0.84%	2.63%	2.60%	15%	$580,242
2023	$15.30	0.35	0.34	0.69	(0.30)	(0.43)	(0.73)	$15.26	5.05%	0.82%	0.85%	2.40%	2.37%	15%	$572,770
2022	$18.29	0.77	(2.47)	(1.70)	(0.62)	(0.67)	(1.29)	$15.30	(10.19)%	0.81%	0.84%	4.58%	4.55%	17%	$626,308
I Class
2026	$17.01	0.42	1.40	1.82	(0.48)	(1.33)	(1.81)	$17.02	11.33%	0.61%	0.64%	3.08%	3.05%	15%	$44,931
2025	$16.43	0.46	0.88	1.34	(0.40)	(0.36)	(0.76)	$17.01	8.49%	0.61%	0.64%	2.83%	2.80%	10%	$238,913
2024	$15.30	0.44	1.13	1.57	(0.33)	(0.11)	(0.44)	$16.43	10.50%	0.61%	0.65%	2.83%	2.79%	15%	$248,481
2023	$15.33	0.39	0.34	0.73	(0.33)	(0.43)	(0.76)	$15.30	5.33%	0.62%	0.66%	2.60%	2.56%	15%	$277,988
2022	$18.32	0.83	(2.50)	(1.67)	(0.65)	(0.67)	(1.32)	$15.33	(9.98)%	0.61%	0.65%	4.78%	4.74%	17%	$361,327
A Class
2026	$16.95	0.45	1.30	1.75	(0.40)	(1.33)	(1.73)	$16.97	10.90%	1.06%	1.08%	2.63%	2.61%	15%	$237,693
2025	$16.38	0.40	0.86	1.26	(0.33)	(0.36)	(0.69)	$16.95	7.96%	1.06%	1.08%	2.38%	2.36%	10%	$213,091
2024	$15.25	0.37	1.13	1.50	(0.26)	(0.11)	(0.37)	$16.38	10.03%	1.06%	1.09%	2.38%	2.35%	15%	$213,479
2023	$15.28	0.32	0.35	0.67	(0.27)	(0.43)	(0.70)	$15.25	4.85%	1.07%	1.10%	2.15%	2.12%	15%	$185,742
2022	$18.27	0.73	(2.48)	(1.75)	(0.57)	(0.67)	(1.24)	$15.28	(10.43)%	1.06%	1.09%	4.33%	4.30%	17%	$189,012
C Class
2026	$16.88	0.34	1.26	1.60	(0.26)	(1.33)	(1.59)	$16.89	10.01%	1.81%	1.83%	1.88%	1.86%	15%	$886
2025	$16.30	0.27	0.87	1.14	(0.20)	(0.36)	(0.56)	$16.88	7.23%	1.81%	1.83%	1.63%	1.61%	10%	$953
2024	$15.18	0.25	1.13	1.38	(0.15)	(0.11)	(0.26)	$16.30	9.18%	1.81%	1.84%	1.63%	1.60%	15%	$1,195
2023	$15.21	0.21	0.35	0.56	(0.16)	(0.43)	(0.59)	$15.18	4.06%	1.82%	1.85%	1.40%	1.37%	15%	$1,071
2022	$18.18	0.66	(2.53)	(1.87)	(0.43)	(0.67)	(1.10)	$15.21	(11.07)%	1.81%	1.84%	3.58%	3.55%	17%	$1,184
R Class
2026	$16.94	0.40	1.29	1.69	(0.35)	(1.33)	(1.68)	$16.95	10.55%	1.31%	1.33%	2.38%	2.36%	15%	$330,047
2025	$16.36	0.35	0.88	1.23	(0.29)	(0.36)	(0.65)	$16.94	7.76%	1.31%	1.33%	2.13%	2.11%	10%	$312,384
2024	$15.23	0.32	1.15	1.47	(0.23)	(0.11)	(0.34)	$16.36	9.76%	1.31%	1.34%	2.13%	2.10%	15%	$385,517
2023	$15.27	0.27	0.35	0.62	(0.23)	(0.43)	(0.66)	$15.23	4.52%	1.32%	1.35%	1.90%	1.87%	15%	$349,840
2022	$18.25	0.68	(2.47)	(1.79)	(0.52)	(0.67)	(1.19)	$15.27	(10.62)%	1.31%	1.34%	4.08%	4.05%	17%	$297,839

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2035 Portfolio
R6 Class
2026	$10.53	0.33	0.77	1.10	(0.50)	(1.33)	(1.83)	$9.80	11.56%	0.46%	0.53%	3.23%	3.16%	15%	$270,745
2025	$10.47	0.31	0.54	0.85	(0.43)	(0.36)	(0.79)	$10.53	8.62%	0.46%	0.52%	2.98%	2.92%	10%	$360,600
2024	$9.91	0.29	0.74	1.03	(0.36)	(0.11)	(0.47)	$10.47	10.71%	0.46%	0.53%	2.98%	2.91%	15%	$502,634
2023	$10.22	0.26	0.21	0.47	(0.35)	(0.43)	(0.78)	$9.91	5.49%	0.47%	0.55%	2.75%	2.67%	15%	$594,019
2022	$12.66	0.59	(1.68)	(1.09)	(0.68)	(0.67)	(1.35)	$10.22	(9.90)%	0.46%	0.54%	4.93%	4.85%	17%	$572,731

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2040 Portfolio
Investor Class
2026	$14.26	0.39	1.23	1.62	(0.39)	(1.36)	(1.75)	$14.13	12.12%	0.83%	0.85%	2.74%	2.72%	14%	$347,183
2025	$13.82	0.34	0.84	1.18	(0.33)	(0.41)	(0.74)	$14.26	8.92%	0.83%	0.86%	2.50%	2.47%	12%	$307,020
2024	$12.76	0.32	1.04	1.36	(0.27)	(0.03)	(0.30)	$13.82	10.81%	0.83%	0.87%	2.48%	2.44%	14%	$306,678
2023	$12.80	0.28	0.41	0.69	(0.26)	(0.47)	(0.73)	$12.76	6.00%	0.84%	0.88%	2.23%	2.19%	17%	$288,417
2022	$15.56	0.66	(2.22)	(1.56)	(0.58)	(0.62)	(1.20)	$12.80	(11.00)%	0.83%	0.87%	4.68%	4.64%	19%	$329,436
I Class
2026	$14.27	0.35	1.30	1.65	(0.42)	(1.36)	(1.78)	$14.14	12.36%	0.63%	0.66%	2.94%	2.91%	14%	$53,372
2025	$13.83	0.37	0.84	1.21	(0.36)	(0.41)	(0.77)	$14.27	9.14%	0.63%	0.66%	2.70%	2.67%	12%	$233,928
2024	$12.77	0.34	1.04	1.38	(0.29)	(0.03)	(0.32)	$13.83	11.02%	0.63%	0.67%	2.68%	2.64%	14%	$234,889
2023	$12.82	0.30	0.41	0.71	(0.29)	(0.47)	(0.76)	$12.77	6.14%	0.64%	0.68%	2.43%	2.39%	17%	$246,247
2022	$15.57	0.71	(2.23)	(1.52)	(0.61)	(0.62)	(1.23)	$12.82	(10.74)%	0.63%	0.67%	4.88%	4.84%	19%	$289,091
A Class
2026	$14.23	0.36	1.22	1.58	(0.35)	(1.36)	(1.71)	$14.10	11.85%	1.08%	1.10%	2.49%	2.47%	14%	$181,569
2025	$13.80	0.32	0.81	1.13	(0.29)	(0.41)	(0.70)	$14.23	8.58%	1.08%	1.11%	2.25%	2.22%	12%	$161,302
2024	$12.74	0.29	1.03	1.32	(0.23)	(0.03)	(0.26)	$13.80	10.54%	1.08%	1.12%	2.23%	2.19%	14%	$161,528
2023	$12.78	0.24	0.42	0.66	(0.23)	(0.47)	(0.70)	$12.74	5.74%	1.09%	1.13%	1.98%	1.94%	17%	$130,076
2022	$15.53	0.63	(2.22)	(1.59)	(0.54)	(0.62)	(1.16)	$12.78	(11.19)%	1.08%	1.12%	4.43%	4.39%	19%	$129,310
C Class
2026	$14.16	0.23	1.23	1.46	(0.24)	(1.36)	(1.60)	$14.02	10.94%	1.83%	1.85%	1.74%	1.72%	14%	$1,001
2025	$13.72	0.17	0.87	1.04	(0.19)	(0.41)	(0.60)	$14.16	7.87%	1.83%	1.86%	1.50%	1.47%	12%	$1,605
2024	$12.67	0.18	1.04	1.22	(0.14)	(0.03)	(0.17)	$13.72	9.69%	1.83%	1.87%	1.48%	1.44%	14%	$1,079
2023	$12.71	0.14	0.43	0.57	(0.14)	(0.47)	(0.61)	$12.67	4.94%	1.84%	1.88%	1.23%	1.19%	17%	$1,095
2022	$15.45	0.51	(2.21)	(1.70)	(0.42)	(0.62)	(1.04)	$12.71	(11.88)%	1.83%	1.87%	3.68%	3.64%	19%	$1,181
R Class
2026	$14.21	0.32	1.22	1.54	(0.31)	(1.36)	(1.67)	$14.08	11.57%	1.33%	1.35%	2.24%	2.22%	14%	$317,909
2025	$13.78	0.28	0.82	1.10	(0.26)	(0.41)	(0.67)	$14.21	8.32%	1.33%	1.36%	2.00%	1.97%	12%	$289,521
2024	$12.72	0.25	1.04	1.29	(0.20)	(0.03)	(0.23)	$13.78	10.28%	1.33%	1.37%	1.98%	1.94%	14%	$362,269
2023	$12.76	0.21	0.42	0.63	(0.20)	(0.47)	(0.67)	$12.72	5.47%	1.34%	1.38%	1.73%	1.69%	17%	$321,003
2022	$15.51	0.58	(2.21)	(1.63)	(0.50)	(0.62)	(1.12)	$12.76	(11.44)%	1.33%	1.37%	4.18%	4.14%	19%	$271,996

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2040 Portfolio
R6 Class
2026	$12.20	0.38	1.03	1.41	(0.44)	(1.36)	(1.80)	$11.81	12.54%	0.48%	0.55%	3.09%	3.02%	14%	$206,684
2025	$11.94	0.34	0.71	1.05	(0.38)	(0.41)	(0.79)	$12.20	9.28%	0.48%	0.55%	2.85%	2.78%	12%	$272,457
2024	$11.07	0.32	0.89	1.21	(0.31)	(0.03)	(0.34)	$11.94	11.19%	0.48%	0.56%	2.83%	2.75%	14%	$393,001
2023	$11.21	0.27	0.36	0.63	(0.30)	(0.47)	(0.77)	$11.07	6.41%	0.49%	0.57%	2.58%	2.50%	17%	$451,836
2022	$13.78	0.67	(1.98)	(1.31)	(0.64)	(0.62)	(1.26)	$11.21	(10.67)%	0.48%	0.56%	5.03%	4.95%	19%	$424,500

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2045 Portfolio
Investor Class
2026	$18.71	0.49	1.85	2.34	(0.43)	(1.72)	(2.15)	$18.90	13.33%	0.86%	0.88%	2.56%	2.54%	13%	$479,800
2025	$17.92	0.42	1.22	1.64	(0.35)	(0.50)	(0.85)	$18.71	9.51%	0.86%	0.88%	2.34%	2.32%	11%	$431,015
2024	$16.45	0.38	1.45	1.83	(0.28)	(0.08)	(0.36)	$17.92	11.35%	0.86%	0.89%	2.29%	2.26%	13%	$432,298
2023	$16.31	0.32	0.68	1.00	(0.26)	(0.60)	(0.86)	$16.45	6.79%	0.87%	0.90%	2.00%	1.97%	16%	$407,551
2022	$19.84	0.86	(2.96)	(2.10)	(0.67)	(0.76)	(1.43)	$16.31	(11.59)%	0.86%	0.89%	4.73%	4.70%	18%	$438,091
I Class
2026	$18.75	0.41	1.97	2.38	(0.47)	(1.72)	(2.19)	$18.94	13.54%	0.66%	0.69%	2.76%	2.73%	13%	$40,119
2025	$17.96	0.45	1.23	1.68	(0.39)	(0.50)	(0.89)	$18.75	9.71%	0.66%	0.69%	2.54%	2.51%	11%	$216,341
2024	$16.49	0.41	1.45	1.86	(0.31)	(0.08)	(0.39)	$17.96	11.54%	0.66%	0.70%	2.49%	2.45%	13%	$224,188
2023	$16.35	0.35	0.68	1.03	(0.29)	(0.60)	(0.89)	$16.49	7.00%	0.67%	0.71%	2.20%	2.16%	16%	$221,518
2022	$19.88	0.92	(2.98)	(2.06)	(0.71)	(0.76)	(1.47)	$16.35	(11.38)%	0.66%	0.69%	4.93%	4.90%	18%	$272,169
A Class
2026	$18.68	0.44	1.84	2.28	(0.38)	(1.72)	(2.10)	$18.86	13.00%	1.11%	1.13%	2.31%	2.29%	13%	$183,220
2025	$17.89	0.39	1.20	1.59	(0.30)	(0.50)	(0.80)	$18.68	9.25%	1.11%	1.13%	2.09%	2.07%	11%	$159,239
2024	$16.42	0.35	1.44	1.79	(0.24)	(0.08)	(0.32)	$17.89	11.09%	1.11%	1.14%	2.04%	2.01%	13%	$157,212
2023	$16.29	0.28	0.67	0.95	(0.22)	(0.60)	(0.82)	$16.42	6.46%	1.12%	1.15%	1.75%	1.72%	16%	$124,182
2022	$19.81	0.81	(2.96)	(2.15)	(0.61)	(0.76)	(1.37)	$16.29	(11.79)%	1.11%	1.14%	4.48%	4.45%	18%	$129,008
C Class
2026	$18.55	0.31	1.82	2.13	(0.23)	(1.72)	(1.95)	$18.73	12.12%	1.86%	1.88%	1.56%	1.54%	13%	$632
2025	$17.77	0.23	1.22	1.45	(0.17)	(0.50)	(0.67)	$18.55	8.41%	1.86%	1.88%	1.34%	1.32%	11%	$678
2024	$16.31	0.21	1.44	1.65	(0.11)	(0.08)	(0.19)	$17.77	10.26%	1.86%	1.89%	1.29%	1.26%	13%	$905
2023	$16.18	0.16	0.67	0.83	(0.10)	(0.60)	(0.70)	$16.31	5.67%	1.87%	1.90%	1.00%	0.97%	16%	$1,289
2022	$19.68	0.67	(2.95)	(2.28)	(0.46)	(0.76)	(1.22)	$16.18	(12.46)%	1.86%	1.89%	3.73%	3.70%	18%	$1,434
R Class
2026	$18.68	0.39	1.84	2.23	(0.33)	(1.72)	(2.05)	$18.86	12.70%	1.36%	1.38%	2.06%	2.04%	13%	$340,945
2025	$17.89	0.33	1.22	1.55	(0.26)	(0.50)	(0.76)	$18.68	8.97%	1.36%	1.38%	1.84%	1.82%	11%	$312,761
2024	$16.42	0.29	1.46	1.75	(0.20)	(0.08)	(0.28)	$17.89	10.81%	1.36%	1.39%	1.79%	1.76%	13%	$357,554
2023	$16.28	0.23	0.69	0.92	(0.18)	(0.60)	(0.78)	$16.42	6.25%	1.37%	1.40%	1.50%	1.47%	16%	$315,314
2022	$19.80	0.75	(2.95)	(2.20)	(0.56)	(0.76)	(1.32)	$16.28	(12.03)%	1.36%	1.39%	4.23%	4.20%	18%	$259,822

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2045 Portfolio
R6 Class
2026	$10.84	0.30	1.02	1.32	(0.50)	(1.72)	(2.22)	$9.94	13.67%	0.51%	0.57%	2.91%	2.85%	13%	$201,556
2025	$10.76	0.29	0.70	0.99	(0.41)	(0.50)	(0.91)	$10.84	9.89%	0.51%	0.56%	2.69%	2.64%	11%	$274,613
2024	$10.04	0.26	0.88	1.14	(0.34)	(0.08)	(0.42)	$10.76	11.76%	0.51%	0.57%	2.64%	2.58%	13%	$396,392
2023	$10.34	0.23	0.38	0.61	(0.31)	(0.60)	(0.91)	$10.04	7.07%	0.52%	0.59%	2.35%	2.28%	16%	$439,154
2022	$13.11	0.63	(1.90)	(1.27)	(0.74)	(0.76)	(1.50)	$10.34	(11.25)%	0.51%	0.58%	5.08%	5.01%	18%	$410,845

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2050 Portfolio
Investor Class
2026	$15.81	0.37	1.71	2.08	(0.37)	(1.74)	(2.11)	$15.78	14.23%	0.88%	0.90%	2.37%	2.35%	16%	$303,869
2025	$15.07	0.32	1.14	1.46	(0.31)	(0.41)	(0.72)	$15.81	10.04%	0.88%	0.90%	2.16%	2.14%	12%	$252,724
2024	$13.73	0.29	1.32	1.61	(0.24)	(0.03)	(0.27)	$15.07	11.93%	0.88%	0.91%	2.09%	2.06%	14%	$242,361
2023	$13.61	0.23	0.71	0.94	(0.21)	(0.61)	(0.82)	$13.73	7.71%	0.89%	0.92%	1.75%	1.72%	17%	$214,542
2022	$16.61	0.73	(2.53)	(1.80)	(0.64)	(0.56)	(1.20)	$13.61	(11.87)%	0.88%	0.91%	4.87%	4.84%	19%	$235,537
I Class
2026	$15.84	0.31	1.82	2.13	(0.41)	(1.74)	(2.15)	$15.82	14.51%	0.68%	0.71%	2.57%	2.54%	16%	$41,660
2025	$15.10	0.35	1.14	1.49	(0.34)	(0.41)	(0.75)	$15.84	10.25%	0.68%	0.71%	2.36%	2.33%	12%	$214,794
2024	$13.77	0.32	1.31	1.63	(0.27)	(0.03)	(0.30)	$15.10	12.05%	0.68%	0.72%	2.29%	2.25%	14%	$213,043
2023	$13.64	0.26	0.71	0.97	(0.23)	(0.61)	(0.84)	$13.77	7.99%	0.69%	0.72%	1.95%	1.92%	17%	$209,961
2022	$16.65	0.79	(2.57)	(1.78)	(0.67)	(0.56)	(1.23)	$13.64	(11.72)%	0.68%	0.71%	5.07%	5.04%	19%	$223,504
A Class
2026	$15.79	0.34	1.70	2.04	(0.33)	(1.74)	(2.07)	$15.76	13.95%	1.13%	1.15%	2.12%	2.10%	16%	$161,130
2025	$15.05	0.30	1.12	1.42	(0.27)	(0.41)	(0.68)	$15.79	9.77%	1.13%	1.15%	1.91%	1.89%	12%	$141,616
2024	$13.72	0.27	1.30	1.57	(0.21)	(0.03)	(0.24)	$15.05	11.59%	1.13%	1.16%	1.84%	1.81%	14%	$135,549
2023	$13.60	0.19	0.72	0.91	(0.18)	(0.61)	(0.79)	$13.72	7.44%	1.14%	1.17%	1.50%	1.47%	17%	$98,748
2022	$16.59	0.70	(2.53)	(1.83)	(0.60)	(0.56)	(1.16)	$13.60	(12.04)%	1.13%	1.16%	4.62%	4.59%	19%	$91,347
C Class
2026	$15.70	0.22	1.70	1.92	(0.21)	(1.74)	(1.95)	$15.67	13.10%	1.88%	1.90%	1.37%	1.35%	16%	$691
2025	$14.96	0.16	1.15	1.31	(0.16)	(0.41)	(0.57)	$15.70	8.99%	1.88%	1.90%	1.16%	1.14%	12%	$618
2024	$13.64	0.15	1.31	1.46	(0.11)	(0.03)	(0.14)	$14.96	10.74%	1.88%	1.91%	1.09%	1.06%	14%	$1,102
2023	$13.52	0.10	0.71	0.81	(0.08)	(0.61)	(0.69)	$13.64	6.64%	1.89%	1.92%	0.75%	0.72%	17%	$1,161
2022	$16.50	0.61	(2.56)	(1.95)	(0.47)	(0.56)	(1.03)	$13.52	(12.74)%	1.88%	1.91%	3.87%	3.84%	19%	$1,063
R Class
2026	$15.78	0.30	1.70	2.00	(0.29)	(1.74)	(2.03)	$15.75	13.64%	1.38%	1.40%	1.87%	1.85%	16%	$284,813
2025	$15.04	0.25	1.13	1.38	(0.23)	(0.41)	(0.64)	$15.78	9.50%	1.38%	1.40%	1.66%	1.64%	12%	$250,864
2024	$13.71	0.21	1.32	1.53	(0.17)	(0.03)	(0.20)	$15.04	11.31%	1.38%	1.41%	1.59%	1.56%	14%	$298,356
2023	$13.59	0.16	0.71	0.87	(0.14)	(0.61)	(0.75)	$13.71	7.16%	1.39%	1.42%	1.25%	1.22%	17%	$259,213
2022	$16.58	0.64	(2.52)	(1.88)	(0.55)	(0.56)	(1.11)	$13.59	(12.28)%	1.38%	1.41%	4.37%	4.34%	19%	$205,966

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2050 Portfolio
R6 Class
2026	$13.57	0.37	1.44	1.81	(0.43)	(1.74)	(2.17)	$13.21	14.65%	0.53%	0.58%	2.72%	2.67%	16%	$180,117
2025	$13.04	0.33	0.97	1.30	(0.36)	(0.41)	(0.77)	$13.57	10.45%	0.53%	0.58%	2.51%	2.46%	12%	$237,397
2024	$11.93	0.29	1.14	1.43	(0.29)	(0.03)	(0.32)	$13.04	12.25%	0.53%	0.59%	2.44%	2.38%	14%	$329,717
2023	$11.95	0.23	0.61	0.84	(0.25)	(0.61)	(0.86)	$11.93	8.06%	0.54%	0.60%	2.10%	2.04%	17%	$368,118
2022	$14.73	0.75	(2.27)	(1.52)	(0.70)	(0.56)	(1.26)	$11.95	(11.52)%	0.53%	0.59%	5.22%	5.16%	19%	$312,841

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2055 Portfolio
Investor Class
2026	$18.25	0.40	2.19	2.59	(0.39)	(1.88)	(2.27)	$18.57	15.23%	0.88%	0.92%	2.19%	2.15%	17%	$197,949
2025	$17.16	0.34	1.43	1.77	(0.33)	(0.35)	(0.68)	$18.25	10.66%	0.88%	0.92%	1.98%	1.94%	14%	$151,733
2024	$15.51	0.30	1.59	1.89	(0.24)	—	(0.24)	$17.16	12.36%	0.88%	0.93%	1.93%	1.88%	15%	$145,300
2023	$15.19	0.24	0.93	1.17	(0.22)	(0.63)	(0.85)	$15.51	8.45%	0.89%	0.93%	1.58%	1.54%	18%	$122,095
2022	$18.57	0.82	(2.87)	(2.05)	(0.71)	(0.62)	(1.33)	$15.19	(12.07)%	0.88%	0.92%	4.89%	4.85%	19%	$126,682
I Class
2026	$18.26	0.34	2.29	2.63	(0.43)	(1.88)	(2.31)	$18.58	15.47%	0.68%	0.72%	2.39%	2.35%	17%	$26,996
2025	$17.17	0.37	1.44	1.81	(0.37)	(0.35)	(0.72)	$18.26	10.88%	0.68%	0.72%	2.18%	2.14%	14%	$163,898
2024	$15.51	0.33	1.60	1.93	(0.27)	—	(0.27)	$17.17	12.65%	0.68%	0.73%	2.13%	2.08%	15%	$167,145
2023	$15.20	0.27	0.92	1.19	(0.25)	(0.63)	(0.88)	$15.51	8.60%	0.69%	0.74%	1.78%	1.73%	18%	$157,600
2022	$18.58	0.89	(2.90)	(2.01)	(0.75)	(0.62)	(1.37)	$15.20	(11.88)%	0.68%	0.72%	5.09%	5.05%	19%	$168,209
A Class
2026	$18.20	0.36	2.18	2.54	(0.34)	(1.88)	(2.22)	$18.52	14.96%	1.13%	1.17%	1.94%	1.90%	17%	$122,540
2025	$17.11	0.31	1.42	1.73	(0.29)	(0.35)	(0.64)	$18.20	10.41%	1.13%	1.17%	1.73%	1.69%	14%	$105,243
2024	$15.47	0.28	1.56	1.84	(0.20)	—	(0.20)	$17.11	12.05%	1.13%	1.18%	1.68%	1.63%	15%	$95,148
2023	$15.15	0.19	0.94	1.13	(0.18)	(0.63)	(0.81)	$15.47	8.18%	1.14%	1.18%	1.33%	1.29%	18%	$69,326
2022	$18.52	0.78	(2.87)	(2.09)	(0.66)	(0.62)	(1.28)	$15.15	(12.27)%	1.13%	1.17%	4.64%	4.60%	19%	$62,800
C Class
2026	$18.01	0.22	2.16	2.38	(0.20)	(1.88)	(2.08)	$18.31	14.09%	1.88%	1.92%	1.19%	1.15%	17%	$479
2025	$16.93	0.17	1.42	1.59	(0.16)	(0.35)	(0.51)	$18.01	9.61%	1.88%	1.92%	0.98%	0.94%	14%	$683
2024	$15.30	0.15	1.57	1.72	(0.09)	—	(0.09)	$16.93	11.27%	1.88%	1.93%	0.93%	0.88%	15%	$882
2023	$14.99	0.08	0.93	1.01	(0.07)	(0.63)	(0.70)	$15.30	7.35%	1.89%	1.93%	0.58%	0.54%	18%	$822
2022	$18.34	0.63	(2.84)	(2.21)	(0.52)	(0.62)	(1.14)	$14.99	(12.98)%	1.88%	1.92%	3.89%	3.85%	19%	$845
R Class
2026	$18.21	0.31	2.18	2.49	(0.29)	(1.88)	(2.17)	$18.53	14.65%	1.38%	1.42%	1.69%	1.65%	17%	$237,668
2025	$17.12	0.26	1.43	1.69	(0.25)	(0.35)	(0.60)	$18.21	10.13%	1.38%	1.42%	1.48%	1.44%	14%	$202,997
2024	$15.47	0.22	1.59	1.81	(0.16)	—	(0.16)	$17.12	11.83%	1.38%	1.43%	1.43%	1.38%	15%	$224,692
2023	$15.15	0.15	0.94	1.09	(0.14)	(0.63)	(0.77)	$15.47	7.90%	1.39%	1.43%	1.08%	1.04%	18%	$192,693
2022	$18.52	0.72	(2.86)	(2.14)	(0.61)	(0.62)	(1.23)	$15.15	(12.50)%	1.38%	1.42%	4.39%	4.35%	19%	$144,055

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2055 Portfolio
R6 Class
2026	$14.65	0.38	1.72	2.10	(0.46)	(1.88)	(2.34)	$14.41	15.61%	0.53%	0.59%	2.54%	2.48%	17%	$146,709
2025	$13.92	0.33	1.15	1.48	(0.40)	(0.35)	(0.75)	$14.65	11.04%	0.53%	0.59%	2.33%	2.27%	14%	$201,790
2024	$12.63	0.29	1.30	1.59	(0.30)	—	(0.30)	$13.92	12.81%	0.53%	0.60%	2.28%	2.21%	15%	$247,275
2023	$12.55	0.23	0.75	0.98	(0.27)	(0.63)	(0.90)	$12.63	8.79%	0.54%	0.61%	1.93%	1.86%	18%	$264,930
2022	$15.58	0.80	(2.44)	(1.64)	(0.77)	(0.62)	(1.39)	$12.55	(11.75)%	0.53%	0.59%	5.24%	5.18%	19%	$224,504

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2060 Portfolio
Investor Class
2026	$16.74	0.36	2.13	2.49	(0.37)	(1.36)	(1.73)	$17.50	15.69%	0.88%	0.93%	2.10%	2.05%	21%	$106,368
2025	$15.58	0.30	1.35	1.65	(0.32)	(0.17)	(0.49)	$16.74	10.89%	0.88%	0.93%	1.92%	1.87%	20%	$79,479
2024	$14.06	0.26	1.49	1.75	(0.23)	—	(0.23)	$15.58	12.62%	0.88%	0.94%	1.85%	1.79%	15%	$71,576
2023	$13.90	0.20	0.89	1.09	(0.21)	(0.72)	(0.93)	$14.06	8.80%	0.89%	0.94%	1.46%	1.41%	14%	$55,975
2022	$16.84	0.75	(2.65)	(1.90)	(0.70)	(0.34)	(1.04)	$13.90	(12.16)%	0.88%	0.93%	4.87%	4.82%	16%	$54,887
I Class
2026	$16.77	0.24	2.27	2.51	(0.40)	(1.36)	(1.76)	$17.52	15.90%	0.68%	0.73%	2.30%	2.25%	21%	$10,597
2025	$15.60	0.33	1.36	1.69	(0.35)	(0.17)	(0.52)	$16.77	11.16%	0.68%	0.73%	2.12%	2.07%	20%	$87,028
2024	$14.08	0.29	1.49	1.78	(0.26)	—	(0.26)	$15.60	12.83%	0.68%	0.74%	2.05%	1.99%	15%	$80,635
2023	$13.92	0.22	0.89	1.11	(0.23)	(0.72)	(0.95)	$14.08	9.01%	0.69%	0.74%	1.66%	1.61%	14%	$66,910
2022	$16.86	0.81	(2.67)	(1.86)	(0.74)	(0.34)	(1.08)	$13.92	(11.96)%	0.68%	0.73%	5.07%	5.02%	16%	$55,157
A Class
2026	$16.71	0.33	2.11	2.44	(0.32)	(1.36)	(1.68)	$17.47	15.48%	1.13%	1.18%	1.85%	1.80%	21%	$74,652
2025	$15.55	0.28	1.33	1.61	(0.28)	(0.17)	(0.45)	$16.71	10.63%	1.13%	1.18%	1.67%	1.62%	20%	$56,750
2024	$14.03	0.24	1.47	1.71	(0.19)	—	(0.19)	$15.55	12.37%	1.13%	1.19%	1.60%	1.54%	15%	$49,134
2023	$13.88	0.16	0.88	1.04	(0.17)	(0.72)	(0.89)	$14.03	8.45%	1.14%	1.19%	1.21%	1.16%	14%	$28,253
2022	$16.81	0.71	(2.64)	(1.93)	(0.66)	(0.34)	(1.00)	$13.88	(12.35)%	1.13%	1.18%	4.62%	4.57%	16%	$23,520
C Class
2026	$16.51	0.38	1.91	2.29	(0.19)	(1.36)	(1.55)	$17.25	14.62%	1.88%	1.93%	1.10%	1.05%	21%	$127
2025	$15.37	0.16	1.31	1.47	(0.16)	(0.17)	(0.33)	$16.51	9.77%	1.88%	1.93%	0.92%	0.87%	20%	$352
2024	$13.87	0.12	1.47	1.59	(0.09)	—	(0.09)	$15.37	11.52%	1.88%	1.94%	0.85%	0.79%	15%	$375
2023	$13.72	0.06	0.88	0.94	(0.07)	(0.72)	(0.79)	$13.87	7.69%	1.89%	1.94%	0.46%	0.41%	14%	$290
2022	$16.62	0.59	(2.62)	(2.03)	(0.53)	(0.34)	(0.87)	$13.72	(13.00)%	1.88%	1.93%	3.87%	3.82%	16%	$248
R Class
2026	$16.68	0.27	2.13	2.40	(0.28)	(1.36)	(1.64)	$17.44	15.14%	1.38%	1.43%	1.60%	1.55%	21%	$152,728
2025	$15.53	0.22	1.34	1.56	(0.24)	(0.17)	(0.41)	$16.68	10.30%	1.38%	1.43%	1.42%	1.37%	20%	$126,998
2024	$14.01	0.18	1.50	1.68	(0.16)	—	(0.16)	$15.53	12.10%	1.38%	1.44%	1.35%	1.29%	15%	$146,041
2023	$13.85	0.13	0.89	1.02	(0.14)	(0.72)	(0.86)	$14.01	8.26%	1.39%	1.44%	0.96%	0.91%	14%	$115,828
2022	$16.78	0.70	(2.67)	(1.97)	(0.62)	(0.34)	(0.96)	$13.85	(12.60)%	1.38%	1.43%	4.37%	4.32%	16%	$78,044

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2060 Portfolio
R6 Class
2026	$16.83	0.44	2.12	2.56	(0.43)	(1.36)	(1.79)	$17.60	16.15%	0.53%	0.60%	2.45%	2.38%	21%	$102,873
2025	$15.66	0.37	1.35	1.72	(0.38)	(0.17)	(0.55)	$16.83	11.29%	0.53%	0.60%	2.27%	2.20%	20%	$124,678
2024	$14.13	0.32	1.49	1.81	(0.28)	—	(0.28)	$15.66	13.02%	0.53%	0.61%	2.20%	2.12%	15%	$136,268
2023	$13.97	0.24	0.89	1.13	(0.25)	(0.72)	(0.97)	$14.13	9.15%	0.54%	0.62%	1.81%	1.73%	14%	$135,501
2022	$16.92	0.88	(2.73)	(1.85)	(0.76)	(0.34)	(1.10)	$13.97	(11.84)%	0.53%	0.60%	5.22%	5.15%	16%	$98,298

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2065 Portfolio
Investor Class
2026	$13.64	0.28	1.85	2.13	(0.31)	(0.52)	(0.83)	$14.94	16.13%	0.88%	0.94%	2.02%	1.96%	35%	$24,933
2025	$12.60	0.23	1.14	1.37	(0.25)	(0.08)	(0.33)	$13.64	11.08%	0.88%	0.94%	1.79%	1.73%	8%	$13,971
2024	$11.35	0.20	1.24	1.44	(0.18)	(0.01)	(0.19)	$12.60	12.90%	0.88%	0.95%	1.70%	1.63%	8%	$9,351
2023	$10.86	0.15	0.77	0.92	(0.17)	(0.26)	(0.43)	$11.35	9.00%	0.91%	0.97%	1.37%	1.31%	19%	$5,229
2022	$12.89	0.60	(2.09)	(1.49)	(0.52)	(0.02)	(0.54)	$10.86	(12.16)%	0.88%	0.93%	4.77%	4.72%	18%	$3,483
I Class
2026	$13.65	0.11	2.03	2.14	(0.33)	(0.52)	(0.85)	$14.94	16.28%	0.68%	0.74%	2.22%	2.16%	35%	$2,052
2025	$12.61	0.25	1.14	1.39	(0.27)	(0.08)	(0.35)	$13.65	11.30%	0.68%	0.74%	1.99%	1.93%	8%	$26,237
2024	$11.36	0.22	1.25	1.47	(0.21)	(0.01)	(0.22)	$12.61	13.11%	0.68%	0.75%	1.90%	1.83%	8%	$17,822
2023	$10.87	0.17	0.77	0.94	(0.19)	(0.26)	(0.45)	$11.36	9.22%	0.71%	0.77%	1.57%	1.51%	19%	$8,114
2022	$12.90	0.63	(2.09)	(1.46)	(0.55)	(0.02)	(0.57)	$10.87	(11.97)%	0.68%	0.74%	4.97%	4.91%	18%	$3,324
A Class
2026	$13.61	0.26	1.82	2.08	(0.27)	(0.52)	(0.79)	$14.90	15.79%	1.13%	1.19%	1.77%	1.71%	35%	$25,352
2025	$12.57	0.21	1.13	1.34	(0.22)	(0.08)	(0.30)	$13.61	10.83%	1.13%	1.19%	1.54%	1.48%	8%	$14,912
2024	$11.33	0.18	1.23	1.41	(0.16)	(0.01)	(0.17)	$12.57	12.55%	1.13%	1.20%	1.45%	1.38%	8%	$8,564
2023	$10.84	0.11	0.78	0.89	(0.14)	(0.26)	(0.40)	$11.33	8.73%	1.16%	1.22%	1.12%	1.06%	19%	$2,534
2022	$12.86	0.57	(2.08)	(1.51)	(0.49)	(0.02)	(0.51)	$10.84	(12.33)%	1.13%	1.18%	4.52%	4.47%	18%	$797
C Class
2026	$13.56	0.15	1.82	1.97	(0.16)	(0.52)	(0.68)	$14.85	14.95%	1.88%	1.94%	1.02%	0.96%	35%	$144
2025	$12.52	0.12	1.12	1.24	(0.12)	(0.08)	(0.20)	$13.56	10.03%	1.88%	1.94%	0.79%	0.73%	8%	$124
2024	$11.29	0.09	1.22	1.31	(0.07)	(0.01)	(0.08)	$12.52	11.66%	1.88%	1.95%	0.70%	0.63%	8%	$139
2023	$10.80	0.04	0.77	0.81	(0.06)	(0.26)	(0.32)	$11.29	7.92%	1.91%	1.97%	0.37%	0.31%	19%	$117
2022	$12.81	0.45	(2.05)	(1.60)	(0.39)	(0.02)	(0.41)	$10.80	(12.98)%	1.88%	1.93%	3.77%	3.72%	18%	$35
R Class
2026	$13.60	0.21	1.84	2.05	(0.23)	(0.52)	(0.75)	$14.90	15.58%	1.38%	1.44%	1.52%	1.46%	35%	$68,291
2025	$12.56	0.16	1.14	1.30	(0.18)	(0.08)	(0.26)	$13.60	10.55%	1.38%	1.44%	1.29%	1.23%	8%	$49,076
2024	$11.32	0.14	1.24	1.38	(0.13)	(0.01)	(0.14)	$12.56	12.28%	1.38%	1.45%	1.20%	1.13%	8%	$32,679
2023	$10.83	0.09	0.77	0.86	(0.11)	(0.26)	(0.37)	$11.32	8.46%	1.41%	1.47%	0.87%	0.81%	19%	$18,382
2022	$12.85	0.54	(2.08)	(1.54)	(0.46)	(0.02)	(0.48)	$10.83	(12.57)%	1.38%	1.43%	4.27%	4.22%	18%	$6,927

For a Share Outstanding Throughout the Years Ended July 31 (except as noted)
Per-Share Data										Ratios and Supplemental Data
		Income From Investment Operations*:			Distributions From:					Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Net Investment Income	Net Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2065 Portfolio
R6 Class
2026	$13.67	0.38	1.80	2.18	(0.36)	(0.52)	(0.88)	$14.97	16.51%	0.53%	0.61%	2.37%	2.29%	35%	$35,604
2025	$12.63	0.28	1.13	1.41	(0.29)	(0.08)	(0.37)	$13.67	11.45%	0.53%	0.60%	2.14%	2.07%	8%	$40,142
2024	$11.38	0.24	1.24	1.48	(0.22)	(0.01)	(0.23)	$12.63	13.26%	0.53%	0.61%	2.05%	1.97%	8%	$26,895
2023	$10.89	0.18	0.77	0.95	(0.20)	(0.26)	(0.46)	$11.38	9.37%	0.56%	0.64%	1.72%	1.64%	19%	$17,636
2022	$12.92	0.66	(2.10)	(1.44)	(0.57)	(0.02)	(0.59)	$10.89	(11.81)%	0.53%	0.60%	5.12%	5.05%	18%	$10,883

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

For a Share Outstanding Throughout the Period Indicated
Per-Share Data								Ratios and Supplemental Data
		Income From Investment Operations*:						Ratio to Average Net Assets of†:
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)(1)	Net Realized and Unrealized Gain (Loss)	Total From Investment Operations	Distributions From Net Investment Income	Net Asset Value, End of Period	Total Return(2)	Operating Expenses	Operating Expenses (before expense waiver)	Net Investment Income (Loss)	Net Investment Income (Loss) (before expense waiver)	Portfolio Turnover Rate	Net Assets, End of Period (in thousands)
One Choice 2070 Portfolio
Investor Class
2026(3)	$10.00	0.04	0.93	0.97	(0.21)	$10.76	9.91%	0.88%	0.94%	0.62%	0.56%	22%	$2,685
I Class
2026(3)	$10.00	0.21	0.76	0.97	(0.21)	$10.76	9.93%	0.68%	0.74%	0.82%	0.76%	22%	$27
A Class
2026(3)	$10.00	0.05	0.89	0.94	(0.21)	$10.73	9.58%	1.13%	1.19%	0.37%	0.31%	22%	$272
C Class
2026(3)	$10.00	0.13	0.76	0.89	(0.20)	$10.69	9.10%	1.88%	1.94%	(0.38)%	(0.44)%	22%	$27
R Class
2026(3)	$10.00	—(4)	0.93	0.93	(0.21)	$10.72	9.45%	1.38%	1.44%	0.12%	0.06%	22%	$1,429
R6 Class
2026(3)	$10.00	0.06	0.92	0.98	(0.21)	$10.77	10.04%	0.53%	0.60%	0.97%	0.90%	22%	$1,107

Notes to Financial Highlights
(1)Computed using average shares outstanding throughout the period.
(2)Total returns are calculated based on the net asset value of the last business day and do not reflect applicable sales charges, if any. Total returns for periods less than one year are not annualized.
(3)December 1, 2025 (fund inception) through July 31, 2026.
(4)Per-share amount was less than $0.005.
*The amount shown for a share outstanding throughout the period may not correlate with the Statement of Operations or precisely reflect the class expense differentials due to the timing of transactions in shares of a fund in relation to income earned and/or fluctuations in the fair value of a fund's investments.
†Ratios for periods less than one year are annualized. Zero balances may reflect amounts less than 0.005%.

See Notes to Financial Statements.

Report of Independent Registered Public Accounting Firm

To the shareholders and the Board of Directors of American Century Asset Allocation Portfolios, Inc.:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of American Century Asset Allocation Portfolios, Inc. comprising the One Choice® In Retirement Portfolio, One Choice® 2030 Portfolio, One Choice® 2035 Portfolio, One Choice® 2040 Portfolio, One Choice® 2045 Portfolio, One Choice® 2050 Portfolio, One Choice® 2055 Portfolio, One Choice® 2060 Portfolio, One Choice® 2065 Portfolio, and One Choice® 2070 Portfolio (the “Funds”), including the schedules of investments, as of July 31, 2026; the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended for the Funds, except One Choice® 2070 Portfolio; the related statements of operations, changes in net assets, and financial highlights for the period from December 1, 2025 (fund inception) through July 31, 2026, for One Choice® 2070 Portfolio; and the related notes (collectively referred to as the “financial statements and financial highlights”).

In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds, except One Choice® 2070 Portfolio, as of July 31, 2026, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. Also, in our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of One Choice® 2070 Portfolio as of July 31, 2026; the results of operations, changes in net assets, and financial highlights for One Choice® 2070 Portfolio for the period from December 1, 2025 (fund inception) through July 31, 2026, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2026, by correspondence with the custodian, the transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP

Kansas City, Missouri
September 17, 2026

We have served as the auditor of one or more American Century investment companies since 1997.
72

Other Tax Information

The following information is provided pursuant to provisions of the Internal Revenue Code (IRC).

The funds hereby designate up to the maximum amount allowable as qualified dividend income for the fiscal year ended July 31, 2026.

The funds hereby designate the following, or up to the maximum amount allowable, for the fiscal year ended July 31, 2026.

	Corporate Dividends Received Deduction	Qualified Short-Term Capital Gain Distributions (IRC Section 871)	Long-Term Capital Gain Distributions (20% Rate)
One Choice In Retirement Portfolio	$8,514,963	$1,359,838	$70,575,432
One Choice 2030 Portfolio	$4,383,681	$1,312,306	$110,799,823
One Choice 2035 Portfolio	$5,873,959	$2,593,645	$138,234,462
One Choice 2040 Portfolio	$4,763,321	$2,022,137	$114,154,129
One Choice 2045 Portfolio	$5,725,052	$2,174,370	$133,681,566
One Choice 2050 Portfolio	$4,780,070	$1,711,578	$113,744,671
One Choice 2055 Portfolio	$3,888,968	$1,752,624	$82,467,544
One Choice 2060 Portfolio	$2,393,138	$1,560,050	$36,295,658
One Choice 2065 Portfolio	$800,550	$1,612,472	$4,930,444
One Choice 2070 Portfolio	$3,813	—	—

For the fiscal year ended July 31, 2026, the funds intend to pass through to shareholders the following foreign source income and foreign taxes paid, or up to the maximum amount allowable, as a foreign tax credit.

	Foreign Tax Credit		Foreign Source Income
	Amount	Per Outstanding Share	Amount	Per Outstanding Share
One Choice In Retirement Portfolio	$592,412	$0.0032	$8,650,220	$0.0466
One Choice 2030 Portfolio	$350,826	$0.0039	$4,869,080	$0.0538
One Choice 2035 Portfolio	$540,043	$0.0055	$7,073,363	$0.0714
One Choice 2040 Portfolio	$484,217	$0.0059	$5,995,317	$0.0737
One Choice 2045 Portfolio	$642,796	$0.0085	$7,515,164	$0.0994
One Choice 2050 Portfolio	$552,519	$0.0086	$6,387,991	$0.1000
One Choice 2055 Portfolio	$452,533	$0.0108	$5,233,770	$0.1253
One Choice 2060 Portfolio	$278,816	$0.0109	$3,224,612	$0.1261
One Choice 2065 Portfolio	$94,513	$0.0090	$1,093,029	$0.1043
One Choice 2070 Portfolio	$157	$0.0003	$1,818	$0.0035

The funds utilized the following earnings and profits distributed to shareholders on redemptions of shares as part of the dividends paid deduction (tax equalization).
Dividends Paid Deduction (Tax Equalization)
One Choice In Retirement Portfolio	$18,583,226
One Choice 2030 Portfolio	$12,328,217
One Choice 2035 Portfolio	$17,475,456
One Choice 2040 Portfolio	$14,438,258
One Choice 2045 Portfolio	$17,178,188
One Choice 2050 Portfolio	$15,048,856
One Choice 2055 Portfolio	$12,198,008
One Choice 2060 Portfolio	$6,032,280
One Choice 2065 Portfolio	$1,577,674
One Choice 2070 Portfolio	—

73

Contact Us	americancentury.com
Automated Information Line	1-800-345-8765
Investor Services Representative	1-800-345-2021 or 816-531-5575
Banks and Trust Companies, Broker-Dealers, Financial Professionals, Insurance Companies	1-800-345-6488

This report and the statements it contains are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

©2026 American Century Proprietary Holdings, Inc. All rights reserved. CL-ANN-93179 2609

(b) The information required by Item 13 of Form N-1A is included as part of the financial statements filed under Item 7(a) of this Form.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 9. PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES.

None.

ITEM 10. REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES.

The remuneration paid to directors, officers and others is included as part of the financial statements and other information filed under Item 7 of this Form.

ITEM 11. STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT.

A statement regarding the basis for the board of directors’ approval of the investment advisory contract is included as part of the financial statements and other information filed under Item 7 of this Form.

ITEM 12. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 14. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 15. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During the reporting period, there were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board.

ITEM 16. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 17. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 18. RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION.

(a) Not applicable.

(b) Not applicable.

ITEM 19. EXHIBITS.

(a)(1) Registrant’s Code of Ethics for Senior Financial Officers, which is the subject of the disclosure required by Item 2 of Form N-CSR, was filed as Exhibit 12(a)(1) to American Century Asset Allocation Portfolios, Inc.’s Certified Shareholder Report on Form N-CSR, File No. 811-21591, on September 29, 2005.

(a)(2) Not applicable.

(a)(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as EX-99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) A certification by the registrant’s chief executive officer and chief financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, is furnished and attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century Asset Allocation Portfolios, Inc.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President

Date:	September 25, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Patrick Bannigan
	Name:	Patrick Bannigan
	Title:	President
(principal executive officer)

Date:	September 25, 2026

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	September 25, 2026